Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (1.7%)
	Commonwealth Bank of Australia	1,041,187	102,747
	BHP Group Ltd.	3,130,888	76,894
	CSL Ltd.	300,009	51,794
	National Australia Bank Ltd.	1,919,506	47,300
	Westpac Banking Corp.	2,136,616	44,332
	ANZ Group Holdings Ltd.	1,849,526	34,926
	Wesfarmers Ltd.	703,956	33,159
	Macquarie Group Ltd.	217,232	32,136
	Goodman Group	1,157,065	25,803
	Aristocrat Leisure Ltd.	398,872	18,547
	Woodside Energy Group Ltd.	1,178,989	17,969
	Rio Tinto Ltd.	233,220	16,797
	Transurban Group	1,938,575	15,968
	Woolworths Group Ltd.	758,470	14,260
	QBE Insurance Group Ltd.	950,130	12,264
	Fortescue Ltd.	986,680	11,555
	Brambles Ltd.	879,145	10,744
*	Xero Ltd.	94,559	10,643
	Suncorp Group Ltd.	809,270	10,376
	Coles Group Ltd.	839,264	10,116
	WiseTech Global Ltd.	120,143	9,095
*	James Hardie Industries plc GDR	269,836	9,069
	Santos Ltd.	2,056,716	8,906
	Amcor plc GDR	903,565	8,747
	Insurance Australia Group Ltd.	1,527,751	8,664
	Cochlear Ltd.	40,496	7,971
	Computershare Ltd. (XASX)	366,474	7,966
	Scentre Group	3,384,737	7,660
	Northern Star Resources Ltd.	711,542	7,531
	Origin Energy Ltd.	1,121,856	7,235
	CAR Group Ltd.	241,426	6,016
	South32 Ltd.	2,909,321	5,974
	Telstra Group Ltd.	2,425,187	5,921
	Sonic Healthcare Ltd.	316,761	5,565
	Pro Medicus Ltd.	30,671	5,249
	Stockland	1,627,086	5,155
	REA Group Ltd.	32,258	4,948
	ASX Ltd.	113,800	4,462
	Lottery Corp. Ltd.	1,380,660	4,292
	JB Hi-Fi Ltd.	65,228	4,070
	Medibank Pvt Ltd.	1,625,211	4,007
	Evolution Mining Ltd.	1,138,679	3,957
*	NEXTDC Ltd.	424,901	3,864
	GPT Group	1,346,695	3,823
	SGH Ltd.	119,749	3,533
	BlueScope Steel Ltd.	269,415	3,518
	Technology One Ltd.	180,183	3,426
	ALS Ltd.	334,027	3,368
	APA Group	782,573	3,300
	Dexus	737,919	3,291
	Mirvac Group	2,712,158	3,281
	Orica Ltd.	296,397	3,213
	Treasury Wine Estates Ltd.	476,415	3,161
*	Telix Pharmaceuticals Ltd.	173,316	3,113
	SEEK Ltd.	221,034	3,108
	Vicinity Ltd.	2,280,373	3,091
	Bendigo & Adelaide Bank Ltd.	364,010	3,055
	Washington H Soul Pattinson & Co. Ltd.	144,458	3,048
*	Qantas Airways Ltd.	520,941	3,019
	Qube Holdings Ltd.	1,172,210	3,008

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Charter Hall Group	285,265	2,743
	Worley Ltd.	308,044	2,737
*	Pilbara Minerals Ltd.	1,920,387	2,693
	AGL Energy Ltd.	362,334	2,577
	Ampol Ltd.	140,872	2,528
	Steadfast Group Ltd.	692,676	2,488
	Endeavour Group Ltd.	953,803	2,488
	Mineral Resources Ltd.	105,780	2,257
	Cleanaway Waste Management Ltd.	1,314,516	2,251
	Ramsay Health Care Ltd.	105,193	2,185
	Aurizon Holdings Ltd.	1,075,926	2,178
*	Lynas Rare Earths Ltd.	553,304	2,145
	Incitec Pivot Ltd.	1,141,654	2,109
	Atlas Arteria Ltd.	663,248	2,071
	Lendlease Corp. Ltd.	501,086	1,996
	Breville Group Ltd.	84,180	1,983
	Bank of Queensland Ltd.	453,168	1,952
	Ansell Ltd.	85,368	1,856
	Sigma Healthcare Ltd.	1,030,184	1,821
*,1	Life360 Inc. GDR	114,491	1,774
	Reece Ltd.	119,675	1,753
	AMP Ltd.	1,553,146	1,711
	Downer EDI Ltd.	470,766	1,657
	HUB24 Ltd.	32,779	1,623
*	Sandfire Resources Ltd.	263,386	1,597
	Charter Hall Long Wale REIT	662,105	1,586
	AUB Group Ltd.	79,475	1,567
	Reliance Worldwide Corp. Ltd.	469,290	1,563
	Whitehaven Coal Ltd.	412,320	1,549
	Perseus Mining Ltd.	847,981	1,480
	IDP Education Ltd.	172,354	1,412
	Flight Centre Travel Group Ltd.	127,490	1,405
*	De Grey Mining Ltd.	1,146,262	1,405
*	Genesis Minerals Ltd.	712,513	1,382
*	Paladin Energy Ltd.	235,372	1,278
*,2	Mesoblast Ltd.	653,800	1,272
	Orora Ltd.	861,243	1,254
	National Storage REIT	877,044	1,212
*	Zip Co. Ltd.	788,196	1,170
	IGO Ltd.	386,223	1,161
	Metcash Ltd.	578,905	1,131
	Harvey Norman Holdings Ltd.	349,024	1,117
	Challenger Ltd.	281,886	1,095
	Ventia Services Group Pty Ltd.	464,690	1,092
	Region RE Ltd.	811,977	1,090
	Insignia Financial Ltd.	396,484	1,078
	ARB Corp. Ltd.	44,466	1,078
	HomeCo Daily Needs REIT	1,377,424	1,007
	HMC Capital Ltd.	170,028	987
[1]	Viva Energy Group Ltd.	599,021	954
	Ramelius Resources Ltd.	630,328	950
	nib holdings Ltd.	263,080	936
	Beach Energy Ltd.	990,822	929
*	Vault Minerals Ltd.	3,879,759	919
	Gold Road Resources Ltd.	605,940	918
*	Capricorn Metals Ltd.	190,001	895
	Super Retail Group Ltd.	92,727	893
	Ingenia Communities Group	252,668	890
*	Guzman y Gomez Ltd.	36,032	883
	Netwealth Group Ltd.	44,941	869
	Magellan Financial Group Ltd.	133,594	861
*	Emerald Resources NL	326,689	860
	New Hope Corp. Ltd.	287,133	856
	Champion Iron Ltd.	251,589	855
	Westgold Resources Ltd.	536,524	845
	Eagers Automotive Ltd.	105,029	835
	Arena REIT	344,989	826
	Perpetual Ltd.	61,958	818
	Pinnacle Investment Management Group Ltd.	51,131	802
	Yancoal Australia Ltd.	198,265	790

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Regis Resources Ltd.	391,667	730
	Bega Cheese Ltd.	203,972	730
	Nine Entertainment Co. Holdings Ltd.	858,041	716
	BWP Trust	334,575	702
	Centuria Industrial REIT	382,499	693
	Domino's Pizza Enterprises Ltd.	37,445	693
	Sims Ltd.	85,247	692
*	West African Resources Ltd.	681,473	690
	Premier Investments Ltd.	46,619	683
	Charter Hall Social Infrastructure REIT	424,093	677
*	WEB Travel Group Ltd.	213,221	668
	Codan Ltd.	67,411	666
	Iluka Resources Ltd.	245,222	662
*	Opthea Ltd.	894,697	629
	IPH Ltd.	202,558	625
	GrainCorp Ltd. Class A	133,698	622
	Lovisa Holdings Ltd.	34,054	607
	Waypoint REIT Ltd.	402,946	604
	NRW Holdings Ltd.	282,625	595
	Corporate Travel Management Ltd.	62,290	590
	Charter Hall Retail REIT	292,604	588
*	IRESS Ltd.	101,554	588
*	PEXA Group Ltd.	71,558	579
	Centuria Capital Group	524,850	577
	Deterra Royalties Ltd.	227,707	569
	Bapcor Ltd.	182,563	562
*	Neuren Pharmaceuticals Ltd.	63,248	561
	EVT Ltd.	76,887	557
	Amotiv Ltd.	83,265	554
	TPG Telecom Ltd.	201,437	546
*	Bellevue Gold Ltd.	716,011	545
	Karoon Energy Ltd.	559,674	541
	Helia Group Ltd.	179,466	536
*	Austal Ltd.	224,126	531
*	Temple & Webster Group Ltd.	58,920	522
	GQG Partners Inc. GDR	393,920	520
	Brickworks Ltd.	32,053	516
	Nickel Industries Ltd.	1,085,126	506
	Imdex Ltd.	309,856	503
*	Alpha HPA Ltd.	839,042	499
*	Spartan Resources Ltd.	602,177	498
	Myer Holdings Ltd.	881,228	497
	Tabcorp Holdings Ltd.	1,184,950	495
*	Boss Energy Ltd.	243,147	490
*	PolyNovo Ltd.	378,378	481
	Monadelphous Group Ltd.	49,373	479
*	Deep Yellow Ltd.	576,853	474
	Nick Scali Ltd.	47,296	473
*	Tuas Ltd.	111,285	451
	Nufarm Ltd.	200,238	448
*	Megaport Ltd.	85,492	446
	Data#3 Ltd.	101,966	438
*	SiteMinder Ltd.	117,620	433
	Perenti Ltd.	499,424	432
	Dexus Industria REIT	254,739	430
*	Macquarie Technology Group Ltd.	7,973	419
*	Silex Systems Ltd.	109,538	415
*	Superloop Ltd.	293,545	411
	Inghams Group Ltd.	205,852	410
	Elders Ltd.	90,730	400
	Lifestyle Communities Ltd.	65,814	398
	Service Stream Ltd.	403,873	392
	Aussie Broadband Ltd.	157,532	384
*	Clarity Pharmaceuticals Ltd.	166,269	376
*	Nuix Ltd.	133,663	369
*,2	Liontown Resources Ltd.	892,153	366
	Centuria Office REIT	493,450	357
	Ridley Corp. Ltd.	198,995	347
	McMillan Shakespeare Ltd.	35,729	340
	Stanmore Resources Ltd.	197,115	318

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Healius Ltd.	352,684	312
	G8 Education Ltd.	359,410	310
*	Judo Capital Holdings Ltd.	250,833	310
*	Resolute Mining Ltd.	1,218,737	308
	Growthpoint Properties Australia Ltd.	203,498	303
*	Fleetpartners Group Ltd.	172,186	299
	Bravura Solutions Ltd.	220,350	294
	GDI Property Group Partnership	793,163	290
	Johns Lyng Group Ltd.	121,385	278
	Collins Foods Ltd.	59,424	276
	Regis Healthcare Ltd.	66,335	268
*	Select Harvests Ltd.	92,487	266
*	Nanosonics Ltd.	125,228	266
	MyState Ltd.	93,253	264
	Kelsian Group Ltd.	110,932	260
	Credit Corp. Group Ltd.	27,193	259
	Hansen Technologies Ltd.	76,538	259
	Accent Group Ltd.	185,939	252
	Rural Funds Trust	248,430	249
	Domain Holdings Australia Ltd.	145,704	246
*	BrainChip Holdings Ltd.	1,191,962	239
	Jumbo Interactive Ltd.	29,317	238
*,2	Vulcan Energy Resources Ltd.	78,229	223
	Vulcan Steel Ltd.	49,991	223
	Abacus Storage King	309,567	223
	oOh!media Ltd.	303,040	218
	Integral Diagnostics Ltd.	110,431	213
*,2	Strike Energy Ltd.	1,411,792	204
	Australian Ethical Investment Ltd.	63,690	197
	Abacus Group	272,036	194
*	DroneShield Ltd.	461,117	191
	Cromwell Property Group	766,822	185
*	Audinate Group Ltd.	38,055	176
*	Australian Agricultural Co. Ltd.	198,343	174
	SmartGroup Corp. Ltd.	34,915	172
	Infomedia Ltd.	200,382	172
	Hotel Property Investments Ltd.	73,555	171
	PWR Holdings Ltd.	33,484	170
	GWA Group Ltd.	108,684	169
*	Amplitude Energy Ltd.	1,339,382	166
	Kogan.com Ltd.	56,062	165
	Clinuvel Pharmaceuticals Ltd.	21,474	161
[1]	Coronado Global Resources Inc. GDR	383,982	155
	HealthCo REIT	246,383	153
*	Omni Bridgeway Ltd.	181,427	152
*,2	Weebit Nano Ltd.	108,201	151
	Dicker Data Ltd.	28,127	150
*	Emeco Holdings Ltd.	242,499	138
[3]	Leo Lithium Ltd.	657,986	136
	Navigator Global Investments Ltd. (XASX)	137,284	135
*	Chalice Mining Ltd.	194,712	134
	Australian Clinical Labs Ltd.	57,771	134
*	Mayne Pharma Group Ltd.	45,285	128
	Platinum Asset Management Ltd.	304,070	128
	Praemium Ltd.	219,272	121
*	Alkane Resources Ltd.	333,352	120
*,2	ioneer Ltd.	1,046,875	109
*	Star Entertainment Group Ltd.	1,426,946	104
	Cedar Woods Properties Ltd.	29,986	100
*	Webjet Group Ltd.	213,221	100
*	Cettire Ltd.	110,751	98
*	OFX Group Ltd.	100,137	87
	Redox Ltd.	33,243	87
*	Imugene Ltd.	3,809,649	85
*	Wildcat Resources Ltd.	578,880	85
	Australian Finance Group Ltd.	79,434	81
*	Carnarvon Energy Ltd.	970,363	75
*	Arafura Rare Earths Ltd.	932,307	75
*,3	AVZ Minerals Ltd.	1,173,611	73
*	Fineos Corp. Ltd. GDR	64,697	72

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Aurelia Metals Ltd.	605,104	71
	SG Fleet Group Ltd.	31,301	67
*	Catapult Group International Ltd.	26,857	67
*	St Barbara Ltd.	414,057	64
	SRG Global Ltd.	71,160	64
*	Tyro Payments Ltd.	124,644	63
	Solvar Ltd.	78,326	62
*	EML Payments Ltd.	118,258	60
*	Sayona Mining Ltd.	4,246,221	60
	Baby Bunting Group Ltd.	48,163	57
*	Mount Gibson Iron Ltd.	286,220	56
*	Core Lithium Ltd.	981,521	53
*	Coast Entertainment Holdings Ltd.	176,320	53
*,2	Syrah Resources Ltd.	360,281	51
*	29Metals Ltd.	302,561	43
*	Seven West Media Ltd.	407,337	42
	Humm Group Ltd.	96,019	35
*	Novonix Ltd.	104,544	35
	Jupiter Mines Ltd.	352,785	34
*	Calix Ltd.	79,471	29
*,3	Firefinch Ltd.	519,107	19
*,3	ESG Minerals	24,573	—
			952,843
Austria (0.1%)
	Erste Group Bank AG	195,862	12,041
[1]	BAWAG Group AG	48,423	4,377
	OMV AG	84,218	3,468
	Verbund AG	40,814	3,133
	ANDRITZ AG	44,491	2,519
	Wienerberger AG	66,574	1,943
	Raiffeisen Bank International AG	77,021	1,742
	voestalpine AG	62,879	1,315
*	DO & Co. AG	4,519	904
	Vienna Insurance Group AG Wiener Versicherung Gruppe	22,373	749
[2]	Telekom Austria AG	76,181	636
	UNIQA Insurance Group AG	69,446	587
	CA Immobilien Anlagen AG	23,167	572
	Oesterreichische Post AG	18,751	567
	EVN AG	21,054	508
	Strabag SE	7,566	371
	Schoeller-Bleckmann Oilfield Equipment AG	8,243	294
*	Lenzing AG	10,800	279
*	IMMOFINANZ AG	15,378	269
	Porr AG	10,423	220
	Palfinger AG	8,719	206
*,2	AT&S Austria Technologie & Systemtechnik AG	14,089	192
*	Eurotelesites AG	19,045	107
	Agrana Beteiligungs AG	3,459	39
			37,038
Belgium (0.2%)
	Anheuser-Busch InBev SA	565,849	27,883
*	Argenx SE	37,160	24,531
	UCB SA	76,342	14,853
	KBC Group NV	145,279	11,144
	Ageas SA	108,196	5,574
	Groupe Bruxelles Lambert NV	53,906	3,742
	Syensqo SA	41,989	3,308
	Sofina SA	10,339	2,577
	Lotus Bakeries NV	240	2,560
	Ackermans & van Haaren NV	12,825	2,489
	D'ieteren Group	13,642	2,288
	Warehouses De Pauw CVA	103,431	2,222
	Aedifica SA	31,287	1,885
	Azelis Group NV	89,351	1,830
	Elia Group SA	22,903	1,545
	KBC Ancora	26,126	1,405
	Solvay SA	42,924	1,312
	Cofinimmo SA	23,132	1,304
	Umicore SA	124,476	1,253

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Colruyt Group NV	28,293	1,042
	VGP NV	10,045	857
	Xior Student Housing NV	26,816	856
	Montea NV	12,337	853
	Melexis NV	12,072	728
	Bekaert SA	20,649	721
	Shurgard Self Storage Ltd. (XBRU)	18,836	697
	Fagron	30,361	602
	Deme Group NV	3,612	507
	Retail Estates NV	8,422	502
	Proximus SADP	89,316	495
	Barco NV	39,155	389
*	Ontex Group NV	41,395	351
[2]	Gimv NV	8,579	338
	Kinepolis Group NV	8,060	322
	Vastned NV	8,551	253
	Tessenderlo Group SA	11,558	252
	bpost SA	44,296	85
			123,555
Brazil (0.3%)
	Vale SA	2,274,844	21,086
	Petroleo Brasileiro SA	1,935,261	13,792
	Weg SA	925,082	8,713
	B3 SA - Brasil Bolsa Balcao	3,235,780	6,196
	Banco Do Brasil SA	1,043,740	4,944
	Centrais Eletricas Brasileiras SA	797,488	4,925
	Cia de Saneamento Basico do Estado de Sao Paulo	294,400	4,764
*	Embraer SA	456,600	4,664
	Suzano SA	421,715	4,501
	JBS SA	720,998	4,372
	Banco BTG Pactual SA	730,124	4,069
	Ambev SA	2,136,176	4,057
*	PRIO SA	542,275	3,803
	Itau Unibanco Holding SA ADR	598,242	3,470
	Raia Drogasil SA	925,908	3,341
	Localiza Rent a Car SA (BVMF)	621,980	3,285
	Equatorial Energia SA	595,366	3,072
[1]	Rede D'Or Sao Luiz SA	589,039	2,817
	Petroleo Brasileiro SA ADR	216,610	2,794
	BB Seguridade Participacoes SA	411,139	2,711
	Telefonica Brasil SA	290,364	2,577
	Petroleo Brasileiro SA ADR (XNYS)	179,623	2,552
	Rumo SA	764,316	2,406
	Banco Bradesco SA ADR	979,393	2,067
	Klabin SA	534,160	2,051
	Vibra Energia SA	678,348	1,957
	Totvs SA	317,184	1,849
	Banco Bradesco SA	972,594	1,834
	Itau Unibanco Holding SA	347,671	1,773
	Xp Malls Fdo Inv Imob Fii	105,152	1,754
	BRF SA	401,545	1,504
	Lojas Renner SA	638,434	1,491
	Ultrapar Participacoes SA	491,096	1,390
	Energisa SA	196,715	1,335
	Brava Energia	326,644	1,254
	Natura & Co. Holding SA	574,463	1,241
	CCR SA	631,944	1,214
*,1	Hapvida Participacoes e Investimentos SA	2,840,112	1,176
	Transmissora Alianca de Energia Eletrica SA	190,327	1,091
	Iguatemi SA (BVMF)	342,700	1,081
	TIM SA	388,800	1,039
[1]	GPS Participacoes e Empreendimentos SA	400,200	1,026
	Ambev SA ADR	532,359	985
	Santos Brasil Participacoes SA	429,323	968
	Sendas Distribuidora SA	823,842	950
	Cosan SA	701,452	929
	Allos SA	284,646	925
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	260,698	911
	Banco Santander Brasil SA	201,300	894

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Tres Tentos Agroindustrial SA	319,700	870
	Kinea Rendimentos Imobiliarios FII (BVMF)	46,125	805
	Porto Seguro SA	115,444	790
*	Ambipar Participacoes e Empreendimentos SA	32,700	736
	Engie Brasil Energia SA	112,292	707
	Kinea Indice de Precos FII	47,661	700
	Hypera SA	221,112	692
	Cia Paranaense de Energia - Copel	465,870	691
	CPFL Energia SA	116,900	688
	Gerdau SA ADR	232,056	675
	Caixa Seguridade Participacoes SA	251,300	631
	Multiplan Empreendimentos Imobiliarios SA	156,421	600
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	22,124	576
	Marfrig Global Foods SA	204,286	555
	FII BTLG	30,875	498
*	Eneva SA	237,602	480
	Cia de Saneamento do Parana	105,068	461
	Fleury SA	220,636	447
	Direcional Engenharia SA	88,137	434
	Cia Siderurgica Nacional SA	273,000	425
*	IRB Brasil Resseguros SA	45,622	413
	Kinea High Yield CRI - FII	24,773	401
	Maxi Renda FII (BVMF)	248,091	391
	Neoenergia SA	121,642	390
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	382
	Azzas 2154 SA	65,317	382
	XP Log FII (BVMF)	23,223	362
	Kinea Renda Imobiliaria FII	15,551	349
	Sao Martinho SA	88,800	345
	Cia Energetica de Minas Gerais	133,646	344
	Atacadao SA	323,671	343
	Odontoprev SA	167,443	324
	Alupar Investimento SA	66,688	324
	SLC Agricola SA	107,976	321
	Petroreconcavo SA	117,900	320
*	Orizon Valorizacao de Residuos SA	43,597	309
	Grupo Mateus SA	262,500	300
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	15,695	300
	YDUQS Participacoes SA	167,700	294
	M Dias Branco SA	67,300	266
	Auren Energia SA	190,520	264
	TIM SA ADR	19,532	259
	Wilson Sons SA	88,400	257
	Cury Construtora e Incorporadora SA	68,900	255
	FII Iridium	23,717	252
	Vinci Shopping Centers FII (BVMF)	15,328	252
*	Magazine Luiza SA	193,184	247
	Fundo De Investimento Imobiliario TG Ativo Real	17,728	247
	CSN Mineracao SA	263,100	246
*	Cogna Educacao SA	974,473	235
	Fras-Le SA	56,394	209
*	Serena Energia SA	185,768	207
	Hedge Brasil Shopping FII	6,598	200
	Kinea Rendimentos Imobiliari	11,479	200
	Iochpe Maxion SA	85,446	199
	Smartfit Escola de Ginastica e Danca SA	59,100	197
	Vivara Participacoes SA	51,700	190
	Capitania Securities II Fii	175,780	187
	Fundo De Investimento Imobiliario VBI Prime Properties	15,256	187
*	MRV Engenharia e Participacoes SA	193,100	186
	Fii UBS Br Receb Imob	14,598	181
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	180
	Tupy SA	48,400	177
	Dexco SA	173,000	175
	Grendene SA	177,800	174
	JHSF Participacoes SA	253,747	172
	Mills Locacao Servicos e Logistica SA	100,894	158
	Vulcabras SA	53,500	156
[1]	LWSA SA	252,037	145
	EcoRodovias Infraestrutura e Logistica SA	146,153	130

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Ez Tec Empreendimentos e Participacoes SA	58,861	128
	Pet Center Comercio E Participacoes SA	150,800	121
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	119
*	Log-in Logistica Intermodal SA	32,900	118
	Cia Siderurgica Nacional SA ADR	72,877	115
*	Minerva SA	135,360	112
	Mahle-Metal Leve SA	22,500	109
	Grupo SBF SA	51,109	101
*	SIMPAR SA	157,472	97
	LOG Commercial Properties e Participacoes SA	29,615	96
*	Zamp SA	190,775	95
*	Hidrovias do Brasil SA	195,900	89
	Armac Locacao Logistica E Servicos SA	101,000	85
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	79
	Camil Alimentos SA	89,500	73
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	70
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	66
*	Oncoclinicas do Brasil Servicos Medicos SA	180,500	66
*	Cia Brasileira de Aluminio	68,422	64
*	Cia Brasileira de Distribuicao	114,556	53
*	Diagnosticos da America SA	149,678	48
	FII Hectare Ce	10,844	42
	Movida Participacoes SA	48,300	33
	Cosan SA ADR	5,875	32
	Anima Holding SA	83,984	30
	Trx Real Estate FII	1,441	25
	Lojas Quero-Quero SA	42,500	17
*	Automob Participacoes SA	249,786	13
			181,141
Canada (2.6%)
	Royal Bank of Canada	876,344	106,836
*	Shopify Inc. Class A	750,751	87,615
	Toronto-Dominion Bank	1,095,004	62,467
	Enbridge Inc.	1,349,974	58,380
	Brookfield Corp.	926,755	56,663
[2]	Bank of Montreal	449,185	44,469
	Constellation Software Inc.	12,355	40,406
	Canadian Natural Resources Ltd.	1,293,476	39,293
	Bank of Nova Scotia	756,469	38,704
	Canadian Pacific Kansas City Ltd.	470,110	37,360
	Canadian Imperial Bank of Commerce	579,486	36,503
	Canadian National Railway Co.	348,393	36,394
	Manulife Financial Corp.	1,090,620	32,613
	Suncor Energy Inc.	798,419	29,957
	Waste Connections Inc.	158,518	29,127
	TC Energy Corp.	642,143	28,936
	Agnico Eagle Mines Ltd.	310,021	28,815
	Alimentation Couche-Tard Inc.	486,728	25,704
	Sun Life Financial Inc.	360,553	20,792
	Intact Financial Corp.	110,880	19,695
	National Bank of Canada	211,036	18,730
	Barrick Gold Corp.	1,098,833	17,964
	Fairfax Financial Holdings Ltd.	13,329	17,941
	Wheaton Precious Metals Corp.	284,066	17,724
	Dollarama Inc.	173,725	16,440
	Franco-Nevada Corp.	119,537	16,250
	Nutrien Ltd.	310,473	16,024
	CGI Inc.	128,594	15,159
	Brookfield Asset Management Ltd. Class A (XTSE)	241,531	14,455
	Thomson Reuters Corp.	84,701	14,234
	Cameco Corp.	270,753	13,389
	WSP Global Inc.	78,123	13,257
	Pembina Pipeline Corp.	361,997	13,067
	Fortis Inc. (XTSE)	305,260	13,001
	Teck Resources Ltd. Class B	310,936	12,702
	Restaurant Brands International Inc.	196,008	12,052
	Cenovus Energy Inc.	813,432	11,765
	Loblaw Cos. Ltd.	90,331	11,311
	Power Corp. of Canada	340,312	10,315

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Tourmaline Oil Corp.	221,682	10,099
*	Celestica Inc.	71,021	8,768
	Kinross Gold Corp.	766,919	8,638
	Canadian Pacific Kansas City Ltd. (XTSE)	108,177	8,611
	Metro Inc.	131,547	8,219
[2]	Emera Inc.	189,423	7,197
	Imperial Oil Ltd.	103,650	6,894
	Magna International Inc.	172,552	6,841
	RB Global Inc.	74,812	6,689
	TFI International Inc.	50,547	6,662
	ARC Resources Ltd.	386,322	6,616
*	Descartes Systems Group Inc.	56,564	6,547
	GFL Environmental Inc.	141,521	6,105
[1]	Hydro One Ltd.	190,754	5,935
	Stantec Inc.	74,062	5,731
	AtkinsRealis Group Inc.	111,046	5,564
	Alamos Gold Inc. Class A	260,400	5,445
	iA Financial Corp. Inc.	57,659	5,325
	Great-West Lifeco Inc.	164,015	5,303
	George Weston Ltd.	34,063	5,265
	Gildan Activewear Inc.	100,701	5,193
*	First Quantum Minerals Ltd.	413,403	5,174
	Pan American Silver Corp.	221,424	5,136
	TMX Group Ltd.	159,088	4,924
*	CAE Inc.	206,514	4,870
	Open Text Corp.	164,922	4,852
	Element Fleet Management Corp.	228,732	4,493
*	Ivanhoe Mines Ltd. Class A	416,620	4,475
[2]	BCE Inc.	182,820	4,354
	TELUS Corp.	296,455	4,300
	FirstService Corp.	23,569	4,286
	Keyera Corp.	150,455	4,269
	AltaGas Ltd.	172,893	3,990
	West Fraser Timber Co. Ltd.	45,694	3,962
	Colliers International Group Inc.	26,931	3,832
	Toromont Industries Ltd.	47,947	3,823
	RB Global Inc. (XTSE)	40,682	3,640
[2]	Canadian Tire Corp. Ltd. Class A	32,133	3,618
	Lundin Mining Corp.	430,472	3,400
[2]	Capital Power Corp.	83,791	3,068
*	Bombardier Inc. Class B	51,983	3,042
	PrairieSky Royalty Ltd.	162,626	3,028
	South Bow Corp.	126,147	3,019
	Onex Corp.	39,162	3,004
	Canadian Apartment Properties REIT	97,182	2,709
	MEG Energy Corp.	165,088	2,707
	Whitecap Resources Inc.	410,159	2,701
*	Aritzia Inc.	55,965	2,692
	Saputo Inc.	144,838	2,407
	RioCan REIT	180,280	2,292
	Canadian Western Bank	55,453	2,208
	Brookfield Infrastructure Corp. Class A	50,765	2,119
*	NexGen Energy Ltd.	323,213	2,111
	Finning International Inc.	83,966	2,097
	Boyd Group Services Inc.	12,711	2,085
[2]	Algonquin Power & Utilities Corp.	461,829	2,056
	Osisko Gold Royalties Ltd.	110,123	2,037
	TransAlta Corp.	170,309	1,958
*	Kinaxis Inc.	16,658	1,918
	CI Financial Corp.	89,378	1,917
	Hudbay Minerals Inc.	231,889	1,911
	Definity Financial Corp.	48,124	1,892
*	IAMGOLD Corp.	303,084	1,885
	Parkland Corp.	84,032	1,870
	Chartwell Retirement Residences	168,647	1,862
[2]	Northland Power Inc.	157,446	1,843
	B2Gold Corp.	762,703	1,842
	Granite Real Estate Investment Trust	38,014	1,836
*	Eldorado Gold Corp.	120,089	1,828
*	Capstone Copper Corp.	323,189	1,810

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Veren Inc.	355,769	1,792
	Methanex Corp.	34,039	1,775
	Gibson Energy Inc.	96,961	1,636
*	BlackBerry Ltd.	369,683	1,633
*	ATS Corp.	59,964	1,622
	Stella-Jones Inc.	33,287	1,606
	First Majestic Silver Corp.	261,286	1,489
	Choice Properties REIT	166,822	1,483
*	Air Canada	108,275	1,461
	IGM Financial Inc.	43,965	1,411
	Lundin Gold Inc.	56,881	1,409
	Topaz Energy Corp.	81,489	1,405
[2]	First Capital REIT	121,968	1,395
	Atco Ltd. Class I	43,685	1,390
*	Bausch Health Cos. Inc.	178,909	1,327
[2]	SmartCentres REIT	76,614	1,295
*	Equinox Gold Corp.	212,694	1,283
	Dream Industrial REIT	156,505	1,258
	OceanaGold Corp.	420,973	1,257
	Premium Brands Holdings Corp.	22,585	1,221
	Brookfield Renewable Corp. (XTSE)	42,581	1,136
*	Torex Gold Resources Inc.	51,590	1,094
	Russel Metals Inc.	38,635	1,081
[2]	Baytex Energy Corp.	435,315	1,045
*	Lightspeed Commerce Inc.	70,871	1,022
	Boardwalk REIT	23,520	1,014
	H&R REIT	155,946	1,003
	Linamar Corp.	24,947	971
	Brookfield Renewable Corp.	36,295	967
	Brookfield Asset Management Ltd. Class A	15,814	946
	BRP Inc.	19,728	943
	Quebecor Inc. Class B	42,242	938
	Boralex Inc. Class A	52,406	932
*	SSR Mining Inc.	114,163	914
	Brookfield Infrastructure Corp. Class A (XTSE)	21,491	897
[2]	Allied Properties REIT	74,478	891
	Paramount Resources Ltd. Class A	44,840	888
	North West Co. Inc.	25,906	828
	Vermilion Energy Inc.	87,659	808
	Centerra Gold Inc.	115,435	722
	Maple Leaf Foods Inc.	45,846	674
	Primaris REIT	59,581	612
	Superior Plus Corp.	135,055	559
	Parex Resources Inc.	58,372	556
	Winpak Ltd.	17,729	527
	Innergex Renewable Energy Inc.	101,400	508
	Enghouse Systems Ltd.	26,575	505
	Transcontinental Inc. Class A	36,166	455
*	Novagold Resources Inc.	131,238	410
	Cargojet Inc.	4,459	365
*	Canfor Corp.	29,993	311
	Westshore Terminals Investment Corp.	18,163	292
*	IAMGOLD Corp. (XTSE)	43,745	273
*	Cronos Group Inc.	105,313	198
	First National Financial Corp.	7,029	196
*	Lightspeed Commerce Inc. (XTSE)	11,855	171
	Cogeco Communications Inc.	3,793	160
*	Bombardier Inc. Class A	299	18
			1,480,286
Chile (0.0%)
	Banco De Chile	26,195,667	3,243
	Empresas COPEC SA	307,577	2,055
	Cencosud SA	789,631	2,012
	Falabella SA	470,653	1,782
	Banco de Credito e Inversiones SA	56,089	1,714
	Latam Airlines Group SA	112,032,317	1,696
	Banco Santander Chile	28,450,727	1,468
	Enel Americas SA	14,169,090	1,275
	Plaza SA	684,255	1,226

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Empresas CMPC SA	679,611	1,160
	Cia Cervecerias Unidas SA	142,931	871
	Enel Chile SA	12,468,240	740
	Parque Arauco SA	360,481	619
	Quinenco SA	168,061	600
	Cia Sud Americana de Vapores SA	10,338,767	576
	Vina Concha y Toro SA	503,109	575
[2]	Sociedad Quimica y Minera de Chile SA ADR	14,220	562
	Banco Santander Chile ADR	27,100	553
	Colbun SA	4,091,997	551
	Aguas Andinas SA Class A	1,718,996	549
	Inversiones Aguas Metropolitanas SA	631,695	491
	Banco Itau Chile SA	40,256	452
	SMU SA	2,436,207	442
	Cencosud Shopping SA	263,796	441
*	Engie Energia Chile SA	332,671	332
	Empresa Nacional de Telecomunicaciones SA	81,743	258
*	Latam Airlines Group SA ADR	7,756	236
*	CAP SA	38,966	216
	Enel Chile SA ADR	65,984	201
*	Ripley Corp. SA	580,437	169
	Inversiones La Construccion SA	17,724	158
	SONDA SA	316,876	122
			27,345
China (2.8%)
	Tencent Holdings Ltd.	3,850,502	202,595
	Alibaba Group Holding Ltd.	10,548,220	129,390
*,1	Meituan Class B	3,425,227	65,191
*,1	Xiaomi Corp. Class B	10,155,600	50,900
*	PDD Holdings Inc. ADR	439,441	49,178
	China Construction Bank Corp. Class H	57,657,026	46,916
	Industrial & Commercial Bank of China Ltd. Class H	48,216,245	32,820
	JD.com Inc. Class A	1,590,862	32,359
*	Trip.com Group Ltd.	387,901	27,244
	Bank of China Ltd. Class H	51,203,410	26,489
	BYD Co. Ltd. Class H	663,960	23,332
	NetEase Inc.	1,124,355	23,111
	Ping An Insurance Group Co. of China Ltd. Class H	3,955,466	22,272
*	Baidu Inc. Class A	1,384,154	15,650
	China Merchants Bank Co. Ltd. Class H	2,366,398	13,015
	Kweichow Moutai Co. Ltd. Class A	54,905	10,908
	Yum China Holdings Inc.	231,616	10,563
	Agricultural Bank of China Ltd. Class H	18,800,500	10,355
	PetroChina Co. Ltd. Class H	12,756,000	9,752
*,1	Kuaishou Technology	1,745,500	9,552
	China Life Insurance Co. Ltd. Class H	4,713,271	8,750
*	Li Auto Inc. Class A	743,197	8,747
*	BeiGene Ltd.	488,900	8,489
	ANTA Sports Products Ltd.	797,000	8,479
	China Petroleum & Chemical Corp. Class H	15,167,337	8,295
	China Shenhua Energy Co. Ltd. Class H	1,998,000	8,057
	Zijin Mining Group Co. Ltd. Class H	3,747,301	7,084
	Geely Automobile Holdings Ltd.	3,776,200	6,991
	PICC Property & Casualty Co. Ltd. Class H	4,238,330	6,886
	Contemporary Amperex Technology Co. Ltd. Class A	189,282	6,749
	KE Holdings Inc. ADR	376,327	6,559
*	XPeng Inc. Class A	795,328	6,044
	Tencent Music Entertainment Group ADR	465,484	5,576
	China Resources Land Ltd.	1,801,409	5,483
*,1	Wuxi Biologics Cayman Inc.	2,235,240	5,351
[1]	Nongfu Spring Co. Ltd. Class H	1,128,400	5,323
	Haier Smart Home Co. Ltd. Class H	1,533,200	5,071
	Full Truck Alliance Co. Ltd. ADR	450,013	5,067
[1]	Pop Mart International Group Ltd.	415,800	5,043
	China Merchants Bank Co. Ltd. Class A	892,324	5,013
	China Pacific Insurance Group Co. Ltd. Class H	1,580,200	4,707
	New Oriental Education & Technology Group Inc.	933,960	4,549
	CITIC Ltd.	3,957,000	4,483
[1]	China Tower Corp. Ltd. Class H	29,512,576	4,251

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	NIO Inc. Class A	969,737	4,196
	China Yangtze Power Co. Ltd. Class A	1,045,194	4,160
	China CITIC Bank Corp. Ltd. Class H	5,696,525	4,069
	Ping An Insurance Group Co. of China Ltd. Class A	575,758	4,054
*,1	Innovent Biologics Inc.	938,441	3,994
	China Mengniu Dairy Co. Ltd.	1,988,236	3,986
	H World Group Ltd.	1,203,670	3,897
	Sunny Optical Technology Group Co. Ltd.	426,700	3,840
	China Overseas Land & Investment Ltd.	2,405,480	3,834
[1]	Postal Savings Bank of China Co. Ltd. Class H	6,402,000	3,822
	BYD Co. Ltd. Class A	96,733	3,672
	Bank of Communications Co. Ltd. Class H	4,418,058	3,574
*,1	Akeso Inc.	452,000	3,537
	Yangzijiang Shipbuilding Holdings Ltd.	1,557,136	3,487
*	Kanzhun Ltd. ADR	237,898	3,428
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,265,049	3,399
	Industrial & Commercial Bank of China Ltd. Class A	3,596,385	3,381
*	J&T Global Express Ltd.	4,152,200	3,315
*	TAL Education Group ADR	269,035	3,290
	Wuliangye Yibin Co. Ltd. Class A	181,300	3,197
*,1,2	SenseTime Group Inc. Class B	15,206,000	3,169
	CSPC Pharmaceutical Group Ltd.	5,488,000	3,164
	ENN Energy Holdings Ltd.	458,918	3,124
	China Hongqiao Group Ltd.	1,841,500	3,096
	China Resources Beer Holdings Co. Ltd.	1,012,181	3,069
	Li Ning Co. Ltd.	1,480,750	3,062
*	Bilibili Inc. Class Z	181,919	3,051
	Vipshop Holdings Ltd. ADR	209,581	3,012
	CITIC Securities Co. Ltd. Class H	1,057,134	2,880
	China Resources Power Holdings Co. Ltd.	1,273,400	2,832
	Qifu Technology Inc. ADR	69,722	2,782
	Agricultural Bank of China Ltd. Class A	3,878,435	2,758
	People's Insurance Co. Group of China Ltd. Class H	5,270,000	2,697
*,1	JD Health International Inc.	632,811	2,620
	Industrial Bank Co. Ltd. Class A	894,100	2,508
	BYD Electronic International Co. Ltd.	457,000	2,495
	Kingsoft Corp. Ltd.	482,200	2,438
*	Kingdee International Software Group Co. Ltd.	1,807,000	2,398
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	344,800	2,328
	Great Wall Motor Co. Ltd. Class H	1,393,558	2,277
	East Money Information Co. Ltd. Class A	709,544	2,252
	Sino Biopharmaceutical Ltd.	6,193,250	2,251
	Tsingtao Brewery Co. Ltd. Class H	363,667	2,234
[1]	CGN Power Co. Ltd. Class H	6,846,832	2,216
[1]	Giant Biogene Holding Co. Ltd.	294,600	2,188
	Zijin Mining Group Co. Ltd. Class A	961,912	2,175
*	Midea Group Co. Ltd.	218,282	2,122
	Anhui Conch Cement Co. Ltd. Class H	774,500	2,088
	Kunlun Energy Co. Ltd.	2,186,000	2,087
	Haitong Securities Co. Ltd. Class H	2,347,139	2,054
[1]	Longfor Group Holdings Ltd.	1,605,100	2,040
	China Galaxy Securities Co. Ltd. Class H	2,221,500	2,024
	China Shenhua Energy Co. Ltd. Class A	360,700	1,988
	Sinopharm Group Co. Ltd. Class H	746,600	1,975
*	GCL Technology Holdings Ltd.	12,374,000	1,953
	Weichai Power Co. Ltd. Class H	1,111,400	1,934
*,1	JD Logistics Inc.	1,123,227	1,934
	CITIC Securities Co. Ltd. Class A	509,354	1,894
	Yankuang Energy Group Co. Ltd. Class H	1,783,600	1,887
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	1,883
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,272,486	1,871
[1]	China Feihe Ltd.	2,691,000	1,852
	China Resources Gas Group Ltd.	537,300	1,826
	Hygon Information Technology Co. Ltd. Class A	100,212	1,782
	MINISO Group Holding Ltd.	308,336	1,776
[1]	Smoore International Holdings Ltd.	1,094,000	1,771
	Bank of Communications Co. Ltd. Class A	1,768,000	1,768
	Tingyi Cayman Islands Holding Corp.	1,148,000	1,750
	Luxshare Precision Industry Co. Ltd. Class A	311,569	1,736
	Tongcheng-Elong Holdings Ltd.	688,400	1,735

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Bank of China Ltd. Class A	2,298,200	1,726
*,1	Zhejiang Leapmotor Technologies Ltd.	411,200	1,718
[1]	Haidilao International Holding Ltd.	911,000	1,709
	Jiangsu Hengrui Medicine Co. Ltd. Class A	274,316	1,692
*	Zai Lab Ltd.	612,630	1,664
	CMOC Group Ltd. Class H	2,244,000	1,658
*	Alibaba Health Information Technology Ltd.	3,546,000	1,656
	China Petroleum & Chemical Corp. Class A	1,962,280	1,647
[1]	China International Capital Corp. Ltd. Class H	980,800	1,633
[1]	WuXi AppTec Co. Ltd. Class H	228,856	1,629
[1]	Huatai Securities Co. Ltd. Class H	945,964	1,629
	China State Construction International Holdings Ltd.	1,107,750	1,626
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	49,888	1,604
	China Pacific Insurance Group Co. Ltd. Class A	356,388	1,594
*	China Ruyi Holdings Ltd.	4,893,200	1,565
	Foxconn Industrial Internet Co. Ltd. Class A	523,100	1,553
	Want Want China Holdings Ltd.	2,529,467	1,546
	Aluminum Corp. of China Ltd. Class H	2,395,331	1,542
	China Gas Holdings Ltd.	1,859,474	1,541
	CRRC Corp. Ltd. Class H	2,388,000	1,512
	China National Building Material Co. Ltd. Class H	3,138,750	1,501
	China Longyuan Power Group Corp. Ltd. Class H	2,030,000	1,497
	ZTE Corp. Class H	424,814	1,485
*	Cambricon Technologies Corp. Ltd. Class A	18,598	1,482
	China Coal Energy Co. Ltd. Class H	1,279,000	1,470
	Guangdong Investment Ltd.	1,940,000	1,469
	China State Construction Engineering Corp. Ltd. Class A	1,804,364	1,405
	Hengan International Group Co. Ltd.	506,730	1,387
	Zhaojin Mining Industry Co. Ltd. Class H	852,000	1,351
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,325
	New China Life Insurance Co. Ltd. Class H	422,234	1,321
	Bosideng International Holdings Ltd.	2,730,000	1,321
*	Gds Holdings Ltd. Class A	486,711	1,316
[1]	Hansoh Pharmaceutical Group Co. Ltd.	568,000	1,307
	Huaneng Power International Inc. Class H	2,484,000	1,303
	PetroChina Co. Ltd. Class A	1,140,400	1,302
	China Merchants Port Holdings Co. Ltd.	760,000	1,292
	Ping An Bank Co. Ltd. Class A	803,300	1,272
	Wanhua Chemical Group Co. Ltd. Class A	132,600	1,255
	Luzhou Laojiao Co. Ltd. Class A	78,100	1,251
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	324,109	1,249
	Shaanxi Coal Industry Co. Ltd. Class A	414,000	1,240
[1]	China Resources Mixc Lifestyle Services Ltd.	326,200	1,235
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	51,524	1,228
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	213,444	1,211
	China Taiping Insurance Holdings Co. Ltd.	808,659	1,207
	SF Holding Co. Ltd. Class A	222,098	1,206
	Seres Group Co. Ltd. Class A	65,100	1,198
	China Railway Group Ltd. Class H	2,462,000	1,192
	Jiangxi Copper Co. Ltd. Class H	750,000	1,190
	NAURA Technology Group Co. Ltd. Class A	22,800	1,189
	Muyuan Foods Co. Ltd. Class A	229,148	1,179
	Xinyi Solar Holdings Ltd.	2,806,200	1,157
	Sinotruk Hong Kong Ltd.	394,000	1,148
	Chinasoft International Ltd.	1,650,000	1,113
	China Everbright Environment Group Ltd.	2,540,777	1,111
*,2	Genscript Biotech Corp.	798,000	1,098
	ZTE Corp. Class A	195,798	1,081
[1]	Yadea Group Holdings Ltd.	650,000	1,079
	Bank of Jiangsu Co. Ltd. Class A	784,700	1,075
	Gree Electric Appliances Inc. of Zhuhai Class A	172,300	1,069
	Lens Technology Co. Ltd. Class A	293,900	1,058
	CRRC Corp. Ltd. Class A	1,022,100	1,051
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	622,639	1,050
	RLX Technology Inc. ADR	467,145	1,037
	China Everbright Bank Co. Ltd. Class H	2,639,000	1,032
	China CITIC Bank Corp. Ltd. Class A	1,126,100	1,032
[1]	Guotai Junan Securities Co. Ltd. Class H	692,800	1,028
	Kingboard Holdings Ltd.	399,840	1,019
	China Power International Development Ltd.	2,715,851	1,014

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Dongyue Group Ltd.	947,000	1,010
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,700	1,008
	Anhui Gujing Distillery Co. Ltd. Class B	69,100	1,004
	NARI Technology Co. Ltd. Class A	315,271	1,004
[1]	Hua Hong Semiconductor Ltd.	335,084	993
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,452,400	981
*,2	China Vanke Co. Ltd. Class H	1,302,889	973
	Befar Group Co. Ltd. Class A	1,800,300	967
*,1	China CITIC Financial Asset Management Co. Ltd. Class H	10,778,000	961
	Qingdao Hanhe Cable Co. Ltd. Class A	2,102,700	952
[2]	GF Securities Co. Ltd. Class H	700,000	949
[1]	Meitu Inc.	1,754,500	948
	BOE Technology Group Co. Ltd. Class A	1,524,900	938
	China National Nuclear Power Co. Ltd. Class A	695,100	935
	Bank of Ningbo Co. Ltd. Class A	254,868	928
	China Everbright Bank Co. Ltd. Class A	1,726,000	922
	China CSSC Holdings Ltd. Class A	198,900	921
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	660,089	912
	Hithink RoyalFlush Information Network Co. Ltd. Class A	23,353	908
	SAIC Motor Corp. Ltd. Class A	382,099	905
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,446,000	902
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,132,797	893
	Sungrow Power Supply Co. Ltd. Class A	89,520	890
	Autohome Inc. ADR	31,542	884
	Atour Lifestyle Holdings Ltd. ADR	32,261	884
	Beijing Enterprises Holdings Ltd.	256,000	879
	Shenzhen Inovance Technology Co. Ltd. Class A	105,400	878
	Xinjiang Joinworld Co. Ltd. Class A	906,500	878
	Haitian International Holdings Ltd.	326,000	867
	Guangzhou Automobile Group Co. Ltd. Class H	2,205,399	866
	Postal Savings Bank of China Co. Ltd. Class A	1,156,900	864
	Beijing Kingsoft Office Software Inc. Class A	19,754	863
	Xtep International Holdings Ltd.	1,105,000	854
	China Merchants Securities Co. Ltd. Class A	343,700	854
	Haier Smart Home Co. Ltd. Class A	221,400	849
	Brilliance China Automotive Holdings Ltd.	1,712,000	838
	C&D International Investment Group Ltd.	507,000	833
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	532,656	828
	China United Network Communications Ltd. Class A	1,211,400	817
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	55,885	816
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	816
	China Oilfield Services Ltd. Class H	900,000	806
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	802
*	China Gold International Resources Corp. Ltd.	140,100	799
*,1	China Literature Ltd.	236,600	797
*	iQIYI Inc. ADR	366,312	795
*,2	Kingsoft Cloud Holdings Ltd.	956,010	792
*	Minth Group Ltd.	396,000	791
[1]	CSC Financial Co. Ltd. Class H	633,000	788
	Bank of Shanghai Co. Ltd. Class A	614,537	788
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	786
[1]	3SBio Inc.	1,011,000	780
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	190,100	778
	Baoshan Iron & Steel Co. Ltd. Class A	804,600	777
*	JOYY Inc. ADR	17,845	774
	China Minsheng Banking Corp. Ltd. Class A	1,340,000	768
	Country Garden Services Holdings Co. Ltd.	1,159,059	756
	COSCO SHIPPING Holdings Co. Ltd. Class A	381,500	752
*,2	Sunac China Holdings Ltd.	3,663,000	749
	Greentown China Holdings Ltd.	669,879	743
*	Air China Ltd. Class H	1,202,000	738
	Far East Horizon Ltd.	1,000,000	737
*,1,2	Ascentage Pharma Group International	168,000	734
*	Qinghai Salt Lake Industry Co. Ltd. Class A	319,398	729
	Hisense Home Appliances Group Co. Ltd. Class H	209,000	728
	Beijing Enterprises Water Group Ltd.	2,623,015	728
	Bank of Beijing Co. Ltd. Class A	866,200	715
	Sany Heavy Industry Co. Ltd. Class A	321,146	714
	TravelSky Technology Ltd. Class H	579,000	713
	China Communications Services Corp. Ltd. Class H	1,252,000	712

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	711
	China Railway Group Ltd. Class A	870,300	711
	Huaxia Bank Co. Ltd. Class A	676,100	709
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	121,100	700
	Renhe Pharmacy Co. Ltd. Class A	900,800	697
	Shenzhen Transsion Holdings Co. Ltd. Class A	50,144	696
	Uni-President China Holdings Ltd.	686,800	691
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	435,200	691
	Shenzhen International Holdings Ltd.	763,000	683
	China Cinda Asset Management Co. Ltd. Class H	4,410,000	673
*,1	Tuhu Car Inc.	332,800	673
	Anhui Conch Cement Co. Ltd. Class A	195,200	672
	Ningbo Tuopu Group Co. Ltd. Class A	73,950	671
	Hello Group Inc. ADR	93,005	669
	Wens Foodstuff Group Co. Ltd. Class A	297,360	663
	Shanghai Baosight Software Co. Ltd. Class B	412,728	661
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	714,000	659
*,1	NetEase Cloud Music Inc.	41,850	658
	Zhongji Innolight Co. Ltd. Class A	41,500	657
[1]	Shandong Gold Mining Co. Ltd. Class H	376,050	652
	FinVolution Group ADR	85,405	652
	AviChina Industry & Technology Co. Ltd. Class H	1,396,000	651
	New China Life Insurance Co. Ltd. Class A	98,500	650
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	649
	Kingboard Laminates Holdings Ltd.	645,858	648
	Iflytek Co. Ltd. Class A	91,800	643
	Advanced Micro-Fabrication Equipment Inc. Class A	25,733	642
	China Three Gorges Renewables Group Co. Ltd. Class A	1,103,600	639
	Zhejiang Expressway Co. Ltd. Class H	880,440	634
	China Conch Venture Holdings Ltd.	780,998	632
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	192,600	632
[1]	Genertec Universal Medical Group Co. Ltd.	1,016,000	628
*	China Southern Airlines Co. Ltd. Class H	1,312,000	626
	Fosun International Ltd.	1,142,464	625
	China Medical System Holdings Ltd.	691,000	624
	Aluminum Corp. of China Ltd. Class A	578,300	624
	Aier Eye Hospital Group Co. Ltd. Class A	365,528	623
	Daqin Railway Co. Ltd. Class A	677,500	622
	China Construction Bank Corp. Class A	525,300	618
	GoerTek Inc. Class A	160,800	616
	LONGi Green Energy Technology Co. Ltd. Class A	298,777	613
	China Galaxy Securities Co. Ltd. Class A	317,800	613
	SDIC Power Holdings Co. Ltd. Class A	307,095	609
	Shenwan Hongyuan Group Co. Ltd. Class A	878,500	608
	ZhongYeDa Electric Co. Ltd. Class A	528,600	607
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	816,380	606
[1]	Jinxin Fertility Group Ltd.	1,934,500	604
	Huaan Securities Co. Ltd. Class A	779,000	604
	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	600
	Jiangsu Yanghe Distillery Co. Ltd. Class A	55,395	600
	Zheshang Securities Co. Ltd. Class A	383,100	598
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	489,500	597
	Haitong Securities Co. Ltd. Class A	404,900	592
	Weichai Power Co. Ltd. Class A	297,000	591
*	COFCO Joycome Foods Ltd.	3,339,000	590
	Zhongsheng Group Holdings Ltd.	372,000	588
[1,2]	China Merchants Securities Co. Ltd. Class H	319,132	587
	Bank of Nanjing Co. Ltd. Class A	398,300	587
[1]	China Resources Pharmaceutical Group Ltd.	872,500	587
	Fufeng Group Ltd.	875,000	585
	Sinotrans Ltd. Class H	1,224,000	584
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	278,500	584
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	575
	CSC Financial Co. Ltd. Class A	174,800	574
*,1,2	East Buy Holding Ltd.	271,500	573
	Bank of Hangzhou Co. Ltd. Class A	280,300	571
	Changshu Fengfan Power Equipment Co. Ltd. Class A	969,100	570
	Shandong Gold Mining Co. Ltd. Class A	167,777	569
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	208,400	568
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	100,500	567

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Chongqing Changan Automobile Co. Ltd. Class A	326,286	566
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	226,280	565
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,038,800	564
	China Reinsurance Group Corp. Class H	5,406,000	564
	Guotai Junan Securities Co. Ltd. Class A	229,800	563
[1]	Topsports International Holdings Ltd.	1,505,000	557
	Shanghai Bright Meat Group Co. Ltd. Class A	612,400	557
	China Oilfield Services Ltd. Class A	267,625	553
[1]	Simcere Pharmaceutical Group Ltd.	619,000	545
*	XD Inc.	164,800	541
	Eve Energy Co. Ltd. Class A	91,605	539
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	507,100	538
	Yuexiu Property Co. Ltd.	855,972	536
	Jiangsu Expressway Co. Ltd. Class A	261,600	531
	China Nonferrous Mining Corp. Ltd.	805,000	531
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	312,500	528
	COSCO SHIPPING Ports Ltd.	908,000	525
	Fu Shou Yuan International Group Ltd.	952,000	525
	Poly Developments & Holdings Group Co. Ltd. Class A	453,699	523
*	Alibaba Pictures Group Ltd.	7,640,000	522
	Montage Technology Co. Ltd. Class A	55,380	522
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	520
	Grand Pharmaceutical Group Ltd.	957,080	519
	Tongwei Co. Ltd. Class A	183,900	517
[1]	China Tourism Group Duty Free Corp. Ltd. Class H	85,400	515
	Bank of Lanzhou Co. Ltd. Class A	1,567,163	515
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	515
	Huadian Power International Corp. Ltd. Class H	1,050,000	514
	WuXi AppTec Co. Ltd. Class A	67,184	514
*	Daqo New Energy Corp. ADR	28,637	513
	Sichuan Chuantou Energy Co. Ltd. Class A	233,300	511
	Hongta Securities Co. Ltd. Class A	469,500	510
	China Zheshang Bank Co. Ltd. Class H	1,763,000	510
	China Tobacco International HK Co. Ltd.	141,000	509
	Jiangxi Copper Co. Ltd. Class A	173,800	509
	People's Insurance Co. Group of China Ltd. Class A	514,600	509
*	Vnet Group Inc. ADR	72,846	508
	COSCO SHIPPING Development Co. Ltd. Class A	1,499,200	504
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,257,000	501
	Neusoft Corp. Class A	382,300	500
	Xi'An Shaangu Power Co. Ltd. Class A	446,500	498
	Zhejiang NHU Co. Ltd. Class A	159,476	495
*,1	Legend Holdings Corp. Class H	523,000	494
	Yankuang Energy Group Co. Ltd. Class A	265,785	493
	Yihai International Holding Ltd.	285,000	492
*,1	Keymed Biosciences Inc.	129,000	491
	Power Construction Corp. of China Ltd. Class A	693,900	487
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	358,100	484
	Focus Media Information Technology Co. Ltd. Class A	530,900	484
	Winner Medical Co. Ltd. Class A	86,400	484
	Yuexiu REIT	4,207,817	482
	Eoptolink Technology Inc. Ltd. Class A	27,766	482
	Jiangsu Expressway Co. Ltd. Class H	430,000	479
	TCL Technology Group Corp. Class A	691,020	479
*	China Southern Airlines Co. Ltd. Class A	559,800	477
[1]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	477
	Yangzijiang Financial Holding Ltd.	1,368,536	477
[1]	Pharmaron Beijing Co. Ltd. Class H	259,123	474
	Wasion Holdings Ltd.	472,000	468
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,460,700	466
*,1,2	Weimob Inc.	1,565,000	465
	CMOC Group Ltd. Class A	463,200	465
	Founder Securities Co. Ltd. Class A	428,698	463
	AECC Aviation Power Co. Ltd. Class A	89,200	460
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	391,000	456
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,464,000	455
	XCMG Construction Machinery Co. Ltd. Class A	431,000	454
	Zhongjin Gold Corp. Ltd. Class A	246,000	451
	China Jinmao Holdings Group Ltd.	3,834,000	450
	China Overseas Property Holdings Ltd.	722,493	447

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	JinkoSolar Holding Co. Ltd. ADR	21,451	446
*	Tangrenshen Group Co. Ltd. Class A	661,947	446
	Sinolink Securities Co. Ltd. Class A	389,000	443
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	441
	Anhui Expressway Co. Ltd. Class H	322,000	438
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	551,700	438
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	21,300	436
*	Nanfang Zhongjin Environment Co. Ltd. Class A	912,130	435
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,700	434
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	378,200	434
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	432
	Yutong Bus Co. Ltd. Class A	110,000	432
	Yunnan Baiyao Group Co. Ltd. Class A	53,700	429
	Onewo Inc. Class H	150,600	427
	Shanghai International Port Group Co. Ltd. Class A	523,300	426
	Greentown Service Group Co. Ltd.	912,825	425
*	Newborn Town Inc.	698,000	425
	Henan Shuanghui Investment & Development Co. Ltd. Class A	115,878	421
	BOE Technology Group Co. Ltd. Class B	1,145,300	421
*	China Vanke Co. Ltd. Class A	416,700	420
	Shanghai International Airport Co. Ltd. Class A	91,440	419
	Guangdong Haid Group Co. Ltd. Class A	61,077	419
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	418
	Sanan Optoelectronics Co. Ltd. Class A	263,500	417
	Huatai Securities Co. Ltd. Class A	176,900	416
*	ANE Cayman Inc.	450,500	416
*	Shanghai Electric Group Co. Ltd. Class A	415,000	415
	Beijing New Building Materials plc Class A	95,500	413
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	410
	National Silicon Industry Group Co. Ltd. Class A	166,391	410
	WUS Printed Circuit Kunshan Co. Ltd. Class A	70,880	409
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	408
*	Microport Scientific Corp.	484,652	405
	Kuang-Chi Technologies Co. Ltd. Class A	72,100	405
	360 Security Technology Inc. Class A	264,998	404
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	95,010	401
*,1	Hygeia Healthcare Holdings Co. Ltd. Class C	244,732	401
*,2	ZEEKR Intelligent Technology Holding Ltd. ADR	15,356	401
	IEIT Systems Co. Ltd. Class A	55,512	398
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	310,505	397
*	Yonghui Superstores Co. Ltd. Class A	523,900	395
	Weibo Corp. ADR	40,070	393
	China Suntien Green Energy Corp. Ltd. Class H	824,000	393
*	GigaDevice Semiconductor Inc. Class A	22,151	390
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	278,000	387
*	EHang Holdings Ltd. ADR	22,759	387
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	385
	China Yongda Automobiles Services Holdings Ltd.	1,170,500	382
*	CCOOP Group Co. Ltd. Class A	1,065,400	382
	Great Wall Motor Co. Ltd. Class A	110,931	381
	Satellite Chemical Co. Ltd. Class A	136,887	379
	GD Power Development Co. Ltd. Class A	654,899	379
	Zhejiang Juhua Co. Ltd. Class A	106,100	377
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	373
	Gushengtang Holdings Ltd.	106,300	373
	Wolong Electric Group Co. Ltd. Class A	130,000	372
*	United Nova Technology Co. Ltd. Class A	580,326	369
[1]	BAIC Motor Corp. Ltd. Class H	1,296,900	366
[1]	Orient Securities Co. Ltd. Class H	565,600	366
	Huadong Medicine Co. Ltd. Class A	76,030	366
*,1,3	New Horizon Health Ltd.	201,000	365
	Espressif Systems Shanghai Co. Ltd. Class A	9,762	365
	Anhui Gujing Distillery Co. Ltd. Class A	15,800	363
	Oriental Pearl Group Co. Ltd. Class A	354,800	363
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,478,000	362
	Shengyi Technology Co. Ltd. Class A	87,300	361
	China Water Affairs Group Ltd.	622,000	360
	Sany Heavy Equipment International Holdings Co. Ltd.	554,000	360
	Shenma Industry Co. Ltd. Class A	350,400	360
	Olympic Circuit Technology Co. Ltd. Class A	80,300	359

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	358
*	China Eastern Airlines Corp. Ltd. Class A	669,200	358
*,1	Maoyan Entertainment	318,800	354
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	354
	Dongfang Electric Corp. Ltd. Class H	304,200	353
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	352
[2]	Flat Glass Group Co. Ltd. Class H	238,000	352
	JCET Group Co. Ltd. Class A	65,500	352
	Everbright Securities Co. Ltd. Class A	148,900	348
*	Loongson Technology Corp. Ltd. Class A	21,449	348
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	347
[1,2]	Ping An Healthcare & Technology Co. Ltd.	437,927	346
	Tianneng Power International Ltd.	360,000	346
	Yealink Network Technology Corp. Ltd. Class A	60,942	346
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	344
	Ganfeng Lithium Co. Ltd. Class A	75,080	343
	Caitong Securities Co. Ltd. Class A	325,168	343
[1]	Zhou Hei Ya International Holdings Co. Ltd.	1,562,000	343
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,257,000	343
	Guangdong Electric Power Development Co. Ltd. Class B	1,334,620	341
	Tianli International Holdings Ltd.	657,000	341
	China National Chemical Engineering Co. Ltd. Class A	326,900	336
	Ming Yuan Cloud Group Holdings Ltd.	988,000	335
	Guoyuan Securities Co. Ltd. Class A	304,220	333
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	405,400	330
	China Coal Energy Co. Ltd. Class A	208,800	329
	Minmetals Capital Co. Ltd. Class A	396,560	328
	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	326
	Consun Pharmaceutical Group Ltd.	320,000	324
	Ningxia Baofeng Energy Group Co. Ltd. Class A	134,100	324
*	Air China Ltd. Class A	314,400	324
	Neway Valve Suzhou Co. Ltd. Class A	85,600	324
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	52,113	318
	Metallurgical Corp. of China Ltd. Class A	742,600	318
	Metallurgical Corp. of China Ltd. Class H	1,618,000	317
	Bestechnic Shanghai Co. Ltd. Class A	5,788	317
	Sieyuan Electric Co. Ltd. Class A	28,400	316
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	315
	Youngor Group Co. Ltd. Class A	279,400	315
*	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	314
*	DPC Dash Ltd.	30,800	314
	Lao Feng Xiang Co. Ltd. Class B	86,994	313
*	JinJian Cereals Industry Co. Ltd. Class A	349,800	312
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	311
[1]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	147,000	310
	Qingdao Port International Co. Ltd. Class A	241,800	309
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	1,100,800	308
*	Seazen Group Ltd.	1,385,754	308
	China CYTS Tours Holding Co. Ltd. Class A	222,600	308
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	308
	Yabao Pharmaceutical Group Co. Ltd. Class A	369,900	308
	Poly Property Services Co. Ltd. Class H	87,100	307
	Guodian Nanjing Automation Co. Ltd. Class A	309,360	307
	Sany Renewable Energy Co. Ltd. Class A	82,340	306
	Lingyi iTech Guangdong Co. Class A	259,100	305
*	Lifan Technology Group Co. Ltd. Class A	355,100	304
	China International Marine Containers Group Co. Ltd. Class H	431,400	303
*	Nexchip Semiconductor Corp. Class A	94,176	303
	Tsingtao Brewery Co. Ltd. Class A	31,400	302
	Shenergy Co. Ltd. Class A	251,500	302
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	302
	SSY Group Ltd.	738,336	300
	Suzhou TFC Optical Communication Co. Ltd. Class A	21,560	300
	China Energy Engineering Corp. Ltd. Class H	2,456,000	300
	Shenzhen Topband Co. Ltd. Class A	151,700	300
	Shandong Humon Smelting Co. Ltd. Class A	198,200	299
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	64,550	299
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	299
	China Lilang Ltd.	580,000	298
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	174,900	298

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Sailun Group Co. Ltd. Class A	141,100	298
	Zangge Mining Co. Ltd. Class A	70,099	298
*,1	Evergrande Property Services Group Ltd.	3,115,500	296
*,1	Mobvista Inc.	321,000	296
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	296
	Sinopec Kantons Holdings Ltd.	526,000	295
	Huaxin Cement Co. Ltd. Class H	302,600	294
*	Canadian Solar Inc.	28,375	293
*,1	InnoCare Pharma Ltd.	411,000	292
	Qilu Bank Co. Ltd. Class A	366,100	292
*	Nine Dragons Paper Holdings Ltd.	716,000	291
*	Canaan Inc. ADR	140,654	291
	Ningbo Deye Technology Co. Class A	24,887	291
	COSCO SHIPPING Development Co. Ltd. Class H	2,181,000	290
	Henan Pinggao Electric Co. Ltd. Class A	117,700	290
	Jinko Solar Co. Ltd. Class A	345,119	290
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	233,825	289
	China BlueChemical Ltd. Class H	1,028,000	288
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	288
[1,2]	ZJLD Group Inc.	335,000	288
	Yunnan Aluminium Co. Ltd. Class A	125,400	287
	Goneo Group Co. Ltd. Class A	29,145	287
	ENN Natural Gas Co. Ltd. Class A	101,270	285
	Datang International Power Generation Co. Ltd. Class H	1,648,000	284
	Mango Excellent Media Co. Ltd. Class A	74,026	284
	Beijing Tong Ren Tang Co. Ltd. Class A	55,761	284
	Hainan Mining Co. Ltd. Class A	303,700	284
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	284
	Guangshen Railway Co. Ltd. Class A	614,800	283
	Beijing Roborock Technology Co. Ltd. Class A	8,930	283
	Supcon Technology Co. Ltd. Class A	40,692	283
	Shanghai Industrial Holdings Ltd.	194,000	282
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	282
	Guobo Electronics Co. Ltd. Class A	45,309	282
	Nanjing Securities Co. Ltd. Class A	241,400	281
	Huaneng Power International Inc. Class A	315,900	281
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	280
	TBEA Co. Ltd. Class A	169,650	280
	APT Medical Inc. Class A	5,356	280
	Baiyin Nonferrous Group Co. Ltd. Class A	722,200	279
	Huagong Tech Co. Ltd. Class A	51,100	278
[1]	Everbright Securities Co. Ltd. Class H	283,400	277
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	277
*	China Eastern Airlines Corp. Ltd. Class H	858,000	276
	Weaver Network Technology Co. Ltd. Class A	33,900	276
	Hundsun Technologies Inc. Class A	76,751	276
	Shougang Fushan Resources Group Ltd.	896,441	275
	Sihuan Pharmaceutical Holdings Group Ltd.	3,604,000	275
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	275
	Jiangsu King's Luck Brewery JSC Ltd. Class A	45,727	275
*	Tianfeng Securities Co. Ltd. Class A	483,100	274
	Huaneng Lancang River Hydropower Inc. Class A	219,800	274
	Canvest Environmental Protection Group Co. Ltd.	449,000	273
	CIMC Enric Holdings Ltd.	302,000	273
	Goldwind Science & Technology Co. Ltd. Class H	387,365	272
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	272
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	266,700	269
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	269
	Shenzhen Expressway Corp. Ltd. Class H	318,000	268
*,1	Luye Pharma Group Ltd.	1,002,500	268
	Huayu Automotive Systems Co. Ltd. Class A	115,600	268
	TCL Electronics Holdings Ltd.	304,333	267
*	New Hope Liuhe Co. Ltd. Class A	220,700	265
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	265
	Livzon Pharmaceutical Group Inc. Class A	52,281	263
	Industrial Securities Co. Ltd. Class A	318,650	263
	China Merchants Energy Shipping Co. Ltd. Class A	275,200	263
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	263
	Servyou Software Group Co. Ltd. Class A	58,000	263
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	263

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Sun Art Retail Group Ltd.	1,199,500	262
	Hengli Petrochemical Co. Ltd. Class A	126,900	262
	Shandong Lukang Pharma Class A	212,800	262
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	262
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	261
	Glarun Technology Co. Ltd. Class A	99,600	261
*	Hopson Development Holdings Ltd.	678,016	260
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	260
*	Lifetech Scientific Corp.	1,539,998	257
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	140,100	256
	GalaxyCore Inc. Class A	133,842	256
	Shanjin International Gold Co. Ltd. Class A	109,560	255
	HLA Group Corp. Ltd. Class A	210,100	255
*,1	Yidu Tech Inc.	390,500	255
	Chongqing Rural Commercial Bank Co. Ltd. Class A	303,200	253
	West China Cement Ltd.	1,334,000	252
	Aisino Corp. Class A	214,300	252
	COFCO Sugar Holding Co. Ltd. Class A	189,700	250
	GF Securities Co. Ltd. Class A	116,975	250
	Shanghai Belling Co. Ltd. Class A	49,800	249
	Gemdale Properties & Investment Corp. Ltd.	7,118,000	248
	Spring Airlines Co. Ltd. Class A	33,300	248
	Tianqi Lithium Corp. Class A (XSEC)	58,648	248
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	248
	Juneyao Airlines Co. Ltd. Class A	135,100	247
	Digital China Holdings Ltd.	659,499	245
	Towngas Smart Energy Co. Ltd.	628,000	244
	AIMA Technology Group Co. Ltd. Class A	41,697	244
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	244
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	639,300	243
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	243
	Changchun High-Tech Industry Group Co. Ltd. Class A	18,846	242
	Piotech Inc. Class A	12,241	242
	China Education Group Holdings Ltd.	545,000	241
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	241
*	Lingyuan Iron & Steel Co. Ltd. Class A	1,011,800	241
	Skyworth Group Ltd.	695,340	240
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	239
	CSG Holding Co. Ltd. Class B	936,406	239
	Shoucheng Holdings Ltd.	1,871,600	239
	Shenzhen Envicool Technology Co. Ltd. Class A	42,380	239
	Tian Lun Gas Holdings Ltd.	527,500	238
	Hubei Energy Group Co. Ltd. Class A	354,400	237
*,1,2	Alphamab Oncology	570,000	237
	JNBY Design Ltd.	111,500	236
*	OFILM Group Co. Ltd. Class A	144,400	235
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	64,700	234
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	233
	China Modern Dairy Holdings Ltd.	1,979,500	231
	Canny Elevator Co. Ltd. Class A	247,800	231
	China Resources Microelectronics Ltd. Class A	36,484	230
*,1	Bairong Inc.	215,000	229
	CITIC Heavy Industries Co. Ltd. Class A	424,000	229
	Shui On Land Ltd.	2,712,000	227
	China Resources Building Materials Technology Holdings Ltd.	1,170,000	227
	Bank of Chongqing Co. Ltd. Class H	295,500	227
*	Shanghai DZH Ltd. Class A	199,800	227
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	227
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	227
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	226
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	39,500	226
	TongFu Microelectronics Co. Ltd. Class A	57,700	226
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	226
*	Harbin Hatou Investment Co. Ltd. Class A	256,200	226
	Lufax Holding Ltd. ADR	97,994	226
	Yuexiu Transport Infrastructure Ltd.	476,000	225
*	DingDong Cayman Ltd. ADR	66,118	225
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	224
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	224
	Kunlun Tech Co. Ltd. Class A	43,700	223

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Wangsu Science & Technology Co. Ltd. Class A	154,300	223
*,1	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	457,000	223
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	223
*,1	AInnovation Technology Group Co. Ltd.	296,900	223
	NetDragon Websoft Holdings Ltd.	170,000	222
	SG Micro Corp. Class A (XSHE)	19,017	222
	AVIC Industry-Finance Holdings Co. Ltd. Class A	470,300	222
	China XD Electric Co. Ltd. Class A	220,487	222
[1]	Sunac Services Holdings Ltd.	1,099,055	221
	China Animal Husbandry Industry Co. Ltd. Class A	249,300	221
	Estun Automation Co. Ltd. Class A (XSEC)	87,500	220
*	Greenland Holdings Corp. Ltd. Class A	862,700	220
	Walvax Biotechnology Co. Ltd. Class A	142,600	220
	LB Group Co. Ltd. Class A	87,600	220
	Hisense Visual Technology Co. Ltd. Class A	67,200	220
	Shanghai Environment Group Co. Ltd. Class A	201,840	219
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	218
	Wingtech Technology Co. Ltd. Class A	47,000	218
	Unisplendour Corp. Ltd. Class A	61,740	216
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	216
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	215
*	J-Yuan Trust Co. Ltd. Class A	475,000	215
*	Angang Steel Co. Ltd. Class H	1,100,800	214
	Accelink Technologies Co. Ltd. Class A	32,100	214
	Xiamen C & D Inc. Class A	161,800	214
*,2	Fenbi Ltd.	650,500	214
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	214
	Hangzhou GreatStar Industrial Co. Ltd.	48,000	213
*	Sinopec Oilfield Service Corp. Class A	787,700	213
	Xi'an Bright Laser Technologies Co. Ltd. Class A	31,033	213
	Hwatsing Technology Co. Ltd. Class A	9,670	213
	Central China Securities Co. Ltd. Class H	1,047,230	212
[1]	Blue Moon Group Holdings Ltd.	486,500	212
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	36,795	212
	Shenzhen Longsys Electronics Co. Ltd. Class A	18,400	212
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	211
[1]	China New Higher Education Group Ltd.	1,432,000	210
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	210
*	China National Software & Service Co. Ltd. Class A	35,100	210
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	210
*	Yonyou Network Technology Co. Ltd. Class A	137,925	209
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	209
	Beijing Shougang Co. Ltd. Class A	498,800	208
	Imeik Technology Development Co. Ltd. Class A	8,820	208
	China Everbright Ltd.	330,000	207
	Shanghai Huayi Group Co. Ltd. Class A	221,800	207
	Sichuan Jiuzhou Electric Co. Ltd. Class A	109,500	207
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	206
	Leyard Optoelectronic Co. Ltd. Class A	250,100	205
	Innuovo Technology Co. Ltd. Class A	135,300	205
	Guanghui Energy Co. Ltd. Class A	243,700	205
	Anhui Expressway Co. Ltd. Class A	92,100	205
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	205
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	205
*	Beijing Aerospace Changfeng Co. Ltd. Class A	144,300	205
	RoboTechnik Intelligent Technology Co. Ltd. Class A	8,300	205
	Maxscend Microelectronics Co. Ltd. Class A	18,772	204
[2]	China Risun Group Ltd.	584,000	204
	Hangcha Group Co. Ltd. Class A	76,300	203
*	BeiGene Ltd. Class A	7,712	203
*	Sohu.com Ltd. ADR	16,045	202
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	202
	JA Solar Technology Co. Ltd. Class A	117,899	202
	Fujian Longking Co. Ltd. Class A	118,200	202
[1]	Angelalign Technology Inc.	28,753	202
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	201
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	60,600	201
	Beijing Jingneng Power Co. Ltd. Class A	421,200	201
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	199
	YTO Express Group Co. Ltd. Class A	105,100	199

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	198
	China Lesso Group Holdings Ltd.	453,000	197
	China Oriental Group Co. Ltd.	1,352,000	197
	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	197
	China Jushi Co. Ltd. Class A	125,730	196
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	196
	Pharmaron Beijing Co. Ltd. Class A	57,019	196
	Liaoning Cheng Da Co. Ltd. Class A	145,200	196
	Shanghai Baosight Software Co. Ltd. Class A	48,926	196
	Eastroc Beverage Group Co. Ltd. Class A	5,850	196
*	Adicon Holdings Ltd.	218,500	195
	Guosen Securities Co. Ltd. Class A	136,055	194
*	Zhongyu Energy Holdings Ltd.	338,000	194
	Orient Securities Co. Ltd. Class A	144,208	194
	Tianqi Lithium Corp. Class H	66,600	194
	Shanghai Huafon Aluminium Corp. Class A	70,200	194
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	193
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	192
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	192
	Lonking Holdings Ltd.	877,000	191
	Concord New Energy Group Ltd.	3,100,000	190
*,1	China Bohai Bank Co. Ltd. Class H	1,569,000	190
[1]	Asiainfo Technologies Ltd.	258,800	189
	Jiangsu Shagang Co. Ltd. Class A	257,800	189
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	189
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	188
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	67,100	187
	Bestsun Energy Co. Ltd. Class A	407,400	187
*	Shengyi Electronics Co. Ltd. Class A	37,221	187
	Western Securities Co. Ltd. Class A	176,322	186
	CIMC Vehicles Group Co. Ltd. Class A	146,400	186
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	185
	Bluestar Adisseo Co. Class A	114,500	185
	Hualan Biological Engineering Inc. Class A	84,275	184
	Western Mining Co. Ltd. Class A	76,100	184
	Shanghai Electric Power Co. Ltd. Class A	152,500	183
*,1	Microport Cardioflow Medtech Corp.	1,844,000	183
*	Henan Zhongfu Industry Co. Ltd. Class A	423,800	182
	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	182
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	182
	Shenzhen Expressway Corp. Ltd. Class A	106,900	181
	Trina Solar Co. Ltd. Class A	76,264	181
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	181
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	180
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	180
	China International Capital Corp. Ltd. Class A	41,900	180
*	Sensteed Hi-tech Group Class A	642,800	180
	ACM Research Shanghai Inc. Class A	13,316	180
	Sichuan Changhong Electric Co. Ltd. Class A	150,800	179
	CGN Power Co. Ltd. Class A	349,900	178
	Chongqing Brewery Co. Ltd. Class A	23,300	178
	Mehow Innovative Ltd. Class A	39,900	178
*	China Greatwall Technology Group Co. Ltd. Class A	98,400	177
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	177
	Anjoy Foods Group Co. Ltd. Class A	17,000	177
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	177
*	Biwin Storage Technology Co. Ltd. Class A	21,414	177
	Advanced Technology & Materials Co. Ltd. Class A	110,200	175
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	175
	Shenzhen Aisidi Co. Ltd. Class A	99,300	174
	Flat Glass Group Co. Ltd. Class A	65,700	174
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	174
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	174
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	173
	Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	173
	BOE Varitronix Ltd.	184,527	172
*	Gaotu Techedu Inc. ADR	78,650	172
	First Tractor Co. Ltd. Class H	184,000	172
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	172
	SDIC Capital Co. Ltd. Class A	174,100	171

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Hesteel Co. Ltd. Class A	577,400	171
	ZheJiang Dali Technology Co. Ltd. Class A	114,920	171
[1]	Medlive Technology Co. Ltd.	152,500	171
	Livzon Pharmaceutical Group Inc. Class H	50,106	170
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	170
*	Zhihu Inc. ADR	48,728	170
[1,2]	Jiumaojiu International Holdings Ltd.	500,000	169
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	169
	Anhui Heli Co. Ltd. Class A	68,800	169
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	168
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	167
	Huadian Power International Corp. Ltd. Class A	234,000	167
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	167
	Sunresin New Materials Co. Ltd. Class A	24,525	167
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	167
	Xiamen Port Development Co. Ltd. Class A	169,900	167
	China Overseas Grand Oceans Group Ltd.	739,500	166
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	166
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	166
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	64,600	165
*	Xinte Energy Co. Ltd. Class H	175,600	165
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	164
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	164
	Hunan Gold Corp. Ltd. Class A	68,600	164
	Shenghe Resources Holding Co. Ltd. Class A	111,500	164
	Beijing Tiantan Biological Products Corp. Ltd. Class A	56,880	164
	China Wafer Level Csp Co. Class A	42,300	164
	Empyrean Technology Co. Ltd. Class A	11,200	164
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	39,700	163
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	163
	Hengtong Optic-electric Co. Ltd. Class A	75,300	163
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	64,000	163
	Shenzhen Agricultural Power Group Co. Ltd. Class A	178,700	162
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	162
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	162
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	162
	Hunan Valin Steel Co. Ltd. Class A	257,000	161
	An Hui Wenergy Co. Ltd. Class A	162,200	161
	Gotion High-tech Co. Ltd. Class A	56,400	161
	CNGR Advanced Material Co. Ltd. Class A	34,580	161
	China Shineway Pharmaceutical Group Ltd.	150,000	160
	Liaoning Port Co. Ltd. Class A	729,600	160
	M-Grass Ecology & Environment Group Co. Ltd. Class A	248,800	160
*	Fulin Precision Co. Ltd. Class A	70,650	160
*	Sinochem International Corp. Class A	309,300	160
*	Ninestar Corp. Class A	45,100	159
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	159
	Sanwei Holding Group Co. Ltd. Class A	88,600	159
	Lee & Man Paper Manufacturing Ltd.	549,000	158
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	158
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	158
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	158
	PAX Global Technology Ltd.	255,000	157
*,1	CanSino Biologics Inc. Class H	43,400	157
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	157
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	157
	Range Intelligent Computing Technology Group Co. Ltd. Class A	19,000	157
[1]	A-Living Smart City Services Co. Ltd.	448,750	156
	Central China Securities Co. Ltd. Class A	282,700	156
	Lao Feng Xiang Co. Ltd. Class A	21,700	155
	Meihua Holdings Group Co. Ltd. Class A	111,623	155
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	155
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	154
*	Hytera Communications Corp. Ltd. Class A	90,200	154
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	154
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	154
	Shanghai Rural Commercial Bank Co. Ltd. Class A	133,500	154
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	153
*	Amlogic Shanghai Co. Ltd. Class A	13,191	153
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	153

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	153
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	153
	Xiamen Faratronic Co. Ltd. Class A	8,900	152
	All Winner Technology Co. Ltd. Class A	23,180	152
	Western Superconducting Technologies Co. Ltd. Class A	25,721	152
	Huaming Power Equipment Co. Ltd. Class A	65,400	152
*	Maanshan Iron & Steel Co. Ltd. Class H	674,000	151
	Anhui Anke Biotechnology Group Co. Ltd. Class A	133,500	151
	Shenzhen Goodix Technology Co. Ltd. Class A	13,800	151
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	151
	First Capital Securities Co. Ltd. Class A	141,900	151
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	151
	Bank of Xi'an Co. Ltd. Class A	311,700	151
	Shanghai United Imaging Healthcare Co. Ltd. Class A	8,782	151
*	Founder Technology Group Corp. Class A	214,400	151
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	150
	CECEP Solar Energy Co. Ltd. Class A	245,590	150
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	150
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	150
*	QuantumCTek Co. Ltd. Class A	4,184	150
	SPIC Industry-Finance Holdings Co. Ltd. Class A	189,900	149
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	7,046	149
	Haining China Leather Market Co. Ltd. Class A	258,700	149
	Poly Property Group Co. Ltd.	788,000	148
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	5,362	148
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	148
	CGN New Energy Holdings Co. Ltd.	510,000	147
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	147
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	147
	People.cn Co. Ltd. Class A	47,600	147
	New Guomai Digital Culture Co. Ltd. Class A	86,800	147
	Sharetronic Data Technology Co. Ltd. Class A	11,600	147
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	146
	SooChow Securities Co. Ltd. Class A	140,608	146
	Sichuan Expressway Co. Ltd. Class A	215,200	146
	Kingnet Network Co. Ltd. Class A	75,700	146
	Bethel Automotive Safety Systems Co. Ltd. Class A	22,960	145
*	Beijing Compass Technology Development Co. Ltd. Class A	11,700	145
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	145
	Willfar Information Technology Co. Ltd. Class A	29,405	145
	China Coal Xinji Energy Co. Ltd. Class A	148,200	145
*	Q Technology Group Co. Ltd.	144,000	144
	Tiangong International Co. Ltd.	604,000	144
	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	144
	Eastern Air Logistics Co. Ltd. Class A	63,599	144
	Winning Health Technology Group Co. Ltd. Class A	158,600	143
	China Resources Medical Holdings Co. Ltd.	298,090	143
	Sinomine Resource Group Co. Ltd. Class A	27,440	143
	Skyverse Technology Co. Ltd. Class A	11,557	143
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	142
	Guangdong Aofei Data Technology Co. Ltd. Class A	77,600	142
	Sichuan Development Lomon Co. Ltd. Class A	77,900	141
	CNPC Capital Co. Ltd. Class A	155,800	141
	Xinyi Energy Holdings Ltd.	1,372,200	140
	Thunder Software Technology Co. Ltd. Class A	16,200	140
	Health & Happiness H&H International Holdings Ltd.	133,236	140
	Capital Securities Co. Ltd. Class A	51,400	140
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	5,226	140
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	139
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	139
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	139
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	139
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	139
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	24,000	139
*,1	JS Global Lifestyle Co. Ltd.	589,000	138
	Yunnan Energy New Material Co. Ltd. Class A	34,500	138
	Unilumin Group Co. Ltd. Class A	144,822	138
	China World Trade Center Co. Ltd. Class A	39,900	138
*,1	Remegen Co. Ltd. Class H	80,500	138
	GRG Banking Equipment Co. Ltd. Class A	88,897	137

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	137
	Datang International Power Generation Co. Ltd. Class A	361,800	137
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	137
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	137
*	IRICO Display Devices Co. Ltd. Class A	117,500	137
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	137
	Xiamen Amoytop Biotech Co. Ltd. Class A	12,238	137
	Sunwoda Electronic Co. Ltd. Class A	46,100	136
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	136
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	136
	Goldwind Science & Technology Co. Ltd. Class A	102,900	136
	China Rare Earth Resources & Technology Co. Ltd. Class A	35,700	136
*	Talkweb Information System Co. Ltd. Class A	58,700	136
	GEM Co. Ltd. Class A	153,900	135
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	135
	Jiangsu Lihua Foods Group Co. Ltd.	51,800	135
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	135
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	134
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	134
	Goldenmax International Group Ltd. Class A	118,600	134
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	134
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	134
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	134
	Chervon Holdings Ltd.	54,400	134
	Geovis Technology Co. Ltd. Class A	19,751	134
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	134
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	134
	CSI Solar Co. Ltd. Class A	87,257	134
*,2	Guangzhou R&F Properties Co. Ltd. Class H	841,400	133
	Wushang Group Co. Ltd. Class A	114,800	133
	China Enterprise Co. Ltd. Class A	358,800	133
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	133
	Rockchip Electronics Co. Ltd. Class A	5,800	133
	AVIC Chengdu UAS Co. Ltd. Class A	25,988	133
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	133
	Dongxing Securities Co. Ltd. Class A	89,900	132
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	132
	Gemdale Corp. Class A	206,200	131
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	131
	Jiangsu General Science Technology Co. Ltd. Class A	171,500	131
*	Yanlord Land Group Ltd.	312,100	130
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	130
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	130
	Shanghai Bailian Group Co. Ltd. Class B	193,500	129
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	129
*	Quzhou Xin'an Development Co. Ltd. Class A	323,300	129
	Giant Network Group Co. Ltd. Class A	73,700	129
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	129
	Shenzhen Investment Ltd.	1,227,953	128
	CNOOC Energy Technology & Services Ltd. Class A	221,900	128
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	128
	Sinoma International Engineering Co. Class A	96,700	128
	Dongguan Development Holdings Co. Ltd. Class A	92,200	128
	Jizhong Energy Resources Co. Ltd. Class A	152,500	127
	Offshore Oil Engineering Co. Ltd. Class A	170,900	127
	Anhui Yingjia Distillery Co. Ltd. Class A	16,500	127
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	127
	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	127
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	126
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	126
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	126
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	126
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	126
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	126
*	Tangshan Jidong Cement Co. Ltd. Class A	182,800	125
[1]	AK Medical Holdings Ltd.	216,000	125
	Guolian Securities Co. Ltd. Class A	82,200	125
	China South Publishing & Media Group Co. Ltd. Class A	65,600	125
	Xiamen Tungsten Co. Ltd. Class A	46,600	125
	DBG Technology Co. Ltd. Class A	33,200	124

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	124
	Haohua Chemical Science & Technology Co. Ltd. Class A	31,900	124
	BBMG Corp. Class H	1,331,000	123
	Wuhan Guide Infrared Co. Ltd. Class A	135,895	123
*	Guosheng Financial Holding Inc. Class A	65,600	123
	Bank of Changsha Co. Ltd. Class A	96,300	123
	Ningbo Yunsheng Co. Ltd. Class A	117,000	123
	Sichuan Huafeng Technology Co. Ltd. Class A	23,494	123
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	122
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	122
	CECEP Wind-Power Corp. Class A	293,280	122
	Jinko Power Technology Co. Ltd. Class A	334,900	122
*	Wanda Film Holding Co. Ltd. Class A	80,000	122
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	122
	Guangzhou Port Co. Ltd. Class A	276,000	122
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	14,900	122
	Shannon Semiconductor Technology Co. Ltd. Class A	31,800	122
	Jiayou International Logistics Co. Ltd. Class A	49,500	122
	Amoy Diagnostics Co. Ltd. Class A	42,200	121
*	China South City Holdings Ltd.	6,328,000	121
	Xiamen International Airport Co. Ltd. Class A	59,800	121
	Chifeng Jilong Gold Mining Co. Ltd. Class A	48,300	121
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	120
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	120
	Xianhe Co. Ltd. Class A	39,900	120
	Cinda Securities Co. Ltd. Class A	65,400	120
*	SOHO China Ltd.	1,419,000	119
	Changjiang Securities Co. Ltd. Class A	135,520	119
	Shandong Hi-speed Co. Ltd. Class A	85,500	119
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	119
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	119
	Hangzhou Iron & Steel Co. Class A	166,400	119
	Weifu High-Technology Group Co. Ltd. Class B	70,000	118
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	118
	Ingenic Semiconductor Co. Ltd. Class A	13,200	118
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	118
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	118
	Sineng Electric Co. Ltd. Class A	22,300	118
*	Shandong Hi-Speed New Energy Group Ltd.	516,800	118
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	118
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	117
*	Sino GeoPhysical Co. Ltd. Class A	62,700	117
	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	117
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	24,200	117
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	116
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	116
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	116
	Zhongmin Energy Co. Ltd. Class A	152,200	116
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	115
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	115
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	115
*	Youdao Inc. ADR	14,330	115
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,220	115
	Gansu Energy Chemical Co. Ltd. Class A	321,500	115
	China Foods Ltd.	332,000	114
	By-health Co. Ltd. Class A	73,300	114
*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	114
	Xiangcai Co. Ltd. Class A	126,300	114
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	114
	Skshu Paint Co. Ltd. Class A	19,160	113
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	100,573	113
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	113
	Gansu Shangfeng Cement Co. Ltd. Class A	112,600	113
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	113
*,1	Haichang Ocean Park Holdings Ltd.	1,564,000	113
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	113
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	112
	Sonoscape Medical Corp. Class A	29,000	112
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	112
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	112

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Ming Yang Smart Energy Group Ltd. Class A	78,400	112
*	Western Region Gold Co. Ltd. Class A	66,000	112
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	38,300	112
	Autohome Inc. Class A	16,144	112
	Ecovacs Robotics Co. Ltd. Class A	18,800	111
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	111
	COFCO Capital Holdings Co. Ltd. Class A	62,300	110
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	110
	Nanjing Cosmos Chemical Co. Ltd. Class A	32,000	110
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	109
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	109
*,3	Untrade.China Dili	1,288,303	109
	Zhejiang Supor Co. Ltd. Class A	14,795	108
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	108
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	108
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	108
	Beijing United Information Technology Co. Ltd. Class A	30,196	108
	Shanxi Coking Co. Ltd. Class A	205,090	108
	Arcsoft Corp. Ltd. Class A	15,815	108
	Sino Biological Inc. Class A	13,097	108
	Maccura Biotechnology Co. Ltd. Class A	62,700	107
*	NavInfo Co. Ltd. Class A	89,500	107
*	Alpha Group Class A	79,000	107
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	107
	Beyondsoft Corp. Class A	60,700	107
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	107
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	107
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	107
	Rizhao Port Co. Ltd. Class A	254,400	107
	Fibocom Wireless Inc. Class A	25,398	106
	Henan Zhongyuan Expressway Co. Ltd. Class A	186,600	106
	Wintime Energy Group Co. Ltd. Class A	490,400	106
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	105
*	5I5J Holding Group Co. Ltd. Class A	248,654	105
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	105
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	105
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	105
	Fujian Expressway Development Co. Ltd. Class A	198,000	105
	Fujian Funeng Co. Ltd. Class A	82,244	104
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	104
	Asymchem Laboratories Tianjin Co. Ltd. Class A	10,100	104
	Shennan Circuits Co. Ltd. Class A	5,740	104
	Jointown Pharmaceutical Group Co. Ltd. Class A	151,230	104
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	104
	Ginlong Technologies Co. Ltd. Class A	14,755	104
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	104
	JCHX Mining Management Co. Ltd. Class A	18,900	104
*	FIH Mobile Ltd.	1,002,000	103
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	82,800	103
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	82,582	103
*	Qi An Xin Technology Group Inc. Class A	29,697	103
*	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	102
[1]	China East Education Holdings Ltd.	306,500	102
	Luoniushan Co. Ltd. Class A	120,110	102
	Weifu High-Technology Group Co. Ltd. Class A	40,800	102
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	102
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	102
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	102
	Jiangxi Ganneng Co. Ltd. Class A	90,200	102
	Guangzhou Development Group Inc. Class A	118,600	102
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	102
	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	102
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	101
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	101
	Sealand Securities Co. Ltd. Class A	182,770	101
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	101
	Ningbo Joyson Electronic Corp. Class A	42,800	101
	Digital China Group Co. Ltd. Class A	22,200	101
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	101
	Chinalin Securities Co. Ltd. Class A	48,700	101

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Nanjing Pharmaceutical Co. Ltd. Class A	149,700	101
*	ASR Microelectronics Co. Ltd. Class A	10,544	101
	Kangji Medical Holdings Ltd.	120,500	100
	Harbin Electric Co. Ltd. Class H	246,000	100
	Toly Bread Co. Ltd. Class A	125,000	100
	Opple Lighting Co. Ltd. Class A	43,600	100
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	100
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	100
*	Pacific Securities Co. Ltd. Class A	183,100	99
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	99
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	99
	Luolai Lifestyle Technology Co. Ltd. Class A	95,800	99
	Xiamen Xiangyu Co. Ltd. Class A	116,103	99
	Hanwei Electronics Group Corp. Class A	26,800	99
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	99
	Luxi Chemical Group Co. Ltd. Class A	60,000	98
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	98
	Konfoong Materials International Co. Ltd. Class A	10,100	98
	Grandblue Environment Co. Ltd. Class A	31,200	98
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	98
*	Shandong Longda Meishi Co. Ltd. Class A	113,100	98
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	98
	Hainan Haide Capital Management Co. Ltd. Class A	119,045	98
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	98
	Beijing Dabeinong Technology Group Co. Ltd. Class A	171,100	97
*	Angang Steel Co. Ltd. Class A	308,400	97
	Rongan Property Co. Ltd. Class A	364,100	97
	IReader Technology Co. Ltd. Class A	33,200	97
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	97
	Angel Yeast Co. Ltd. Class A	20,300	97
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	97
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	97
	Yuanjie Semiconductor Technology Co. Ltd. Class A	4,805	97
	Sinofert Holdings Ltd.	668,000	96
	Jilin Electric Power Co. Ltd. Class A	135,100	96
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	96
	IKD Co. Ltd. Class A	39,200	96
	Dongfang Electric Corp. Ltd. Class A	46,700	96
	Tongkun Group Co. Ltd. Class A	58,000	96
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	96
	Henan Liliang Diamond Co. Ltd. Class A	21,120	96
*	Seazen Holdings Co. Ltd. Class A	60,900	95
*	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	95
	Zhuhai Port Co. Ltd. Class A	136,800	95
*	Nanjing Tanker Corp. Class A	216,800	95
*	Sichuan Hongda Co. Ltd. Class A	89,800	95
	Xuji Electric Co. Ltd. Class A	25,200	94
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	94
	China Zheshang Bank Co. Ltd. Class A	233,870	94
	Southwest Securities Co. Ltd. Class A	155,100	94
	Jade Bird Fire Co. Ltd. Class A	59,490	94
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	94
*	Shandong Iron & Steel Co. Ltd. Class A	483,900	94
	Shanghai SMI Holding Co. Ltd. Class A	162,900	94
	Jihua Group Corp. Ltd. Class A	268,300	94
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	93
	Beijing Enlight Media Co. Ltd. Class A	70,600	93
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	93
	Greattown Holdings Ltd. Class A	220,800	93
	KPC Pharmaceuticals Inc. Class A	41,500	93
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	93
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	10,900	93
*	Jishi Media Co. Ltd. Class A	394,100	93
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	92
	Newland Digital Technology Co. Ltd. Class A	33,399	92
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	92
	Risen Energy Co. Ltd. Class A	62,100	92
	INESA Intelligent Tech Inc. Class A	49,000	92
	Guangshen Railway Co. Ltd. Class H	336,000	91
*	Visionox Technology Inc. Class A	72,298	91

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Huafon Chemical Co. Ltd. Class A	81,100	91
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	91
	China Meidong Auto Holdings Ltd.	318,000	91
	Jinduicheng Molybdenum Co. Ltd. Class A	62,579	91
	TangShan Port Group Co. Ltd. Class A	145,900	91
*,1	Red Star Macalline Group Corp. Ltd. Class H	463,655	91
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	91
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	91
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	91
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	91
*	Dada Nexus Ltd. ADR	49,657	90
	Hangzhou First Applied Material Co. Ltd. Class A	44,913	90
	China CAMC Engineering Co. Ltd. Class A	84,700	90
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	90
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	90
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	90
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	90
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	90
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	90
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	90
	Harbin Boshi Automation Co. Ltd. Class A	36,142	89
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	89
	Huali Industrial Group Co. Ltd. Class A	8,600	89
	China National Accord Medicines Corp. Ltd. Class A	24,700	88
*,1,3	Venus MedTech Hangzhou Inc. Class H	122,500	88
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	88
	Xiamen ITG Group Corp. Ltd. Class A	100,000	88
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	88
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	88
	Shenzhen Energy Group Co. Ltd. Class A	104,400	88
	Wanxiang Qianchao Co. Ltd. Class A	105,400	88
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	88
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	88
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	88
*,3	China Grand Automotive Services Group Co. Ltd. Series A	816,100	88
	Foryou Corp. Class A	21,600	88
	iRay Technology Co. Ltd. Class A	6,218	88
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	88
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	88
*	SICC Co. Ltd. Class A	11,095	88
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	88
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	87
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	87
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	87
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	87
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	87
	Hexing Electrical Co. Ltd. Class A	16,700	87
	Raytron Technology Co. Ltd. Class A	12,578	87
	Porton Pharma Solutions Ltd. Class A	39,997	87
*	Antong Holdings Co. Ltd. Class A	238,300	87
*	Anyang Iron & Steel Inc. Class A	348,700	87
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	86
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	86
	DHC Software Co. Ltd. Class A	87,269	86
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	86
[1]	Linklogis Inc. Class B	438,000	86
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	86
	China Railway Materials Co. Class A	244,900	86
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	86
	Kidswant Children Products Co. Ltd. Class A	48,900	86
	Yunnan Tin Co. Ltd. Class A	42,400	85
	China Baoan Group Co. Ltd. Class A	74,500	85
	Sichuan Swellfun Co. Ltd. Class A	13,300	85
	Transfar Zhilian Co. Ltd. Class A	143,400	85
	Xinjiang Daqo New Energy Co. Ltd. Class A	28,943	85
	Baoji Titanium Industry Co. Ltd. Class A	21,028	85
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	6,580	85
	Liaoning Energy Industry Co. Ltd. Class A	170,700	85
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	85
[1]	Qingdao Port International Co. Ltd. Class H	108,000	84

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	84
*	Hubei Dinglong Co. Ltd. Class A	23,400	84
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	84
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	84
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	84
	Shenzhen MTC Co. Ltd. Class A	111,700	83
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	83
	Shenzhen SC New Energy Technology Corp. Class A	9,300	83
*	Oriental Energy Co. Ltd. Class A	61,400	83
	Jingjin Equipment Inc. Class A	35,880	83
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	83
*	Bio-Thera Solutions Ltd. Class A	32,280	83
*	Tianma Microelectronics Co. Ltd. Class A	71,200	82
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	82
	AVICOPTER plc Class A	16,400	82
	Kehua Data Co. Ltd. Class A	20,800	82
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	82
	Guangdong DFP New Material Group Co. Ltd. Class A	180,000	82
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	81
	Leo Group Co. Ltd. Class A	162,800	81
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	81
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	81
	Fangda Carbon New Material Co. Ltd. Class A	128,935	81
	Bank of Guiyang Co. Ltd. Class A	99,500	81
	Shenzhen SED Industry Co. Ltd. Class A	36,000	81
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	81
	Taiji Computer Corp. Ltd. Class A	25,119	80
	Songcheng Performance Development Co. Ltd. Class A	64,640	80
	China International Marine Containers Group Co. Ltd. Class A	70,800	80
	Sinoma Science & Technology Co. Ltd. Class A	47,400	80
*	China Express Airlines Co. Ltd. Class A	81,473	80
	Jiangsu Azure Corp. Class A	47,400	80
	Moon Environment Technology Co. Ltd. Class A	48,600	80
	Tibet Mineral Development Co. Class A	28,600	80
*	Focused Photonics Hangzhou Inc. Class A	33,100	79
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	79
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	79
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	79
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	79
	BOC International China Co. Ltd. Class A	54,800	79
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	79
	China Kings Resources Group Co. Ltd. Class A	22,540	79
	Dajin Heavy Industry Co. Ltd. Class A	28,700	79
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	79
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	79
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	78
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	78
	Sai Micro Electronics Inc. Class A	34,800	78
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	78
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	78
	HUYA Inc. ADR	21,936	77
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	77
	Jafron Biomedical Co. Ltd. Class A	20,770	77
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	77
	Wuxi Taiji Industry Ltd. Co. Class A	82,500	77
	CTS International Logistics Corp. Ltd. Class A	90,900	77
*	Wonders Information Co. Ltd. Class A	78,300	77
	NYOCOR Co. Ltd. Class A	103,900	77
	Quectel Wireless Solutions Co. Ltd. Class A	6,151	76
*	Bohai Leasing Co. Ltd. Class A	154,100	76
	Bank of Chengdu Co. Ltd. Class A	32,000	76
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	76
	Sinotrans Ltd. Class A	102,500	75
	Yunnan Copper Co. Ltd. Class A	42,400	75
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	75
*	Yeahka Ltd.	70,800	75
	Chongqing Water Group Co. Ltd. Class A	117,945	75
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	75
*	Roshow Technology Co. Ltd. Class A	72,900	75
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	75

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Dazhong Mining Co. Ltd.	64,396	75
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	11,088	75
	Xiamen King Long Motor Group Co. Ltd. Class A	39,700	75
*	CSG Smart Science&Technology Co. Ltd. Class A	46,400	74
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	74
*	Genimous Technology Co. Ltd. Class A	64,200	74
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	44,900	74
[1]	Joinn Laboratories China Co. Ltd. Class H	67,643	74
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	74
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	12,300	74
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	238,848	74
	YGSOFT Inc. Class A	92,102	73
	Shanxi Securities Co. Ltd. Class A	87,770	73
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	73
	Beijing Strong Biotechnologies Inc. Class A	39,900	73
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	73
	Sino-Platinum Metals Co. Ltd. Class A	38,532	73
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	73
	Beijing eGOVA Co. Ltd. Class A	35,592	73
	Shantui Construction Machinery Co. Ltd. Class A	52,700	73
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	73
*	Golden Solar New Energy Technology Holdings Ltd.	275,572	73
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	73
	Xiamen Bank Co. Ltd. Class A	94,700	73
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	7,851	73
	Cathay Biotech Inc. Class A	11,931	73
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	73
	DongFeng Automobile Co. Ltd. Class A	79,200	73
	Joinn Laboratories China Co. Ltd. Class A	32,625	72
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	72
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	72
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	18,900	72
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	72
	Hangzhou Lion Microelectronics Co. Ltd. Class A	22,898	72
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	72
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	71
	Sichuan Expressway Co. Ltd. Class H	166,000	71
	Topchoice Medical Corp. Class A	12,598	71
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	71
*	Shandong Chenming Paper Holdings Ltd. Class A	211,100	71
	STO Express Co. Ltd. Class A	48,400	71
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	71
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	71
	Levima Advanced Materials Corp. Class A	39,400	71
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	71
*	Harbin Pharmaceutical Group Co. Ltd. Class A	137,700	71
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	70
	Eastern Communications Co. Ltd. Class B	175,800	70
*	Sinopec Oilfield Service Corp. Class H	806,000	70
	China Tianying Inc. Class A	112,100	70
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	70
	Electric Connector Technology Co. Ltd. Class A	8,300	70
	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	70
	China Kepei Education Group Ltd.	376,000	70
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	70
*	Shenzhen Deren Electronic Co. Ltd. Class A	91,400	70
	Canmax Technologies Co. Ltd. Class A	23,140	70
	StarPower Semiconductor Ltd. Class A	6,020	70
	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	70
	Fujian Boss Software Development Co. Ltd. Class A	34,700	70
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	57,100	70
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	70
	Venustech Group Inc. Class A	33,500	69
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	69
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	69
	State Grid Information & Communication Co. Ltd. Class A	27,900	69
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	69
	Guangdong Advertising Group Co. Ltd. Class A	61,100	69
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	68
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	7,056	68

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	68
	China Film Co. Ltd. Class A	42,300	68
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	68
	Jinlei Technology Co. Ltd. Class A	25,300	68
	Keda Industrial Group Co. Ltd. Class A	60,600	68
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	68
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	67
*	3peak Inc. Class A	5,587	67
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	67
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	67
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	66
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	66
	Bank of Qingdao Co. Ltd. Class A	118,500	66
	Intco Medical Technology Co. Ltd. Class A	17,550	66
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	66
	Shenzhen Gas Corp. Ltd. Class A	71,700	66
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	66
	Ningbo Shanshan Co. Ltd. Class A	68,800	66
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	10,000	66
	Jiangling Motors Corp. Ltd. Class A	20,700	65
	JiuGui Liquor Co. Ltd. Class A	10,500	65
	Edifier Technology Co. Ltd. Class A	29,474	65
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	65
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	65
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	65
	GCL Energy Technology Co. Ltd. Class A	63,900	65
	Nanjing Gaoke Co. Ltd. Class A	63,000	65
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	115,064	65
	Jiangsu Pacific Quartz Co. Ltd.Class A	17,850	65
	TRS Information Technology Corp. Ltd. Class A	21,100	65
	Focus Technology Co. Ltd. Class A	9,300	65
	Guangdong Tapai Group Co. Ltd. Class A	59,300	64
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	64
	Zhejiang Medicine Co. Ltd. Class A	31,000	64
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	64
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	64
	INESA Intelligent Tech Inc. Class B	98,400	63
	Shaanxi International Trust Co. Ltd. Class A	128,100	63
*	GCL System Integration Technology Co. Ltd. Class A	181,900	63
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	63
	Chongqing Department Store Co. Ltd. Class A	15,300	63
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	63
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	62
	Northeast Securities Co. Ltd. Class A	58,700	62
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	62
	Perfect World Co. Ltd. Class A	42,950	62
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	62
	China Great Wall Securities Co. Ltd. Class A	57,800	62
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	44,400	62
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	62
*	CMGE Technology Group Ltd.	590,000	62
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	3,554	62
	Top Resource Energy Co. Ltd. Class A	92,000	62
	Fujian Sunner Development Co. Ltd. Class A	31,200	61
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	61
	Sinocare Inc. Class A	19,800	61
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	61
	Beibuwan Port Co. Ltd. Class A	51,700	61
	Lakala Payment Co. Ltd. Class A	25,100	61
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	61
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	61
	China National Medicines Corp. Ltd. Class A	13,800	61
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	61
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	61
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	61
*	Jiangsu Lopal Tech Co. Ltd. Class A	44,798	61
	Andon Health Co. Ltd. Class A	11,200	61
*	Remegen Co. Ltd. Class A	15,707	61
	Shanghai Haixin Group Co. Class B	210,800	60
	China Merchants Port Group Co. Ltd. Class A	20,700	60

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	CSG Holding Co. Ltd. Class A	86,700	60
	Yotrio Group Co. Ltd. Class A	127,800	60
	FAW Jiefang Group Co. Ltd. Class A	55,600	60
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	60
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	60
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	20,400	60
	Beijing North Star Co. Ltd. Class A	257,800	60
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	60
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	60
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	75,500	60
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,992	60
	Huangshan Tourism Development Co. Ltd. Class B	77,426	59
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	59
*	Ourpalm Co. Ltd. Class A	77,300	59
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	59
	Shanghai Construction Group Co. Ltd. Class A	170,500	59
	Fangda Special Steel Technology Co. Ltd. Class A	102,800	59
*	INKON Life Technology Co. Ltd. Class A	49,900	59
	Zhongtai Securities Co. Ltd. Class A	69,100	59
	Bank of Chongqing Co. Ltd. Class A	47,451	59
	Goke Microelectronics Co. Ltd. Class A	6,700	59
	Ligao Foods Co. Ltd. Class A	10,500	59
	Caida Securities Co. Ltd. Class A	64,300	59
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	59
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	59
*,1	Arrail Group Ltd.	180,000	59
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	59
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	58
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	58
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	58
	Hainan Strait Shipping Co. Ltd. Class A	66,924	58
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	58
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	58
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	58
	Sichuan New Energy Power Co. Ltd. Class A	38,000	58
	Guizhou Chanhen Chemical Corp. Class A	18,600	58
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	57
*	Guangdong Golden Dragon Development Inc. Class A	32,500	57
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	57
	Guangzhou Baiyun International Airport Co. Ltd. Class A	43,600	57
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	57
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	57
	Hualan Biological Bacterin Inc. Class A	24,200	57
	Fujian Star-net Communication Co. Ltd. Class A	20,600	56
	Wasu Media Holding Co. Ltd. Class A	56,761	56
	China West Construction Group Co. Ltd. Class A	67,200	56
	Yankershop Food Co. Ltd. Class A	7,560	56
	China Conch Environment Protection Holdings Ltd.	632,450	56
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	56
*	Tsinghua Tongfang Co. Ltd. Class A	60,400	56
	Changzheng Engineering Technology Co. Ltd. Class A	25,100	56
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	55
	Wuhu Token Science Co. Ltd. Class A	64,400	55
	Hand Enterprise Solutions Co. Ltd. Class A	20,300	55
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	55
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	55
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	55
	Hangjin Technology Co. Ltd. Class A	23,800	55
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	55
	Ovctek China Inc. Class A	23,797	55
	China Meheco Group Co. Ltd. Class A	37,800	55
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	55
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	55
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	54
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	54
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	54
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	54
	Zhefu Holding Group Co. Ltd. Class A	130,600	54
	Kaishan Group Co. Ltd. Class A	40,700	54
	Beijing Originwater Technology Co. Ltd. Class A	84,279	54

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	54
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	54
	Huafu Fashion Co. Ltd. Class A	82,600	54
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	54
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	54
	Xinhuanet Co. Ltd. Class A	17,000	54
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	54
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	54
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	54
	Fujian Kuncai Material Technology Co. Ltd. Class A	20,020	54
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	53
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	53
	Beijing BDStar Navigation Co. Ltd. Class A	15,400	53
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	53
	Zhejiang Hailiang Co. Ltd. Class A	36,000	53
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	53
*,1	Ocumension Therapeutics	94,000	53
*	Jiangxi Special Electric Class A	54,900	53
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	53
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	163,400	53
	Oppein Home Group Inc. Class A	5,800	52
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	52
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	52
	CSSC Science & Technology Co. Ltd. Class A	31,700	52
	Huaxi Securities Co. Ltd. Class A	47,000	52
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	51
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	51
	Guocheng Mining Co. Ltd. Class A	30,854	51
	MLS Co. Ltd. Class A	45,400	51
*	Polaris Bay Group Co. Ltd. Class A	54,100	51
	Infore Environment Technology Group Co. Ltd. Class A	78,200	51
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	51
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	51
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	51
	Sichuan Haite High-tech Co. Ltd. Class A	36,800	50
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	72,300	50
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	50
*,3	Jinke Smart Services Group Co. Ltd. Class H	56,700	50
	Wuxi NCE Power Co. Ltd. Class A	11,250	50
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	59,800	50
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	50
	Norinco International Cooperation Ltd. Class A	37,300	50
*	COL Group Co. Ltd. Class A	14,700	50
	Zhuhai CosMX Battery Co. Ltd. Class A	23,565	50
*	Sino-Ocean Group Holding Ltd.	1,720,500	49
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	49
	Shanghai Pret Composites Co. Ltd. Class A	38,400	49
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	49
	Hengyi Petrochemical Co. Ltd. Class A	58,000	49
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	49
	Wondershare Technology Group Co. Ltd. Class A	5,174	49
	Yusys Technologies Co. Ltd. Class A	18,080	49
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	49
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	49
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	49
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	49
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	49
*	China Reform Health Management & Services Group Co. Ltd. Class A	36,900	49
	Shanghai Awinic Technology Co. Ltd. Class A	4,934	49
*	Vantone Neo Development Group Co. Ltd. Class A	64,100	49
	Chengzhi Co. Ltd. Class A	47,400	48
	Shengda Resources Co. Ltd. Class A	25,100	48
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	48
	First Tractor Co. Ltd. Class A	24,600	48
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	48
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	47
*	Shandong Chenming Paper Holdings Ltd. Class H	360,750	47
*	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	47
	Shenzhen Airport Co. Ltd. Class A	48,400	47
*	Addsino Co. Ltd. Class A	49,300	47

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Konka Group Co. Ltd. Class A	75,700	47
	Tian Di Science & Technology Co. Ltd. Class A	56,611	47
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	47
	Anker Innovations Technology Co. Ltd. Class A	3,120	47
	Windey Energy Technology Group Co. Ltd. Class A	26,300	47
	Yangling Metron New Material Inc. Class A	18,000	47
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	47
	Autobio Diagnostics Co. Ltd. Class A	8,300	46
	Shenzhen Desay Battery Technology Co. Class A	14,891	46
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	46
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	46
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	46
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	46
*	Dongjiang Environmental Co. Ltd. Class A	86,300	46
	NanJi E-Commerce Co. Ltd. Class A	66,500	46
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	46
	Guangdong Goworld Co. Ltd. Class A	32,200	46
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	46
	China National Accord Medicines Corp. Ltd. Class B	26,988	45
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	45
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	45
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	45
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	45
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	45
	Longshine Technology Group Co. Ltd. Class A	32,400	45
	Shanghai AJ Group Co. Ltd. Class A	67,600	45
	BTG Hotels Group Co. Ltd. Class A	24,600	45
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	45
*	CETC Chips Technology Inc. Class A	26,000	45
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	45
	Suning Universal Co. Ltd. Class A	142,700	44
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	13,700	44
	Sanquan Food Co. Ltd. Class A	28,160	44
[1]	Midea Real Estate Holding Ltd.	117,800	44
	Sinofibers Technology Co. Ltd. Class A	11,200	44
*	CanSino Biologics Inc. Class A	5,480	44
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	44
	ZWSOFT Co. Ltd. Guangzhou Class A	3,696	44
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	43
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	43
	Xiamen Kingdomway Group Co. Class A	21,600	43
	PhiChem Corp. Class A	19,700	43
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	43
	Shanghai AtHub Co. Ltd. Class A	15,542	43
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	43
*	Bank of Zhengzhou Co. Ltd. Class A	155,061	43
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	43
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	43
	Black Peony Group Co. Ltd. Class A	67,000	43
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	43
	Tibet Urban Development & Investment Co. Ltd. Class A	30,600	43
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	43
	Sichuan Injet Electric Co. Ltd. Class A	6,200	43
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	43
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	43
	Shede Spirits Co. Ltd. Class A	5,800	43
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	43
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	42
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	42
	Gaona Aero Material Co. Ltd. Class A	20,320	42
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	42
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	42
	Riyue Heavy Industry Co. Ltd. Class A	25,200	42
*	Gree Real Estate Co. Ltd. Class A	50,900	42
	Chengxin Lithium Group Co. Ltd. Class A	24,000	42
	Chengdu RML Technology Co. Ltd. Class A	6,160	42
	Kingsemi Co. Ltd. Class A	4,078	42
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	2,200	42
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	42
	Beijing North Star Co. Ltd. Class H	442,000	41

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	ORG Technology Co. Ltd. Class A	59,500	41
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	41
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	41
*	China High Speed Railway Technology Co. Ltd. Class A	118,000	41
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	41
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	41
	Helens International Holdings Co. Ltd.	155,000	41
	Wencan Group Co. Ltd. Class A	12,900	41
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	40
	Joyoung Co. Ltd. Class A	29,337	40
	Zhejiang Runtu Co. Ltd. Class A	42,200	40
	Wuxi Boton Technology Co. Ltd. Class A	15,600	40
*	Hwa Create Co. Ltd. Class A	15,600	40
	Baowu Magnesium Technology Co. Ltd. Class A	25,620	40
	Guangdong South New Media Co. Ltd. Class A	7,200	40
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	30,100	40
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	40
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	40
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	3,581	40
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	97,800	40
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	39
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	39
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	37,730	39
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	39
	City Development Environment Co. Ltd. Class A	22,100	39
	Qinhuangdao Port Co. Ltd. Class A	86,400	39
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	39
	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	39
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	27,900	39
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	38
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	38
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	38
	Jinneng Science&Technology Co. Ltd. Class A	49,200	38
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	38
	Archermind Technology Nanjing Co. Ltd. Class A	6,110	38
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	38
*	Farasis Energy Gan Zhou Co. Ltd. Class A	24,049	38
	Laobaixing Pharmacy Chain JSC Class A	17,271	37
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	37
	Visual China Group Co. Ltd. Class A	11,100	37
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	37
	Sangfor Technologies Inc. Class A	4,500	37
	Guizhou Gas Group Corp. Ltd. Class A	41,100	37
	CETC Digital Technology Co. Ltd. Class A	11,960	37
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	37
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	37
*	Piesat Information Technology Co. Ltd. Class A	15,556	37
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	36
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	36
	Bank of Suzhou Co. Ltd. Class A	32,890	36
	China Tungsten & Hightech Materials Co. Ltd. Class A	27,430	36
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	34,600	36
	Three's Co. Media Group Co. Ltd. Class A	8,265	36
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	36
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	36
	Appotronics Corp. Ltd. Class A	18,165	36
	Hoymiles Power Electronics Inc. Class A	2,553	36
*	Sinocelltech Group Ltd. Class A	7,322	36
*	COFCO Biotechnology Co. Ltd. Class A	46,600	35
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	35
	TianShan Material Co. Ltd. Class A	47,800	35
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	35
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	35
	Beijing Relpow Technology Co. Ltd. Class A	25,500	35
	Shanghai Huayi Group Co. Ltd. Class B	63,200	34
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	34
*	Financial Street Holdings Co. Ltd. Class A	81,700	34
	YUNDA Holding Group Co. Ltd. Class A	33,146	34
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	34
	Bright Dairy & Food Co. Ltd. Class A	30,100	34

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Luenmei Quantum Co. Ltd. Class A	43,800	34
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	34
	Linktel Technologies Co. Ltd. Class A	3,000	34
	Suofeiya Home Collection Co. Ltd. Class A	14,600	33
	Cheng De Lolo Co. Ltd. Class A	27,440	33
	Foran Energy Group Co. Ltd. Class A	20,538	33
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	33
	Shenzhen Leaguer Co. Ltd. Class A	30,200	33
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	33
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	33
	Youngy Co. Ltd. Class A	7,800	33
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	33
	GoodWe Technologies Co. Ltd. Class A	6,307	33
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	33
	Pylon Technologies Co. Ltd. Class A	6,304	33
	China Science Publishing & Media Ltd. Class A	12,000	33
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	33
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	33
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	32
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	32
	Qianhe Condiment & Food Co. Ltd. Class A	20,016	32
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	32
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	32
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	32
*	Nuode New Materials Co. Ltd. Class A	63,390	32
	Qingdao Gaoce Technology Co. Ltd. Class A	23,419	32
*	Dosilicon Co. Ltd. Class A	9,348	32
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	31
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	31
	Valiant Co. Ltd. Class A	22,500	31
	Skyworth Digital Co. Ltd. Class A	18,500	31
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	31
	Topsec Technologies Group Inc. Class A	31,400	31
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	31
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	31
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	31
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	47,026	31
	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	31
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	30
	C&S Paper Co. Ltd. Class A	32,400	30
	Camel Group Co. Ltd. Class A	26,910	30
	Shanghai M&G Stationery Inc. Class A	7,600	30
	Hoyuan Green Energy Co. Ltd. Class A	14,085	30
*	Guangdong Guanghua Sci Tech Class A	14,100	30
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	30
*	Zotye Automobile Co. Ltd. Class A	105,700	30
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	30
	Fushun Special Steel Co. Ltd. Class A	39,900	30
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	29
	Youzu Interactive Co. Ltd. Class A	24,100	29
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	29
	B-Soft Co. Ltd. Class A	50,960	29
	Sino Wealth Electronic Ltd. Class A	9,075	29
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	29
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	29
*	Xian International Medical Investment Co. Ltd. Class A	43,200	29
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	28
	Qingdao Rural Commercial Bank Corp. Class A	68,300	28
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	28
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	28
	Shanying International Holding Co. Ltd. Class A	119,600	28
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	28
	Luyang Energy-Saving Materials Co. Ltd.	16,600	28
	Sumavision Technologies Co. Ltd. Class A	36,400	27
	Double Medical Technology Inc. Class A	5,500	27
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	27
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	27
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	27
	Huaxia Eye Hospital Group Class A	11,200	27
	Daan Gene Co. Ltd. Class A	35,360	26

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Beijing SuperMap Software Co. Ltd. Class A	11,700	26
	Hunan Aihua Group Co. Ltd. Class A	12,000	26
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	26
	Yibin Tianyuan Group Co. Ltd. Class A	46,394	26
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	25
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	25
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	25
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	25
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	25
	Jiajiayue Group Co. Ltd. Class A	18,300	25
	Era Co. Ltd. Class A	43,700	25
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	25
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	25
*	Offcn Education Technology Co. Ltd. Class A	53,900	24
	YanTai Shuangta Food Co. Ltd. Class A	32,900	24
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	24
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	24
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	24
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	24
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	24
*	ADAMA Ltd. Class A	30,100	24
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	24
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	23
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	23
	Bear Electric Appliance Co. Ltd. Class A	4,000	23
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	23
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	23
*	Orient Group Inc. Class A	92,500	23
	Grinm Advanced Materials Co. Ltd. Class A	11,200	23
	Sinosoft Co. Ltd. Class A	8,232	23
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	22
*	Beijing Capital Development Co. Ltd. Class A	68,400	22
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	22
	Hangzhou Onechance Tech Corp. Class A	5,800	22
*	Xizang Zhufeng Resources Co. Ltd. Class A	15,000	21
	BGI Genomics Co. Ltd. Class A	4,000	21
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	21
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	21
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	21
*	Client Service International Inc. Class A	9,400	21
	JL Mag Rare-Earth Co. Ltd. Class A	7,520	21
	CMST Development Co. Ltd. Class A	25,600	21
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	21
	Lancy Co. Ltd. Class A	9,800	21
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	21
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	3,600	21
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	20
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	20
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	20
	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	20
*	Beijing VRV Software Corp. Ltd. Class A	27,800	19
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	19
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	10,022	19
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	19
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	19
	Dian Diagnostics Group Co. Ltd. Class A	12,600	18
*	Beijing Tongtech Co. Ltd. Class A	9,300	18
*	YaGuang Technology Group Co. Ltd. Class A	24,900	18
*	Shandong Chenming Paper Holdings Ltd. Class B	158,100	17
*	World Union Group Inc. Class A	50,700	17
	Keboda Technology Co. Ltd. Class A	2,000	17
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	17
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	17
	KBC Corp. Ltd. Class A	6,258	17
*	Jin Medical International Ltd.	19,047	17
	Huapont Life Sciences Co. Ltd. Class A	30,400	16
	China TransInfo Technology Co. Ltd. Class A	13,400	15
	FAWER Automotive Parts Co. Ltd. Class A	21,400	15
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	14
	PCI Technology Group Co. Ltd. Class A	23,100	14

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	14
*	Shanghai Medicilon Inc. Class A	3,647	14
	Juewei Food Co. Ltd. Class A	6,600	13
*	Lier Chemical Co. Ltd. Class A	11,340	13
*	Blue Sail Medical Co. Ltd. Class A	20,400	13
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	13
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	12
*	Hongbo Co. Ltd. Class A	7,900	12
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	11
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	10
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	10
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	10
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	9
	Shandong Publishing & Media Co. Ltd. Class A	5,700	9
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	9
	BBMG Corp. Class A	38,700	9
	Shandong Head Co. Ltd. Class A	5,200	9
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	8
*,3	Blivex Energy Technology Co. Ltd. Class A	518,200	8
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	8
*	Dongjiang Environmental Co. Ltd. Class H	27,100	6
*	Agile Group Holdings Ltd.	43,500	3
*,3	Yango Group Co. Ltd. Class A	100,500	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	—
			1,589,884
Colombia (0.0%)
	Bancolombia SA ADR	59,930	2,370
	Interconexion Electrica SA ESP	258,385	1,136
	Cementos Argos SA	319,169	785
[2]	Ecopetrol SA ADR	83,085	771
	Ecopetrol SA	971,880	453
	Bancolombia SA	22,068	226
			5,741
Czech Republic (0.0%)
	CEZ A/S	93,469	4,094
	Komercni banka A/S	49,305	1,809
[1]	Moneta Money Bank A/S	294,071	1,661
	Colt CZ Group SE	8,390	246
			7,810
Denmark (0.5%)
	Novo Nordisk A/S Class B	1,922,441	162,301
	DSV A/S	119,753	23,856
	Novonesis (Novozymes) B Class B	218,552	12,530
	Danske Bank A/S	404,330	12,072
	Pandora A/S	49,490	9,468
	Coloplast A/S Class B	79,599	9,167
*	Vestas Wind Systems A/S	635,624	8,743
*	Genmab A/S	39,820	7,827
	Carlsberg A/S Class B	58,895	6,169
	AP Moller - Maersk A/S Class B	3,028	4,472
*,1	Orsted A/S	107,651	4,151
*	Zealand Pharma A/S	40,038	4,069
	Tryg A/S	197,543	4,002
	Ringkjoebing Landbobank A/S	16,134	2,632
*	Demant A/S	57,280	2,300
	Royal Unibrew A/S	31,305	2,164
*	NKT A/S	32,140	2,149
	Ambu A/S Class B	110,775	2,062
	AP Moller - Maersk A/S Class A	1,411	2,042
	Jyske Bank A/S (Registered)	26,755	1,935
	FLSmidth & Co. A/S	34,155	1,773
*	GN Store Nord A/S	86,311	1,768
*	ALK-Abello A/S	78,249	1,762
	ISS A/S	93,129	1,760
	ROCKWOOL A/S Class B	4,945	1,751
	Sydbank A/S	30,987	1,645
*	Bavarian Nordic A/S	42,385	1,160
	Spar Nord Bank A/S	40,007	1,156

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*,1	Netcompany Group A/S	26,121	1,063
	Alm Brand A/S	482,224	1,005
	H Lundbeck A/S	137,036	839
	Chemometec A/S	10,551	817
	Torm plc Class A	28,454	566
	Schouw & Co. A/S	6,327	491
[1]	Scandinavian Tobacco Group A/S	28,791	414
	D/S Norden A/S	13,569	386
*	NTG Nordic Transport Group A/S	10,464	346
	H Lundbeck A/S Class A	52,636	263
*	Svitzer Group A/S	8,034	236
	Dfds A/S	15,232	226
			303,538
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	1,568,543	2,379
	Talaat Moustafa Group	701,059	763
	Eastern Co. SAE	794,948	461
*	EFG Holding SAE	793,276	338
*	Fawry for Banking & Payment Technology Services SAE	1,589,101	272
	Telecom Egypt Co.	299,815	204
			4,417
Finland (0.2%)
	Nordea Bank Abp (XHEL)	2,063,446	24,543
	Nokia OYJ	3,219,818	15,183
	Sampo OYJ Class A (XHEL)	287,424	11,865
	Kone OYJ Class B	207,706	10,751
	UPM-Kymmene OYJ	321,481	9,480
	Wartsila OYJ Abp	303,012	5,724
	Stora Enso OYJ Class R	366,493	4,059
	Fortum OYJ	268,560	3,902
	Elisa OYJ	89,744	3,863
	Metso OYJ	377,197	3,744
	Orion OYJ Class B	64,092	3,478
	Kesko OYJ Class B	176,896	3,393
	Neste OYJ	251,599	3,188
	Valmet OYJ	97,425	2,656
	Konecranes OYJ	42,752	2,572
	Huhtamaki OYJ	60,119	2,220
	TietoEVRY OYJ (XHEL)	88,765	1,711
	Kemira OYJ	66,030	1,457
	Mandatum OYJ	263,216	1,301
	Cargotec OYJ Class B	24,362	1,211
*	Kalmar OYJ Class B	33,600	1,130
*	Kojamo OYJ	103,130	1,071
*	Sampo OYJ Class A	23,046	952
*	QT Group OYJ	11,190	917
	Outokumpu OYJ	188,954	605
	Nokian Renkaat OYJ	68,268	568
[1]	Terveystalo OYJ	40,606	494
	Metsa Board OYJ Class B	92,675	463
	Tokmanni Group Corp.	26,264	381
	Revenio Group OYJ	11,637	374
*	YIT OYJ	123,802	325
	Sanoma OYJ	33,466	289
	Citycon OYJ	38,860	138
	F-Secure OYJ	64,315	124
*	Finnair OYJ	46,503	120
			124,252
France (2.2%)
	LVMH Moet Hennessy Louis Vuitton SE	153,527	112,290
	Schneider Electric SE	330,689	83,871
	Sanofi SA	682,215	74,145
	TotalEnergies SE	1,233,448	71,456
	Airbus SE	364,270	63,008
	Hermes International SCA	21,010	59,094
	Safran SA	213,341	52,886
	EssilorLuxottica SA	189,587	52,034
	BNP Paribas SA	621,148	42,430
	AXA SA	1,053,643	39,972

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Air Liquide SA Loyalty Shares	204,183	35,667
	Vinci SA	306,935	33,214
	L'Oreal SA Loyalty Shares	88,693	32,908
	Danone SA	389,970	27,315
	Cie de Saint-Gobain SA	287,415	26,952
	Air Liquide SA (XPAR)	109,753	19,172
	Capgemini SE	101,382	18,423
	L'Oreal SA (XPAR)	44,593	16,545
	Legrand SA	160,002	16,313
	Dassault Systemes SE	417,607	16,304
	Publicis Groupe SA	143,644	15,277
	Cie Generale des Etablissements Michelin SCA	437,370	15,210
	Societe Generale SA	450,622	14,587
	Pernod Ricard SA	121,586	13,886
	Orange SA	1,176,075	12,648
	Kering SA	44,808	11,730
	Veolia Environnement SA	401,801	11,465
	Engie SA Loyalty Shares	595,812	9,836
	Credit Agricole SA	623,499	9,386
	STMicroelectronics NV	410,031	9,160
	Thales SA	55,354	8,960
	Accor SA	144,216	7,414
	Renault SA	119,367	6,128
	Bureau Veritas SA	194,308	6,072
	Engie SA (XPAR)	348,447	5,752
[1]	Euronext NV	47,350	5,500
	Edenred SE	158,539	5,470
	Unibail-Rodamco-Westfield	63,707	5,334
	Carrefour SA	312,392	4,451
	Eiffage SA	47,124	4,210
	Eurofins Scientific SE	77,258	4,145
*	Alstom SA	209,138	4,139
	Rexel SA	141,911	3,757
	Gecina SA	38,189	3,728
	Klepierre SA	123,634	3,681
	Sartorius Stedim Biotech	15,716	3,624
*	L Oreal Prime De Fidelite	9,735	3,621
	Getlink SE	225,631	3,610
*	Air Liquide SA	20,622	3,607
	Bouygues SA	110,624	3,516
	Teleperformance SE	37,189	3,482
	Gaztransport Et Technigaz SA	20,900	3,193
	BioMerieux	24,469	2,970
	SCOR SE	111,304	2,844
	Air Liquide SA (XETR)	16,206	2,831
	Arkema SA	34,882	2,780
	SPIE SA	80,795	2,693
	Ipsen SA	21,043	2,598
[1]	Amundi SA	36,101	2,541
	Bollore SE	424,789	2,510
	Dassault Aviation SA	10,919	2,464
	Technip Energies NV	84,648	2,398
	Elis SA	110,694	2,266
[1]	La Francaise des Jeux SACA	59,530	2,262
	Aeroports de Paris SA	19,155	2,183
*	Vallourec SACA	102,041	1,938
	Wendel SE	18,624	1,840
[1]	Neoen SA	42,264	1,744
	Nexans SA	17,808	1,738
*	Engie SA Prime de fidelite 2027	104,838	1,731
	Covivio SA	32,161	1,709
	Alten SA	17,544	1,614
	Sopra Steria Group	8,613	1,601
	Sodexo Inc. Loyalty Shares	21,162	1,566
	Rubis SCA	56,457	1,476
	Valeo SE	131,022	1,460
*,1	Worldline SA	153,641	1,360
*	SOITEC	15,573	1,358
	Eurazeo SE Prime DE Fidelite	15,612	1,289
[1]	Verallia SA	41,630	1,281

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Pluxee NV	53,011	1,231
	Sodexo SA (XPAR)	16,441	1,216
	Vivendi SE	405,631	1,147
	IPSOS SA	22,452	1,062
	Forvia SE	89,818	943
	Coface SA	56,335	908
	Societe BIC SA	13,438	886
	Virbac SACA	2,471	829
	SEB SA Loyalty Shares	8,479	807
[2]	VusionGroup	4,521	774
	Remy Cointreau SA	13,431	770
*	Ubisoft Entertainment SA	64,480	744
	Eurazeo SE (XPAR)	8,941	738
	Engie SA Prime de fidelite 2026	44,619	737
*	JCDecaux SE	42,873	718
*	ID Logistics Group SACA	1,639	686
	Metropole Television SA	53,002	682
	Mercialys SA	61,512	675
*,2	Air France-KLM	77,363	640
	SES SA	196,812	639
[1]	Ayvens SA	82,517	608
	Imerys SA	21,904	604
	Trigano SA	4,267	585
	Carmila SA	29,973	520
	Interparfums SA	10,951	499
*	Planisware SA	16,077	488
	ARGAN SA	6,980	461
	SEB SA (XPAR)	4,683	446
	Quadient SA	22,802	431
	Television Francaise 1 SA	53,534	422
	ICADE	17,514	412
	Altarea SCA	3,886	406
	Sodexo Inc. (Prime Fidelite 2026)	5,313	393
	Vicat SACA	8,001	334
	Opmobility	26,277	297
	Eramet SA	5,023	280
	Exclusive Networks SA	14,170	278
	Sodexo Prime De Fidelite 2027	3,648	270
	Derichebourg SA	46,656	260
*	Viridien	4,491	259
	Esso SA Francaise	2,173	252
*	Eurazeo SE PF 2027	3,015	249
	Wavestone	4,879	248
*	SEB SA	2,447	233
	Etablissements Maurel et Prom SA	34,462	221
	Sodexo Prime De Fidelite	2,960	219
	Lagardere SA	10,383	216
	Mersen SA	9,320	211
	Sodexo Inc. (Loyalty Line 2025)	2,851	211
*,2	Voltalia SA (Registered)	27,548	204
	Beneteau SACA	20,566	196
*,1	X-Fab Silicon Foundries SE	37,322	192
	Eurazeo SE	2,236	185
*	Nexity SA	13,189	177
*,2	Valneva SE	62,863	177
	Fnac Darty SA	5,650	173
	Boiron SA	6,252	171
*,1	Elior Group SA	62,064	168
*,2	Eutelsat Communications SACA	83,850	150
	Antin Infrastructure Partners SA	12,772	149
*,2	OVH Groupe SAS	16,152	138
	Peugeot Invest SA	1,670	130
	Lisi SA Prime de fidelite	4,123	117
	Lisi SA Prime de fidelite 2026	3,247	92
	LISI SA (XPAR)	3,158	90
	Manitou BF SA	3,706	83
	GL Events SACA	3,863	76
	Vetoquinol SA	710	52
	Equasens	741	29

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*,1	Aramis Group SAS	1,390	11
			1,207,528
Germany (1.9%)
	SAP SE	682,512	188,083
	Siemens AG (Registered)	461,486	98,932
	Allianz SE (Registered)	242,308	79,008
	Deutsche Telekom AG (Registered)	2,073,893	69,577
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	81,682	44,274
	Mercedes-Benz Group AG	517,271	31,471
	adidas AG	107,391	28,315
	Deutsche Boerse AG	114,524	28,292
	Infineon Technologies AG	809,684	26,621
	BASF SE	552,286	26,608
	Deutsche Bank AG (Registered)	1,205,039	23,586
*	Siemens Energy AG	394,212	23,455
	Deutsche Post AG	602,892	21,706
	Rheinmetall AG	27,041	21,142
	E.ON SE	1,373,906	16,274
	Bayerische Motoren Werke AG (XETR)	183,987	14,941
	Daimler Truck Holding AG	329,266	14,500
	Bayer AG (Registered)	617,097	13,809
	RWE AG	445,471	13,805
	Vonovia SE	438,254	13,408
	Merck KGaA	81,116	12,245
	MTU Aero Engines AG	33,830	11,557
	Heidelberg Materials AG	81,261	11,435
[2]	Commerzbank AG	583,253	11,262
	Hannover Rueck SE	38,457	10,133
[1]	Siemens Healthineers AG	175,047	9,935
*	Fresenius SE & Co. KGaA	259,572	9,933
	Beiersdorf AG	64,105	8,576
	Symrise AG	83,450	8,545
*	Covestro AG	109,890	6,760
	Fresenius Medical Care AG	127,524	6,335
*	Qiagen NV	134,127	5,956
	GEA Group AG	112,593	5,942
*,1	Zalando SE	136,895	5,102
	Brenntag SE	79,419	4,997
	Continental AG	68,091	4,839
[1]	Scout24 SE	47,622	4,631
	Nemetschek SE	33,359	3,986
	LEG Immobilien SE (XETR)	45,869	3,780
	CTS Eventim AG & Co. KGaA	36,479	3,557
*,1	Delivery Hero SE	132,365	3,421
	Knorr-Bremse AG	40,727	3,219
	Henkel AG & Co. KGaA (XTER)	40,462	3,126
	Talanx AG	35,575	3,022
	Evonik Industries AG	151,718	2,849
[2]	Deutsche Lufthansa AG (Registered)	406,493	2,637
	Rational AG	2,961	2,631
	Freenet AG	84,884	2,619
*	TUI AG	278,088	2,352
	Puma SE	67,333	2,113
	HOCHTIEF AG	12,341	1,786
	Volkswagen AG	16,818	1,761
	KION Group AG	46,655	1,732
	thyssenkrupp AG	344,825	1,709
	Bechtle AG	48,441	1,626
	HUGO BOSS AG	32,706	1,532
*,1	Auto1 Group SE	78,605	1,519
	Gerresheimer AG	21,478	1,504
	K&S AG (Registered)	107,353	1,491
	Hensoldt AG	35,636	1,433
[2]	Aurubis AG	17,873	1,403
*	TAG Immobilien AG	93,719	1,393
	LANXESS AG	50,398	1,369
*,1	Redcare Pharmacy NV	10,684	1,340
	Carl Zeiss Meditec AG (Bearer)	21,299	1,297
*	Fraport AG Frankfurt Airport Services Worldwide	20,771	1,237

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Aroundtown SA	413,204	1,226
	Krones AG	8,014	1,094
*	HelloFresh SE	98,648	1,085
[1]	DWS Group GmbH & Co. KGaA	21,410	1,057
	Stroeer SE & Co. KGaA	17,364	1,026
*,1	TeamViewer SE	85,827	1,016
	Traton SE	31,964	986
	Wacker Chemie AG	14,009	960
[2]	RENK Group AG	37,130	943
*	Nordex SE	80,839	933
*	Evotec SE	101,933	912
	FUCHS SE	26,647	909
	AIXTRON SE	65,258	907
	flatexDEGIRO AG	49,787	843
	Bilfinger SE	15,729	809
	United Internet AG (Registered)	47,431	795
*	Schaeffler AG	168,536	747
*,1	Covestro AG (XTER)	12,209	721
	Deutsche Wohnen SE	27,706	693
	Jenoptik AG	30,842	692
	Duerr AG	27,488	677
	Atoss Software SE	5,543	662
	Siltronic AG	13,562	620
	RTL Group SA	20,134	615
*	Hypoport SE	2,713	602
	Fielmann Group AG	13,225	601
	ProSiebenSat.1 Media SE	101,969	586
	Sixt SE (XETR)	7,207	585
	Kontron AG	25,651	522
	CANCOM SE	19,500	512
[1]	Befesa SA	23,587	511
	Schott Pharma AG & Co. KGaA	20,796	509
	Salzgitter AG	26,644	492
	KWS Saat SE & Co. KGaA	7,196	453
*	Nagarro SE	5,171	453
	Stabilus SE	13,647	451
*	Grand City Properties SA	38,279	442
*	Douglas AG	20,475	437
	Hornbach Holding AG & Co. KGaA	5,653	434
*	IONOS Group SE	16,962	433
*,1	Deutsche Pfandbriefbank AG	75,630	429
	Eckert & Ziegler SE	7,527	425
	Dermapharm Holding SE	10,219	420
	Deutz AG	76,031	368
	Suedzucker AG	32,203	354
	1&1 AG	26,956	341
	Elmos Semiconductor SE	4,624	339
[2]	CompuGroup Medical SE & Co. KGaA	13,404	320
*	CECONOMY AG	100,488	311
	Norma Group SE	17,124	294
	METRO AG	71,401	285
	GRENKE AG	16,366	284
[2]	PNE AG	22,378	282
	Sartorius AG	1,185	272
	Takkt AG	29,897	253
	Wacker Neuson SE	14,125	240
*,3	Encavis AG	13,240	240
	Indus Holding AG	9,890	211
	Pfeiffer Vacuum Technology AG	1,242	200
	Kloeckner & Co. SE	37,015	188
	GFT Technologies SE	7,748	182
	PATRIZIA SE	20,904	175
	Vossloh AG	3,545	174
	Energiekontor AG	3,703	171
	Deutsche Beteiligungs AG	6,560	163
	Adesso SE	1,624	161
*,2	About You Holding SE	22,042	151
*,1	Thyssenkrupp Nucera AG & Co. KGaA	16,189	149
	Draegerwerk AG & Co. KGaA (XETR)	2,915	142
	STRATEC SE	3,864	141

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Northern Data AG	2,776	128
	Deutsche EuroShop AG	6,220	123
	Wuestenrot & Wuerttembergische AG	9,451	121
[2]	Verbio SE	11,739	112
*,2	SGL Carbon SE	24,080	94
	SMA Solar Technology AG	5,331	74
	Secunet Security Networks AG	527	69
*,2	BayWa AG	6,589	62
*	Pentixapharm Holding AG	7,527	23
			1,036,856
Greece (0.1%)
	National Bank of Greece SA	510,288	4,422
	Eurobank Ergasias Services & Holdings SA Class A	1,530,654	3,831
	Piraeus Financial Holdings SA	621,350	2,811
	Metlen Energy & Metals SA	68,162	2,450
	Alpha Services & Holdings SA	1,298,421	2,389
	JUMBO SA	75,738	2,046
	OPAP SA	111,934	1,920
	Public Power Corp. SA	129,040	1,760
	Titan Cement International SA	20,498	970
	Hellenic Telecommunications Organization SA ADR	117,615	865
	Motor Oil Hellas Corinth Refineries SA	31,154	688
	GEK TERNA SA	34,456	667
	Hellenic Telecommunications Organization SA	42,205	638
	Optima bank SA	44,015	611
	Terna Energy SA	28,979	601
	Piraeus Port Authority SA	15,812	490
	Athens International Airport SA	53,632	477
	HELLENiQ ENERGY Holdings SA	51,576	401
*	LAMDA Development SA	49,170	354
	Aegean Airlines SA	27,412	308
	Holding Co. ADMIE IPTO SA	98,417	273
	Cenergy Holdings SA	25,268	249
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	232
*	Intralot SA-Integrated Information Systems & Gaming Services	203,783	225
	Viohalco SA	35,271	219
*	Aktor SA Holding Co. Technical & Energy Projects	41,023	219
	Sarantis SA	15,818	187
	Intracom Holdings SA (Registered)	49,931	160
	Quest Holdings SA	22,944	150
	Athens Water Supply & Sewage Co. SA	17,663	112
	Fourlis Holdings SA	26,150	111
	Ellaktor SA	37,343	87
	Autohellas Tourist & Trading SA	6,052	69
	Ideal Holdings SA	7,133	45
*,3	FF Group	12,862	—
			31,037
Hong Kong (0.4%)
	AIA Group Ltd.	6,807,182	47,856
	Hong Kong Exchanges & Clearing Ltd.	745,224	29,168
	Techtronic Industries Co. Ltd.	897,500	12,071
	CLP Holdings Ltd.	1,082,580	9,001
	CK Hutchison Holdings Ltd.	1,686,891	8,495
	Sun Hung Kai Properties Ltd.	915,482	8,184
	BOC Hong Kong Holdings Ltd.	2,199,200	7,149
	Link REIT	1,637,888	6,767
	Lenovo Group Ltd.	4,990,000	6,018
	Galaxy Entertainment Group Ltd.	1,345,000	5,853
	Power Assets Holdings Ltd.	857,000	5,545
	Hang Seng Bank Ltd.	441,651	5,534
	Hong Kong & China Gas Co. Ltd.	7,168,365	5,504
	Jardine Matheson Holdings Ltd.	122,662	4,941
	CK Asset Holdings Ltd.	1,138,750	4,758
[1]	WH Group Ltd.	4,926,758	3,843
*	Sands China Ltd.	1,557,200	3,744
	Shenzhou International Group Holdings Ltd.	483,566	3,643
	Hongkong Land Holdings Ltd.	657,700	2,862
	MTR Corp. Ltd.	872,326	2,735
[1]	ESR Group Ltd.	1,719,589	2,647

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	CK Infrastructure Holdings Ltd.	379,500	2,584
	PRADA SpA	316,700	2,539
[1]	Samsonite International SA	820,496	2,390
	Wharf Real Estate Investment Co. Ltd.	939,600	2,338
	Henderson Land Development Co. Ltd.	799,896	2,219
	AAC Technologies Holdings Inc.	407,000	2,121
	Swire Pacific Ltd. Class A	231,642	2,012
	Sino Land Co. Ltd.	1,984,279	1,903
	SITC International Holdings Co. Ltd.	740,000	1,760
	ASMPT Ltd.	189,822	1,753
	PCCW Ltd.	2,466,112	1,434
	Wharf Holdings Ltd.	580,600	1,418
	Swire Properties Ltd.	575,380	1,136
	Xinyi Glass Holdings Ltd.	1,169,000	1,082
	Bank of East Asia Ltd.	810,672	1,026
	Yue Yuen Industrial Holdings Ltd.	472,500	1,007
	Orient Overseas International Ltd.	72,000	964
[1]	BOC Aviation Ltd.	121,900	919
	Chow Tai Fook Jewellery Group Ltd.	987,200	891
[1]	Budweiser Brewing Co. APAC Ltd.	940,900	861
*	HUTCHMED China Ltd.	307,000	826
	Stella International Holdings Ltd.	361,500	822
	United Laboratories International Holdings Ltd.	542,000	806
	Hang Lung Properties Ltd.	977,000	773
	Hang Lung Group Ltd.	581,000	770
	Swire Pacific Ltd. Class B	547,500	769
*	MMG Ltd.	2,114,163	696
	First Pacific Co. Ltd.	1,234,613	684
[2]	Cathay Pacific Airways Ltd.	502,090	678
	MGM China Holdings Ltd.	443,600	625
	VTech Holdings Ltd.	94,600	624
	Kerry Properties Ltd.	302,500	595
	Wynn Macau Ltd.	814,000	595
	Pacific Basin Shipping Ltd.	2,885,000	584
*	Cowell e Holdings Inc.	171,000	565
	Vitasoy International Holdings Ltd.	450,332	518
	Dah Sing Financial Holdings Ltd.	142,144	507
	CTF Services Ltd.	536,500	505
	Man Wah Holdings Ltd.	831,600	504
	Hysan Development Co. Ltd.	348,000	503
*	Vobile Group Ltd.	1,075,000	471
	DFI Retail Group Holdings Ltd. (Registered)	189,800	445
	Fortune REIT	833,923	428
*	SJM Holdings Ltd.	1,351,000	425
[2]	New World Development Co. Ltd.	738,306	396
	Shangri-La Asia Ltd.	577,519	376
	Luk Fook Holdings International Ltd.	203,415	374
	HKBN Ltd.	537,189	364
*,1	Everest Medicines Ltd.	59,500	309
	CGN Mining Co. Ltd.	1,535,000	303
	SmarTone Telecommunications Holdings Ltd.	577,252	302
	Johnson Electric Holdings Ltd.	226,750	301
*,1	FIT Hon Teng Ltd.	671,000	294
	Champion REIT	1,323,332	282
*	Super Hi International Holding Ltd.	117,900	282
*	Mongolian Mining Corp.	309,000	279
	Prosperity REIT	1,692,000	267
*	NagaCorp Ltd.	719,332	266
	IGG Inc.	504,000	262
*,1	CARsgen Therapeutics Holdings Ltd.	186,000	241
	CITIC Resources Holdings Ltd.	5,312,000	235
	Sunlight REIT	970,000	232
	China Travel International Investment Hong Kong Ltd.	1,772,000	230
*	Melco International Development Ltd.	399,000	222
	Nexteer Automotive Group Ltd.	459,000	213
[2]	United Energy Group Ltd.	4,402,000	210
	Jinchuan Group International Resources Co. Ltd.	2,965,000	199
*	Shun Tak Holdings Ltd.	2,350,000	185
	CITIC Telecom International Holdings Ltd.	649,500	183
	Cafe de Coral Holdings Ltd.	186,000	181

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	VSTECS Holdings Ltd.	272,000	165
[2]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	158
*	Realord Group Holdings Ltd.	166,000	152
	Truly International Holdings Ltd.	976,000	151
	Giordano International Ltd.	756,000	150
	Kerry Logistics Network Ltd.	165,500	139
*,2	Value Partners Group Ltd.	688,000	127
	Texhong International Group Ltd.	249,500	127
	Guotai Junan International Holdings Ltd.	860,000	126
*	Hong Kong Technology Venture Co. Ltd.	718,671	120
	Dah Sing Banking Group Ltd.	113,537	116
*,1	Fosun Tourism Group	120,400	115
	Chow Sang Sang Holdings International Ltd.	135,000	114
	Theme International Holdings Ltd.	2,250,000	114
	Sa Sa International Holdings Ltd.	1,295,995	110
	SUNeVision Holdings Ltd.	228,000	110
	Huabao International Holdings Ltd.	407,000	110
	K Wah International Holdings Ltd.	490,000	109
*	C-Mer Medical Holdings Ltd.	394,000	98
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	68
*	Television Broadcasts Ltd.	151,800	62
	LK Technology Holdings Ltd.	156,502	56
	Singamas Container Holdings Ltd.	548,000	50
*,1	IMAX China Holding Inc.	47,400	45
	Asia Cement China Holdings Corp.	142,500	43
*	Powerlong Real Estate Holdings Ltd.	660,000	39
	Far East Consortium International Ltd.	217,100	25
*	Envision Greenwise Holdings Ltd.	20,288	19
*	OCI International Holdings Ltd.	277,006	10
*,3	Convoy Inc.	3,102,000	—
*,3	Long Well International Holdings Ltd.	1,348,000	—
			243,209
Hungary (0.0%)
	OTP Bank Nyrt	148,378	9,180
	Richter Gedeon Nyrt	87,135	2,257
	MOL Hungarian Oil & Gas plc	275,556	2,013
	Magyar Telekom Telecommunications plc	209,897	739
	Opus Global Nyrt	199,955	275
			14,464
Iceland (0.0%)
[1]	Arion Banki HF	910,889	1,126
*	Alvotech SA	44,335	563
*	Kvika banki HF	3,643,468	541
	Islandsbanki HF	591,741	514
	Hagar HF	671,192	493
	Reitir fasteignafelag hf	560,810	448
	Festi HF	154,022	323
[3]	Marel HF	64,202	277
	Sjova-Almennar Tryggingar HF	604,301	222
	Vatryggingafelag Islands HF	1,478,358	213
	Olgerdin Egill Skallagrims HF	1,484,761	195
	Eimskipafelag Islands hf	60,545	191
	Hampidjan HF	239,744	187
*	Icelandair Group HF	10,559,372	104
	Siminn HF	884,912	87
*	Kaldalon Hf.	123,711	22
			5,506
India (2.1%)
	HDFC Bank Ltd.	3,503,170	68,569
	Reliance Industries Ltd.	3,307,149	48,128
	ICICI Bank Ltd.	2,840,896	40,882
	Infosys Ltd.	1,709,650	37,201
	Tata Consultancy Services Ltd.	644,544	30,499
	Bharti Airtel Ltd. (XNSE)	1,544,209	28,884
	Mahindra & Mahindra Ltd.	549,511	18,886
	Larsen & Toubro Ltd.	417,213	17,119
	Axis Bank Ltd.	1,423,443	16,128
	Bajaj Finance Ltd.	174,985	15,866
	Hindustan Unilever Ltd.	548,204	15,595

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Sun Pharmaceutical Industries Ltd.	677,069	13,604
	HCL Technologies Ltd.	652,506	12,949
[1]	Reliance Industries Ltd. GDR	215,065	12,598
	Kotak Mahindra Bank Ltd.	558,886	12,223
	Maruti Suzuki India Ltd.	86,013	12,186
	NTPC Ltd.	2,956,890	11,013
*	Zomato Ltd.	4,275,849	10,830
	Tata Motors Ltd.	1,311,779	10,796
	Titan Co. Ltd.	254,604	10,217
[2]	Infosys Ltd. ADR	453,806	9,961
	ITC Ltd.	1,866,385	9,616
	UltraTech Cement Ltd.	71,786	9,493
	Power Grid Corp. of India Ltd.	2,604,134	9,043
	Tata Steel Ltd.	5,259,026	8,127
	Trent Ltd.	114,562	7,572
	Bharat Electronics Ltd.	2,253,377	7,568
	Asian Paints Ltd.	279,237	7,398
	Tech Mahindra Ltd.	379,850	7,303
	Oil & Natural Gas Corp. Ltd.	2,361,493	7,120
	JSW Steel Ltd.	631,511	6,858
	Grasim Industries Ltd.	234,859	6,784
	Coal India Ltd.	1,414,435	6,437
	Nestle India Ltd.	224,165	5,980
	Hindalco Industries Ltd.	872,551	5,960
	Max Healthcare Institute Ltd.	470,398	5,743
*,1	InterGlobe Aviation Ltd.	115,365	5,729
	Adani Ports & Special Economic Zone Ltd.	453,349	5,727
	Cipla Ltd.	323,029	5,505
	Hindustan Aeronautics Ltd.	121,660	5,503
	Adani Enterprises Ltd.	199,967	5,259
	Eicher Motors Ltd.	87,863	5,257
*	Jio Financial Services Ltd.	1,892,188	5,256
	Divi's Laboratories Ltd.	81,100	5,218
	Shriram Finance Ltd.	826,105	5,168
	Dr. Reddy's Laboratories Ltd.	368,122	5,166
	Vedanta Ltd.	1,001,977	5,084
	State Bank of India GDR (Registered)	56,855	5,056
*	Suzlon Energy Ltd.	7,376,416	4,923
	State Bank of India	550,142	4,890
	Tata Consumer Products Ltd.	405,910	4,786
	Apollo Hospitals Enterprise Ltd.	60,314	4,730
	Bajaj Finserv Ltd.	232,197	4,636
	Varun Beverages Ltd.	746,379	4,613
[1]	HDFC Life Insurance Co. Ltd.	616,967	4,531
	Info Edge India Ltd.	50,024	4,442
	Power Finance Corp. Ltd.	913,630	4,430
	Indian Hotels Co. Ltd.	501,828	4,414
[1]	SBI Life Insurance Co. Ltd.	257,510	4,398
	Britannia Industries Ltd.	74,301	4,395
[2]	Wipro Ltd. ADR	1,187,604	4,358
*	Adani Power Ltd.	733,410	4,323
	Persistent Systems Ltd.	61,280	4,247
	Dixon Technologies India Ltd.	24,402	4,200
	Bajaj Auto Ltd.	40,597	4,136
	Hero MotoCorp Ltd.	82,110	4,100
	TVS Motor Co. Ltd.	144,524	4,089
	Tata Power Co. Ltd.	963,137	4,034
	REC Ltd.	779,198	4,020
*,1	Avenue Supermarts Ltd.	93,824	3,962
*	PB Fintech Ltd.	198,511	3,936
[1]	LTIMindtree Ltd.	57,377	3,898
	Siemens Ltd.	55,286	3,859
	Cholamandalam Investment & Finance Co. Ltd.	258,385	3,819
	Coforge Ltd.	39,732	3,768
	Bharat Petroleum Corp. Ltd. (XNSE)	1,242,534	3,728
	Indian Oil Corp. Ltd.	2,494,935	3,685
	Lupin Ltd.	149,694	3,586
	DLF Ltd.	408,988	3,500
	Gail India Ltd.	1,721,840	3,499
*	Indus Towers Ltd.	867,791	3,463

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Pidilite Industries Ltd.	98,307	3,255
[1]	ICICI Lombard General Insurance Co. Ltd.	148,405	3,177
	Ambuja Cements Ltd.	529,734	3,122
	United Spirits Ltd.	189,058	3,101
	Samvardhana Motherson International Ltd.	1,853,669	3,007
	Godrej Consumer Products Ltd.	228,988	2,955
	CG Power & Industrial Solutions Ltd.	390,134	2,846
	Cummins India Ltd.	83,459	2,797
[1]	HDFC Asset Management Co. Ltd.	62,629	2,790
	SRF Ltd.	85,621	2,769
*	Yes Bank Ltd.	12,391,148	2,739
	Colgate-Palmolive India Ltd.	82,986	2,699
	Havells India Ltd.	147,978	2,669
	Shree Cement Ltd.	8,182	2,618
	Marico Ltd.	328,108	2,536
	BSE Ltd.	41,237	2,511
	Tube Investments of India Ltd.	65,220	2,494
	Torrent Pharmaceuticals Ltd.	65,521	2,469
	MRF Ltd.	1,843	2,412
	Federal Bank Ltd.	1,113,884	2,397
	Hindustan Petroleum Corp. Ltd.	576,285	2,376
	Embassy Office Parks REIT	532,148	2,271
	Fortis Healthcare Ltd.	305,681	2,250
	APL Apollo Tubes Ltd.	129,242	2,246
	Sundaram Finance Ltd.	42,200	2,245
*	Adani Green Energy Ltd.	195,765	2,244
	Jindal Steel & Power Ltd.	244,942	2,225
	Mphasis Ltd.	67,211	2,211
	Aurobindo Pharma Ltd.	163,278	2,203
[1]	Macrotech Developers Ltd.	158,670	2,197
	Bharat Forge Ltd.	155,879	2,196
	Bajaj Holdings & Investment Ltd.	16,413	2,184
	UPL Ltd.	313,447	2,179
	Phoenix Mills Ltd.	114,672	2,167
	ABB India Ltd.	32,023	2,165
	PI Industries Ltd.	53,494	2,146
*	Adani Energy Solutions Ltd.	245,000	2,104
	Dabur India Ltd.	343,729	2,098
	Ashok Leyland Ltd.	831,130	2,071
	Indian Railway Catering & Tourism Corp. Ltd.	215,599	2,038
	Voltas Ltd.	139,657	2,026
	JSW Energy Ltd.	343,437	2,008
*	Godrej Properties Ltd.	75,109	2,007
	Polycab India Ltd.	28,633	1,988
	Torrent Power Ltd.	117,620	1,980
	Muthoot Finance Ltd.	75,729	1,970
*	Max Financial Services Ltd.	151,864	1,950
	Rail Vikas Nigam Ltd.	350,695	1,912
*	One 97 Communications Ltd.	214,846	1,909
[1]	Indian Railway Finance Corp. Ltd.	1,099,821	1,904
	Page Industries Ltd.	3,666	1,890
	Punjab National Bank	1,626,938	1,889
	Wipro Ltd.	513,429	1,839
	Supreme Industries Ltd.	39,809	1,817
	360 One Wam Ltd.	155,991	1,809
*	GMR Airports Ltd.	2,164,337	1,803
	Bharat Heavy Electricals Ltd.	753,850	1,799
	Bharti Airtel Ltd.	129,607	1,789
	Jubilant Foodworks Ltd.	221,030	1,789
	Alkem Laboratories Ltd.	30,509	1,781
	Zydus Lifesciences Ltd.	156,374	1,746
	Bosch Ltd.	5,243	1,736
	NHPC Ltd.	1,875,482	1,734
	Petronet LNG Ltd.	473,332	1,721
	KPIT Technologies Ltd.	106,347	1,721
	Solar Industries India Ltd.	14,621	1,713
	Balkrishna Industries Ltd.	53,144	1,696
	SBI Cards & Payment Services Ltd.	185,495	1,662
	Prestige Estates Projects Ltd.	105,630	1,651
	Blue Star Ltd.	78,760	1,646

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[1]	ICICI Prudential Life Insurance Co. Ltd.	231,548	1,643
	Container Corp. of India Ltd.	181,360	1,627
	Coromandel International Ltd.	78,055	1,627
*	IDFC First Bank Ltd.	2,234,772	1,625
*	Mankind Pharma Ltd.	57,933	1,622
	Crompton Greaves Consumer Electricals Ltd.	409,915	1,620
	Oil India Ltd.	333,731	1,613
*	FSN E-Commerce Ventures Ltd.	826,531	1,605
	GE Vernova T&D India Ltd.	77,615	1,592
[1]	Laurus Labs Ltd.	234,857	1,579
	Patanjali Foods Ltd.	74,291	1,558
	Glenmark Pharmaceuticals Ltd.	93,013	1,557
	Tata Elxsi Ltd.	21,240	1,549
	NMDC Ltd.	2,038,764	1,548
	KEI Industries Ltd.	33,362	1,544
[1]	AU Small Finance Bank Ltd.	218,571	1,510
	Bank of Baroda	614,816	1,508
*	Vodafone Idea Ltd.	14,512,974	1,508
	Oracle Financial Services Software Ltd.	14,222	1,489
[1]	Sona Blw Precision Forgings Ltd.	248,884	1,444
	Oberoi Realty Ltd.	69,252	1,443
	Jindal Stainless Ltd. (XNSE)	189,940	1,427
	Kalyan Jewellers India Ltd.	240,926	1,392
	Exide Industries Ltd.	320,290	1,380
	JK Cement Ltd.	24,553	1,367
	Ipca Laboratories Ltd.	79,184	1,316
	Steel Authority of India Ltd.	1,067,107	1,315
	LIC Housing Finance Ltd.	185,833	1,278
	Tata Communications Ltd.	66,520	1,250
	Nexus Select Trust	781,114	1,250
	Union Bank of India Ltd.	942,948	1,249
	Adani Total Gas Ltd.	168,698	1,246
	Brigade Enterprises Ltd.	92,401	1,242
	Astral Ltd. (XNSE)	71,322	1,239
	Radico Khaitan Ltd.	49,351	1,239
	National Aluminium Co. Ltd.	530,805	1,232
*	Delhivery Ltd.	329,124	1,215
*	Five-Star Business Finance Ltd.	131,452	1,194
	Thermax Ltd.	26,734	1,190
	Hindustan Zinc Ltd.	226,523	1,173
	Tata Chemicals Ltd.	103,115	1,170
	Deepak Nitrite Ltd.	43,286	1,159
	Computer Age Management Services Ltd.	27,673	1,145
	UNO Minda Ltd.	104,975	1,142
	ACC Ltd.	49,382	1,140
	IRB Infrastructure Developers Ltd.	1,732,025	1,139
	Mahindra & Mahindra Financial Services Ltd.	347,070	1,138
	Biocon Ltd.	270,592	1,129
	Canara Bank	1,050,540	1,124
	United Breweries Ltd.	45,340	1,121
[1]	Aster DM Healthcare Ltd.	197,411	1,117
	Apollo Tyres Ltd.	215,699	1,084
*,1	Krishna Institute of Medical Sciences Ltd.	153,430	1,076
	Mazagon Dock Shipbuilders Ltd.	37,444	1,073
	Dalmia Bharat Ltd.	49,815	1,070
	Cholamandalam Financial Holdings Ltd.	60,518	1,058
	Indian Bank	161,857	1,035
[1]	Syngene International Ltd.	119,737	1,030
	Navin Fluorine International Ltd.	21,400	1,023
[1]	General Insurance Corp. of India	216,545	1,023
	Multi Commodity Exchange of India Ltd.	15,376	1,013
*	Aditya Birla Capital Ltd.	488,490	1,008
	Bharat Dynamics Ltd.	67,201	1,008
	Indraprastha Gas Ltd.	433,850	1,006
[1]	L&T Technology Services Ltd.	16,031	1,003
	Gujarat Fluorochemicals Ltd.	24,328	1,002
	Central Depository Services India Ltd.	66,412	999
	Motherson Sumi Wiring India Ltd.	1,547,657	999
	Schaeffler India Ltd.	25,170	993
	Lloyds Metals & Energy Ltd.	69,401	989

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	AIA Engineering Ltd.	23,200	985
	Amara Raja Energy & Mobility Ltd.	79,658	947
	Carborundum Universal Ltd.	68,907	942
*	Kaynes Technology India Ltd.	16,958	934
	Hitachi Energy India Ltd.	6,293	928
	Natco Pharma Ltd.	68,640	927
	Redington Ltd.	389,447	925
	Angel One Ltd.	34,271	923
	Tata Technologies Ltd.	101,646	921
[1]	Bandhan Bank Ltd.	528,197	919
	Linde India Ltd.	12,703	915
*	Indian Renewable Energy Development Agency Ltd.	394,299	914
*	Suven Pharmaceuticals Ltd.	74,665	907
	KEC International Ltd.	92,787	897
*	Amber Enterprises India Ltd.	11,943	892
	Berger Paints India Ltd.	163,785	891
*	Aditya Birla Fashion & Retail Ltd.	282,736	890
	Piramal Pharma Ltd.	329,458	883
	Sammaan Capital Ltd.	544,530	880
	Cyient Ltd.	52,414	876
	Concord Biotech Ltd.	35,190	873
	Bharti Hexacom Ltd.	56,015	871
	Apar Industries Ltd.	10,059	869
	Escorts Kubota Ltd.	20,386	851
	Emami Ltd.	125,311	851
	Neuland Laboratories Ltd.	5,162	838
	Himadri Speciality Chemical Ltd.	146,429	832
	Ajanta Pharma Ltd.	26,717	829
	JB Chemicals & Pharmaceuticals Ltd.	40,794	829
	L&T Finance Ltd.	495,344	828
*	IIFL Finance Ltd.	200,640	822
	Aditya Birla Real Estate Ltd.	32,386	803
*	Reliance Power Ltd.	1,738,160	801
*	Star Health & Allied Insurance Co. Ltd.	158,423	791
	Elgi Equipments Ltd.	126,598	788
	Firstsource Solutions Ltd.	204,149	785
*,1	PNB Housing Finance Ltd. (XNSE)	77,429	782
*	Global Health Ltd.	65,233	781
	Piramal Enterprises Ltd.	66,094	777
*	Inox Wind Ltd.	402,487	776
	Housing & Urban Development Corp. Ltd.	294,320	776
[1]	Cochin Shipyard Ltd.	42,991	755
	NBCC India Ltd.	656,497	751
	Manappuram Finance Ltd.	331,021	746
	City Union Bank Ltd.	372,701	744
	Ramco Cements Ltd.	69,931	738
	Sundram Fasteners Ltd.	61,310	738
	Atul Ltd.	10,044	728
	Gujarat State Petronet Ltd.	182,854	727
	Bank of Maharashtra	1,233,433	726
	Zensar Technologies Ltd.	71,738	717
	Narayana Hrudayalaya Ltd.	44,644	713
*	Equinox India Developments Ltd.	425,000	711
	Kalpataru Projects International Ltd.	58,342	711
*	Wockhardt Ltd.	43,603	710
	Bank of India	545,811	705
[1]	Dr Lal PathLabs Ltd.	21,318	701
	NCC Ltd.	239,084	692
*	PVR Inox Ltd.	54,816	687
	Gujarat Gas Ltd.	122,589	686
*	Adani Wilmar Ltd.	221,428	678
*	Aavas Financiers Ltd.	34,352	677
*	EID Parry India Ltd.	70,619	666
	Welspun Corp. Ltd.	77,864	665
[1]	Nippon Life India Asset Management Ltd.	98,912	664
	Sonata Software Ltd.	108,866	663
	SKF India Ltd.	14,198	661
	Great Eastern Shipping Co. Ltd.	58,258	659
	Aegis Logistics Ltd.	80,873	652
	PG Electroplast Ltd.	72,305	649

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Motilal Oswal Financial Services Ltd.	88,564	648
	CESC Ltd.	394,390	648
	Grindwell Norton Ltd.	29,168	648
	EIH Ltd.	149,751	638
	CRISIL Ltd.	10,042	630
	Karur Vysya Bank Ltd.	228,490	626
	Aarti Industries Ltd.	122,095	625
	Timken India Ltd.	18,821	619
*	Affle India Ltd.	35,569	616
	Granules India Ltd.	95,895	615
*,1	Lemon Tree Hotels Ltd.	391,721	613
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	46,914	613
*	Jaiprakash Power Ventures Ltd.	3,260,206	612
	Honeywell Automation India Ltd.	1,309	610
*	Reliance Infrastructure Ltd.	209,841	604
*	PTC Industries Ltd.	3,676	602
	Mahanagar Gas Ltd.	37,727	599
	Birlasoft Ltd.	97,428	598
	Poly Medicure Ltd.	22,193	596
*	Go Digit General Insurance Ltd.	173,100	594
	3M India Ltd.	1,726	593
	Castrol India Ltd.	290,502	591
	HFCL Ltd.	524,693	591
	Bata India Ltd.	39,350	587
	Chambal Fertilisers & Chemicals Ltd.	101,353	587
*	Poonawalla Fincorp Ltd.	163,538	584
	Triveni Turbine Ltd.	75,940	584
	Minda Corp. Ltd.	88,740	582
	LMW Ltd.	3,214	580
	Intellect Design Arena Ltd.	62,018	578
	Zee Entertainment Enterprises Ltd.	475,074	576
	Ratnamani Metals & Tubes Ltd.	17,242	568
	Kirloskar Oil Engines Ltd.	54,280	564
	UTI Asset Management Co. Ltd.	46,881	561
	Kajaria Ceramics Ltd.	48,902	558
	Zen Technologies Ltd.	27,926	558
*	Godrej Industries Ltd.	54,281	557
	Praj Industries Ltd.	76,620	556
	Anant Raj Ltd.	80,558	553
	Ramkrishna Forgings Ltd.	60,770	548
	Swan Energy Ltd.	85,770	543
	Finolex Cables Ltd.	46,951	541
[1]	Indian Energy Exchange Ltd.	269,891	541
	Titagarh Rail System Ltd.	46,065	538
	Tata Investment Corp. Ltd.	7,765	538
	BEML Ltd.	12,006	530
	NLC India Ltd.	207,351	528
*,1	Eris Lifesciences Ltd.	37,223	527
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	522
	DCM Shriram Ltd.	38,811	522
[1]	RBL Bank Ltd.	273,031	516
[1]	Mindspace Business Parks REIT	119,626	516
	Kfin Technologies Ltd.	41,150	515
	GHCL Ltd.	59,253	499
	Jubilant Pharmova Ltd.	44,430	498
	Sumitomo Chemical India Ltd.	84,403	497
	Jubilant Ingrevia Ltd.	61,540	493
[1]	Ujjivan Small Finance Bank Ltd.	1,193,071	493
*	Devyani International Ltd.	254,261	492
	HBL Engineering Ltd.	71,591	491
	Newgen Software Technologies Ltd.	40,735	490
	KPR Mill Ltd.	45,181	484
	ITD Cementation India Ltd.	77,776	483
	Gillette India Ltd.	4,859	482
	SJVN Ltd.	430,727	481
	Anand Rathi Wealth Ltd.	11,262	475
	Ceat Ltd.	14,384	473
	Sobha Ltd. (XNSE)	30,737	469
	Asahi India Glass Ltd.	60,078	468
*,1	Tejas Networks Ltd.	44,480	468

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Edelweiss Financial Services Ltd.	370,357	466
	ZF Commercial Vehicle Control Systems India Ltd.	3,669	466
	Data Patterns India Ltd.	18,379	466
	Whirlpool of India Ltd.	35,447	465
	JSW Infrastructure Ltd.	147,282	464
[1]	PowerGrid Infrastructure Investment Trust	484,992	457
	Usha Martin Ltd.	115,701	455
	BASF India Ltd.	8,538	454
	LT Foods Ltd.	100,860	452
	Jindal Saw Ltd.	156,942	452
	Bombay Burmah Trading Co.	18,422	449
*	Medplus Health Services Ltd.	53,824	449
*	Gokaldas Exports Ltd.	41,131	448
	eClerx Services Ltd.	12,586	443
[1]	IndiaMart InterMesh Ltd.	18,644	443
	Godfrey Phillips India Ltd.	8,534	443
	Can Fin Homes Ltd.	57,436	441
	CreditAccess Grameen Ltd.	35,480	441
	Balrampur Chini Mills Ltd.	77,901	437
*	India Cements Ltd.	143,258	436
	JBM Auto Ltd.	47,218	435
	Bayer CropScience Ltd.	7,372	434
	Hindustan Copper Ltd.	156,415	429
	Marksans Pharma Ltd.	154,065	427
*	Onesource Speciality Pharma Ltd.	23,381	427
	CMS Info Systems Ltd.	84,849	423
	Jupiter Life Line Hospitals Ltd.	22,591	423
*	VA Tech Wabag Ltd.	26,739	422
	Nuvama Wealth Management Ltd.	6,534	421
	Vedant Fashions Ltd.	38,647	415
	Nava Ltd.	81,824	415
	Vinati Organics Ltd.	21,487	414
[1]	Endurance Technologies Ltd.	17,985	412
	Sun TV Network Ltd.	57,602	410
*	Chalet Hotels Ltd.	46,053	409
	Aptus Value Housing Finance India Ltd.	116,689	407
	Rainbow Children's Medicare Ltd.	24,769	407
	Mastek Ltd.	13,582	405
	CCL Products India Ltd.	56,428	404
	Finolex Industries Ltd.	169,019	399
	Genus Power Infrastructures Ltd.	104,933	392
[1]	ICICI Securities Ltd.	40,951	391
	Astra Microwave Products Ltd.	45,744	391
	Jyothy Labs Ltd.	85,006	390
[1]	IRCON International Ltd.	150,234	382
	Arvind Ltd.	97,613	379
	IIFL Capital Services Ltd.	127,582	371
	Shyam Metalics & Energy Ltd.	42,257	371
	Strides Pharma Science Ltd.	46,763	370
	CIE Automotive India Ltd.	69,191	370
	Safari Industries India Ltd.	13,246	367
*	Network18 Media & Investments Ltd.	605,316	367
	Olectra Greentech Ltd.	21,742	366
[1]	Quess Corp. Ltd.	53,096	364
	Blue Dart Express Ltd.	4,807	364
	BLS International Services Ltd.	72,612	364
	Techno Electric & Engineering Co. Ltd.	29,014	359
*	Hindustan Construction Co. Ltd.	965,189	355
*	SignatureGlobal India Ltd.	25,529	355
*	ITC Hotels Ltd.	188,929	355
*	Westlife Foodworld Ltd.	42,368	354
	Action Construction Equipment Ltd.	23,855	353
	EPL Ltd.	133,127	349
	Voltamp Transformers Ltd.	3,630	349
	Century Plyboards India Ltd.	37,259	345
	Craftsman Automation Ltd.	7,135	343
*	Sapphire Foods India Ltd.	103,005	343
	IDBI Bank Ltd.	366,011	341
*	TVS Supply Chain Solutions Ltd.	206,911	340
	V-Guard Industries Ltd.	80,619	339

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Raymond Ltd.	19,219	334
	Elecon Engineering Co. Ltd.	54,502	334
	Aditya Birla Sun Life Asset Management Co. Ltd.	42,523	334
	Jupiter Wagons Ltd.	72,009	331
	Garden Reach Shipbuilders & Engineers Ltd.	17,613	328
	Kansai Nerolac Paints Ltd.	121,828	327
*	NMDC Steel Ltd.	674,943	327
	ION Exchange India Ltd.	48,802	327
*	Jai Balaji Industries Ltd.	210,585	327
	AstraZeneca Pharma India Ltd.	3,876	323
*	Honasa Consumer Ltd.	126,975	322
[1]	Home First Finance Co. India Ltd.	28,124	322
*	Chemplast Sanmar Ltd.	58,316	319
	TVS Holdings Ltd.	2,947	318
	Vardhman Textiles Ltd.	60,171	316
	Infibeam Avenues Ltd. (XNSE)	1,207,451	315
	Sanofi India Ltd.	4,933	314
[1]	Equitas Small Finance Bank Ltd.	407,119	311
	Capri Global Capital Ltd.	150,232	308
*	Nazara Technologies Ltd.	28,380	307
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	306
	NIIT Learning Systems Ltd.	56,349	306
	Kirloskar Pneumatic Co. Ltd.	23,464	306
*	Shree Renuka Sugars Ltd.	702,285	305
[1]	Sansera Engineering Ltd.	20,991	305
	Godawari Power & Ispat Ltd.	147,400	305
	Electrosteel Castings Ltd.	205,511	303
*	Nuvoco Vistas Corp. Ltd.	74,717	301
	JK Lakshmi Cement Ltd.	32,258	299
	Garware Technical Fibres Ltd.	31,580	299
	Mrs Bectors Food Specialities Ltd.	17,314	294
	RR Kabel Ltd.	20,803	293
	HEG Ltd.	64,425	293
	Care Ratings Ltd.	20,479	292
	Supreme Petrochem Ltd.	41,282	291
	Fine Organic Industries Ltd.	5,648	290
	Engineers India Ltd.	147,079	289
	Cera Sanitaryware Ltd.	3,753	289
	Bikaji Foods International Ltd.	36,159	287
	Pfizer Ltd.	5,418	283
	JM Financial Ltd.	223,256	282
*	Schneider Electric Infrastructure Ltd.	35,880	282
	Texmaco Rail & Engineering Ltd.	125,174	282
*,1	Metropolis Healthcare Ltd.	13,609	281
	Relaxo Footwears Ltd.	44,286	281
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	281
*	Alok Industries Ltd.	1,300,808	280
*	Rategain Travel Technologies Ltd.	34,272	275
	Metro Brands Ltd.	20,079	274
	AurionPro Solutions Ltd.	15,938	274
	Clean Science & Technology Ltd.	16,468	272
	Procter & Gamble Health Ltd.	4,346	270
	Alembic Pharmaceuticals Ltd.	25,190	267
*	Sanofi Consumer Healthcare India Ltd.	4,933	267
*	IFCI Ltd.	409,822	264
*	Restaurant Brands Asia Ltd.	315,551	264
*	Raymond Lifestyle Ltd.	15,375	262
	KNR Constructions Ltd.	76,589	261
	JK Tyre & Industries Ltd.	71,530	261
	Vesuvius India Ltd.	5,296	261
	Tamilnad Mercantile Bank Ltd.	51,470	260
*	Sterling & Wilson Renewable	68,064	259
	Welspun India Ltd.	163,043	258
	Akzo Nobel India Ltd.	5,907	258
	Chennai Petroleum Corp. Ltd.	41,434	258
	Zydus Wellness Ltd.	12,043	255
	KRBL Ltd.	79,882	254
	Gujarat Pipavav Port Ltd.	144,949	253
	Happiest Minds Technologies Ltd.	31,684	251
	Kaveri Seed Co. Ltd.	23,873	249

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[1]	New India Assurance Co. Ltd.	118,334	247
	Jammu & Kashmir Bank Ltd.	216,079	247
	Railtel Corp. of India Ltd.	52,839	247
	Syrma SGS Technology Ltd.	40,235	246
*	Sterlite Technologies Ltd.	194,762	243
	RITES Ltd.	80,897	243
	Trident Ltd.	679,166	242
*	Just Dial Ltd.	23,479	241
	Arvind Fashions Ltd.	43,446	241
	Avanti Feeds Ltd.	29,194	238
	Tanla Platforms Ltd.	37,034	235
	South Indian Bank Ltd.	787,710	234
	Balaji Amines Ltd.	11,748	233
	Sudarshan Chemical Industries Ltd.	20,049	231
	Route Mobile Ltd.	16,654	230
*	Tata Teleservices Maharashtra Ltd.	277,414	229
	GMM Pfaudler Ltd.	16,739	229
	Rain Industries Ltd.	136,140	227
	DCB Bank Ltd.	163,334	224
*	Central Bank of India Ltd.	373,305	223
	VIP Industries Ltd.	51,550	221
*	Borosil Renewables Ltd.	36,359	221
	PNC Infratech Ltd.	59,998	220
	Karnataka Bank Ltd.	98,208	216
*	Sheela Foam Ltd.	20,446	216
	Suprajit Engineering Ltd.	45,808	214
*	Dhani Services Ltd.	238,903	213
	Archean Chemical Industries Ltd.	31,677	213
[1]	Godrej Agrovet Ltd.	25,053	211
*	RattanIndia Power Ltd.	1,646,457	210
	Rallis India Ltd.	74,494	206
	Rhi Magnesita India Ltd.	37,741	206
	KSB Ltd.	25,540	206
[1]	KPI Green Energy Ltd.	48,810	205
	NOCIL Ltd.	76,124	204
	Cello World Ltd.	26,752	201
*	V-Mart Retail Ltd.	5,403	200
	PTC India Ltd.	121,115	200
	Graphite India Ltd.	36,497	200
*	TeamLease Services Ltd.	6,983	196
	Polyplex Corp. Ltd.	14,964	195
	Shipping Corp. of India Ltd.	87,101	195
	Saregama India Ltd.	35,469	194
	Mahindra Lifespace Developers Ltd.	39,289	189
*	MTAR Technologies Ltd.	10,067	188
	TTK Prestige Ltd.	22,000	187
	Maharashtra Seamless Ltd.	26,258	187
[1]	IRB InvIT Fund	279,757	186
	Bajaj Electricals Ltd.	22,908	185
	Paisalo Digital Ltd.	370,757	185
*	Rajesh Exports Ltd.	83,961	181
	Thomas Cook India Ltd.	100,656	180
	Orient Electric Ltd.	70,738	179
	Birla Corp. Ltd.	12,063	162
*	G R Infraprojects Ltd.	10,872	160
	JK Paper Ltd.	35,100	149
	Gateway Distriparks Ltd.	168,614	148
	Mangalore Refinery & Petrochemicals Ltd.	97,251	145
	Galaxy Surfactants Ltd.	4,894	135
*	Campus Activewear Ltd.	41,160	129
[1]	Dilip Buildcon Ltd.	24,359	122
*,3	Brightcom Group Ltd.	961,390	114
	Alkyl Amines Chemicals Ltd.	5,678	111
	Symphony Ltd.	6,918	99
	Bajaj Consumer Care Ltd.	41,473	90
	Allcargo Logistics Ltd.	177,663	86
	Vaibhav Global Ltd.	25,010	79
	NIIT Ltd.	40,043	69
	Vakrangee Ltd.	236,119	65
*	Sun Pharma Advanced Research Co. Ltd.	32,065	59

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Transformers & Rectifiers India Ltd.	4,070	42
*	GMR Power & Urban Infra Ltd.	22,876	28
	Sarda Energy & Minerals Ltd.	4,937	27
*	Shilpa Medicare Ltd.	2,665	22
	Orient Cement Ltd.	4,826	19
	Anup Engineering Ltd.	448	15
*	Max Estates Ltd.	1,465	9
*	Websol Energy System Ltd.	614	9
	Garware Hi-Tech Films Ltd.	124	5
			1,166,297
Indonesia (0.2%)
	Bank Central Asia Tbk PT	34,403,020	19,874
	Bank Rakyat Indonesia Persero Tbk PT	44,408,342	11,467
	Bank Mandiri Persero Tbk PT	27,745,364	10,194
	Telkom Indonesia Persero Tbk PT	29,856,940	4,808
	Astra International Tbk PT	12,555,030	3,689
*	Amman Mineral Internasional PT	7,700,600	3,548
*	GoTo Gojek Tokopedia Tbk PT	633,729,900	3,139
	Bank Negara Indonesia Persero Tbk PT	9,409,560	2,738
	Sumber Alfaria Trijaya Tbk PT	11,386,900	2,005
*	Bumi Resources Minerals Tbk PT	66,721,482	1,561
	Charoen Pokphand Indonesia Tbk PT	4,620,000	1,323
	United Tractors Tbk PT	853,760	1,303
	Indofood Sukses Makmur Tbk PT	2,617,800	1,260
*	Merdeka Copper Gold Tbk PT	10,711,400	1,022
	Alamtri Resources Indonesia Tbk PT	6,972,400	996
	Indofood CBP Sukses Makmur Tbk PT	1,391,300	981
	Kalbe Farma Tbk PT	11,495,200	891
*	Petrindo Jaya Kreasi Tbk PT	1,001,600	886
	Barito Pacific Tbk PT	15,410,777	866
	Perusahaan Gas Negara Persero Tbk PT	6,351,200	622
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,471,600	608
	Japfa Comfeed Indonesia Tbk PT	4,297,000	525
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	520
	Indosat Tbk PT	3,501,600	495
	Elang Mahkota Teknologi Tbk PT	14,286,300	494
	Siloam International Hospitals Tbk PT	2,576,600	482
*	Bumi Resources Tbk PT	65,923,465	476
	Dayamitra Telekomunikasi PT	11,275,900	443
	Bank Syariah Indonesia Tbk PT	2,461,181	440
*	Bank Jago Tbk PT	3,083,500	424
	Aneka Tambang Tbk	4,856,300	413
	Sarana Menara Nusantara Tbk PT	10,600,800	412
	Tower Bersama Infrastructure Tbk PT	2,882,359	366
	Unilever Indonesia Tbk PT	3,601,300	359
	Semen Indonesia Persero Tbk PT	2,056,694	354
	Pakuwon Jati Tbk PT	14,553,500	352
	Indo Tambangraya Megah Tbk PT	221,200	351
	Map Aktif Adiperkasa PT	5,841,700	351
	Mayora Indah Tbk PT	2,290,500	344
*	Bumi Serpong Damai Tbk PT	5,776,200	336
	XL Axiata Tbk PT	2,360,946	328
	Medco Energi Internasional Tbk PT	4,933,581	325
*	Panin Financial Tbk PT	12,408,800	321
	Bukit Asam Tbk PT	1,937,900	320
	Indocement Tunggal Prakarsa Tbk PT	871,700	314
	Ciputra Development Tbk PT	4,964,830	299
	Jasa Marga Persero Tbk PT	1,144,417	297
	Mitra Adiperkasa Tbk PT	3,656,000	288
	AKR Corporindo Tbk PT	4,222,200	287
	ESSA Industries Indonesia Tbk PT	5,478,700	285
	Cisarua Mountain Dairy Tbk PT	925,800	279
	Summarecon Agung Tbk PT	9,447,166	267
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	262
*	Adaro Minerals Indonesia Tbk PT	4,050,900	250
*	Bukalapak.com PT Tbk	33,476,000	241
*	Bank Pan Indonesia Tbk PT	2,092,200	235
	Avia Avian Tbk PT	9,290,900	233
*	Gudang Garam Tbk PT	330,600	228

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	BFI Finance Indonesia Tbk PT	4,032,300	218
*	Vale Indonesia Tbk PT	1,180,144	217
	Bank Tabungan Negara Persero Tbk PT	3,224,980	206
	Matahari Department Store Tbk PT	2,042,500	200
	Trimegah Bangun Persada Tbk PT	4,237,600	183
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	176
	Surya Citra Media Tbk PT	11,298,100	125
*,3	Waskita Karya Persero Tbk PT	9,251,808	115
	Bank BTPN Syariah Tbk PT	1,919,700	109
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	109
*	Lippo Karawaci Tbk PT	19,524,292	109
*	Media Nusantara Citra Tbk PT	6,116,100	105
*	Global Mediacom Tbk PT	8,690,900	97
*	Timah Tbk PT	1,493,300	92
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	70
	Astra Agro Lestari Tbk PT	170,855	62
*	MNC Digital Entertainment Tbk PT	1,432,886	61
*	Bank Neo Commerce Tbk PT	4,158,400	53
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	46
	Bank Danamon Indonesia Tbk PT	189,500	30
	MD Entertainment Tbk PT	91,869	22
			89,182
Ireland (0.1%)
	Kerry Group plc Class A	94,012	9,654
	AIB Group plc	1,218,149	7,163
	Kingspan Group plc	98,343	6,822
	Bank of Ireland Group plc	622,964	6,190
	Glanbia plc (XDUB)	111,498	1,629
	Dalata Hotel Group plc	120,798	591
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			32,049
Israel (0.2%)
*	Teva Pharmaceutical Industries Ltd.	704,902	12,409
	Bank Leumi Le-Israel BM	942,910	11,800
	Bank Hapoalim BM	874,384	11,217
*	Nice Ltd.	39,761	6,646
	Israel Discount Bank Ltd. Class A	772,163	5,646
	Elbit Systems Ltd.	15,479	4,681
	Mizrahi Tefahot Bank Ltd.	94,370	4,492
*	Nova Ltd.	17,661	4,243
*	Tower Semiconductor Ltd.	66,458	3,116
	ICL Group Ltd.	460,277	2,737
	Phoenix Financial Ltd.	140,548	2,374
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,296,802	2,058
	First International Bank of Israel Ltd.	36,940	1,961
	Azrieli Group Ltd.	22,234	1,842
*	Big Shopping Centers Ltd.	10,525	1,644
	Shufersal Ltd.	148,318	1,537
	Melisron Ltd.	15,686	1,484
	Camtek Ltd.	16,593	1,464
	Paz Retail & Energy Ltd.	7,844	1,131
	Alony Hetz Properties & Investments Ltd.	116,065	1,046
*	Enlight Renewable Energy Ltd.	64,635	1,045
	Mivne Real Estate KD Ltd.	339,594	1,018
	Israel Corp. Ltd.	3,441	1,009
	Clal Insurance Enterprises Holdings Ltd.	36,645	959
	Harel Insurance Investments & Financial Services Ltd.	57,896	918
*	OPC Energy Ltd.	99,637	855
	Electra Ltd.	1,482	833
	Reit 1 Ltd.	145,927	777
	Hilan Ltd.	12,014	753
	Amot Investments Ltd.	126,574	740
*	Shapir Engineering & Industry Ltd.	91,917	682
	Delek Group Ltd.	4,481	654
*	Airport City Ltd.	37,952	641
	One Software Technologies Ltd.	35,181	639
	Tel Aviv Stock Exchange Ltd.	55,680	631
*	Bet Shemesh Engines Holdings 1997 Ltd.	5,313	619
*	Shikun & Binui Ltd.	177,799	589

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Strauss Group Ltd.	27,341	553
	Migdal Insurance & Financial Holdings Ltd.	263,851	542
	Next Vision Stabilized Systems Ltd.	28,778	534
	FIBI Holdings Ltd.	9,088	514
*	Partner Communications Co. Ltd.	72,295	505
*	Equital Ltd.	12,512	503
	Kenon Holdings Ltd.	16,357	501
	Formula Systems 1985 Ltd.	5,169	476
*	Fattal Holdings 1998 Ltd.	3,383	473
	Menora Mivtachim Holdings Ltd.	9,950	462
	Energix-Renewable Energies Ltd.	140,935	459
	Sapiens International Corp. NV	16,420	443
	Israel Canada T.R Ltd.	100,438	441
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	429
	Isracard Ltd.	92,515	426
	Matrix IT Ltd.	17,238	424
	YH Dimri Construction & Development Ltd.	4,239	420
	Fox Wizel Ltd.	4,705	389
	Oil Refineries Ltd.	1,298,336	383
	Gav-Yam Lands Corp. Ltd.	43,838	376
	Danel Adir Yeoshua Ltd.	3,008	349
*	Ashtrom Group Ltd.	20,230	349
	Mega Or Holdings Ltd.	10,570	345
*	Cellcom Israel Ltd.	51,535	339
	Summit Real Estate Holdings Ltd.	20,728	335
	Delta Galil Ltd.	5,243	297
	Sella Capital Real Estate Ltd.	112,637	296
*	OY Nofar Energy Ltd.	11,945	294
*	Priortech Ltd.	5,204	262
*	Delek Automotive Systems Ltd.	26,913	235
*	Perion Network Ltd.	25,241	223
	Elco Ltd.	4,366	196
	G City Ltd.	45,132	169
*	AFI Properties Ltd.	3,054	152
	AudioCodes Ltd.	13,457	138
*	Kamada Ltd.	16,362	111
	IDI Insurance Co. Ltd.	2,463	102
	Aura Investments Ltd.	5,586	37
			110,372
Italy (0.6%)
	UniCredit SpA	976,083	44,825
	Intesa Sanpaolo SpA	9,868,498	42,714
	Enel SpA	4,840,343	34,404
	Ferrari NV	72,796	31,232
	Generali	772,585	24,463
	Eni SpA	1,344,240	18,925
	Stellantis NV	1,294,979	17,290
	Prysmian SpA	181,812	12,647
	Moncler SpA	144,599	9,154
	Banco BPM SpA	947,426	8,328
	Leonardo SpA	255,774	7,991
	FinecoBank Banca Fineco SpA	394,828	7,496
	Terna - Rete Elettrica Nazionale	878,394	7,246
	Snam SpA	1,407,629	6,510
	Mediobanca Banca di Credito Finanziario SpA	346,138	5,658
	BPER Banca SpA	654,372	4,458
[1]	Poste Italiane SpA	281,574	4,273
[2]	Banca Monte dei Paschi di Siena SpA	619,241	3,968
	Tenaris SA	186,135	3,518
	Recordati Industria Chimica e Farmaceutica SpA	57,804	3,512
	Unipol Assicurazioni SpA	254,480	3,448
	Brunello Cucinelli SpA	20,285	2,608
*,1	Nexi SpA	485,972	2,468
	Reply SpA	14,467	2,385
	Interpump Group SpA	48,125	2,270
[1]	Infrastrutture Wireless Italiane SpA	207,133	2,154
	A2A SpA	899,938	2,125
	Hera SpA	574,854	2,102
	Buzzi SpA	50,592	2,072

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Amplifon SpA	77,099	2,060
	Banca Popolare di Sondrio SpA	218,109	2,014
*	Saipem SpA	824,754	2,013
	Banca Mediolanum SpA	137,953	1,852
	Italgas SpA	293,298	1,752
	Davide Campari-Milano NV	299,687	1,729
*	Telecom Italia SpA (MTAA)	6,279,446	1,724
[1]	Pirelli & C SpA	262,262	1,578
	Tenaris SA ADR	41,830	1,576
	Banca Generali SpA	31,446	1,575
	Azimut Holding SpA	59,884	1,566
	De' Longhi SpA	41,689	1,466
	Lottomatica Group SpA	91,937	1,407
	Iveco Group NV	114,795	1,397
	DiaSorin SpA	12,940	1,386
	Brembo NV	92,593	901
[1]	BFF Bank SpA	104,952	900
	Iren SpA	407,360	882
[1]	Technogym SpA	75,176	874
	SOL SpA	21,228	862
	Maire SpA	87,046	857
	Webuild SpA (MTAA)	262,151	798
[1]	Anima Holding SpA	108,107	742
	ERG SpA	32,477	658
*	Technoprobe SpA	94,541	595
[1]	Enav SpA	156,225	559
[1]	Carel Industries SpA	27,743	553
	Tamburi Investment Partners SpA	62,453	548
	ACEA SpA	27,865	533
	Credito Emiliano SpA	42,857	503
	MFE-MediaForEurope NV Class A	154,765	503
	Intercos SpA	30,207	447
[1]	RAI Way SpA	63,457	378
*	Fincantieri SpA	48,370	376
	Moltiply Group SpA	8,773	352
	El.En. SpA	29,464	332
	Cementir Holding NV	26,273	319
	Salvatore Ferragamo SpA	38,396	306
	Sesa SpA	4,305	304
	Sanlorenzo SpA	8,234	304
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	296
	Banca IFIS SpA	13,418	294
*,2	Juventus Football Club SpA	90,263	230
	Italmobiliare SpA	7,863	219
	Ariston Holding NV	56,751	203
	Piaggio & C SpA	90,492	202
*,1	GVS SpA	39,763	202
	Arnoldo Mondadori Editore SpA	74,965	171
	Zignago Vetro SpA	13,478	146
	MARR SpA	13,886	145
	MFE-MediaForEurope NV Class B	20,801	92
	Alerion Cleanpower SpA	5,494	87
	Tinexta SpA	7,571	64
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	36
			362,112
Japan (5.5%)
	Toyota Motor Corp.	7,201,340	136,606
	Mitsubishi UFJ Financial Group Inc.	7,053,460	89,201
	Sony Group Corp.	3,725,700	82,224
	Hitachi Ltd.	2,758,560	69,351
	Recruit Holdings Co. Ltd.	880,927	61,482
	Sumitomo Mitsui Financial Group Inc.	2,321,344	57,205
	Keyence Corp.	114,332	49,244
	Tokyo Electron Ltd.	274,600	46,321
	Mizuho Financial Group Inc.	1,581,310	43,543
	Nintendo Co. Ltd.	645,460	42,345
	SoftBank Group Corp.	637,340	38,962
	ITOCHU Corp.	839,228	38,641
	Tokio Marine Holdings Inc.	1,171,356	38,635

Vanguard® Total World Stock Index Fund
	Shares	Market Value ($000)
Fast Retailing Co. Ltd.	113,800	37,481
Shin-Etsu Chemical Co. Ltd.	1,188,380	36,842
Mitsubishi Corp.	2,309,200	36,830
Mitsui & Co. Ltd.	1,777,600	35,182
Daiichi Sankyo Co. Ltd.	1,153,800	32,168
KDDI Corp.	929,400	30,964
Hoya Corp.	218,051	29,281
Mitsubishi Heavy Industries Ltd.	1,997,470	29,233
Honda Motor Co. Ltd.	2,867,123	27,138
Takeda Pharmaceutical Co. Ltd.	960,139	25,828
Advantest Corp.	457,956	25,319
Seven & i Holdings Co. Ltd.	1,433,700	22,887
Softbank Corp.	16,879,330	21,711
Fujitsu Ltd.	1,105,100	21,372
Daikin Industries Ltd.	174,763	20,528
Mitsubishi Electric Corp.	1,204,840	19,748
Canon Inc.	561,100	18,084
FANUC Corp.	588,855	17,543
Chugai Pharmaceutical Co. Ltd.	405,000	17,462
Japan Tobacco Inc.	681,682	17,366
Disco Corp.	59,000	17,076
Nippon Telegraph & Telephone Corp.	17,293,100	17,024
Komatsu Ltd.	561,150	16,926
Terumo Corp.	892,456	16,755
MS&AD Insurance Group Holdings Inc.	804,968	16,690
Sompo Holdings Inc.	597,225	16,654
Murata Manufacturing Co. Ltd.	1,049,622	16,490
Denso Corp.	1,160,200	16,055
Sumitomo Corp.	730,100	15,829
FUJIFILM Holdings Corp.	718,200	15,823
Mitsui Fudosan Co. Ltd.	1,711,100	15,444
Oriental Land Co. Ltd.	680,500	15,294
NEC Corp.	153,700	15,244
Dai-ichi Life Holdings Inc.	549,700	15,010
Otsuka Holdings Co. Ltd.	284,200	14,840
Marubeni Corp.	990,928	14,733
ORIX Corp.	688,360	14,540
TDK Corp.	1,184,400	14,316
Panasonic Holdings Corp.	1,359,959	13,877
Renesas Electronics Corp.	1,025,623	13,738
Suzuki Motor Corp.	1,129,684	13,518
SMC Corp.	34,900	13,206
Japan Post Holdings Co. Ltd.	1,206,152	12,597
Bridgestone Corp.	350,004	12,555
Ajinomoto Co. Inc.	302,200	12,114
East Japan Railway Co.	675,015	12,018
Nomura Holdings Inc.	1,846,300	12,004
Daiwa House Industry Co. Ltd.	373,600	11,770
Aeon Co. Ltd.	476,500	11,544
Nippon Steel Corp.	555,858	11,539
Nidec Corp.	652,792	11,275
Kao Corp.	283,548	11,243
Sumitomo Mitsui Trust Group Inc.	446,092	11,217
Astellas Pharma Inc.	1,120,800	10,865
Central Japan Railway Co.	575,395	10,672
Mitsubishi Estate Co. Ltd.	731,891	10,635
Olympus Corp.	698,400	10,599
Resona Holdings Inc.	1,376,889	10,220
Bandai Namco Holdings Inc.	405,700	10,063
Asahi Group Holdings Ltd.	883,156	9,566
Japan Post Bank Co. Ltd.	904,136	9,352
Sumitomo Realty & Development Co. Ltd.	266,846	9,220
Sumitomo Electric Industries Ltd.	482,000	9,005
Nomura Research Institute Ltd.	263,069	8,888
ENEOS Holdings Inc.	1,749,507	8,795
Asics Corp.	383,600	8,551
Nippon Yusen KK	269,300	8,452
Toyota Industries Corp.	98,800	8,244
Secom Co. Ltd.	244,874	8,240
Kyocera Corp.	785,800	8,156

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[2]	Sekisui House Ltd.	344,700	7,922
	Shimano Inc.	54,500	7,648
	Nitto Denko Corp.	428,400	7,599
[2]	Mitsui OSK Lines Ltd.	217,817	7,402
	Kubota Corp.	575,700	7,221
	Toyota Tsusho Corp.	421,200	7,114
	Japan Exchange Group Inc.	671,900	7,099
	Sysmex Corp.	370,002	7,073
	NTT Data Group Corp.	364,400	7,072
	Shionogi & Co. Ltd.	479,500	7,051
	Toray Industries Inc.	991,900	6,883
	Pan Pacific International Holdings Corp.	243,400	6,777
	Fujikura Ltd.	162,900	6,556
	Subaru Corp.	373,400	6,504
	Inpex Corp.	532,800	6,358
	T&D Holdings Inc.	330,000	6,278
	Kirin Holdings Co. Ltd.	494,900	6,262
	Kansai Electric Power Co. Inc.	564,900	6,232
	Daiwa Securities Group Inc.	848,100	6,140
	Unicharm Corp.	776,100	6,061
	Kikkoman Corp.	571,250	5,979
	Tokyo Gas Co. Ltd.	211,300	5,977
	Obayashi Corp.	443,400	5,955
	Obic Co. Ltd.	198,500	5,928
	Nitori Holdings Co. Ltd.	49,800	5,832
	Lasertec Corp.	55,300	5,751
	Asahi Kasei Corp.	820,500	5,573
	Konami Group Corp.	59,200	5,450
*	Rakuten Group Inc.	851,100	5,344
	Kajima Corp.	294,100	5,229
	Eisai Co. Ltd.	174,700	5,175
	West Japan Railway Co.	280,664	5,163
	Idemitsu Kosan Co. Ltd.	769,870	5,138
	SBI Holdings Inc.	177,440	5,115
	Capcom Co. Ltd.	221,400	5,055
	Trend Micro Inc.	83,700	4,958
	Isuzu Motors Ltd.	367,320	4,938
	Yaskawa Electric Corp.	168,063	4,879
	Shimadzu Corp.	162,800	4,723
	IHI Corp.	77,400	4,631
	Yamaha Motor Co. Ltd.	551,000	4,609
	LY Corp.	1,577,300	4,607
	Ebara Corp.	279,600	4,606
	Daifuku Co. Ltd.	222,800	4,573
	TOPPAN Holdings Inc.	162,700	4,567
	Osaka Gas Co. Ltd.	229,300	4,508
	Makita Corp.	152,200	4,501
	Mitsubishi Chemical Group Corp.	853,484	4,359
	Chubu Electric Power Co. Inc.	405,770	4,227
	Taisei Corp.	100,699	4,225
	JFE Holdings Inc.	357,900	4,139
	Sanrio Co. Ltd.	110,876	4,137
	Shiseido Co. Ltd.	240,800	4,044
	Kawasaki Heavy Industries Ltd.	88,800	4,011
	Dai Nippon Printing Co. Ltd.	269,800	3,987
	Isetan Mitsukoshi Holdings Ltd.	230,500	3,983
	Minebea Mitsumi Inc.	245,284	3,936
	Sekisui Chemical Co. Ltd.	237,100	3,929
	Daito Trust Construction Co. Ltd.	36,552	3,917
	Toyo Suisan Kaisha Ltd.	60,500	3,909
	Ryohin Keikaku Co. Ltd.	147,270	3,902
	Nippon Paint Holdings Co. Ltd.	614,053	3,869
	Ricoh Co. Ltd.	331,500	3,802
	Sanwa Holdings Corp.	121,400	3,800
[2]	Nissan Motor Co. Ltd.	1,386,801	3,795
	Mitsubishi HC Capital Inc. (XTKS)	568,450	3,780
	Concordia Financial Group Ltd.	643,079	3,734
	Fuji Electric Co. Ltd.	76,977	3,668
	Dentsu Group Inc.	157,449	3,648
	Nippon Building Fund Inc.	4,535	3,609

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Omron Corp.	108,800	3,589
	Hankyu Hanshin Holdings Inc.	141,000	3,588
	Chiba Bank Ltd.	420,900	3,585
	BayCurrent Inc.	83,970	3,581
	Niterra Co. Ltd.	108,400	3,575
	Sumitomo Metal Mining Co. Ltd.	154,400	3,526
	Seiko Epson Corp.	193,800	3,502
	Tokyu Corp.	306,200	3,494
	SCREEN Holdings Co. Ltd.	49,600	3,456
	Nexon Co. Ltd.	262,524	3,410
	Hikari Tsushin Inc.	14,700	3,358
	Hulic Co. Ltd.	364,171	3,210
	MatsukiyoCocokara & Co.	216,440	3,204
	Otsuka Corp.	141,700	3,195
	Kawasaki Kisen Kaisha Ltd.	251,391	3,181
	Yakult Honsha Co. Ltd.	174,176	3,181
	Nissin Foods Holdings Co. Ltd.	139,900	3,128
	Aisin Corp.	275,100	3,112
	Nippon Sanso Holdings Corp.	108,600	3,076
	ZOZO Inc.	92,300	3,028
	Yokogawa Electric Corp.	137,900	3,027
	MEIJI Holdings Co. Ltd.	149,268	3,004
	Zensho Holdings Co. Ltd.	53,800	2,968
	TIS Inc.	131,900	2,916
	AGC Inc.	99,800	2,883
	Shimizu Corp.	331,500	2,874
	Hoshizaki Corp.	77,564	2,871
	Kyoto Financial Group Inc.	189,200	2,845
	Sumitomo Forestry Co. Ltd.	83,200	2,844
	Resonac Holdings Corp.	117,088	2,838
	Toho Co. Ltd.	62,800	2,830
	Kuraray Co. Ltd.	191,300	2,801
	Japan Real Estate Investment Corp.	3,950	2,783
	Fukuoka Financial Group Inc.	101,564	2,756
	Sojitz Corp.	133,259	2,739
	Ono Pharmaceutical Co. Ltd.	262,900	2,735
	Seibu Holdings Inc.	124,688	2,689
	MISUMI Group Inc.	164,600	2,635
	KDX Realty Investment Corp.	2,557	2,553
	MonotaRO Co. Ltd.	145,044	2,499
	Shizuoka Financial Group Inc.	279,900	2,497
	Nomura Real Estate Master Fund Inc.	2,576	2,481
	Japan Metropolitan Fund Investment	4,050	2,466
	Mebuki Financial Group Inc.	556,150	2,459
	Brother Industries Ltd.	138,800	2,446
	Nippon Prologis REIT Inc.	1,601	2,442
*	Tokyo Electric Power Co. Holdings Inc.	922,100	2,417
	Keisei Electric Railway Co. Ltd.	249,600	2,380
	SG Holdings Co. Ltd.	248,700	2,344
	M3 Inc.	253,338	2,299
	Mazda Motor Corp.	335,900	2,297
	Kintetsu Group Holdings Co. Ltd.	106,300	2,292
	Kurita Water Industries Ltd.	65,500	2,281
	Suntory Beverage & Food Ltd.	73,300	2,277
	Nissan Chemical Corp.	75,500	2,272
	Tokyu Fudosan Holdings Corp.	352,186	2,261
	Kyushu Electric Power Co. Inc.	255,200	2,211
	GLP J-Reit	2,700	2,211
	Azbil Corp.	291,200	2,194
	Tohoku Electric Power Co. Inc.	299,700	2,190
	Mitsui Chemicals Inc.	99,700	2,186
	Credit Saison Co. Ltd.	92,400	2,178
	Santen Pharmaceutical Co. Ltd.	216,200	2,176
	Nippon Express Holdings Inc.	133,500	2,164
	TOTO Ltd.	87,900	2,149
	Sega Sammy Holdings Inc.	110,700	2,143
	USS Co. Ltd.	238,300	2,137
	Nikon Corp.	199,500	2,137
	Oji Holdings Corp.	526,400	2,126
	Japan Post Insurance Co. Ltd.	108,478	2,114

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Mitsubishi Gas Chemical Co. Inc.	120,300	2,102
	Daiwa House REIT Investment Corp.	1,335	2,101
	Kobe Steel Ltd.	196,000	2,087
	Kyowa Kirin Co. Ltd.	139,400	2,077
	Tosoh Corp.	154,790	2,059
	Yamato Holdings Co. Ltd.	171,500	2,054
	Kyushu Railway Co.	84,424	2,053
	Hirose Electric Co. Ltd.	17,121	2,047
	Tobu Railway Co. Ltd.	118,300	2,036
	Keio Corp.	79,800	2,019
	Haseko Corp.	153,000	2,008
	Invincible Investment Corp.	4,575	1,995
	Tokyo Tatemono Co. Ltd.	128,700	1,985
	J Front Retailing Co. Ltd.	141,600	1,984
	Skylark Holdings Co. Ltd.	124,647	1,972
	Square Enix Holdings Co. Ltd.	48,400	1,962
	Rohto Pharmaceutical Co. Ltd.	115,300	1,955
[2]	McDonald's Holdings Co. Japan Ltd.	50,700	1,912
	Asahi Intecc Co. Ltd.	113,800	1,908
	Sumitomo Chemical Co. Ltd.	878,292	1,900
	Furukawa Electric Co. Ltd.	41,500	1,898
	Ibiden Co. Ltd.	64,400	1,888
	Kobe Bussan Co. Ltd.	83,100	1,888
	Marui Group Co. Ltd.	111,400	1,856
	CyberAgent Inc.	247,168	1,840
	Lixil Corp.	163,500	1,840
	NH Foods Ltd.	56,300	1,838
	Amada Co. Ltd.	177,400	1,832
	SCSK Corp.	81,800	1,811
	NGK Insulators Ltd.	141,000	1,809
	Hamamatsu Photonics KK	146,400	1,807
	Oracle Corp. Japan	19,700	1,798
	Rohm Co. Ltd.	188,400	1,794
	Yamaha Corp.	252,900	1,789
	Yokohama Rubber Co. Ltd.	78,800	1,774
	Nisshin Seifun Group Inc.	157,620	1,773
	Odakyu Electric Railway Co. Ltd.	186,100	1,765
	United Urban Investment Corp.	1,810	1,753
	Nomura Real Estate Holdings Inc.	65,700	1,746
	NOF Corp.	130,800	1,740
	Sapporo Holdings Ltd.	37,500	1,740
	Orix JREIT Inc.	1,539	1,708
	Iyogin Holdings Inc.	161,000	1,708
	THK Co. Ltd.	68,900	1,700
	Medipal Holdings Corp.	112,000	1,684
	Cosmo Energy Holdings Co. Ltd.	38,852	1,678
	Electric Power Development Co. Ltd.	105,800	1,669
	Socionext Inc.	106,100	1,644
	Koito Manufacturing Co. Ltd.	124,500	1,637
	ANA Holdings Inc.	87,230	1,636
	Hachijuni Bank Ltd.	246,900	1,616
	Kinden Corp.	78,900	1,614
	Fujitec Co. Ltd.	42,100	1,603
	Sohgo Security Services Co. Ltd.	238,700	1,603
	Gunma Bank Ltd.	222,600	1,598
	Tomy Co. Ltd.	51,500	1,587
	Taiheiyo Cement Corp.	62,600	1,577
	Persol Holdings Co. Ltd.	1,031,400	1,571
*	Rakuten Bank Ltd.	50,800	1,559
	Sankyo Co. Ltd.	114,500	1,535
	Open House Group Co. Ltd.	46,500	1,521
	Advance Residence Investment Corp.	1,652	1,520
	Lion Corp.	141,800	1,518
*	Shinko Electric Industries Co. Ltd.	39,900	1,504
	COMSYS Holdings Corp.	71,798	1,492
	Tsuruha Holdings Inc.	24,300	1,487
	Nichirei Corp.	58,500	1,486
	Fuji Soft Inc.	23,200	1,475
	Kansai Paint Co. Ltd.	108,700	1,473
	SUMCO Corp.	199,326	1,472

Vanguard® Total World Stock Index Fund
	Shares	Market Value ($000)
Food & Life Cos. Ltd.	65,700	1,470
Hitachi Construction Machinery Co. Ltd.	60,800	1,456
Tokyo Ohka Kogyo Co. Ltd.	64,200	1,430
Aozora Bank Ltd.	92,090	1,421
Takashimaya Co. Ltd.	166,800	1,416
BIPROGY Inc.	45,600	1,409
Shimamura Co. Ltd.	24,600	1,400
Toyo Seikan Group Holdings Ltd.	91,200	1,385
Takasago Thermal Engineering Co. Ltd.	35,500	1,383
Yamazaki Baking Co. Ltd.	76,200	1,370
Sumitomo Heavy Industries Ltd.	66,300	1,366
Hisamitsu Pharmaceutical Co. Inc.	47,600	1,365
Horiba Ltd.	21,700	1,360
Mitsubishi Logistics Corp.	190,000	1,357
Japan Hotel REIT Investment Corp.	2,909	1,347
Iwatani Corp.	122,800	1,345
Miura Co. Ltd.	55,800	1,345
Keikyu Corp.	152,700	1,339
Suzuken Co. Ltd.	42,760	1,335
Internet Initiative Japan Inc.	71,500	1,335
Japan Airlines Co. Ltd.	81,345	1,335
Japan Airport Terminal Co. Ltd.	41,000	1,332
Stanley Electric Co. Ltd.	79,100	1,319
Sekisui House REIT Inc.	2,570	1,314
NSK Ltd.	301,100	1,307
Tokyo Century Corp.	134,480	1,302
Daiwabo Holdings Co. Ltd.	66,700	1,298
Japan Steel Works Ltd.	36,700	1,298
Mitsui Fudosan Logistics Park Inc.	1,971	1,296
DIC Corp.	59,800	1,295
Hirogin Holdings Inc.	162,100	1,289
Japan Prime Realty Investment Corp.	585	1,288
Rinnai Corp.	58,400	1,287
Daicel Corp.	144,400	1,278
Yamaguchi Financial Group Inc.	114,400	1,275
77 Bank Ltd.	41,400	1,270
Air Water Inc.	101,800	1,269
Toho Gas Co. Ltd.	50,500	1,268
GMO Payment Gateway Inc.	24,006	1,266
NHK Spring Co. Ltd.	98,100	1,250
EXEO Group Inc.	113,800	1,243
Nagoya Railroad Co. Ltd.	111,300	1,242
Nagase & Co. Ltd.	66,000	1,240
Coca-Cola Bottlers Japan Holdings Inc.	79,375	1,235
Kobayashi Pharmaceutical Co. Ltd.	33,100	1,234
Nihon Kohden Corp.	86,200	1,230
Konica Minolta Inc.	302,400	1,224
Alfresa Holdings Corp.	89,400	1,224
ADEKA Corp.	65,600	1,223
Sumitomo Rubber Industries Ltd.	104,472	1,218
Nishi-Nippon Financial Holdings Inc.	87,900	1,206
Dexerials Corp.	92,400	1,204
DMG Mori Co. Ltd.	74,400	1,200
Topcon Corp.	63,800	1,194
Kamigumi Co. Ltd.	54,500	1,187
Alps Alpine Co. Ltd.	117,267	1,173
Keihan Holdings Co. Ltd.	53,900	1,161
TechnoPro Holdings Inc.	58,100	1,160
Maruwa Co. Ltd.	4,700	1,151
Zeon Corp.	123,300	1,146
Iida Group Holdings Co. Ltd.	75,097	1,138
Kewpie Corp.	58,400	1,135
Tsumura & Co.	38,500	1,134
Nichias Corp.	34,400	1,126
Taiyo Yuden Co. Ltd.	80,300	1,123
Mitsubishi Motors Corp.	376,500	1,117
Kyushu Financial Group Inc.	219,970	1,113
Kakaku.com Inc.	70,968	1,111
Casio Computer Co. Ltd.	133,500	1,110
Kadokawa Corp.	52,272	1,106

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Kandenko Co. Ltd.	68,800	1,101
	Nabtesco Corp.	61,500	1,100
	LaSalle Logiport REIT	1,186	1,096
	Ulvac Inc.	27,800	1,093
	Nifco Inc.	45,202	1,080
	JVCKenwood Corp.	93,200	1,080
	Nippon Accommodations Fund Inc.	286	1,076
	Goldwin Inc.	20,300	1,071
	Kagome Co. Ltd.	57,100	1,070
	Nankai Electric Railway Co. Ltd.	64,600	1,070
	Chugin Financial Group Inc.	97,000	1,065
	Zenkoku Hosho Co. Ltd.	29,800	1,057
	Kokusai Electric Corp.	68,100	1,052
	Makino Milling Machine Co. Ltd.	14,000	1,046
	San-In Godo Bank Ltd.	122,400	1,046
	Nippon Kayaku Co. Ltd.	127,200	1,041
	Chugoku Electric Power Co. Inc.	185,800	1,035
	Seino Holdings Co. Ltd.	68,300	1,031
	Sankyu Inc.	28,800	1,029
	Mitsubishi Materials Corp.	64,934	1,019
	Sundrug Co. Ltd.	37,500	1,015
	Koei Tecmo Holdings Co. Ltd.	80,924	1,010
[2]	Industrial & Infrastructure Fund Investment Corp.	1,353	1,010
	JGC Holdings Corp.	119,700	1,005
	JTEKT Corp.	127,900	1,005
	Tokyo Seimitsu Co. Ltd.	21,200	1,004
	Amano Corp.	38,300	1,002
	Daishi Hokuetsu Financial Group Inc.	51,700	999
	Park24 Co. Ltd.	75,600	998
	Cosmos Pharmaceutical Corp.	21,200	992
	Kyudenko Corp.	29,200	991
	ABC-Mart Inc.	47,400	989
	Hokuhoku Financial Group Inc.	72,700	989
	Wacoal Holdings Corp.	28,300	988
	UBE Corp.	66,800	982
	SWCC Corp.	20,000	975
[2]	Japan Logistics Fund Inc.	1,671	968
	Macnica Holdings Inc.	81,600	958
	Sawai Group Holdings Co. Ltd.	74,100	957
	INFRONEER Holdings Inc.	125,752	948
	Hakuhodo DY Holdings Inc.	127,300	945
	AEON REIT Investment Corp.	1,169	944
	GS Yuasa Corp.	58,300	937
	NS Solutions Corp.	36,800	936
	Ezaki Glico Co. Ltd.	31,000	935
	Yamada Holdings Co. Ltd.	316,572	930
	Canon Marketing Japan Inc.	28,100	923
	Sugi Holdings Co. Ltd.	53,100	923
	Jeol Ltd.	24,900	918
	NOK Corp.	60,300	912
	Yaoko Co. Ltd.	15,600	912
	Yamato Kogyo Co. Ltd.	18,300	906
	Takara Holdings Inc.	102,900	905
	Bic Camera Inc.	83,100	894
	Round One Corp.	105,600	891
	Activia Properties Inc.	408	888
	House Foods Group Inc.	48,500	883
[2]	Colowide Co. Ltd.	80,000	880
	Harmonic Drive Systems Inc.	30,638	880
	Mabuchi Motor Co. Ltd.	64,000	879
	Mitsui Mining & Smelting Co. Ltd.	29,800	879
	Nikkon Holdings Co. Ltd.	60,000	873
	Nissui Corp.	156,400	862
*	Mercari Inc.	71,218	860
	Seven Bank Ltd.	432,600	858
	Kokuyo Co. Ltd.	49,100	853
	Toyo Tire Corp.	51,900	853
	Kotobuki Spirits Co. Ltd.	57,800	845
	Toho Holdings Co. Ltd.	30,500	843
	OBIC Business Consultants Co. Ltd.	16,789	842

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Nippon Gas Co. Ltd.	59,800	839
	Frontier Real Estate Investment Corp.	1,595	832
	Kose Corp.	18,800	831
	Kusuri no Aoki Holdings Co. Ltd.	38,900	829
	Sumitomo Bakelite Co. Ltd.	34,400	828
	Teijin Ltd.	97,100	828
	Ushio Inc.	61,400	823
	Nippon Electric Glass Co. Ltd.	38,000	816
	Suruga Bank Ltd.	104,000	808
	Dowa Holdings Co. Ltd.	27,100	807
	H2O Retailing Corp.	53,600	799
	SHO-BOND Holdings Co. Ltd.	24,600	797
	Nojima Corp.	52,600	791
	Citizen Watch Co. Ltd.	130,100	788
	Organo Corp.	15,900	787
	Aeon Mall Co. Ltd.	62,272	786
	Maruichi Steel Tube Ltd.	35,900	781
*,2	SHIFT Inc.	94,500	779
	DeNA Co. Ltd.	44,300	778
	Rengo Co. Ltd.	137,300	776
	Kaneka Corp.	31,800	772
	Toda Corp.	127,200	770
	Toyoda Gosei Co. Ltd.	43,100	770
*	PeptiDream Inc.	56,100	770
	Japan Elevator Service Holdings Co. Ltd.	39,800	770
	Morinaga Milk Industry Co. Ltd.	41,000	767
	MEITEC Group Holdings Inc.	39,300	763
[2]	Comforia Residential REIT Inc.	434	759
	Welcia Holdings Co. Ltd.	52,500	756
	NSD Co. Ltd.	35,680	753
	Nihon Parkerizing Co. Ltd.	92,000	750
	Sinfonia Technology Co. Ltd.	16,700	748
	Nippon Shokubai Co. Ltd.	61,600	747
	Daido Steel Co. Ltd.	93,500	745
[2]	Hokuetsu Corp.	79,000	744
	Fuji Corp.	49,100	741
	Inaba Denki Sangyo Co. Ltd.	31,000	738
	Relo Group Inc.	60,053	736
	Kanematsu Corp.	44,000	736
	Senko Group Holdings Co. Ltd.	73,200	734
	Morinaga & Co. Ltd.	42,500	733
	Shikoku Electric Power Co. Inc.	95,600	733
	Mizuho Leasing Co. Ltd.	112,000	733
	Sotetsu Holdings Inc.	44,200	732
	Penta-Ocean Construction Co. Ltd.	173,400	731
	Sun Corp.	12,000	728
	OKUMA Corp.	32,200	726
	Anritsu Corp.	78,700	723
*	Sharp Corp.	120,129	721
	Nippon Shinyaku Co. Ltd.	29,700	719
	Tokuyama Corp.	43,300	719
	Pronexus Inc.	83,500	717
[2]	Mori Hills REIT Investment Corp.	883	714
	Mori Trust REIT Inc.	1,735	708
[2]	Yoshinoya Holdings Co. Ltd.	37,100	704
	Shiga Bank Ltd.	23,700	704
	Calbee Inc.	36,900	704
	SBI Sumishin Net Bank Ltd.	23,000	701
*	Sansan Inc.	44,692	698
	K's Holdings Corp.	75,568	694
*	Money Forward Inc.	24,994	692
*	Visional Inc.	13,942	692
	Daiwa Office Investment Corp.	361	685
	Sanki Engineering Co. Ltd.	33,900	683
	Daiichikosho Co. Ltd.	58,300	679
	Fuyo General Lease Co. Ltd.	9,100	678
	Seiko Group Corp.	19,800	677
	Aica Kogyo Co. Ltd.	32,300	674
	Daiwa Securities Living Investments Corp.	1,166	672
	Pilot Corp.	23,600	669

Vanguard® Total World Stock Index Fund
	Shares	Market Value ($000)
Resorttrust Inc.	31,800	667
Meidensha Corp.	26,100	667
Toridoll Holdings Corp.	27,500	667
Fuji Oil Holdings Inc.	30,600	665
Rakus Co. Ltd.	53,500	665
NTT UD REIT Investment Corp.	778	662
Toei Co. Ltd.	18,000	660
Exedy Corp.	21,300	659
Denka Co. Ltd.	46,000	655
Ito En Ltd.	29,700	655
Digital Garage Inc.	25,400	652
Sangetsu Corp.	34,800	647
Workman Co. Ltd.	23,112	647
Mitsubishi Estate Logistics REIT Investment Corp.	282	646
Osaka Soda Co. Ltd.	59,500	639
As One Corp.	39,000	638
Hulic REIT Inc.	694	634
Monex Group Inc.	107,900	631
Mirait One Corp.	42,400	630
Nihon M&A Center Holdings Inc.	161,300	629
Hazama Ando Corp.	83,800	627
Mizuno Corp.	11,200	625
CKD Corp.	38,300	623
Rorze Corp.	57,000	621
Heiwa Real Estate REIT Inc.	751	620
Nishi-Nippon Railroad Co. Ltd.	42,800	619
DTS Corp.	22,600	616
Okamura Corp.	48,200	616
Takeuchi Manufacturing Co. Ltd.	17,400	609
Nippon Television Holdings Inc.	33,000	609
Meiko Electronics Co. Ltd.	10,489	609
Monogatari Corp.	28,216	608
UACJ Corp.	17,600	605
GungHo Online Entertainment Inc.	28,670	601
DCM Holdings Co. Ltd.	65,500	598
Nakanishi Inc.	36,187	597
Simplex Holdings Inc.	31,900	596
Shochiku Co. Ltd.	7,500	592
Toei Animation Co. Ltd.	28,830	590
Hokuriku Electric Power Co.	104,800	583
Fujitsu General Ltd.	32,800	582
Hanwa Co. Ltd.	18,800	581
Tsubakimoto Chain Co.	47,100	579
SKY Perfect JSAT Holdings Inc.	96,700	579
Nipro Corp.	61,500	574
Tamron Co. Ltd.	19,600	573
NIPPON REIT Investment Corp.	1,092	573
Taikisha Ltd.	19,000	572
Tokai Carbon Co. Ltd.	102,700	572
Japan Securities Finance Co. Ltd.	46,400	571
Mitsui-Soko Holdings Co. Ltd.	11,300	560
Bank of Nagoya Ltd.	12,100	559
Nishimatsu Construction Co. Ltd.	17,200	559
Nitto Boseki Co. Ltd.	15,200	559
Kanadevia Corp.	81,000	557
Tokyo Kiraboshi Financial Group Inc.	17,949	555
Ship Healthcare Holdings Inc.	40,700	555
JMDC Inc.	21,800	553
Kissei Pharmaceutical Co. Ltd.	21,548	549
Juroku Financial Group Inc.	18,300	549
Lintec Corp.	29,300	548
Kumagai Gumi Co. Ltd.	22,000	544
Hoshino Resorts REIT Inc.	408	544
Hokkaido Electric Power Co. Inc.	106,700	543
Pigeon Corp.	57,060	541
Japan Petroleum Exploration Co. Ltd.	76,000	539
TS Tech Co. Ltd.	47,600	539
Maeda Kosen Co. Ltd.	43,500	539
Modec Inc.	26,100	537
Hokkoku Financial Holdings Inc.	15,400	537

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Mitsui E&S Co. Ltd.	52,800	535
	Takuma Co. Ltd.	49,400	535
	Daiseki Co. Ltd.	22,320	534
	Japan Excellent Inc.	656	530
	Kyoritsu Maintenance Co. Ltd.	26,744	529
	PAL GROUP Holdings Co. Ltd.	23,800	525
	PALTAC Corp.	18,700	523
[2]	Tokyu REIT Inc.	500	523
	Senshu Ikeda Holdings Inc.	184,500	522
	GMO internet group Inc.	29,300	520
[2]	Star Asia Investment Corp.	1,561	520
	Musashi Seimitsu Industry Co. Ltd.	26,400	518
	Toagosei Co. Ltd.	55,900	518
[2]	Towa Corp.	38,853	512
	Japan Aviation Electronics Industry Ltd.	28,200	511
	Kaken Pharmaceutical Co. Ltd.	18,700	508
	Duskin Co. Ltd.	21,200	508
	Restar Corp.	31,500	508
	Yodogawa Steel Works Ltd.	14,000	507
	Feed One Co. Ltd.	93,180	507
	Heiwa Corp.	33,600	505
	Leopalace21 Corp.	141,900	505
	Tokyo Steel Manufacturing Co. Ltd.	50,100	504
	Toyota Boshoku Corp.	37,300	495
	Nippon Soda Co. Ltd.	26,600	494
	OSG Corp.	44,600	494
	TBS Holdings Inc.	18,100	492
	Financial Partners Group Co. Ltd.	30,100	492
	Paramount Bed Holdings Co. Ltd.	27,200	491
	Fukuyama Transporting Co. Ltd.	20,700	490
	Daido Metal Co. Ltd.	149,900	487
	Riken Keiki Co. Ltd.	24,200	485
	Taiyo Holdings Co. Ltd.	18,000	484
	Aichi Financial Group Inc.	27,951	484
	Kureha Corp.	26,700	479
	Nishimatsuya Chain Co. Ltd.	31,800	477
	H.U. Group Holdings Inc.	29,100	477
	JAFCO Group Co. Ltd.	32,400	474
	Hyakugo Bank Ltd.	107,800	473
	Mixi Inc.	22,824	473
	Fujimi Inc.	33,300	469
	AEON Financial Service Co. Ltd.	57,900	468
	Dentsu Soken Inc.	11,800	467
	Inabata & Co. Ltd.	22,600	467
	Fuji Seal International Inc.	30,300	466
	Global One Real Estate Investment Corp.	687	466
	Heiwa Real Estate Co. Ltd.	15,900	463
	Micronics Japan Co. Ltd.	19,100	462
	Max Co. Ltd.	18,100	462
	Acom Co. Ltd.	186,200	459
	Nisshin Oillio Group Ltd.	14,300	459
	Wakita & Co. Ltd.	39,500	459
	North Pacific Bank Ltd.	135,700	459
	Fukuoka REIT Corp.	484	459
	Kiyo Bank Ltd.	30,807	458
	EDION Corp.	38,700	457
	Starts Corp. Inc.	18,400	457
	Hyakujushi Bank Ltd.	19,500	455
	Maruha Nichiro Corp.	23,600	455
	Appier Group Inc.	43,900	454
	Okumura Corp.	18,000	453
	JSB Co. Ltd.	22,100	453
	JINS Holdings Inc.	9,900	452
	Furukawa Co. Ltd.	35,500	451
	Seria Co. Ltd.	26,222	450
	Kato Sangyo Co. Ltd.	15,900	449
	Mitsubishi Logisnext Co. Ltd.	35,000	448
	Nisshinbo Holdings Inc.	78,200	447
	Aichi Steel Corp.	10,000	446
	Tokai Tokyo Financial Holdings Inc.	136,700	446

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Joyful Honda Co. Ltd.	36,988	446
	Ichiyoshi Securities Co. Ltd.	80,800	444
	Okasan Securities Group Inc.	107,200	443
	Yuasa Trading Co. Ltd.	15,600	443
	Digital Holdings Inc.	51,895	441
	Megachips Corp.	11,700	439
	FP Corp.	22,500	439
*	Hino Motors Ltd.	134,200	439
	Izumi Co. Ltd.	21,700	436
	Kanamoto Co. Ltd.	21,600	435
	Aoyama Trading Co. Ltd.	30,800	434
	Glory Ltd.	25,400	432
[2]	Sakura Internet Inc.	14,200	430
	Daihen Corp.	9,400	429
	Nippon Thompson Co. Ltd.	129,600	427
	Tokai Rika Co. Ltd.	29,000	426
	Integrated Design & Engineering Holdings Co. Ltd.	10,200	426
	Nippn Corp.	30,300	424
	Ain Holdings Inc.	14,000	422
	San-Ai Obbli Co. Ltd.	36,400	422
	Create Restaurants Holdings Inc.	48,400	422
	Yokogawa Bridge Holdings Corp.	24,100	419
	Anycolor Inc.	20,500	419
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,800	417
	ARE Holdings Inc.	33,700	417
	Hankyu Hanshin REIT Inc.	505	417
	Toyo Ink SC Holdings Co. Ltd.	20,900	416
	Nichiha Corp.	22,200	415
	Dai-Dan Co. Ltd.	17,400	413
	Anicom Holdings Inc.	98,500	412
	Mirai Corp.	1,541	412
	Awa Bank Ltd.	22,600	411
	San-A Co. Ltd.	21,600	411
	Aiful Corp.	188,000	409
	Ariake Japan Co. Ltd.	12,200	408
	Namura Shipbuilding Co. Ltd.	31,800	408
	Seiren Co. Ltd.	23,600	408
[2]	Medical Data Vision Co. Ltd.	120,900	407
	Chubu Shiryo Co. Ltd.	48,400	406
*	Sanken Electric Co. Ltd.	10,300	405
	FIDEA Holdings Co. Ltd.	41,390	402
	KOMEDA Holdings Co. Ltd.	22,600	402
	Saizeriya Co. Ltd.	13,400	401
	Musashino Bank Ltd.	19,200	401
	Shikoku Kasei Holdings Corp.	32,500	401
	Ferrotec Holdings Corp.	24,165	400
	Tadano Ltd.	53,700	398
	Nanto Bank Ltd.	17,500	397
	Open Up Group Inc.	32,700	397
	Nagawa Co. Ltd.	9,500	397
	Hamakyorex Co. Ltd.	45,200	396
	Justsystems Corp.	18,300	396
	Prestige International Inc.	87,800	396
	Arata Corp.	19,400	395
	Japan Wool Textile Co. Ltd.	46,100	394
	Chori Co. Ltd.	17,600	392
	Transcosmos Inc.	18,900	391
	Senshu Electric Co. Ltd.	11,942	387
	CTS Co. Ltd.	71,579	386
	Ryoyo Ryosan Holdings Inc.	23,896	386
	Meisei Industrial Co. Ltd.	42,400	384
	CRE Logistics REIT Inc.	396	384
	Kitz Corp.	50,800	383
	Sumitomo Warehouse Co. Ltd.	22,000	383
	Sakata INX Corp.	34,500	379
	Sakata Seed Corp.	16,000	378
	Fukuda Denshi Co. Ltd.	8,737	378
	A&D HOLON Holdings Co. Ltd.	30,922	378
	Jaccs Co. Ltd.	15,200	374
	Yorozu Corp.	56,300	373

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Itochu Enex Co. Ltd.	36,300	372
	Noritsu Koki Co. Ltd.	11,500	372
	Sekisui Jushi Corp.	29,300	371
	Nishio Holdings Co. Ltd.	13,400	368
	Alconix Corp.	37,619	368
	First Bank of Toyama Ltd.	53,136	368
	JBCC Holdings Inc.	11,900	368
	Yamaichi Electronics Co. Ltd.	24,482	367
	Totech Corp.	24,000	366
	Arcs Co. Ltd.	21,000	365
	Daiei Kankyo Co. Ltd.	20,000	365
	Zacros Corp.	14,200	364
[2]	Mitsui High-Tec Inc.	62,500	363
	Sumitomo Osaka Cement Co. Ltd.	17,000	363
[2]	Kasumigaseki Capital Co. Ltd.	3,785	362
	Arisawa Manufacturing Co. Ltd.	38,700	361
	Bunka Shutter Co. Ltd.	29,900	360
	MOS Food Services Inc.	15,900	360
	Totetsu Kogyo Co. Ltd.	17,400	360
	Bando Chemical Industries Ltd.	29,400	359
	C Uyemura & Co. Ltd.	5,400	358
	Takasago International Corp.	10,300	357
	Tri Chemical Laboratories Inc.	17,168	357
	Keiyo Bank Ltd.	67,600	355
	United Arrows Ltd.	20,900	354
	Shimojima Co. Ltd.	41,500	353
	Japan Transcity Corp.	52,700	353
	Trusco Nakayama Corp.	26,400	352
	Shoei Co. Ltd.	25,400	352
	Nippon Paper Industries Co. Ltd.	61,400	351
	Procrea Holdings Inc.	31,200	351
	Funai Soken Holdings Inc.	22,450	348
	SOSiLA Logistics REIT Inc.	489	348
	Raito Kogyo Co. Ltd.	24,600	347
	Ichigo Office REIT Investment Corp.	649	347
	TechMatrix Corp.	21,300	346
*	Sumitomo Pharma Co. Ltd.	88,000	345
	Maxell Ltd.	26,800	345
	Katitas Co. Ltd.	24,600	344
	Iino Kaiun Kaisha Ltd.	47,600	343
	Okinawa Cellular Telephone Co.	12,501	343
	Furuno Electric Co. Ltd.	19,800	337
	Mitsubishi Pencil Co. Ltd.	23,600	337
	Adastria Co. Ltd.	15,740	336
	TKC Corp.	13,700	336
	Token Corp.	4,200	336
	Megmilk Snow Brand Co. Ltd.	19,600	336
	Zojirushi Corp.	30,900	335
	Aisan Industry Co. Ltd.	27,100	333
	KYB Corp.	17,600	333
	NTN Corp.	207,800	333
	Miyaji Engineering Group Inc.	26,400	332
*,2	Kourakuen Corp.	48,900	330
	ZERIA Pharmaceutical Co. Ltd.	22,900	329
	Aeon Delight Co. Ltd.	12,500	329
	Pola Orbis Holdings Inc.	36,000	328
*	Gurunavi Inc.	181,200	326
*,2	Remixpoint Inc.	73,169	325
	Digital Arts Inc.	8,500	324
	Uchida Yoko Co. Ltd.	7,400	324
	Nichireki Group Co. Ltd.	20,800	324
[2]	Fuji Media Holdings Inc.	22,800	322
	Autobacs Seven Co. Ltd.	33,600	322
	ARCLANDS Corp.	28,976	321
	Toa Corp.	42,000	321
	Toyobo Co. Ltd.	50,700	321
	Dip Corp.	21,400	319
	Mani Inc.	34,100	317
	Japan Material Co. Ltd.	28,300	316
	SMS Co. Ltd.	29,300	314

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Fuji Kyuko Co. Ltd.	21,000	313
	Hosiden Corp.	23,100	313
	Prima Meat Packers Ltd.	22,100	312
	U-Next Holdings Co. Ltd.	26,043	312
	Maruzen Showa Unyu Co. Ltd.	8,100	311
	Kyokuto Securities Co. Ltd.	29,100	311
*	Medley Inc.	11,900	311
	Chugoku Marine Paints Ltd.	20,400	310
	Matsui Securities Co. Ltd.	58,700	309
	Nissin Corp.	10,600	309
	Pacific Industrial Co. Ltd.	31,500	308
	Noritake Co. Ltd.	12,400	307
	Okabe Co. Ltd.	64,800	307
	KH Neochem Co. Ltd.	22,700	307
	Lifedrink Co. Inc.	22,156	306
*,2	Atom Corp.	72,049	305
	Kyosan Electric Manufacturing Co. Ltd.	92,700	304
[2]	ESCON Japan REIT Investment Corp.	422	304
	Stella Chemifa Corp.	10,600	303
	Takara Leben Real Estate Investment Corp.	530	303
	Komeri Co. Ltd.	15,400	302
	Toyo Construction Co. Ltd.	33,600	302
	Premium Group Co. Ltd.	17,900	302
	Aichi Corp.	32,400	299
	Osaki Electric Co. Ltd.	61,700	299
	Royal Holdings Co. Ltd.	18,000	299
	Systena Corp.	130,400	298
	Shibaura Mechatronics Corp.	5,700	298
	Ai Holdings Corp.	23,200	297
	Nippon Densetsu Kogyo Co. Ltd.	22,500	296
	Sinanen Holdings Co. Ltd.	7,100	296
	YAMABIKO Corp.	16,800	296
	Iwaki Co. Ltd.	18,800	296
	Marusan Securities Co. Ltd.	45,200	295
	Optorun Co. Ltd.	25,300	295
	Toshiba TEC Corp.	13,400	294
	Nichicon Corp.	41,600	293
	Seika Corp.	10,100	293
	Towa Pharmaceutical Co. Ltd.	15,100	292
	SIGMAXYZ Holdings Inc.	48,400	292
	Ichibanya Co. Ltd.	45,500	291
	Kumiai Chemical Industry Co. Ltd.	59,363	290
	Oki Electric Industry Co. Ltd.	46,400	290
	San ju San Financial Group Inc.	18,680	290
	Vital KSK Holdings Inc.	38,100	290
	Bank of Iwate Ltd.	14,600	289
	Heiwado Co. Ltd.	19,000	288
	Valor Holdings Co. Ltd.	20,500	288
	Sun Frontier Fudousan Co. Ltd.	22,300	288
	Oriental Shiraishi Corp.	113,300	288
	Oita Bank Ltd.	14,100	286
	JCU Corp.	12,300	286
	Mitsubishi Shokuhin Co. Ltd.	8,900	285
	Nippon Light Metal Holdings Co. Ltd.	27,830	285
	Noevir Holdings Co. Ltd.	9,500	283
	Vision Inc.	37,700	283
[2]	Tsuburaya Fields Holdings Inc.	23,482	281
	Onoken Co. Ltd.	28,100	281
	Teikoku Sen-I Co. Ltd.	18,300	281
	Kenko Mayonnaise Co. Ltd.	24,100	280
	Mitsuboshi Belting Ltd.	11,000	279
	Wacom Co. Ltd.	64,900	279
	Nichiden Corp.	14,200	279
	Oyo Corp.	16,800	279
	FCC Co. Ltd.	13,900	278
	Iseki & Co. Ltd.	46,000	278
*,2	euglena Co. Ltd.	104,100	278
	Kohnan Shoji Co. Ltd.	11,900	277
	TOMONY Holdings Inc.	95,000	276
	Cleanup Corp.	66,100	274

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	DKK Co. Ltd.	25,000	274
	Topre Corp.	22,400	274
	Shibaura Machine Co. Ltd.	11,900	274
	BML Inc.	14,900	273
[2]	Computer Engineering & Consulting Ltd.	22,326	272
	Konishi Co. Ltd.	33,000	272
	Star Micronics Co. Ltd.	21,500	270
	Kaga Electronics Co. Ltd.	15,000	269
	Tocalo Co. Ltd.	23,200	269
	UT Group Co. Ltd.	19,100	269
	Shofu Inc.	19,600	269
	J-Oil Mills Inc.	20,400	268
	Asahi Diamond Industrial Co. Ltd.	48,200	267
	Starzen Co. Ltd.	14,300	267
	Yonex Co. Ltd.	19,800	266
[2]	Nomura Micro Science Co. Ltd.	16,000	266
[2]	Npr Riken Corp.	16,200	265
	Obara Group Inc.	10,800	264
	JP-Holdings Inc.	62,800	264
	Takara Standard Co. Ltd.	24,400	264
	PILLAR Corp.	9,700	264
	Sumitomo Riko Co. Ltd.	22,600	263
	Kanagawa Chuo Kotsu Co. Ltd.	10,700	261
	Tosei REIT Investment Corp.	315	261
	Mirarth Holdings Inc.	77,300	260
	One REIT Inc.	167	260
	Riken Vitamin Co. Ltd.	17,000	259
	Sakai Chemical Industry Co. Ltd.	15,800	259
	Avant Group Corp.	20,800	259
	Ogaki Kyoritsu Bank Ltd.	18,700	258
	Shizuoka Gas Co. Ltd.	39,700	257
	Fujicco Co. Ltd.	24,100	256
	Nippon Seiki Co. Ltd.	35,600	256
	Riso Kagaku Corp.	28,200	255
	Comture Corp.	18,200	255
	Joshin Denki Co. Ltd.	16,700	254
	Nippon Yakin Kogyo Co. Ltd.	9,849	254
*	Nxera Pharma Co. Ltd.	40,900	254
	Chudenko Corp.	12,100	252
	Itoki Corp.	24,200	252
	Akita Bank Ltd.	16,800	251
	Onward Holdings Co. Ltd.	62,700	251
	St. Marc Holdings Co. Ltd.	15,200	251
	Central Glass Co. Ltd.	11,800	250
	Nippon Signal Co. Ltd.	42,800	250
	Santec Holdings Corp.	6,307	249
	Chofu Seisakusho Co. Ltd.	19,900	248
	Okinawa Electric Power Co. Inc.	42,912	248
	Rokko Butter Co. Ltd.	31,100	248
	Torishima Pump Manufacturing Co. Ltd.	17,000	248
[2]	Kitanotatsujin Corp.	238,500	248
	Bank of the Ryukyus Ltd.	33,200	245
	Kyokuyo Co. Ltd.	9,200	245
*	PKSHA Technology Inc.	10,652	245
	Fuso Chemical Co. Ltd.	11,300	244
	ASKUL Corp.	22,200	243
	Fujita Kanko Inc.	3,800	243
	Japan Lifeline Co. Ltd.	26,400	242
	Morita Holdings Corp.	16,900	242
[2]	Tanseisha Co. Ltd.	41,700	242
	Infomart Corp.	115,800	242
	Canon Electronics Inc.	14,700	241
	Nippon Carbon Co. Ltd.	8,700	241
	MCJ Co. Ltd.	27,500	241
	Aizawa Securities Group Co. Ltd.	21,532	241
	Airport Facilities Co. Ltd.	62,741	240
	Happinet Corp.	8,000	240
	Ichigo Inc.	105,200	240
	Plus Alpha Consulting Co. Ltd.	20,602	238
	Geo Holdings Corp.	20,200	237

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Eizo Corp.	16,600	236
	Ringer Hut Co. Ltd.	16,100	236
	LEC Inc.	29,000	236
	TPR Co. Ltd.	15,300	236
	Tonami Holdings Co. Ltd.	5,600	236
	Kurabo Industries Ltd.	6,300	235
	Showa Sangyo Co. Ltd.	13,200	235
	TOA ROAD Corp.	27,960	235
	Iriso Electronics Co. Ltd.	13,800	234
	Earth Corp.	7,200	234
	Sumitomo Mitsui Construction Co. Ltd.	86,920	233
	Life Corp.	10,000	232
	Shinnihon Corp.	22,500	232
	Fukui Bank Ltd.	18,300	231
	Nikkiso Co. Ltd.	35,300	231
	Yamazen Corp.	26,800	231
	Raiznext Corp.	23,000	230
	Sanyo Denki Co. Ltd.	3,800	230
	WingArc1st Inc.	10,400	230
	Amuse Inc.	23,300	228
	Daio Paper Corp.	41,200	228
	Asanuma Corp.	55,000	228
	EM Systems Co. Ltd.	44,100	227
	HIS Co. Ltd.	22,800	225
	Sodick Co. Ltd.	42,200	225
	Tsugami Corp.	21,000	225
[2]	TSI Holdings Co. Ltd.	28,200	225
	Okinawa Financial Group Inc.	13,180	225
	Menicon Co. Ltd.	25,000	224
	Sanyo Special Steel Co. Ltd.	17,300	222
	Konoike Transport Co. Ltd.	10,900	222
	Starts Proceed Investment Corp.	196	222
	Okura Industrial Co. Ltd.	11,300	220
	Insource Co. Ltd.	32,200	220
	Hokuetsu Industries Co. Ltd.	17,200	220
	Elecom Co. Ltd.	22,800	219
	Hogy Medical Co. Ltd.	7,000	219
	Taisei Lamick Co. Ltd.	13,400	218
	Yamanashi Chuo Bank Ltd.	14,900	218
	Cybozu Inc.	12,300	217
	Nitto Kogyo Corp.	11,600	217
	Toyo Tanso Co. Ltd.	8,500	217
	Wellneo Sugar Co. Ltd.	14,600	217
	Kanaden Corp.	22,600	216
	Komatsu Matere Co. Ltd.	41,300	216
	Riso Kyoiku Co. Ltd.	111,500	215
	Chiyoda Co. Ltd.	25,900	213
	Oiles Corp.	13,560	213
	Tekken Corp.	13,000	213
	Raksul Inc.	24,500	213
	Dai Nippon Toryo Co. Ltd.	27,200	212
	Fuji Co. Ltd.	15,400	212
	Okamoto Industries Inc.	6,200	212
	Sanyo Chemical Industries Ltd.	8,400	212
	Shikoku Bank Ltd.	27,000	212
	Genky DrugStores Co. Ltd.	10,500	212
	Aida Engineering Ltd.	40,500	211
	Zuken Inc.	6,700	211
	Daiichi Jitsugyo Co. Ltd.	12,600	210
	Central Automotive Products Ltd.	7,100	210
	Hokuto Corp.	17,800	209
	Milbon Co. Ltd.	10,100	208
	Mitsuuroko Group Holdings Co. Ltd.	17,900	208
	Saibu Gas Holdings Co. Ltd.	18,900	208
	Torii Pharmaceutical Co. Ltd.	6,500	208
	Mochida Pharmaceutical Co. Ltd.	9,542	207
	Ohsho Food Service Corp.	11,100	207
	Strike Co. Ltd.	10,143	207
	Shinagawa Refractories Co. Ltd.	18,467	206
	Ryobi Ltd.	14,000	205

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Kanamic Network Co. Ltd.	70,500	205
	m-up Holdings Inc.	19,900	205
	Hokkaido Gas Co. Ltd.	58,000	204
	Create SD Holdings Co. Ltd.	11,200	204
	Kameda Seika Co. Ltd.	8,049	202
	RS Technologies Co. Ltd.	10,400	202
	I'll Inc.	12,200	202
	KeePer Technical Laboratory Co. Ltd.	7,029	202
	Future Corp.	17,200	201
	Tayca Corp.	20,661	201
[2]	Health Care & Medical Investment Corp.	295	201
	Argo Graphics Inc.	6,300	200
	Hibiya Engineering Ltd.	8,100	200
	TOC Co. Ltd.	48,000	200
	AZ-COM Maruwa Holdings Inc.	27,064	200
	Nihon Tokushu Toryo Co. Ltd.	23,400	198
	eGuarantee Inc.	17,600	198
	Software Service Inc.	2,600	198
[2]	Fixstars Corp.	17,800	197
	CTI Engineering Co. Ltd.	11,400	195
	CAC Holdings Corp.	17,100	194
	Itoham Yonekyu Holdings Inc.	7,814	194
	Nippon Kanzai Holdings Co. Ltd.	11,300	194
	Shibuya Corp.	8,200	193
	Ise Chemicals Corp.	1,100	193
	IDOM Inc.	25,800	192
	en Japan Inc.	14,800	192
	Nichiban Co. Ltd.	14,500	192
	Tsurumi Manufacturing Co. Ltd.	8,800	191
	Kyoei Steel Ltd.	15,600	191
[2]	Osaka Organic Chemical Industry Ltd.	10,900	191
	Mirai Industry Co. Ltd.	8,072	191
	Gunze Ltd.	5,600	190
*	Chiyoda Corp.	97,300	189
	Hioki EE Corp.	3,800	189
	Orient Corp.	35,850	189
	Tokyo Electron Device Ltd.	9,300	188
	Nitta Corp.	8,100	188
	Hirata Corp.	5,380	188
	Fukuda Corp.	5,700	186
	Sinko Industries Ltd.	23,277	186
	Futaba Industrial Co. Ltd.	37,700	185
	Yellow Hat Ltd.	10,500	185
	Yurtec Corp.	16,500	185
	T Hasegawa Co. Ltd.	9,600	185
	Fukushima Galilei Co. Ltd.	10,800	184
	Japan Pulp & Paper Co. Ltd.	44,000	184
	Shinmaywa Industries Ltd.	21,100	184
	Mie Kotsu Group Holdings Inc.	55,400	184
	Nippon Fine Chemical Co. Ltd.	12,700	184
	Fujiya Co. Ltd.	11,400	183
	Key Coffee Inc.	13,800	183
	Broadleaf Co. Ltd.	44,300	183
	Fuji Pharma Co. Ltd.	19,400	182
	Asahi Co. Ltd.	18,900	181
	Koshidaka Holdings Co. Ltd.	26,304	180
	Teikoku Electric Manufacturing Co. Ltd.	9,900	178
	Hiday Hidaka Corp.	9,236	177
	Towa Bank Ltd.	40,900	177
	gremz Inc.	11,700	176
	Fuso Pharmaceutical Industries Ltd.	11,200	175
	Nextage Co. Ltd.	18,100	175
	Kosaido Holdings Co. Ltd.	51,000	175
	Sumitomo Densetsu Co. Ltd.	5,400	173
	United Super Markets Holdings Inc.	34,470	173
	Base Co. Ltd.	8,900	173
	Nissha Co. Ltd.	16,500	172
	Nippon Ceramic Co. Ltd.	10,900	171
	Toho Bank Ltd.	85,400	170
	Nohmi Bosai Ltd.	8,500	169

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Nomura Co. Ltd.	28,600	168
	Shimizu Bank Ltd.	17,400	168
	Shin-Etsu Polymer Co. Ltd.	16,100	168
	Pasona Group Inc.	13,000	168
	Komori Corp.	21,300	167
	Change Holdings Inc.	17,800	167
	Nihon Chouzai Co. Ltd.	19,300	166
[2]	Ministop Co. Ltd.	14,800	165
	Takamatsu Construction Group Co. Ltd.	9,300	164
	Idec Corp.	10,000	164
	Taihei Dengyo Kaisha Ltd.	5,300	164
*	M&A Research Institute Holdings Inc.	16,486	164
	Riken Technos Corp.	24,700	162
	Hakuto Co. Ltd.	5,492	159
	Nittetsu Mining Co. Ltd.	5,200	159
	Nissan Shatai Co. Ltd.	24,000	159
	Furuya Metal Co. Ltd.	7,500	159
	Nisso Holdings Co. Ltd.	32,000	159
	Nachi-Fujikoshi Corp.	7,400	158
	Altech Corp.	9,900	158
	Daiki Aluminium Industry Co. Ltd.	23,221	158
	Noritz Corp.	14,300	157
	Tosei Corp.	10,200	157
	DyDo Group Holdings Inc.	7,400	155
	Koatsu Gas Kogyo Co. Ltd.	28,900	155
	Macromill Inc.	19,300	155
	Studio Alice Co. Ltd.	11,200	154
	Inaba Seisakusho Co. Ltd.	14,000	153
	J Trust Co. Ltd.	45,600	152
	TRE Holdings Corp.	15,000	151
	Goldcrest Co. Ltd.	7,500	149
	Achilles Corp.	15,800	149
	Matsuyafoods Holdings Co. Ltd.	3,802	149
	Qol Holdings Co. Ltd.	15,800	149
	KPP Group Holdings Co. Ltd.	34,716	149
	Nippon Rietec Co. Ltd.	17,000	149
	Mitani Sekisan Co. Ltd.	4,500	147
	Komehyo Holdings Co. Ltd.	5,600	147
	WATAMI Co. Ltd.	24,600	146
	Nihon Trim Co. Ltd.	6,100	145
[2]	Kura Sushi Inc.	8,200	145
	Hosokawa Micron Corp.	5,200	145
	Ricoh Leasing Co. Ltd.	4,400	145
	Shoei Foods Corp.	5,500	145
	DKS Co. Ltd.	7,700	145
	Eiken Chemical Co. Ltd.	10,500	144
	Optex Group Co. Ltd.	13,600	144
	Sagami Holdings Corp.	12,700	144
	Japan Investment Adviser Co. Ltd.	17,740	144
	Yushin Precision Equipment Co. Ltd.	32,400	143
	Zenrin Co. Ltd.	25,250	143
	MEC Co. Ltd.	6,883	143
[2]	Sumiseki Holdings Inc.	27,600	143
	Belc Co. Ltd.	3,500	142
	Katakura Industries Co. Ltd.	10,700	142
	Tamura Corp.	37,000	142
	Yokowo Co. Ltd.	13,495	142
	Furukawa Battery Co. Ltd.	15,950	142
	SBS Holdings Inc.	8,900	141
	Kyorin Pharmaceutical Co. Ltd.	14,900	141
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	140
	Yamagata Bank Ltd.	20,800	140
	Doutor Nichires Holdings Co. Ltd.	9,200	140
[2]	Samty Residential Investment Corp.	233	140
*	RENOVA Inc.	35,000	139
	Kanto Denka Kogyo Co. Ltd.	22,400	138
	Tokyotokeiba Co. Ltd.	4,800	138
	Moriroku Holdings Co. Ltd.	10,600	138
	Corona Corp.	22,400	137
	Press Kogyo Co. Ltd.	37,600	137

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	T-Gaia Corp.	8,000	137
	Tachi-S Co. Ltd.	11,500	137
	FAN Communications Inc.	52,800	137
	Sankei Real Estate Inc.	258	137
[2]	Septeni Holdings Co. Ltd.	53,500	137
	Ehime Bank Ltd.	18,400	136
	Union Tool Co.	4,500	136
	Sala Corp.	25,500	136
	Avex Inc.	14,500	135
*	Nippon Sheet Glass Co. Ltd.	55,474	135
	Nippon Road Co. Ltd.	11,500	135
	Hodogaya Chemical Co. Ltd.	5,700	134
	Hokkan Holdings Ltd.	12,600	134
	Pressance Corp.	8,700	134
[2]	FP Partner Inc.	9,473	134
*	Miyakoshi Holdings Inc.	17,019	134
	Imperial Hotel Ltd.	22,700	134
	Daiho Corp.	6,000	133
	Nafco Co. Ltd.	10,900	133
	Eagle Industry Co. Ltd.	9,900	132
	Tokyu Construction Co. Ltd.	27,800	132
	Tenma Corp.	7,300	132
	Takara Bio Inc.	19,800	132
	Enplas Corp.	3,800	131
	Piolax Inc.	8,700	131
	Keihanshin Building Co. Ltd.	13,600	131
	Yamae Group Holdings Co. Ltd.	10,000	130
	Godo Steel Ltd.	5,000	129
	Ishihara Sangyo Kaisha Ltd.	12,500	129
	ST Corp.	13,100	129
	NS United Kaiun Kaisha Ltd.	5,100	129
	Daiwa Industries Ltd.	12,400	128
	Denyo Co. Ltd.	7,400	128
	Shin Nippon Air Technologies Co. Ltd.	10,200	126
	Tsukishima Holdings Co. Ltd.	13,300	126
	ESPEC Corp.	7,500	125
	Curves Holdings Co. Ltd.	26,104	124
	ASAHI YUKIZAI Corp.	4,400	123
	Fujibo Holdings Inc.	3,700	123
	Miyazaki Bank Ltd.	5,800	122
	Krosaki Harima Corp.	7,600	122
	Valqua Ltd.	5,800	122
	Topy Industries Ltd.	9,100	122
	K&O Energy Group Inc.	5,800	122
	Roland Corp.	4,800	122
	Gakken Holdings Co. Ltd.	18,000	121
	S Foods Inc.	7,500	121
[2]	Toyo Gosei Co. Ltd.	3,600	121
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	120
	Nippon Denko Co. Ltd.	66,600	120
	Sumida Corp.	20,434	120
	SRA Holdings	4,300	120
	Axial Retailing Inc.	20,796	119
	Anest Iwata Corp.	13,700	119
	Toenec Corp.	18,000	119
	YAKUODO Holdings Co. Ltd.	9,600	119
	V Technology Co. Ltd.	7,900	118
	Nissei ASB Machine Co. Ltd.	3,400	118
	Kisoji Co. Ltd.	8,400	117
	Doshisha Co. Ltd.	8,500	116
	France Bed Holdings Co. Ltd.	14,000	116
	West Holdings Corp.	11,464	116
	Bank of Saga Ltd.	7,600	114
	Aiphone Co. Ltd.	6,500	113
	VT Holdings Co. Ltd.	33,400	113
	JCR Pharmaceuticals Co. Ltd.	31,800	113
	Kurimoto Ltd.	3,900	112
	Daikokutenbussan Co. Ltd.	2,300	112
*	Istyle Inc.	33,400	112
	CMK Corp.	37,500	111

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Cosel Co. Ltd.	16,900	111
	Kojima Co. Ltd.	17,300	111
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	111
	Nagaileben Co. Ltd.	8,300	111
	LIFULL Co. Ltd.	86,800	111
*	Jamco Corp.	9,600	110
	Nippon Coke & Engineering Co. Ltd.	178,300	110
	Softcreate Holdings Corp.	7,442	110
	Nittoku Co. Ltd.	8,100	110
[2]	OSAKA Titanium Technologies Co. Ltd.	8,900	108
	Sanshin Electronics Co. Ltd.	8,600	108
	Sato Holdings Corp.	7,600	108
	Aeon Hokkaido Corp.	18,800	108
	Belluna Co. Ltd.	18,900	107
	Kyodo Printing Co. Ltd.	3,900	107
	Sankyo Tateyama Inc.	27,800	107
	BRONCO BILLY Co. Ltd.	4,600	107
*,2	Oisix ra daichi Inc.	11,100	106
	Transaction Co. Ltd.	8,500	106
	Retail Partners Co. Ltd.	12,800	105
	Tachibana Eletech Co. Ltd.	6,100	105
	PHC Holdings Corp.	15,700	105
	GMO Financial Holdings Inc.	23,000	105
	Mitsuba Corp.	18,300	104
[2]	Tama Home Co. Ltd.	4,900	104
	MARUKA FURUSATO Corp.	6,900	104
	Shinwa Co. Ltd.	5,400	103
	TV Asahi Holdings Corp.	6,500	103
	Halows Co. Ltd.	4,200	103
	Toho Titanium Co. Ltd.	15,500	103
	TOKAI Holdings Corp.	17,000	103
	Hoosiers Holdings Co. Ltd.	15,000	101
	Nippon Parking Development Co. Ltd.	73,400	100
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	100
	Daikyonishikawa Corp.	24,500	100
	Ki-Star Real Estate Co. Ltd.	3,600	100
	giftee Inc.	11,127	99
	Seikitokyu Kogyo Co. Ltd.	10,000	99
	Tokyo Individualized Educational Institute Inc.	43,400	98
	Futaba Corp.	31,400	98
	Yondoshi Holdings Inc.	7,900	97
	Chubu Steel Plate Co. Ltd.	6,500	97
	Genki Global Dining Concepts Corp.	4,783	97
	Chiyoda Integre Co. Ltd.	5,125	96
	Shinko Shoji Co. Ltd.	14,700	96
	Itochu-Shokuhin Co. Ltd.	2,000	95
	Sintokogio Ltd.	15,900	95
	Akatsuki Inc.	4,989	95
	Unipres Corp.	13,300	94
	Yamashin-Filter Corp.	23,051	94
	HI-LEX Corp.	9,400	94
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	94
	Mandom Corp.	11,800	93
	Sakai Moving Service Co. Ltd.	6,000	93
	Matsuya Co. Ltd.	13,300	92
	Tokushu Tokai Paper Co. Ltd.	4,000	92
	Daikoku Denki Co. Ltd.	4,900	91
	Toyo Kanetsu KK	3,600	91
	SBI ARUHI Corp.	15,956	91
	Sumitomo Seika Chemicals Co. Ltd.	3,000	90
	Tochigi Bank Ltd.	48,000	90
	Toyo Corp.	9,800	90
	Daito Pharmaceutical Co. Ltd.	6,710	90
	Bell System24 Holdings Inc.	11,000	90
	GLOBERIDE Inc.	7,200	89
	Kappa Create Co. Ltd.	9,500	89
	Proto Corp.	11,100	89
*	PIA Corp.	4,300	88
	Ines Corp.	7,400	88
	Rheon Automatic Machinery Co. Ltd.	9,280	88

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Tokai Corp.	6,200	88
	World Co. Ltd.	5,500	88
	Universal Entertainment Corp.	12,041	88
	Hisaka Works Ltd.	12,900	87
	Matsuda Sangyo Co. Ltd.	4,300	87
	GREE Holdings Inc.	29,100	87
	M&A Capital Partners Co. Ltd.	4,400	87
	Kamei Corp.	7,500	86
	ValueCommerce Co. Ltd.	11,100	86
	Alpen Co. Ltd.	6,200	85
	Siix Corp.	11,600	84
*	KNT-CT Holdings Co. Ltd.	10,900	84
	Yokorei Co. Ltd.	15,100	84
	ZIGExN Co. Ltd.	28,100	84
	Intage Holdings Inc.	8,100	83
	Nihon Nohyaku Co. Ltd.	17,100	83
	G-Tekt Corp.	7,500	83
	Osaka Steel Co. Ltd.	5,500	83
	JAC Recruitment Co. Ltd.	18,800	83
	Management Solutions Co. Ltd.	7,467	83
	Mars Group Holdings Corp.	4,000	82
	Rock Field Co. Ltd.	8,000	82
	Ryoden Corp.	5,100	82
	Pack Corp.	3,600	82
	Yahagi Construction Co. Ltd.	8,200	82
	Chuo Spring Co. Ltd.	8,200	81
*	Pacific Metals Co. Ltd.	8,200	81
	Amvis Holdings Inc.	19,211	81
	Hochiki Corp.	5,000	80
	Koa Corp.	12,600	80
	Miroku Jyoho Service Co. Ltd.	6,500	80
*	Fujio Food Group Inc.	11,300	79
	FULLCAST Holdings Co. Ltd.	8,066	78
	Kawada Technologies Inc.	4,500	78
	Vector Inc.	11,600	78
	MTI Ltd.	11,600	77
	Weathernews Inc.	3,400	77
*	eRex Co. Ltd.	15,000	77
	Shima Seiki Manufacturing Ltd.	11,600	76
	METAWATER Co. Ltd.	6,400	76
	Maxvalu Tokai Co. Ltd.	3,600	76
	Carta Holdings Inc.	8,300	76
	Neturen Co. Ltd.	11,600	75
	AOKI Holdings Inc.	8,800	74
*	SRE Holdings Corp.	3,360	73
	Shin Nippon Biomedical Laboratories Ltd.	6,500	71
*,2	Demae-Can Co. Ltd.	46,700	71
	Cawachi Ltd.	4,000	69
	ES-Con Japan Ltd.	10,700	69
	Honeys Holdings Co. Ltd.	6,260	69
	Midac Holdings Co. Ltd.	6,500	69
	Nitto Kohki Co. Ltd.	4,500	68
	Melco Holdings Inc.	4,900	68
	Takamiya Co. Ltd.	25,800	68
	Mitsubishi Research Institute Inc.	2,200	68
	JM Holdings Co. Ltd.	4,400	68
	Sparx Group Co. Ltd.	7,140	67
	Central Security Patrols Co. Ltd.	3,519	66
	Shibusawa Logistics Corp.	3,300	66
	Takaoka Toko Co. Ltd.	4,900	66
	NEC Capital Solutions Ltd.	2,600	66
	Giken Ltd.	6,700	65
[2]	Gamecard-Joyco Holdings Inc.	4,000	64
	Seikagaku Corp.	12,300	63
	Fudo Tetra Corp.	4,400	62
	Tv Tokyo Holdings Corp.	3,000	62
[2]	Aeon Fantasy Co. Ltd.	3,300	61
	Okuwa Co. Ltd.	11,800	61
	Ebase Co. Ltd.	15,000	61
	Toa Corp. (XTKS)	9,800	60

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Xebio Holdings Co. Ltd.	7,400	60
	Maezawa Kyuso Industries Co. Ltd.	6,900	59
	Kintetsu Department Store Co. Ltd.	4,000	58
[2]	Pharma Foods International Co. Ltd.	9,100	58
	Alpha Systems Inc.	2,500	57
	Icom Inc.	3,100	56
*,2	Japan Display Inc.	434,300	56
	BrainPad Inc.	7,710	56
	COLOPL Inc.	17,400	55
	Solasto Corp.	18,000	55
	Link & Motivation Inc.	15,500	54
	Advan Group Co. Ltd.	8,200	53
	YA-MAN Ltd.	11,400	53
*	FDK Corp.	12,000	50
	Nippon Sharyo Ltd.	3,483	50
	Arakawa Chemical Industries Ltd.	6,800	49
	Elan Corp.	10,200	49
	G-7 Holdings Inc.	5,200	49
	Central Sports Co. Ltd.	3,050	48
	World Holdings Co. Ltd.	3,700	48
	Taki Chemical Co. Ltd.	2,200	47
	Gecoss Corp.	6,800	45
	Artnature Inc.	8,600	45
	Airtrip Corp.	5,625	45
	Shimadaya Corp.	4,900	45
	Ichikoh Industries Ltd.	17,000	44
	Sankyo Seiko Co. Ltd.	10,900	43
	LITALICO Inc.	6,100	43
	Taiho Kogyo Co. Ltd.	10,100	42
	Tokyo Energy & Systems Inc.	6,000	42
	Ohara Inc.	5,800	42
	WDB Holdings Co. Ltd.	3,740	42
*,2	W-Scope Corp.	25,900	42
	Tsubaki Nakashima Co. Ltd.	14,100	42
	Fukui Computer Holdings Inc.	2,200	41
*	Optim Corp.	8,298	41
	Sanoh Industrial Co. Ltd.	8,600	40
	S-Pool Inc.	21,565	39
	JDC Corp.	12,200	39
	Shindengen Electric Manufacturing Co. Ltd.	2,400	37
	Tomoku Co. Ltd.	2,400	37
*,2	Sourcenext Corp.	24,700	35
	Tsutsumi Jewelry Co. Ltd.	2,300	35
[2]	CHIMNEY Co. Ltd.	4,600	35
	GMO GlobalSign Holdings KK	2,222	35
	Sekisui Kasei Co. Ltd.	14,700	33
	Takatori Corp.	3,306	33
	Daisyo Corp.	4,500	32
	JSP Corp.	2,300	32
	Tosho Co. Ltd.	7,200	32
	Marvelous Inc.	7,600	28
	Inui Global Logistics Co. Ltd.	2,647	28
	Nakayama Steel Works Ltd.	5,000	25
[2]	Abalance Corp.	6,200	25
	Atrae Inc.	5,000	24
	Shinsho Corp.	600	24
*	TerraSky Co. Ltd.	1,312	22
*	Net Protections Holdings Inc.	7,200	22
*	Nippon Chemi-Con Corp.	3,000	19
	Media Do Co. Ltd.	1,830	18
	Oro Co. Ltd.	1,142	18
	Japan Medical Dynamic Marketing Inc.	3,957	16
	Fibergate Inc.	2,603	16
	IR Japan Holdings Ltd.	3,100	15
	Tess Holdings Co. Ltd.	6,600	11
	Marudai Food Co. Ltd.	700	7
*	Gunosy Inc.	1,500	6
*,2	Open Door Inc.	800	3
			3,065,792

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
Kuwait (0.1%)
	Kuwait Finance House KSCP	6,889,387	17,537
	National Bank of Kuwait SAKP	4,788,536	14,951
	Mobile Telecommunications Co. KSCP	1,376,767	2,018
	Boubyan Bank KSCP	972,442	1,978
	Gulf Bank KSCP	1,247,958	1,244
	Mabanee Co. KPSC	366,078	944
	National Industries Group Holding SAK	967,202	830
	Kuwait International Bank KSCP	1,234,120	823
	Boursa Kuwait Securities Co. KPSC	100,227	792
	Agility Public Warehousing Co. KSC	902,851	734
	Al Ahli Bank of Kuwait KSCP	638,172	613
*	Warba Bank KSCP	763,163	583
	Kuwait Real Estate Co. KSC	522,606	559
	Commercial Real Estate Co. KSC	857,274	547
	Humansoft Holding Co. KSC	63,728	530
	Boubyan Petrochemicals Co. KSCP	185,530	401
*	Kuwait Projects Co. Holding KSCP	1,240,897	389
	Gulf Cables & Electrical Industries Group Co. KSCP	62,071	364
	Burgan Bank SAK	518,660	347
	Integrated Holding Co. KCSC	194,892	328
	Kuwait Telecommunications Co.	172,303	311
	Salhia Real Estate Co. KSCP	206,279	276
*	Jazeera Airways Co. KSCP	48,664	150
*	National Real Estate Co. KPSC	567,110	146
*	Alimtiaz Investment Group KSC	502,896	102
			47,497
Malaysia (0.2%)
	Malayan Banking Bhd.	4,637,681	10,752
	CIMB Group Holdings Bhd.	5,081,452	9,122
	Public Bank Bhd.	9,241,830	8,927
	Tenaga Nasional Bhd.	2,825,474	8,612
	Ihh Healthcare Bhd.	1,917,320	3,078
	Gamuda Bhd.	3,207,600	2,899
	AMMB Holdings Bhd.	2,049,973	2,591
	Press Metal Aluminium Holdings Bhd.	2,220,160	2,431
	SD Guthrie Bhd.	2,223,475	2,413
	Petronas Gas Bhd.	593,300	2,285
	CelcomDigi Bhd.	2,455,000	2,062
	MISC Bhd.	1,244,921	2,019
	Petronas Chemicals Group Bhd.	1,756,589	1,831
	RHB Bank Bhd.	1,245,250	1,795
	Malaysia Airports Holdings Bhd.	727,700	1,785
	Hong Leong Bank Bhd.	382,600	1,731
	Sunway Bhd.	1,627,200	1,583
	Kuala Lumpur Kepong Bhd.	339,300	1,513
	IOI Corp. Bhd.	1,799,740	1,499
	Maxis Bhd.	1,773,800	1,383
	Axiata Group Bhd.	2,682,651	1,333
	YTL Corp. Bhd.	3,111,512	1,324
	Genting Malaysia Bhd.	2,436,400	1,216
	PPB Group Bhd.	435,840	1,167
	IJM Corp. Bhd.	2,131,720	1,138
	Sime Darby Bhd.	2,256,875	1,136
	YTL Power International Bhd.	1,592,300	1,114
	Genting Bhd.	1,326,100	1,078
	Inari Amertron Bhd.	1,844,275	1,042
	QL Resources Bhd.	979,435	1,003
[1]	MR DIY Group M Bhd.	2,661,150	1,000
	Dialog Group Bhd.	2,279,748	969
	Telekom Malaysia Bhd.	645,500	953
	Petronas Dagangan Bhd.	204,400	899
	KPJ Healthcare Bhd.	1,748,200	883
	United Plantations Bhd.	124,600	855
	Hartalega Holdings Bhd.	1,131,300	838
	TIME dotCom Bhd.	800,900	834
	Bursa Malaysia Bhd.	427,350	800
	Sime Darby Property Bhd.	2,502,041	792
	Nestle Malaysia Bhd.	39,000	786

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Top Glove Corp. Bhd.	2,903,100	779
	Frontken Corp. Bhd.	863,300	726
	Alliance Bank Malaysia Bhd.	622,400	725
	Yinson Holdings Bhd.	1,277,120	667
	IGB REIT	1,339,900	652
	My EG Services Bhd.	2,904,500	619
	Carlsberg Brewery Malaysia Bhd. Class B	136,198	606
	Hong Leong Financial Group Bhd.	147,842	600
	Fraser & Neave Holdings Bhd.	102,400	584
	Axis REIT	1,351,800	540
	SP Setia Bhd. Group	1,609,800	485
	Heineken Malaysia Bhd.	87,399	477
	IOI Properties Group Bhd.	951,400	449
	Kossan Rubber Industries Bhd.	869,600	436
	HAP Seng Consolidated Bhd.	531,000	393
	VS Industry Bhd.	1,525,200	357
	Bank Islam Malaysia Bhd.	613,100	337
*	Greatech Technology Bhd.	741,800	332
	CTOS Digital Bhd.	1,210,400	322
*	Bumi Armada Bhd.	2,007,550	296
	Scientex Bhd.	313,200	283
	Mah Sing Group Bhd.	891,500	283
*	Berjaya Corp. Bhd.	3,770,560	257
	Malaysian Pacific Industries Bhd.	47,200	234
	Pentamaster Corp. Bhd.	286,500	221
	MBSB Bhd.	1,361,200	218
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	206
	Cahya Mata Sarawak Bhd.	742,200	176
*	Supermax Corp. Bhd.	719,433	172
	BerMaz Auto Bhd.	575,020	165
	UEM Sunrise Bhd.	780,000	161
	Padini Holdings Bhd.	353,550	158
	British American Tobacco Malaysia Bhd.	94,900	153
	D&O Green Technologies Bhd.	387,200	153
	Malaysian Resources Corp. Bhd.	1,216,600	136
*	Chin Hin Group Bhd.	263,798	134
	FGV Holdings Bhd.	539,000	133
*	WCT Holdings Bhd.	714,641	133
*	UWC Bhd.	206,100	127
	Hibiscus Petroleum Bhd.	300,760	124
	Velesto Energy Bhd.	2,852,563	121
*	Dagang NeXchange Bhd.	1,278,800	104
	Sports Toto Bhd.	283,099	99
	DRB-Hicom Bhd.	333,800	74
*,1	Lotte Chemical Titan Holding Bhd.	409,200	53
*	Astro Malaysia Holdings Bhd.	557,587	28
	Westports Holdings Bhd.	17,009	17
	ViTrox Corp. Bhd.	15,800	14
	Sunway REIT	25,813	11
			106,001
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	1,804,603	12,471
	America Movil SAB de CV Series B	14,264,375	9,961
	Grupo Mexico SAB de CV Series B	1,977,383	9,694
	Fomento Economico Mexicano SAB de CV	1,082,266	9,200
	Wal-Mart de Mexico SAB de CV	3,188,359	8,265
	Cemex SAB de CV	9,355,702	5,553
	Grupo Aeroportuario del Pacifico SAB de CV Class B	246,575	4,557
	Grupo Bimbo SAB de CV Series A	1,380,800	3,626
	Grupo Aeroportuario del Sureste SAB de CV Class B	119,326	3,242
*	Grupo Financiero Inbursa SAB de CV Class O	1,523,300	3,239
	Arca Continental SAB de CV	337,200	3,082
	Coca-Cola Femsa SAB de CV	317,760	2,496
	Grupo Bimbo SAB de CV Series A1	358,267	2,054
	Gruma SAB de CV Class B	112,940	1,957
	Prologis Property Mexico SA de CV	605,818	1,889
*	Industrias Penoles SAB de CV	123,578	1,748
	Fibra Uno Administracion SA de CV	1,603,873	1,662
	Alfa SAB de CV Class A	1,876,416	1,537

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Grupo Aeroportuario del Centro Norte SAB de CV	157,488	1,487
	Corp. Inmobiliaria Vesta SAB de CV	488,001	1,276
	Promotora y Operadora de Infraestructura SAB de CV	122,906	1,161
	Qualitas Controladora SAB de CV	138,564	1,152
	Grupo Comercial Chedraui SA de CV	174,159	1,004
[1]	Banco del Bajio SA	425,238	971
	GCC SAB de CV	99,200	922
	Regional SAB de CV	135,400	885
	Kimberly-Clark de Mexico SAB de CV Class A	486,800	728
	Gentera SAB de CV	525,200	689
[1]	FIBRA Macquarie Mexico	434,428	662
	Alsea SAB de CV	306,800	654
	El Puerto de Liverpool SAB de CV Class C1	118,800	595
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	648,600	549
	Genomma Lab Internacional SAB de CV Class B	388,063	529
	Grupo Televisa SAB Series CPO	1,334,134	509
	La Comer SAB de CV	270,574	442
	Bolsa Mexicana de Valores SAB de CV	274,000	422
	Operadora De Sites Mexicanos SAB de CV Class A-1	753,665	359
	Orbia Advance Corp. SAB de CV	512,958	327
	Megacable Holdings SAB de CV	146,462	289
	Becle SAB de CV	286,000	253
*,1	Grupo Traxion SAB de CV	280,535	226
*,1	Nemak SAB de CV	1,469,999	165
	Alpek SAB de CV	188,017	133
	Concentradora Fibra Danhos SA de CV	111,508	114
*	Ollamani SAB	36,283	62
	Grupo Rotoplas SAB de CV	71,921	61
			102,859
Netherlands (0.9%)
	ASML Holding NV	244,890	181,161
	ING Groep NV	1,949,066	32,395
	Prosus NV	835,831	31,927
*,1	Adyen NV	18,625	30,063
	Wolters Kluwer NV	145,819	26,490
	Koninklijke Ahold Delhaize NV	582,107	20,635
	ASM International NV	29,049	16,854
*	Koninklijke Philips NV	501,139	13,813
	Universal Music Group NV	466,972	13,025
	Heineken NV	172,361	11,975
	DSM-Firmenich AG	108,497	11,076
	Koninklijke KPN NV	2,355,489	8,523
	NN Group NV	168,130	7,717
	ArcelorMittal SA	307,031	7,653
	BE Semiconductor Industries NV	49,663	6,334
	Akzo Nobel NV	109,716	6,232
	EXOR NV	62,387	5,911
	IMCD NV	34,863	5,460
[1]	ABN AMRO Bank NV	307,629	5,160
	Heineken Holding NV	78,934	4,759
	Aegon Ltd.	673,263	4,395
	ASR Nederland NV	86,565	4,266
*,1	CVC Capital Partners plc	134,098	3,175
	Randstad NV	70,082	3,025
	Arcadis NV	42,454	2,424
*	InPost SA	147,259	2,409
	Aalberts NV	55,669	1,965
	Koninklijke Vopak NV	36,924	1,695
	SBM Offshore NV	90,405	1,689
[2]	JDE Peet's NV	96,436	1,684
*,1	Just Eat Takeaway.com NV	136,137	1,644
[1]	Signify NV	71,909	1,552
	Van Lanschot Kempen NV	21,963	1,081
[1]	CTP NV	63,098	1,049
	Fugro NV	65,283	1,042
	Allfunds Group plc	183,774	945
*,1,2	Basic-Fit NV	32,199	814
	TKH Group NV	21,594	795
	Corbion NV	33,842	790

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Koninklijke BAM Groep NV	154,189	677
*	Galapagos NV	28,777	661
	OCI NV	57,213	659
*	Havas NV	405,631	639
	Eurocommercial Properties NV	25,151	614
	APERAM SA	22,041	608
	Flow Traders Ltd.	18,375	462
	Wereldhave NV	26,723	405
	NSI NV	15,668	355
	AMG Critical Materials NV	15,733	228
[2]	PostNL NV	207,848	212
	Sligro Food Group NV	19,031	209
	Brunel International NV	20,680	201
*	TomTom NV	34,247	181
*,1	Alfen NV	9,130	134
[1]	B&S Group Sarl	5,733	25
			489,872
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	363,152	7,683
	Auckland International Airport Ltd.	1,071,872	5,228
	Infratil Ltd.	618,739	3,911
	Meridian Energy Ltd.	860,570	2,861
	Contact Energy Ltd.	517,465	2,714
	EBOS Group Ltd.	93,903	2,118
	Spark New Zealand Ltd.	1,235,732	2,027
	Mainfreight Ltd.	47,820	1,941
*	a2 Milk Co. Ltd.	446,696	1,618
	Mercury NZ Ltd.	379,901	1,351
*	Fletcher Building Ltd.	752,098	1,210
	Summerset Group Holdings Ltd.	139,748	1,022
*	Ryman Healthcare Ltd.	338,359	831
	Precinct Properties Group	1,063,052	739
	Goodman Property Trust	575,791	677
	Freightways Group Ltd.	105,864	638
	Kiwi Property Group Ltd.	1,021,980	524
	Genesis Energy Ltd.	322,597	400
	SKYCITY Entertainment Group Ltd.	397,584	313
	Argosy Property Ltd.	530,244	304
	Air New Zealand Ltd.	830,223	295
	Vector Ltd.	132,396	294
	Stride Property Group	344,664	250
	Scales Corp. Ltd.	90,087	206
	SKY Network Television Ltd.	112,768	178
*	Oceania Healthcare Ltd.	327,119	151
			39,484
Norway (0.2%)
	DNB Bank ASA	618,084	13,129
	Equinor ASA	510,343	12,291
	Kongsberg Gruppen ASA	48,190	5,720
	Mowi ASA	273,069	5,476
	Norsk Hydro ASA	795,449	4,691
	Telenor ASA	374,933	4,584
	Aker BP ASA	209,907	4,381
	Orkla ASA	465,960	4,327
	Yara International ASA	101,715	3,045
	Storebrand ASA	254,573	2,998
	Subsea 7 SA	140,751	2,322
	TOMRA Systems ASA	146,230	2,161
	Gjensidige Forsikring ASA	104,045	2,133
	SpareBank 1 Sor-Norge ASA	147,762	2,106
	Salmar ASA	38,702	2,046
	Bakkafrost P/F	34,809	1,984
	Var Energi ASA	528,694	1,625
	Schibsted ASA Class B	54,068	1,546
	Schibsted ASA Class A	51,603	1,532
[2]	Frontline plc	84,123	1,476
	SpareBank 1 SMN	86,574	1,397
	Protector Forsikring ASA	40,542	1,183
*	Nordic Semiconductor ASA	117,205	1,177

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	TGS ASA	116,160	1,169
	Borregaard ASA	56,681	1,018
	Atea ASA	73,627	939
*	DOF Group ASA	106,705	896
	Hafnia Ltd.	166,090	875
	Veidekke ASA	63,125	806
	Leroy Seafood Group ASA	160,405	795
[1]	Europris ASA	101,312	739
	Aker ASA Class A	12,925	694
	Golden Ocean Group Ltd.	73,036	676
	Hoegh Autoliners ASA	73,518	667
*	Cadeler A/S	121,015	642
[1]	BW LPG Ltd.	46,642	589
*,1	AutoStore Holdings Ltd.	647,251	580
*,1	Scatec ASA	76,494	535
	DNO ASA	463,294	534
	Wallenius Wilhelmsen ASA	62,865	506
*,1	Crayon Group Holding ASA	51,018	476
	FLEX LNG Ltd.	16,706	427
	Austevoll Seafood ASA	43,237	422
	Aker Solutions ASA	140,416	399
	MPC Container Ships ASA	239,008	387
*,1	Elkem ASA	194,024	382
*,1	Entra ASA	35,351	366
	Stolt-Nielsen Ltd.	13,940	360
*	Bluenord ASA	5,714	339
*	Hexagon Composites ASA	82,358	273
	Bonheur ASA	11,634	251
	Wilh Wilhelmsen Holding ASA Class A	6,785	247
*,2	NEL ASA	943,855	197
[2]	Grieg Seafood ASA	26,579	176
	BW Offshore Ltd.	39,903	112
*	BW Energy Ltd.	47,294	110
*	Aker Carbon Capture ASA	143,141	83
			100,997
Philippines (0.0%)
	International Container Terminal Services Inc.	693,440	4,141
	Bdo Unibank Inc.	1,436,342	3,381
	SM Prime Holdings Inc.	6,805,550	2,691
	Bank of the Philippine Islands	1,277,316	2,544
	Ayala Corp.	190,075	1,769
	Ayala Land Inc.	4,444,700	1,691
	Metropolitan Bank & Trust Co.	1,120,809	1,329
	PLDT Inc.	54,800	1,254
	Manila Electric Co.	157,675	1,209
	Jollibee Foods Corp.	270,880	1,029
	Globe Telecom Inc.	19,369	732
	AREIT Inc.	909,600	654
	JG Summit Holdings Inc.	1,846,223	510
	Universal Robina Corp.	488,300	508
	GT Capital Holdings Inc.	57,715	488
	DMCI Holdings Inc.	2,550,100	476
[1]	Monde Nissin Corp.	4,179,000	475
	Semirara Mining & Power Corp.	750,736	445
	Century Pacific Food Inc.	702,400	441
	Robinson's Land Corp.	1,747,361	376
	Converge Information & Communications Technology Solutions Inc.	1,323,800	362
	ACEN Corp.	6,452,188	342
	LT Group Inc.	1,831,100	334
	Puregold Price Club Inc.	511,480	216
	Megaworld Corp.	6,892,900	209
*	Bloomberry Resorts Corp.	2,414,100	142
	Wilcon Depot Inc.	965,800	139
	First Gen Corp.	286,238	83
	D&L Industries Inc.	751,700	77
*	Cebu Air Inc.	151,069	75
	Alliance Global Group Inc.	346,509	36
	DigiPlus Interactive Corp.	38,100	18
	San Miguel Corp.	11,305	13

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Aboitiz Power Corp.	16,712	11
			28,200
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	538,657	8,838
	ORLEN SA	349,006	4,602
	Bank Polska Kasa Opieki SA	112,864	4,427
	Powszechny Zaklad Ubezpieczen SA	333,770	4,092
*,1	Dino Polska SA	30,620	3,387
	LPP SA	823	3,321
	Santander Bank Polska SA	23,403	2,905
	KGHM Polska Miedz SA	84,346	2,586
	CD Projekt SA	48,629	2,515
*,1	Allegro.eu SA	340,257	2,497
	Alior Bank SA	63,218	1,459
	Grupa Kety SA	7,146	1,339
*	mBank SA	7,681	1,186
	Benefit Systems SA	1,519	1,114
	KRUK SA	10,557	1,110
*	CCC SA	25,575	1,075
*	Bank Millennium SA	384,495	980
	Asseco Poland SA	31,073	902
	Budimex SA	7,474	875
*	PGE Polska Grupa Energetyczna SA	515,663	827
	Orange Polska SA	415,849	815
[1]	XTB SA	45,150	727
	Bank Handlowy w Warszawie SA	20,504	494
*	Enea SA	142,764	490
*	Tauron Polska Energia SA	421,301	440
*	Cyfrowy Polsat SA	96,348	365
*	Pepco Group NV	76,976	325
	Warsaw Stock Exchange	26,461	270
*,2	Grupa Azoty SA	36,965	200
	AmRest Holdings SE	45,179	190
*,2	Jastrzebska Spolka Weglowa SA	31,151	177
			54,530
Portugal (0.0%)
	EDP SA	1,939,491	6,098
	Galp Energia SGPS SA	265,569	4,445
	Jeronimo Martins SGPS SA	166,019	3,272
	Banco Comercial Portugues SA Class R	4,841,376	2,527
	EDP Renovaveis SA	180,797	1,691
	NOS SGPS SA	150,083	528
	CTT-Correios de Portugal SA	84,886	518
	REN - Redes Energeticas Nacionais SGPS SA	197,664	487
	Sonae SGPS SA	501,344	468
	Navigator Co. SA	112,017	409
	Altri SGPS SA	31,778	190
	Corticeira Amorim SGPS SA	20,927	183
[2]	Mota-Engil SGPS SA	44,604	132
	Semapa-Sociedade de Investimento e Gestao	5,989	93
			21,041
Qatar (0.1%)
	Qatar National Bank QPSC	2,749,859	12,609
	Qatar Islamic Bank QPSC	1,023,932	5,792
	Industries Qatar QSC	995,897	3,755
	Ooredoo QPSC	766,594	2,720
	Commercial Bank PSQC	2,084,714	2,632
	Al Rayan Bank	3,918,419	2,569
	Qatar International Islamic Bank QSC	695,236	2,032
	Qatar Gas Transport Co. Ltd.	1,679,756	1,987
	Qatar Navigation QSC	646,832	1,945
	Mesaieed Petrochemical Holding Co.	3,635,228	1,528
	Qatar Electricity & Water Co. QSC	340,250	1,479
	Qatar Fuel QSC	346,556	1,458
	Barwa Real Estate Co.	1,438,922	1,131
	Dukhan Bank	1,056,822	1,070
	Doha Bank QPSC	1,482,769	843
	Vodafone Qatar QSC	1,348,214	763
	Qatar Aluminum Manufacturing Co.	1,449,416	544

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Gulf International Services QSC	464,828	431
	Al Meera Consumer Goods Co. QSC	71,449	286
	United Development Co. QSC	853,995	270
*	Ezdan Holding Group QSC	889,166	241
			46,085
Romania (0.0%)
	Banca Transilvania SA	517,740	2,957
	OMV Petrom SA	10,657,920	1,618
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	45,200	1,156
	Societatea Nationala Nuclearelectrica SA	47,861	407
	Societatea Energetica Electrica SA	122,863	358
*	MED Life SA	240,516	295
	One United Properties SA	1,547,518	137
	TTS Transport Trade Services SA	108,327	116
*	Teraplast SA	574,604	50
			7,094
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	11	—
*,3	Sberbank of Russia PJSC	4,728,611	—
*,3	LUKOIL PJSC ADR	3,780	—
*,3	Gazprom PJSC ADR	22,605	—
*,3	Alrosa PJSC	1,231,670	—
*,3	Polyus PJSC	13,233	—
*,3	Raspadskaya OJSC	42,160	—
*,3	Mechel PJSC	111,128	—
*,3	Rosneft Oil Co. PJSC	468,990	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	VTB Bank PJSC	419,083	—
*,3	Sistema AFK PAO	1,740,320	—
*,3	Severstal PAO PJSC	82,549	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
*,3	Sovcomflot PJSC	170,280	—
*,3	Bank St. Petersburg PJSC	83,530	—
*,1,3	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,226,235	32,341
[1]	Saudi Arabian Oil Co.	3,618,043	26,773
	Saudi National Bank	1,810,292	16,489
	ACWA Power Co.	135,142	14,736
	Saudi Telecom Co.	1,162,294	13,469
	Saudi Basic Industries Corp.	556,123	9,932
*	Saudi Arabian Mining Co.	754,516	9,788
	Riyad Bank	900,743	7,032
	Alinma Bank	746,588	5,939
	Saudi Awwal Bank	593,787	5,688
	Elm Co.	16,059	4,988
	Dr Sulaiman Al Habib Medical Services Group Co.	63,311	4,932
	SABIC Agri-Nutrients Co.	149,670	4,589
	Almarai Co. JSC	257,661	4,044
	Bank AlBilad	377,569	4,014
	Etihad Etisalat Co.	232,595	3,588
	Banque Saudi Fransi	750,094	3,210
	Arab National Bank	553,825	3,157
	Bupa Arabia for Cooperative Insurance Co.	46,573	2,309
	Saudi Electricity Co.	497,040	2,254
	Co. for Cooperative Insurance	46,580	1,885
	Riyadh Cables Group Co.	48,521	1,833
*	Saudi Research & Media Group	24,258	1,717
	Yanbu National Petrochemical Co.	169,076	1,690
	Saudi Tadawul Group Holding Co.	28,839	1,617
*	Bank Al-Jazira	303,842	1,525
	Saudi Investment Bank	362,422	1,459
	Mouwasat Medical Services Co.	57,252	1,405
*	Dar Al Arkan Real Estate Development Co.	315,938	1,390
*	Al Rajhi Co. for Co-operative Insurance	29,743	1,378
	Sahara International Petrochemical Co.	216,001	1,342
	Ades Holding Co.	275,073	1,316

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Arabian Internet & Communications Services Co.	14,822	1,260
	Jarir Marketing Co.	358,655	1,225
	Astra Industrial Group Co.	23,699	1,187
	SAL Saudi Logistics Services	15,707	1,146
	Aldrees Petroleum & Transport Services Co.	29,384	1,113
	Dallah Healthcare Co.	25,285	1,073
	Nahdi Medical Co.	32,545	1,023
	Saudi Industrial Investment Group	209,456	979
	Savola Group	90,330	939
	Saudi Airlines Catering Co.	25,356	896
[1]	Arabian Centres Co. Ltd.	151,596	857
	Saudia Dairy & Foodstuff Co.	9,727	857
	Saudi Ground Services Co.	56,915	816
	Saudi Aramco Base Oil Co.	27,242	810
	National Co. for Learning & Education	16,161	784
*	Saudi Kayan Petrochemical Co.	428,866	780
	Mobile Telecommunications Co. Saudi Arabia	275,878	779
	Retal Urban Development Co.	166,147	751
	Power & Water Utility Co. for Jubail & Yanbu	54,371	745
	Leejam Sports Co. JSC	15,151	736
	Abdullah Al Othaim Markets Co.	253,510	723
	Jamjoom Pharmaceuticals Factory Co.	16,579	722
*	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	39,418	716
*	Saudi Chemical Co. Holding	257,636	710
*	Seera Group Holding	110,208	707
*	Saudi Real Estate Co.	94,116	674
	National Gas & Industrialization Co.	23,169	650
*	Advanced Petrochemical Co.	77,019	645
	Yamama Cement Co.	61,689	618
	Electrical Industries Co.	311,049	606
	Arriyadh Development Co.	64,810	601
*	National Agriculture Development Co.	87,369	596
	Al Hammadi Holding	49,256	579
	United Electronics Co.	21,699	569
*	Middle East Healthcare Co.	25,278	550
	United International Transportation Co.	23,458	536
*	Middle East Paper Co.	52,411	531
	National Medical Care Co.	12,250	516
*	Arabian Contracting Services Co.	12,313	503
*	Rabigh Refining & Petrochemical Co.	230,070	501
*	National Industrialization Co. Class C	182,812	498
*	Najran Cement Co.	205,297	496
	Saudi Cement Co.	42,890	495
	Al Rajhi REIT	219,501	492
	East Pipes Integrated Co. for Industry	11,639	484
	Qassim Cement Co.	32,987	468
*	Emaar Economic City	95,737	463
	Arabian Drilling Co.	14,428	408
	Saudi Automotive Services Co.	20,807	406
	Al-Dawaa Medical Services Co.	18,308	389
	Al Masane Al Kobra Mining Co.	23,180	387
*	AlKhorayef Water & Power Technologies Co.	9,256	383
*	Al Moammar Information Systems Co.	8,935	370
*	Saudi Public Transport Co.	66,419	360
*	Perfect Presentation For Commercial Services Co.	90,198	348
	Southern Province Cement Co.	37,373	338
	Bawan Co.	20,681	320
	City Cement Co.	56,779	313
	BinDawood Holding Co.	175,250	308
*	Saudi Ceramic Co.	31,848	303
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	300
	Almunajem Foods Co.	11,114	291
	Etihad Atheeb Telecommunication Co.	10,398	289
	Yanbu Cement Co.	38,524	257
	Eastern Province Cement Co.	22,602	215
	Northern Region Cement Co.	76,004	195
	Arabian Cement Co.	23,203	167
*	Zamil Industrial Investment Co.	17,264	159
*	Sinad Holding Co.	27,983	108
*	Saudi Reinsurance Co.	5,469	86

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Herfy Food Services Co.	5,862	40
			238,974
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,258,425	41,191
	Oversea-Chinese Banking Corp. Ltd.	2,179,838	27,803
	United Overseas Bank Ltd.	748,900	20,587
	Singapore Telecommunications Ltd.	4,747,400	11,600
	Keppel Ltd.	960,213	4,770
	CapitaLand Integrated Commercial Trust	3,296,679	4,706
	Singapore Exchange Ltd.	499,010	4,490
	CapitaLand Ascendas REIT	2,216,013	4,201
	Singapore Airlines Ltd.	855,036	3,989
	Singapore Technologies Engineering Ltd.	928,400	3,295
	Wilmar International Ltd.	1,206,537	2,758
	Capitaland Investment Ltd.	1,484,400	2,672
	Sembcorp Industries Ltd.	543,831	2,225
	Mapletree Industrial Trust	1,317,592	2,031
*	Seatrium Ltd.	1,223,423	2,000
	Thai Beverage PCL	5,026,100	1,976
	NetLink NBN Trust	3,018,900	1,911
	Genting Singapore Ltd.	3,410,300	1,888
	Mapletree Logistics Trust	2,089,315	1,867
	Keppel DC REIT	1,007,444	1,625
	Venture Corp. Ltd.	167,400	1,554
	SATS Ltd.	522,636	1,301
	Mapletree Pan Asia Commercial Trust	1,442,859	1,278
	City Developments Ltd.	332,900	1,234
	ComfortDelGro Corp. Ltd.	1,166,300	1,209
	Jardine Cycle & Carriage Ltd.	54,888	1,124
	Suntec REIT	1,200,700	1,048
	Frasers Logistics & Commercial Trust	1,555,376	1,009
	UOL Group Ltd.	257,255	959
	Frasers Centrepoint Trust	609,452	957
	Keppel REIT	1,404,690	881
	CapitaLand Ascott Trust	1,340,015	881
	Keppel Infrastructure Trust	2,207,766	738
	Parkway Life REIT	247,986	705
	ESR-REIT	3,671,580	701
	Golden Agri-Resources Ltd.	3,488,800	628
	iFAST Corp. Ltd.	95,400	523
	Olam Group Ltd.	607,300	518
	Lendlease Global Commercial REIT	1,127,814	459
	PARAGON REIT	703,313	458
	Sheng Siong Group Ltd.	381,500	457
	Hutchison Port Holdings Trust	2,735,500	435
	Singapore Post Ltd.	1,025,300	418
	Capitaland India Trust	556,590	417
	Starhill Global REIT	1,044,000	391
	Digital Core REIT Management Pte. Ltd.	666,700	369
	Far East Hospitality Trust	820,200	365
	AIMS APAC REIT	383,363	364
	Bumitama Agri Ltd.	578,800	357
	CapitaLand China Trust	654,668	353
	StarHub Ltd.	384,200	347
	UMS Integration Ltd.	445,700	343
	CDL Hospitality Trusts	523,279	332
	First Resources Ltd.	293,100	312
	Raffles Medical Group Ltd.	493,400	303
	Stoneweg European REIT	166,820	270
	OUE REIT	1,210,175	262
	Riverstone Holdings Ltd.	320,000	240
	First REIT	1,043,136	211
	AEM Holdings Ltd.	177,254	193
	SIA Engineering Co. Ltd.	98,500	172
*	Keppel Pacific Oak US REIT	462,700	110
*	Manulife US REIT	783,584	74
	Nanofilm Technologies International Ltd.	74,400	39
*	COSCO Shipping International Singapore Co. Ltd.	379,700	38
	Prime US REIT	44,500	8

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*,2,3	Ezra Holdings Ltd.	344,056	—
*,3	Eagle Hospitality Trust	242,300	—
			172,930
South Africa (0.3%)
	Naspers Ltd. Class N	109,348	23,054
	FirstRand Ltd.	3,183,067	12,950
	Standard Bank Group Ltd.	840,839	9,802
	Gold Fields Ltd.	552,398	9,438
	Capitec Bank Holdings Ltd.	58,620	9,333
	Anglogold Ashanti plc	273,609	8,239
	MTN Group Ltd.	1,109,139	6,803
	Absa Group Ltd.	539,184	5,348
	Bid Corp. Ltd.	198,480	5,054
	Sanlam Ltd.	1,039,099	4,530
	Shoprite Holdings Ltd.	292,900	4,471
	Nedbank Group Ltd.	286,727	4,219
	Harmony Gold Mining Co. Ltd.	332,388	3,782
	Discovery Ltd.	318,251	3,080
	NEPI Rockcastle NV	373,423	2,815
	Bidvest Group Ltd.	199,885	2,727
[2]	Clicks Group Ltd.	141,388	2,721
*	Impala Platinum Holdings Ltd.	486,423	2,670
	Remgro Ltd.	333,915	2,573
	Reinet Investments SCA	90,558	2,236
	Mr Price Group Ltd.	164,108	2,188
[1,2]	Pepkor Holdings Ltd.	1,578,675	2,176
	Aspen Pharmacare Holdings Ltd.	224,127	2,137
	Vodacom Group Ltd.	334,653	1,957
[2]	Anglo American Platinum Ltd.	54,236	1,903
	Old Mutual Ltd.	2,816,207	1,864
	Woolworths Holdings Ltd.	594,471	1,848
	Sasol Ltd.	358,662	1,664
	Outsurance Group Ltd.	485,937	1,633
*	Sibanye Stillwater Ltd.	1,664,246	1,604
	Northam Platinum Holdings Ltd.	230,843	1,561
	Foschini Group Ltd.	194,024	1,474
	Tiger Brands Ltd.	95,538	1,414
*	Anglogold Ashanti plc (XNYS)	45,354	1,370
	Growthpoint Properties Ltd.	2,087,845	1,345
	Exxaro Resources Ltd.	141,825	1,328
	Momentum Group Ltd.	767,927	1,183
	Investec Ltd.	173,791	1,109
	Truworths International Ltd.	211,610	973
*	Multichoice Group	165,806	960
*	SPAR Group Ltd.	126,055	946
	AVI Ltd.	179,120	944
	Redefine Properties Ltd.	3,743,410	886
	Fortress Real Estate Investments Ltd. Class B	807,134	843
[2]	Sappi Ltd.	311,190	796
	Life Healthcare Group Holdings Ltd.	925,875	780
	Motus Holdings Ltd.	123,684	728
	Hyprop Investments Ltd.	283,893	668
	Vukile Property Fund Ltd.	703,474	654
	Kumba Iron Ore Ltd.	30,338	630
	Netcare Ltd.	772,623	586
	Barloworld Ltd.	100,195	576
	Thungela Resources Ltd.	73,464	535
	African Rainbow Minerals Ltd.	60,755	523
*	Pick n Pay Stores Ltd.	319,784	492
	Resilient REIT Ltd.	157,411	488
	Reunert Ltd.	125,079	458
	Santam Ltd.	21,925	430
	Coronation Fund Managers Ltd.	206,818	405
[1]	Dis-chem Pharmacies Ltd.	207,475	379
	AECI Ltd.	84,156	373
	Hosken Consolidated Investments Ltd.	40,581	330
	Attacq Ltd.	475,772	330
	Equites Property Fund Ltd.	436,346	330
[2]	Super Group Ltd.	216,350	328

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	MAS plc	280,278	327
	Afrimat Ltd.	84,822	285
	Omnia Holdings Ltd.	78,627	282
*	Telkom SA SOC Ltd.	152,632	273
	Grindrod Ltd.	410,899	269
[2]	DataTec Ltd.	96,451	255
	DRDGOLD Ltd.	235,199	240
	Ninety One Ltd.	117,635	216
	We Buy Cars Holdings Ltd.	94,241	205
	Astral Foods Ltd.	21,408	203
	Sun International Ltd.	95,252	203
	Burstone Group Ltd.	400,652	183
*	KAP Ltd.	1,215,044	176
	Curro Holdings Ltd.	249,842	167
	JSE Ltd.	7,145	45
			175,303
South Korea (0.9%)
	Samsung Electronics Co. Ltd. (XKRX)	2,961,415	105,763
	SK Hynix Inc.	335,898	45,222
*	NAVER Corp.	85,360	12,641
	Hyundai Motor Co.	85,900	12,090
	Celltrion Inc.	96,213	11,825
	Kia Corp.	156,056	10,889
	KB Financial Group Inc.	165,527	10,370
	Shinhan Financial Group Co. Ltd.	292,728	10,197
*,1	Samsung Biologics Co. Ltd.	11,313	8,367
	POSCO Holdings Inc.	42,198	7,518
	Hyundai Mobis Co. Ltd.	38,768	6,996
*	Alteogen Inc.	26,436	6,697
	Hana Financial Group Inc.	159,923	6,619
*	LG Energy Solution Ltd.	24,778	5,965
	Kakao Corp.	211,017	5,540
*	Krafton Inc.	21,728	5,414
	Hanwha Aerospace Co. Ltd.	19,330	5,296
	Samsung Fire & Marine Insurance Co. Ltd.	19,862	5,184
	Woori Financial Group Inc.	441,399	4,856
*	LG Chem Ltd. (XKRX)	29,103	4,720
	Samsung SDI Co. Ltd. (XKRX)	30,824	4,670
*	Doosan Enerbility Co. Ltd.	285,235	4,655
	KT&G Corp.	61,037	4,629
	Meritz Financial Group Inc.	55,457	4,338
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	26,635	4,222
	Samsung C&T Corp.	50,595	4,148
*	HLB Inc.	74,723	4,119
	HD Hyundai Electric Co. Ltd.	13,628	3,808
*	SK Square Co. Ltd.	58,095	3,712
	LG Electronics Inc. (XKRX)	63,163	3,639
*	Samsung Heavy Industries Co. Ltd.	400,182	3,559
*	SK Innovation Co. Ltd.	36,391	3,171
	Samsung Electro-Mechanics Co. Ltd.	33,447	3,064
	Yuhan Corp.	32,990	2,923
	Samsung Life Insurance Co. Ltd.	46,203	2,819
*	Hyundai Heavy Industries Co. Ltd.	13,256	2,819
	LG Corp.	52,482	2,690
	Hyundai Glovis Co. Ltd.	24,430	2,496
	KB Financial Group Inc. ADR (XNYS)	39,869	2,491
*	Ecopro Co. Ltd.	59,696	2,482
*	Ecopro BM Co. Ltd.	27,552	2,459
*	HMM Co. Ltd.	183,726	2,395
	Korea Zinc Co. Ltd.	4,232	2,393
*	Korea Electric Power Corp.	163,008	2,353
	Korean Air Lines Co. Ltd.	138,504	2,351
*	Hanwha Ocean Co. Ltd.	57,347	2,242
	Samsung SDS Co. Ltd.	26,471	2,189
	SK Inc.	21,206	2,147
	Hanmi Semiconductor Co. Ltd.	26,832	2,057
	HYBE Co. Ltd.	12,682	1,957
	KakaoBank Corp.	131,263	1,903
	Coway Co. Ltd.	34,885	1,845

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	DB Insurance Co. Ltd.	26,486	1,762
	Hyundai Rotem Co. Ltd.	43,391	1,757
	Industrial Bank of Korea	162,267	1,729
	POSCO Future M Co. Ltd.	17,331	1,687
*	LigaChem Biosciences Inc.	17,750	1,531
	Korea Aerospace Industries Ltd.	41,870	1,530
	Amorepacific Corp.	16,665	1,480
	LS Electric Co. Ltd.	9,019	1,425
	HD Hyundai Co. Ltd.	24,902	1,417
	BNK Financial Group Inc.	160,128	1,335
	JB Financial Group Co. Ltd.	96,140	1,303
*	SK Biopharmaceuticals Co. Ltd.	17,234	1,283
	Hankook Tire & Technology Co. Ltd.	44,973	1,262
	Samyang Foods Co. Ltd.	2,676	1,253
	Korea Investment Holdings Co. Ltd.	22,980	1,250
*	LG Display Co. Ltd.	196,099	1,241
*	SKC Co. Ltd.	11,579	1,236
	Hyosung Heavy Industries Corp.	3,869	1,187
	Samsung Securities Co. Ltd.	37,845	1,180
	Samsung E&A Co. Ltd.	94,870	1,170
*	NCSoft Corp.	9,398	1,112
*	Sam Chun Dang Pharm Co. Ltd.	8,836	1,108
*	LG H&H Co. Ltd. (XKRX)	5,185	1,090
*	Orion Corp.	15,689	1,090
	Hanjin Kal Corp.	18,400	1,058
*	Rainbow Robotics	5,152	1,053
*	HD Hyundai Mipo	12,355	1,050
	LIG Nex1 Co. Ltd.	6,458	1,002
	Doosan Bobcat Inc.	29,777	978
*	Ecopro Materials Co. Ltd.	20,248	977
	S-Oil Corp.	23,011	963
*	Enchem Co. Ltd.	10,835	962
	Hyundai Engineering & Construction Co. Ltd.	44,303	943
	Hanmi Pharm Co. Ltd.	5,541	926
	NH Investment & Securities Co. Ltd.	89,658	887
*	L&F Co. Ltd.	14,686	882
*	LG Innotek Co. Ltd.	8,406	854
	LS Corp.	10,464	848
	Hanwha Solutions Corp.	62,534	843
	Peptron Inc.	12,628	841
	LG Uplus Corp.	121,959	840
	POSCO Holdings Inc. (XNYS) ADR	18,635	830
	Mirae Asset Securities Co. Ltd.	143,114	825
	Fila Holdings Corp.	30,205	813
	LEENO Industrial Inc.	5,543	809
	CJ CheilJedang Corp. (XKRX)	4,831	801
	Hyundai Steel Co.	50,193	796
	Posco International Corp.	27,573	793
	JYP Entertainment Corp.	15,420	793
*	IsuPetasys Co. Ltd.	28,046	734
*	GS Holdings Corp.	27,569	727
	Kumho Petrochemical Co. Ltd.	9,942	719
	Classys Inc.	18,151	672
	KIWOOM Securities Co. Ltd.	7,824	671
	HD Hyundai Marine Solution Co. Ltd.	5,704	661
	Kangwon Land Inc.	57,100	657
	Doosan Co. Ltd.	3,387	655
	Hanwha Systems Co. Ltd.	37,816	653
	Hyundai Marine & Fire Insurance Co. Ltd.	36,323	616
*	Lunit Inc.	13,146	611
	PharmaResearch Co. Ltd.	3,641	602
	HL Mando Co. Ltd.	19,684	599
	Cheil Worldwide Inc.	50,124	591
	Douzone Bizon Co. Ltd.	12,546	588
*	Hanall Biopharma Co. Ltd.	21,177	588
*	Hugel Inc.	3,569	580
*	TechWing Inc.	18,768	576
	Hanwha Corp. (XKRX)	27,321	571
	NongShim Co. Ltd.	2,381	570
	Youngone Corp.	18,817	566

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Korean Reinsurance Co.	99,292	562
	Samsung Card Co. Ltd.	19,318	557
	HPSP Co. Ltd.	26,813	557
	Hotel Shilla Co. Ltd.	20,831	547
*	Doosan Robotics Inc.	11,905	544
	CJ Corp.	8,191	535
	Shinsung Delta Tech Co. Ltd.	8,477	535
	OCI Holdings Co. Ltd.	9,856	534
	DGB Financial Group Inc.	82,047	519
	Partron Co. Ltd.	99,963	506
*	Hanwha Engine	32,129	502
	Hyundai Elevator Co. Ltd.	13,632	496
*	Eo Technics Co. Ltd.	5,093	495
	E-MART Inc.	11,201	495
	Cosmax Inc.	4,295	484
	Green Cross Corp.	5,052	477
*	CosmoAM&T Co. Ltd.	13,240	477
*	Hanwha Vision Co. Ltd.	20,905	459
*	Hyundai Doosan Infracore Co. Ltd.	89,646	451
	KCC Corp.	2,592	441
	Daejoo Electronic Materials Co. Ltd.	6,274	439
*	SK Bioscience Co. Ltd.	13,099	439
*	APR Corp.	13,875	438
*	Koh Young Technology Inc.	39,103	437
*	Celltrion Pharm Inc.	11,977	435
	S-1 Corp.	10,560	433
*	Naturecell Co. Ltd.	34,659	429
	Jusung Engineering Co. Ltd.	19,828	427
	ST Pharm Co. Ltd.	7,194	426
*	Korea Gas Corp.	17,814	417
*	Pearl Abyss Corp.	20,953	417
*	DB HiTek Co. Ltd.	18,856	416
	Poongsan Corp.	11,418	414
	Lotte Chemical Corp.	10,586	412
	SM Entertainment Co. Ltd.	7,005	401
	KEPCO Plant Service & Engineering Co. Ltd.	12,468	397
	F&F Co. Ltd.	8,915	392
	Park Systems Corp.	2,424	391
*	HLB Life Science Co. Ltd.	53,557	390
*	SHIFT UP Corp.	9,707	390
*	GS Engineering & Construction Corp.	32,813	388
*,1	Netmarble Corp.	12,685	384
	Posco DX Co. Ltd.	29,436	378
*	Oscotec Inc.	20,441	373
	Green Cross Holdings Corp.	36,790	369
*	Wemade Co. Ltd.	13,053	357
	Kolmar Korea Co. Ltd.	8,611	356
	PSK Inc.	27,146	352
*	DL E&C Co. Ltd.	16,399	352
	Hite Jinro Co. Ltd.	26,796	351
*	Seojin System Co. Ltd.	20,757	351
	Hyundai Autoever Corp.	3,593	351
*	ABLBio Inc.	14,103	349
	Hanwha Life Insurance Co. Ltd.	200,116	342
*	Pharmicell Co. Ltd.	62,387	341
*	HLB Therapeutics Co. Ltd.	42,886	335
	Pan Ocean Co. Ltd.	146,753	334
	Dongsuh Cos. Inc.	20,882	333
	SK REITs Co. Ltd.	98,664	332
	Shinsegae Inc.	3,622	330
	KEPCO Engineering & Construction Co. Inc.	7,001	330
*	Silicon2 Co. Ltd.	15,544	327
	Seegene Inc.	20,038	325
	Sebang Global Battery Co. Ltd.	5,794	322
*	Kakaopay Corp.	17,305	319
	Cheryong Electric Co. Ltd.	8,273	313
	CS Wind Corp.	10,815	309
*	Kumho Tire Co. Inc.	85,471	308
*	BGF retail Co. Ltd.	4,319	307
	Hyosung TNC Corp.	1,998	306

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Taihan Electric Wire Co. Ltd.	33,792	303
[2]	Soulbrain Co. Ltd.	2,606	300
*	ISC Co. Ltd.	6,564	299
*	Daewoo Engineering & Construction Co. Ltd.	128,480	297
*	Hyundai Construction Equipment Co. Ltd.	6,479	295
*	LX International Corp.	17,052	292
	Daewoong Pharmaceutical Co. Ltd.	3,006	283
*	VT Co. Ltd.	12,794	282
	People & Technology Inc.	10,131	280
	Lotte Shopping Co. Ltd.	7,496	278
*	WONIK IPS Co. Ltd.	18,108	278
*	SOLUM Co. Ltd.	21,402	277
	Chong Kun Dang Pharmaceutical Corp.	4,611	273
	Hyundai Wia Corp.	10,205	272
	Hansol Chemical Co. Ltd.	4,231	268
*	Cafe24 Corp.	9,349	263
	HDC Hyundai Development Co-Engineering & Construction	22,781	259
	Hanon Systems	88,115	258
*	Kakao Games Corp.	23,142	257
*	LOTTE Fine Chemical Co. Ltd.	9,334	254
*	GemVax & Kael Co. Ltd.	19,522	253
*	Daesang Corp.	19,425	250
*	ISU Specialty Chemical	11,155	250
*	Kum Yang Co. Ltd.	20,076	247
	Soop Co. Ltd.	4,462	245
	DoubleUGames Co. Ltd.	7,242	244
	Hanmi Science Co. Ltd.	12,822	243
	Medytox Inc.	3,003	243
	Daou Technology Inc.	19,687	241
	CJ Logistics Corp.	4,399	241
	AMOREPACIFIC Group	14,537	240
	Hankook Shell Oil Co. Ltd.	1,097	238
	Dongjin Semichem Co. Ltd.	15,849	236
	Paradise Co. Ltd.	34,477	234
	ESR Kendall Square REIT Co. Ltd.	73,044	232
	Korea Asset In Trust Co. Ltd.	119,588	229
	Daeduck Electronics Co. Ltd.	18,162	229
*	Kwang Dong Pharmaceutical Co. Ltd.	60,643	228
	DongKook Pharmaceutical Co. Ltd.	21,955	228
*	Binex Co. Ltd.	15,146	225
*	Tongyang Inc.	464,726	224
*	Synopex Inc.	55,534	223
	Innocean Worldwide Inc.	17,506	222
*	Samsung Pharmaceutical Co. Ltd.	220,723	221
*	LX Semicon Co. Ltd.	5,715	221
	Han Kuk Carbon Co. Ltd.	23,265	221
*,1	SK IE Technology Co. Ltd.	13,993	220
	SL Corp.	9,952	218
	S&S Tech Corp.	10,826	217
*	Hyundai Department Store Co. Ltd.	6,181	214
	Youngone Holdings Co. Ltd.	3,801	213
	GS Retail Co. Ltd.	20,244	213
*	CJ ENM Co. Ltd.	5,763	212
	Hyundai Green Food	22,101	212
*	Mezzion Pharma Co. Ltd.	9,718	210
*	Eugene Technology Co. Ltd.	8,350	210
	Taekwang Industrial Co. Ltd.	481	208
	Shinhan Financial Group Co. Ltd. ADR	5,816	204
	SK Networks Co. Ltd.	70,592	203
	Advanced Nano Products Co. Ltd.	4,508	203
*	Lotte Corp.	14,118	202
	YG Entertainment Inc.	5,887	201
	HL Holdings Corp.	8,477	201
*	HS Hyosung Advanced Materials Corp.	1,626	196
*	Fadu Inc.	19,989	194
*	Creative & Innovative System	39,334	192
*	Joongang Advanced Materials Co. Ltd.	37,857	192
*	Cosmochemical Co. Ltd.	13,762	190
	SK Gas Ltd.	1,264	188
	Dentium Co. Ltd.	3,940	188

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	NICE Information Service Co. Ltd.	22,233	187
*	Hyundai Bioscience Co. Ltd.	19,652	186
*	Solid Inc.	33,987	186
	Hanwha General Insurance Co. Ltd.	66,514	185
	HK inno N Corp.	7,555	184
	Lotte Chilsung Beverage Co. Ltd.	2,581	183
	BH Co. Ltd.	17,644	183
	SK Chemicals Co. Ltd.	6,442	183
	Hana Micron Inc.	26,234	183
	TCC Steel	9,727	183
*	LX Holdings Corp.	38,930	182
*	Eubiologics Co. Ltd.	21,312	182
	Shinhan Alpha REIT Co. Ltd.	45,280	180
*	Ottogi Corp.	679	179
*	Doosan Fuel Cell Co. Ltd.	16,064	179
*	SD Biosensor Inc.	22,765	175
*	Asiana Airlines Inc.	24,040	174
	Innox Advanced Materials Co. Ltd.	9,317	173
	Hana Tour Service Inc.	4,494	172
	Hanssem Co. Ltd.	5,339	172
*	Ecopro HN Co. Ltd.	8,285	172
*	Lotte Energy Materials Corp.	11,227	169
	Korea Electric Terminal Co. Ltd.	3,118	168
	Hankook & Co. Co. Ltd.	14,228	167
	Kolon Industries Inc.	8,682	167
	Caregen Co. Ltd.	8,119	167
*	Chabiotech Co. Ltd.	21,371	167
	LOTTE REIT Co. Ltd.	77,226	163
	Lake Materials Co. Ltd.	20,511	162
*	Ananti Inc.	39,587	161
	NHN Corp.	12,518	160
*	Bioneer Corp.	12,524	156
*	Jeju Air Co. Ltd.	30,603	155
	Hansol Paper Co. Ltd.	26,412	154
	Daewoong Co. Ltd.	10,718	151
*	Foosung Co. Ltd.	43,488	151
	Binggrae Co. Ltd.	2,977	150
	Youlchon Chemical Co. Ltd.	7,162	150
	LS Materials Ltd.	16,581	150
	Tokai Carbon Korea Co. Ltd.	2,959	149
*	Hanwha Investment & Securities Co. Ltd.	59,216	146
	OCI Co. Ltd.	3,110	146
	Hancom Inc.	8,867	145
	DL Holdings Co. Ltd.	6,552	143
	Sung Kwang Bend Co. Ltd.	7,218	143
	SFA Engineering Corp.	10,655	139
	JR Global REIT	82,399	139
	NEXTIN Inc.	3,543	139
*	Shin Poong Pharmaceutical Co. Ltd.	19,421	137
	Daehan Flour Mill Co. Ltd.	1,559	136
	JW Pharmaceutical Corp.	8,446	135
	Com2uSCorp	4,149	135
*	Duk San Neolux Co. Ltd.	7,056	133
*	LF Corp.	11,703	131
*	Amicogen Inc.	53,231	131
	L&C Bio Co. Ltd.	8,321	131
	Ahnlab Inc.	2,466	129
	Samyang Holdings Corp.	2,925	128
	INTOPS Co. Ltd.	8,598	127
	Seobu T&D	32,649	124
*	Lotte Tour Development Co. Ltd.	22,998	123
	KCC Glass Corp.	4,931	122
	Posco M-Tech Co. Ltd.	14,440	122
	HAESUNG DS Co. Ltd.	7,122	121
	Doosan Tesna Inc.	5,820	118
	Hanjin Transportation Co. Ltd.	8,540	114
	Lotte Rental Co. Ltd.	5,834	114
	HDC Holdings Co. Ltd.	13,059	112
*	i-SENS Inc.	8,808	109
*	Nexon Games Co. Ltd.	12,037	109

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Orion Holdings Corp.	10,345	108
	GC Cell Corp.	7,163	108
*	SK oceanplant Co. Ltd.	12,959	108
	Lotte Wellfood Co. Ltd.	1,518	107
	Unid Co. Ltd.	2,363	106
*	Sam-A Aluminum Co. Ltd.	4,619	106
*	CJ CGV Co. Ltd.	30,053	105
	SIMMTECH Co. Ltd.	12,556	105
	SNT Motiv Co. Ltd.	6,078	104
	Korea Petrochemical Ind Co. Ltd.	1,618	101
*	Il Dong Pharmaceutical Co. Ltd.	13,165	101
	Daeduck Co. Ltd.	20,637	97
*	GeneOne Life Science Inc.	65,440	96
	Hansol Technics Co. Ltd.	35,056	94
	SK Discovery Co. Ltd.	3,913	94
	Myoung Shin Industrial Co. Ltd.	12,556	94
	InBody Co. Ltd.	5,601	93
	Intellian Technologies Inc.	3,402	93
*	PI Advanced Materials Co. Ltd.	7,673	92
	Dongkuk Steel Mill Co. Ltd.	15,002	91
*	SFA Semicon Co. Ltd.	40,560	90
*	Dawonsys Co. Ltd.	13,580	90
	Advanced Process Systems Corp.	7,905	89
	TKG Huchems Co. Ltd.	7,579	88
	Hanil Cement Co. Ltd.	8,300	88
[2]	MegaStudyEdu Co. Ltd.	3,258	87
	Seoul Semiconductor Co. Ltd.	17,246	86
	Sungwoo Hitech Co. Ltd.	24,178	85
*	Insun ENT Co. Ltd.	22,663	85
*	W Scope Chungju Plant Co. Ltd.	11,680	85
*	KC Tech Co. Ltd.	4,074	84
	Mcnex Co. Ltd.	5,314	84
*	DIO Corp.	6,970	83
	Namyang Dairy Products Co. Ltd.	1,800	82
	Boryung	11,701	82
*	Humasis Co. Ltd.	70,056	82
	TK Corp.	5,206	79
*	Seah Besteel Holdings Corp.	6,003	79
*	KMW Co. Ltd.	11,857	78
	iMarketKorea Inc.	14,356	77
*	Korea Line Corp.	65,526	76
	TES Co. Ltd.	6,231	76
	Solus Advanced Materials Co. Ltd.	11,130	76
	IS Dongseo Co. Ltd.	5,641	75
*	Songwon Industrial Co. Ltd.	8,840	75
	RFHIC Corp.	6,535	74
	Hyosung Corp.	2,345	73
	KISWIRE Ltd.	5,769	72
	Nexen Tire Corp.	19,052	72
*	Zinus Inc.	4,925	72
	Dong-A Socio Holdings Co. Ltd.	1,084	71
	SPC Samlip Co. Ltd.	2,219	71
	Yuanta Securities Korea Co. Ltd.	38,496	71
	Neowiz	5,514	71
*	Sungeel Hitech Co. Ltd.	2,563	70
	Samwha Capacitor Co. Ltd.	3,429	68
	Samchully Co. Ltd.	1,099	68
	Harim Holdings Co. Ltd.	18,041	68
	GOLFZON Co. Ltd.	1,620	67
	KISCO Corp.	12,383	67
*	Hansae Co. Ltd.	7,440	67
*	AbClon Inc.	7,364	67
	Korea United Pharm Inc.	5,473	67
	Able C&C Co. Ltd.	14,261	66
*	CrystalGenomics Invites Co. Ltd.	40,355	66
	Grand Korea Leisure Co. Ltd.	8,051	66
	Hyundai Home Shopping Network Corp.	1,970	66
*	Shinsung E&G Co. Ltd.	81,277	66
	HS Industries Co. Ltd.	19,810	65
	Young Poong Corp.	226	65

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	UniTest Inc.	7,083	65
	Dongwon Industries Co. Ltd.	2,756	64
*	GS P&L Co. Ltd.	4,801	64
	Tongyang Life Insurance Co. Ltd.	19,837	63
	Dongwon F&B Co. Ltd.	2,980	61
*	ENF Technology Co. Ltd.	4,657	61
*	Daea TI Co. Ltd.	27,911	60
*	CMG Pharmaceutical Co. Ltd.	48,693	60
	Webzen Inc.	6,293	60
*	LX Hausys Ltd.	2,811	60
	BNC Korea Co. Ltd.	19,712	60
*,3	NKMax Co. Ltd.	42,604	59
	Humedix Co. Ltd.	2,506	58
	Soulbrain Holdings Co. Ltd.	2,470	58
*	SK Securities Co. Ltd.	167,425	55
*	Dong-A ST Co. Ltd.	1,589	55
*	Chunbo Co. Ltd.	2,163	55
*	Wysiwyg Studios Co. Ltd.	61,836	55
*	Komipharm International Co. Ltd.	20,136	54
*	Hyundai GF Holdings	16,214	54
*	Handsome Co. Ltd.	5,208	53
*	Studio Dragon Corp.	2,043	53
	Hyundai Corp.	3,860	52
	NICE Holdings Co. Ltd.	7,180	52
	Huons Global Co. Ltd.	2,154	52
*	Danal Co. Ltd.	23,723	51
	Bukwang Pharmaceutical Co. Ltd.	15,591	50
*	HLB Global Co. Ltd.	16,503	50
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	47
*	Yungjin Pharmaceutical Co. Ltd.	33,594	47
	Aekyung Industrial Co. Ltd.	5,564	46
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	46
	Gradiant Corp.	5,659	45
	KH Vatec Co. Ltd.	6,489	45
	iNtRON Biotechnology Inc.	11,424	45
	NHN KCP Corp.	9,232	45
	Samyang Corp.	1,434	44
	Huons Co. Ltd.	2,533	44
	Eugene Investment & Securities Co. Ltd.	26,002	43
*	Vieworks Co. Ltd.	2,977	43
	Yunsung F&C Co. Ltd.	1,745	43
	E1 Corp.	906	41
*	Genexine Inc.	12,258	39
	Modetour Network Inc.	5,632	37
	Ilyang Pharmaceutical Co. Ltd.	4,628	36
	Namhae Chemical Corp.	8,037	35
	Daol Investment & Securities Co. Ltd.	17,627	35
	Dongkuk CM Co. Ltd.	8,173	35
	Chongkundang Holdings Corp.	1,083	34
*	Hanwha Galleria Corp.	39,364	32
*	NEPES Corp.	6,532	31
*	Hyosung Chemical Corp.	1,134	31
	Cuckoo Homesys Co. Ltd.	2,296	30
*	Namsun Aluminum Co. Ltd.	27,772	28
*	Enplus Co. Ltd.	38,726	26
*	Shinsegae International Inc.	3,565	25
*	LOTTE Himart Co. Ltd.	4,688	24
*	Enzychem Lifesciences Corp.	23,138	24
*	Helixmith Co. Ltd.	12,772	23
*	KC Co. Ltd.	2,009	22
	Toptec Co. Ltd.	6,537	20
*	ITM Semiconductor Co. Ltd.	2,260	20
*	Eusu Holdings Co. Ltd.	5,215	19
*	MedPacto Inc.	7,999	19
*	Interflex Co. Ltd.	2,602	16
	Jeil Pharmaceutical Co. Ltd.	1,809	14
*	Sangsangin Co. Ltd.	8,555	9
*,3	Kuk-il Paper Manufacturing Co. Ltd.	26,987	2
	Daishin Securities Co. Ltd.	12	—

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*,3	Cellivery Therapeutics Inc.	11,508	—
			521,565
Spain (0.6%)
	Iberdrola SA (XMAD)	3,722,283	52,602
	Banco Santander SA	9,454,838	48,451
	Banco Bilbao Vizcaya Argentaria SA	3,583,376	40,797
	Industria de Diseno Textil SA	651,228	35,349
	Amadeus IT Group SA	275,745	20,178
	CaixaBank SA	2,417,587	14,634
	Ferrovial SE	295,994	12,634
[1]	Cellnex Telecom SA	368,614	12,346
	Telefonica SA	2,647,990	10,789
[1]	Aena SME SA	44,220	9,523
	Repsol SA	723,758	8,411
	Banco de Sabadell SA	3,151,982	7,430
	ACS Actividades de Construccion y Servicios SA	118,790	6,048
	Redeia Corp. SA	268,286	4,513
	Endesa SA	188,174	4,166
	Bankinter SA	385,171	3,282
	Merlin Properties Socimi SA	265,948	3,065
	Enagas SA	150,882	1,909
	Naturgy Energy Group SA	77,327	1,899
	Acciona SA	13,800	1,555
	Mapfre SA	553,170	1,537
	Viscofan SA	23,210	1,469
	Vidrala SA (XMAD)	14,196	1,454
*	Grifols SA	168,916	1,445
	Indra Sistemas SA	75,273	1,443
	Fluidra SA	54,452	1,398
*	Puig Brands SA Class B	66,501	1,328
	Inmobiliaria Colonial Socimi SA	225,052	1,270
[1]	Unicaja Banco SA	867,593	1,234
	Sacyr SA (XMAD)	369,423	1,208
	Acerinox SA	118,186	1,186
	Logista Integral SA	34,694	1,048
*	Iberdrola SA	64,575	914
	Laboratorios Farmaceuticos Rovi SA	12,507	845
	Pharma Mar SA	7,305	699
	CIE Automotive SA	24,936	665
	Corp. ACCIONA Energias Renovables SA	31,129	578
	Almirall SA	56,357	553
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	532
	Melia Hotels International SA	70,054	522
	Faes Farma SA	127,625	468
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	355,649	461
*	Tecnicas Reunidas SA	28,520	403
[1]	Neinor Homes SA	21,926	383
*	Solaria Energia y Medio Ambiente SA	44,568	349
	Atresmedia Corp. de Medios de Comunicacion SA	57,080	261
	Ence Energia y Celulosa SA	65,595	237
[1]	Gestamp Automocion SA	80,894	221
[1]	Global Dominion Access SA	47,418	148
[3]	Lar Espana Real Estate Socimi SA	15,492	133
	Prosegur Cia de Seguridad SA	62,000	116
*	Distribuidora Internacional de Alimentacion SA	6,034,792	104
	Banco Santander SA ADR	16,687	85
[1]	Prosegur Cash SA	110,532	65
*	Sacyr SA	9,236	30
			324,373
Sweden (0.8%)
	Atlas Copco AB Class A	1,718,254	28,705
	Volvo AB Class B	953,689	26,277
	Investor AB Class B	903,294	25,722
	Assa Abloy AB Class B	611,692	18,740
	Hexagon AB Class B	1,322,922	15,316
	EQT AB	456,302	14,898
	Investor AB Class A (XSTO)	479,850	13,673
	Skandinaviska Enskilda Banken AB Class A	945,857	13,407
	Sandvik AB	643,561	13,279

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Telefonaktiebolaget LM Ericsson Class B	1,746,380	13,150
	Swedbank AB Class A	557,047	12,129
	Atlas Copco AB Class B	766,103	11,389
	Essity AB Class B	383,670	9,717
	Svenska Handelsbanken AB Class A	873,228	9,661
[1]	Evolution AB	110,833	8,503
	Alfa Laval AB	167,831	7,481
	Epiroc AB Class B	343,390	5,733
	Epiroc AB Class A	291,107	5,547
	Boliden AB	179,252	5,384
	Trelleborg AB Class B	138,886	5,229
	H & M Hennes & Mauritz AB Class B	364,129	4,851
	Lifco AB Class B	146,236	4,795
	Saab AB Class B	210,685	4,554
	Skanska AB Class B	212,437	4,551
	Indutrade AB	160,634	4,422
	Nibe Industrier AB Class B	1,089,940	4,367
	Telia Co. AB	1,463,694	4,312
	Svenska Cellulosa AB SCA Class B	312,018	4,297
	SKF AB Class B	208,985	4,221
	Securitas AB Class B	313,650	3,991
	AddTech AB Class B	135,241	3,947
	Volvo AB Class A	137,393	3,790
	Beijer Ref AB	245,960	3,650
	Tele2 AB Class B	326,292	3,633
	Industrivarden AB Class C	101,406	3,583
*	Swedish Orphan Biovitrum AB	110,362	3,338
*	Fastighets AB Balder Class B	432,597	3,078
	AAK AB	104,046	3,024
*	Castellum AB	277,963	3,015
	Getinge AB Class B	133,366	2,619
	Nordnet AB publ	100,318	2,385
	Sagax AB Class B	106,739	2,349
	Industrivarden AB Class A	65,328	2,320
	Lagercrantz Group AB Class B	107,765	2,288
	Investment AB Latour Class B	87,285	2,282
	Avanza Bank Holding AB	74,118	2,223
	L E Lundbergforetagen AB Class B	45,184	2,175
	Fortnox AB	301,435	2,087
	Sectra AB Class B	87,975	2,014
	Mycronic AB	45,303	1,837
*	Embracer Group AB	90,228	1,824
	Sweco AB Class B	115,185	1,800
[1]	Thule Group AB	56,572	1,791
	Holmen AB Class B	44,698	1,694
	SSAB AB Class B	325,301	1,534
	Hemnet Group AB	45,425	1,509
	Wihlborgs Fastigheter AB	150,131	1,488
	Billerud Aktiebolag	133,946	1,375
	Pandox AB	74,037	1,348
	Axfood AB	61,773	1,325
	Loomis AB	41,240	1,313
	Svenska Cellulosa AB SCA Class A	95,046	1,297
	Hexpol AB	137,650	1,288
[1]	Munters Group AB	78,206	1,243
	Kinnevik AB Class B	156,826	1,238
	Wallenstam AB Class B	281,836	1,217
*,1	BoneSupport Holding AB	37,448	1,174
	Bure Equity AB	32,145	1,169
	Elekta AB Class B	197,036	1,168
	Catena AB	25,376	1,105
	Vitec Software Group AB Class B	20,803	1,097
	Fabege AB	141,077	1,055
*	Electrolux AB Class B	116,040	1,051
	Truecaller AB Class B	173,275	1,030
	Husqvarna AB Class B	190,795	1,016
*	Nyfosa AB	98,624	1,012
*	Camurus AB	18,670	1,001
	Sagax AB Class D	350,256	1,000
	Betsson AB Class B	68,933	941

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	NCC AB Class B	57,908	934
	Hufvudstaden AB Class A	82,358	917
	Electrolux Professional AB Class B	132,033	913
	AddLife AB Class B	66,485	906
[1]	Dometic Group AB	178,644	905
	INVISIO AB	29,920	891
	Alleima AB	106,123	880
[1]	Bravida Holding AB	109,084	870
*	Volvo Car AB Class B	378,147	856
	Vitrolife AB	41,855	840
	AddNode Group AB	78,875	838
	Storskogen Group AB Class B	773,923	834
	AFRY AB	51,008	812
	SSAB AB Class A	168,737	811
*,1	Sinch AB	381,309	807
	Mips AB	16,018	781
	Peab AB Class B	104,588	750
	HMS Networks AB	16,203	749
	Granges AB	58,280	707
	Bufab AB	16,727	703
	Lindab International AB	38,159	681
	NP3 Fastigheter AB	28,530	678
	NCAB Group AB	111,573	671
	Clas Ohlson AB Class B	27,471	586
	Nolato AB Class B	108,647	565
[2]	Svenska Handelsbanken AB Class B	36,460	546
[1]	Scandic Hotels Group AB	76,153	530
*	Modern Times Group MTG AB Class B	56,767	527
	Medicover AB Class B	27,716	512
	JM AB	34,146	507
	Arjo AB Class B	138,679	497
	Cibus Nordic Real Estate AB publ	30,270	491
	Troax Group AB	21,517	452
	Bilia AB Class A	37,365	438
	Beijer Alma AB	27,167	432
	Atrium Ljungberg AB Class B	23,563	417
	Biotage AB	32,349	413
*,1	Boozt AB	34,648	408
	Instalco AB	141,770	404
	MEKO AB	32,413	387
*	Sdiptech AB Class B	18,509	379
*	Hexatronic Group AB	108,348	354
*,1,2	BioArctic AB	17,661	351
	SkiStar AB	22,611	342
[1]	Attendo AB	73,439	339
	Investment AB Oresund	29,831	320
	Cloetta AB Class B	124,219	317
*	Dios Fastigheter AB	42,250	292
	Ratos AB Class B	88,996	279
	Platzer Fastigheter Holding AB Class B	34,923	269
	Samhallsbyggnadsbolaget i Norden AB	524,544	266
	Systemair AB	34,023	259
*	Better Collective A/S	23,975	233
	Corem Property Group AB Class B	417,564	221
	Volati AB	18,176	174
	Fagerhult Group AB	35,407	172
*	Stillfront Group AB	258,261	156
	Skandinaviska Enskilda Banken AB Class C	9,487	138
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	136
*	Norion Bank AB	39,722	120
*	Xvivo Perfusion AB	2,262	95
	Husqvarna AB Class A	13,494	72
	NCC AB Class A	2,835	46
	Telefonaktiebolaget LM Ericsson Class A	5,482	41
*,3	Ow Bunker A/S	3,210	—
			433,258
Switzerland (2.0%)
	Nestle SA (Registered)	1,601,165	136,004
	Novartis AG (Registered)	1,243,110	130,125

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Roche Holding AG	377,451	118,660
	UBS Group AG (Registered)	2,013,332	70,989
	Cie Financiere Richemont SA Class A (Registered)	330,909	63,971
	Zurich Insurance Group AG	91,084	55,194
	ABB Ltd. (Registered)	988,799	53,842
	Holcim AG	347,251	34,803
	Lonza Group AG (Registered)	44,967	28,513
	Alcon AG	307,373	28,049
	Swiss Re AG	180,696	27,586
	Sika AG (Registered)	94,612	24,028
	Roche Holding AG (Bearer)	70,680	23,505
	Givaudan SA (Registered)	4,930	21,533
	Partners Group Holding AG	13,848	21,037
	Swiss Life Holding AG (Registered)	17,442	14,240
	Sandoz Group AG	267,897	12,826
	Geberit AG (Registered)	21,140	11,791
	Sonova Holding AG (Registered)	31,146	10,866
	Logitech International SA (Registered)	97,735	9,675
	Straumann Holding AG (Registered)	67,225	9,534
	SGS SA (Registered)	94,354	9,165
	Julius Baer Group Ltd.	129,805	9,121
	Swisscom AG (Registered)	15,330	8,627
	Schindler Holding AG (XSWX)	29,401	8,496
	Chocoladefabriken Lindt & Spruengli AG	645	7,409
	Kuehne & Nagel International AG (Registered)	31,176	7,084
	Chocoladefabriken Lindt & Spruengli AG (Registered)	61	6,904
[1]	VAT Group AG	16,815	6,460
	Baloise Holding AG (Registered)	30,694	5,601
*	Galderma Group AG	45,352	5,518
	Swiss Prime Site AG (Registered)	44,676	5,100
	SIG Group AG	210,633	4,594
	Belimo Holding AG (Registered)	6,190	4,517
	Swatch Group AG (Bearer)	21,706	4,021
	PSP Swiss Property AG (Registered)	27,045	3,995
	Georg Fischer AG (Registered)	50,395	3,969
	Helvetia Holding AG (Registered)	21,102	3,682
[1]	Galenica AG	36,103	3,217
	Swissquote Group Holding SA (Registered)	7,254	3,149
	Temenos AG (Registered)	36,482	3,102
	Flughafen Zurich AG (Registered)	12,383	2,981
	EMS-Chemie Holding AG (Registered)	4,190	2,966
	Avolta AG	64,336	2,908
	Accelleron Industries AG	55,027	2,750
	Siegfried Holding AG (Registered)	2,404	2,700
	Barry Callebaut AG (Registered)	2,137	2,349
	Adecco Group AG (Registered)	97,317	2,317
	Schindler Holding AG (Registered)	8,094	2,276
	BKW AG	12,375	2,111
*	Sunrise Communications AG Class A	40,105	2,008
	Tecan Group AG (Registered)	7,308	1,876
	Cembra Money Bank AG	17,682	1,742
	Clariant AG (Registered)	150,666	1,696
	Banque Cantonale Vaudoise (Registered)	16,615	1,677
	DKSH Holding AG	21,071	1,655
	Allreal Holding AG (Registered)	8,655	1,620
	Sulzer AG (Registered)	9,780	1,588
	Burckhardt Compression Holding AG	2,096	1,584
	Inficon Holding AG (Registered)	1,133	1,460
	Bucher Industries AG (Registered)	3,590	1,444
	VZ Holding AG	8,123	1,398
	Mobimo Holding AG (Registered)	4,188	1,391
	dormakaba Holding AG	1,882	1,351
	Comet Holding AG (Registered)	4,360	1,301
	SFS Group AG	10,110	1,270
	Bachem Holding AG	18,655	1,188
	Valiant Holding AG (Registered)	9,653	1,145
	Vontobel Holding AG (Registered)	15,042	1,112
	Kardex Holding AG (Registered)	3,530	1,091
*	Aryzta AG	548,265	1,084
	Emmi AG (Registered)	1,232	1,073

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Interroll Holding AG (Registered)	420	985
	EFG International AG	57,435	899
	ALSO Holding AG (Registered)	3,190	881
	Landis & Gyr Group AG	12,811	876
	St. Galler Kantonalbank AG (Registered)	1,716	849
	Ypsomed Holding AG (Registered)	2,131	837
	Huber & Suhner AG (Registered)	8,927	741
	Stadler Rail AG	32,278	717
	Intershop Holding AG	4,709	706
	Daetwyler Holding AG	4,486	682
	Bossard Holding AG (Registered) Class A	3,031	675
	Swatch Group AG (Registered)	16,004	584
	Forbo Holding AG (Registered)	584	559
	OC Oerlikon Corp. AG Pfaffikon (Registered)	134,183	538
	Zehnder Group AG	9,390	519
*	Basilea Pharmaceutica Ag Allschwil (Registered)	11,646	519
	SKAN Group AG	5,856	506
[1]	Medacta Group SA	3,604	460
*,1	Sensirion Holding AG	6,307	460
	Softwareone Holding AG	66,463	434
*	ams-OSRAM AG	55,146	409
*	Arbonia AG	29,171	397
	Komax Holding AG (Registered)	2,676	395
	COSMO Pharmaceuticals NV	5,142	371
	Autoneum Holding AG	2,328	326
	Schweiter Technologies AG	619	309
	Bell Food Group AG (Registered)	1,011	295
	Implenia AG (Registered)	7,694	294
	Bystronic AG	797	287
	u-blox Holding AG	3,709	276
	APG SGA SA	1,157	264
*,1	Medartis Holding AG	3,076	235
	LEM Holding SA (Registered)	241	228
*,1	Montana Aerospace AG	11,959	213
*,1	PolyPeptide Group AG	7,414	208
	Rieter Holding AG (Registered)	1,877	182
	Vetropack Holding AG (Registered)	6,482	181
[1]	Medmix AG	12,792	173
	Leonteq AG	6,314	137
	Investis Holding SA	900	111
*,2	DocMorris AG	4,411	95
	VP Bank AG Class A	742	66
*,2	Idorsia Ltd.	62,337	48
[2]	PIERER Mobility AG	2,425	46
	TX Group AG	16	3
			1,094,590
Taiwan (2.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	15,011,498	500,980
	MediaTek Inc.	927,716	40,177
	Hon Hai Precision Industry Co. Ltd.	7,455,118	39,808
	Delta Electronics Inc.	1,354,211	17,645
	Fubon Financial Holding Co. Ltd.	5,040,428	14,119
	Quanta Computer Inc.	1,659,145	13,154
	CTBC Financial Holding Co. Ltd.	10,047,470	11,959
	Cathay Financial Holding Co. Ltd.	5,749,640	11,593
	ASE Technology Holding Co. Ltd.	2,051,262	10,647
	Mega Financial Holding Co. Ltd.	7,165,973	8,427
	United Microelectronics Corp.	6,970,898	8,311
	Asustek Computer Inc.	444,677	8,094
	Yuanta Financial Holding Co. Ltd.	7,332,117	7,711
	E.Sun Financial Holding Co. Ltd.	9,110,372	7,683
	Accton Technology Corp.	313,000	7,188
	Uni-President Enterprises Corp.	2,913,992	6,919
	Chunghwa Telecom Co. Ltd.	1,486,000	5,674
	First Financial Holding Co. Ltd.	6,644,186	5,607
	Wistron Corp.	1,677,152	5,504
	Novatek Microelectronics Corp.	349,025	5,485
	Hua Nan Financial Holdings Co. Ltd. Class C	6,192,970	5,268
	KGI Financial Holding Co. Ltd.	9,738,620	5,091

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Taiwan Cooperative Financial Holding Co. Ltd.	6,806,235	5,046
	Largan Precision Co. Ltd.	61,020	5,042
	Realtek Semiconductor Corp.	291,420	4,800
	SinoPac Financial Holdings Co. Ltd.	6,950,119	4,784
	Alchip Technologies Ltd.	49,882	4,640
	Yageo Corp.	282,024	4,577
	China Steel Corp.	7,272,678	4,451
	Wiwynn Corp.	66,000	4,351
	Lite-On Technology Corp.	1,291,030	4,225
	TCC Group Holdings Co. Ltd.	4,301,524	4,158
	E Ink Holdings Inc.	493,272	4,140
	Hotai Motor Co. Ltd.	225,455	4,135
	Taishin Financial Holding Co. Ltd.	7,738,190	4,107
	eMemory Technology Inc.	41,000	4,047
[2]	Evergreen Marine Corp. Taiwan Ltd.	625,608	3,881
*	Shin Kong Financial Holdings Co. Ltd.	10,309,700	3,839
	Pegatron Corp.	1,233,954	3,590
[2]	International Games System Co. Ltd. Class C	122,000	3,486
	Chailease Holding Co. Ltd.	995,099	3,472
	Elite Material Co. Ltd.	189,000	3,469
[2]	Asia Vital Components Co. Ltd.	204,234	3,439
	Unimicron Technology Corp.	809,000	3,373
	Advantech Co. Ltd.	282,015	3,229
*	PharmaEssentia Corp.	155,000	3,225
	Nan Ya Plastics Corp.	3,260,545	3,188
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,176
	Taiwan Mobile Co. Ltd.	896,800	3,011
	Shanghai Commercial & Savings Bank Ltd.	2,316,850	2,976
	Far EasTone Telecommunications Co. Ltd.	1,069,421	2,868
	Compal Electronics Inc.	2,511,323	2,770
	Chroma ATE Inc.	245,000	2,759
	President Chain Store Corp.	343,137	2,708
	Jentech Precision Industrial Co. Ltd.	64,598	2,673
[2]	Gigabyte Technology Co. Ltd.	345,000	2,609
	Lotes Co. Ltd.	45,807	2,581
	Silergy Corp.	217,000	2,522
	Formosa Plastics Corp.	2,268,089	2,492
	Eva Airways Corp.	1,719,817	2,480
	Chang Hwa Commercial Bank Ltd.	4,482,622	2,475
	Inventec Corp.	1,596,554	2,353
	King Yuan Electronics Co. Ltd.	674,000	2,255
	Catcher Technology Co. Ltd.	371,310	2,230
	Micro-Star International Co. Ltd.	406,000	2,222
	Voltronic Power Technology Corp.	39,322	2,219
[2]	Global Unichip Corp.	55,000	2,181
	Bizlink Holding Inc.	115,014	2,177
	Yang Ming Marine Transport Corp.	1,060,632	2,176
	Airtac International Group	82,804	2,159
	ASPEED Technology Inc.	19,300	2,036
	Asia Cement Corp.	1,602,264	1,995
	Acer Inc.	1,706,551	1,917
	Eclat Textile Co. Ltd.	119,166	1,899
	Synnex Technology International Corp.	876,498	1,884
	WPG Holdings Ltd.	880,440	1,880
	Innolux Corp.	4,389,916	1,860
	Foxconn Technology Co. Ltd.	766,514	1,816
	Vanguard International Semiconductor Corp.	632,420	1,813
	Taiwan Business Bank	3,851,463	1,759
	Radiant Opto-Electronics Corp.	289,314	1,759
	Cheng Shin Rubber Industry Co. Ltd.	1,168,379	1,758
	Far Eastern New Century Corp.	1,837,279	1,740
*	Tatung Co. Ltd.	1,305,789	1,728
	King Slide Works Co. Ltd.	38,000	1,721
	Tripod Technology Corp.	291,000	1,707
	Formosa Chemicals & Fibre Corp.	1,989,551	1,695
	Highwealth Construction Corp.	1,310,440	1,692
	Chicony Electronics Co. Ltd.	355,231	1,645
	Globalwafers Co. Ltd.	155,000	1,597
	Pou Chen Corp.	1,439,524	1,596
	Hiwin Technologies Corp.	179,188	1,587

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	ASMedia Technology Inc.	26,000	1,569
	United Integrated Services Co. Ltd.	100,200	1,544
	Phison Electronics Corp.	103,000	1,466
	Powertech Technology Inc.	418,000	1,451
	Sino-American Silicon Products Inc.	408,000	1,446
	China Airlines Ltd.	1,783,000	1,401
	Compeq Manufacturing Co. Ltd.	654,000	1,367
	MPI Corp.	52,000	1,353
	Zhen Ding Technology Holding Ltd.	369,700	1,324
	Gold Circuit Electronics Ltd.	199,100	1,308
	Taichung Commercial Bank Co. Ltd.	2,262,527	1,300
	Makalot Industrial Co. Ltd.	122,384	1,296
[2]	Fortune Electric Co. Ltd.	76,425	1,293
	Simplo Technology Co. Ltd.	105,640	1,282
	Teco Electric & Machinery Co. Ltd.	770,000	1,248
[2]	Wan Hai Lines Ltd.	542,305	1,243
	Mitac Holdings Corp.	558,589	1,220
	Ruentex Development Co. Ltd.	946,729	1,207
	AUO Corp.	2,783,400	1,199
	Walsin Lihwa Corp.	1,605,873	1,195
	Feng TAY Enterprise Co. Ltd.	300,370	1,194
	Ruentex Industries Ltd.	569,019	1,192
	Nien Made Enterprise Co. Ltd.	90,000	1,181
	Chung-Hsin Electric & Machinery Manufacturing Corp.	252,000	1,180
	WT Microelectronics Co. Ltd.	345,159	1,164
*	Powerchip Semiconductor Manufacturing Corp.	1,925,000	1,160
	Asia Optical Co. Inc.	243,000	1,150
	Taiwan High Speed Rail Corp.	1,356,000	1,126
	Parade Technologies Ltd.	52,000	1,101
	Lien Hwa Industrial Holdings Corp.	720,342	1,083
	Lai Yih Footwear Co. Ltd.	72,000	1,080
	TA Chen Stainless Pipe	1,036,214	1,072
	Wistron NeWeb Corp.	238,445	1,024
	Sinbon Electronics Co. Ltd.	128,499	1,022
	Acter Group Corp. Ltd.	73,576	1,013
	Shihlin Electric & Engineering Corp.	166,989	940
	Qisda Corp.	866,000	914
	Capital Securities Corp.	1,161,220	909
	IBF Financial Holdings Co. Ltd.	2,061,165	906
	Bora Pharmaceuticals Co. Ltd.	37,276	906
	Faraday Technology Corp.	135,465	898
	Topco Scientific Co. Ltd.	101,908	893
	Tong Yang Industry Co. Ltd.	269,000	879
	Goldsun Building Materials Co. Ltd. Class C	646,137	869
*	Winbond Electronics Corp.	1,988,569	863
	Formosa Petrochemical Corp.	782,140	860
	Tung Ho Steel Enterprise Corp.	414,110	856
*	Elite Advanced Laser Corp.	84,412	843
	King's Town Bank Co. Ltd.	537,000	834
	Taiwan Hon Chuan Enterprise Co. Ltd.	167,414	820
	Fusheng Precision Co. Ltd.	80,000	796
	Giant Manufacturing Co. Ltd.	178,170	788
*	HTC Corp.	440,491	784
	Getac Holdings Corp.	217,000	781
[2]	AURAS Technology Co. Ltd.	42,000	779
	Sanyang Motor Co. Ltd.	363,000	775
*	Win Semiconductors Corp.	246,151	771
	Jinan Acetate Chemical Co. Ltd.	30,238	769
*	China Petrochemical Development Corp.	3,388,488	767
	Far Eastern International Bank	1,862,078	762
	Taiwan Union Technology Corp.	153,000	757
	EZconn Corp.	39,000	732
[2]	AP Memory Technology Corp.	79,700	728
	Chipbond Technology Corp.	369,000	716
	YFY Inc.	789,000	716
	Elan Microelectronics Corp.	158,400	713
	LandMark Optoelectronics Corp.	44,600	701
	VisEra Technologies Co. Ltd.	71,000	693
	Kinik Co.	76,000	689
	Merida Industry Co. Ltd.	143,400	681

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Genius Electronic Optical Co. Ltd.	49,911	675
	Poya International Co. Ltd.	45,582	674
	L&K Engineering Co. Ltd.	89,160	664
	Fositek Corp.	31,065	663
	Taiwan Secom Co. Ltd.	169,675	636
*,2	Nanya Technology Corp.	703,324	632
	Everlight Electronics Co. Ltd.	251,000	627
	AUO Corp. ADR	152,313	624
	Great Wall Enterprise Co. Ltd.	386,553	606
	Kinpo Electronics	806,000	604
	XinTec Inc.	96,000	602
	Shin Zu Shing Co. Ltd.	93,045	593
	Taiwan Fertilizer Co. Ltd.	370,000	587
	Macronix International Co. Ltd.	1,007,903	585
	Sigurd Microelectronics Corp.	275,781	584
	Run Long Construction Co. Ltd.	528,000	573
	Lotus Pharmaceutical Co. Ltd.	73,000	569
	Yankey Engineering Co. Ltd.	39,600	568
[2]	Walsin Technology Corp.	200,968	562
*	Nan Kang Rubber Tire Co. Ltd.	407,493	559
	Gudeng Precision Industrial Co. Ltd.	39,029	557
	Taiwan Surface Mounting Technology Corp.	176,250	556
	Ardentec Corp.	263,903	551
	Foxsemicon Integrated Technology Inc.	58,900	544
	Century Iron & Steel Industrial Co. Ltd.	112,000	544
	Advanced Energy Solution Holding Co. Ltd.	15,000	542
	Arcadyan Technology Corp.	100,099	541
	Pixart Imaging Inc.	74,000	539
	Center Laboratories Inc.	435,672	536
[2]	Yulon Finance Corp.	154,834	535
	Gemtek Technology Corp.	542,000	534
[2]	Silicon Integrated Systems Corp.	286,884	532
	Ennostar Inc.	369,278	521
	Nan Pao Resins Chemical Co. Ltd.	53,000	519
	Ta Ya Electric Wire & Cable	414,489	516
	All Ring Tech Co. Ltd.	40,000	514
	Coretronic Corp.	210,400	512
	Sercomm Corp.	135,000	511
[2]	Dynapack International Technology Corp.	82,000	509
	Airoha Technology Corp.	25,000	507
	Huaku Development Co. Ltd.	149,600	504
	Yulon Motor Co. Ltd.	333,094	504
	Cheng Uei Precision Industry Co. Ltd.	243,000	502
*,2	Oneness Biotech Co. Ltd.	208,733	500
	Ennoconn Corp.	57,976	499
[2]	I-Chiun Precision Industry Co. Ltd.	159,507	498
	Visual Photonics Epitaxy Co. Ltd.	101,250	496
	Kinsus Interconnect Technology Corp.	170,000	495
	Wisdom Marine Lines Co. Ltd.	260,196	493
[2]	LuxNet Corp.	67,000	488
	Grand Process Technology Corp.	11,000	485
	Nan Ya Printed Circuit Board Corp.	118,000	484
	Test Research Inc.	126,000	476
	Shinkong Synthetic Fibers Corp.	1,036,000	475
	Depo Auto Parts Ind Co. Ltd.	73,000	474
	Gloria Material Technology Corp.	320,000	471
	TXC Corp.	158,000	469
	Merry Electronics Co. Ltd.	145,471	464
	Fitipower Integrated Technology Inc.	67,691	462
	momo.com Inc.	42,886	461
	Primax Electronics Ltd.	184,000	456
	Supreme Electronics Co. Ltd.	248,401	454
	Universal Microwave Technology Inc.	33,000	451
	President Securities Corp.	565,670	448
	CTCI Corp.	369,000	444
	Grape King Bio Ltd.	100,000	443
	Eternal Materials Co. Ltd.	511,973	439
	Yieh Phui Enterprise Co. Ltd.	934,617	439
*	Taiwan Glass Industry Corp.	862,842	438
	Solar Applied Materials Technology Corp.	240,571	438

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Tong Hsing Electronic Industries Ltd.	114,942	436
*	Mercuries Life Insurance Co. Ltd.	2,199,814	435
	Systex Corp.	111,000	434
	Feng Hsin Steel Co. Ltd.	214,000	434
	Kaori Heat Treatment Co. Ltd.	48,625	429
	Far Eastern Department Stores Ltd.	635,115	427
	Posiflex Technology Inc.	42,169	426
	Charoen Pokphand Enterprise	150,400	425
	Transcend Information Inc.	162,000	424
	Farglory Land Development Co. Ltd.	187,000	424
	G Shank Enterprise Co. Ltd.	164,000	420
[2]	U-Ming Marine Transport Corp.	232,000	405
	Clevo Co.	260,767	404
	Sakura Development Co. Ltd.	249,400	403
	Promate Electronic Co. Ltd.	171,022	402
[2]	China Motor Corp.	163,800	401
*	Lumosa Therapeutics Co. Ltd.	55,922	401
	Via Technologies Inc.	140,000	398
[2]	Ability Opto-Electronics Technology Co. Ltd.	65,000	394
	Chicony Power Technology Co. Ltd.	102,000	391
	WinWay Technology Co. Ltd.	10,787	391
	ITE Technology Inc.	91,000	390
	Raydium Semiconductor Corp.	33,000	387
	Allis Electric Co. Ltd.	131,548	387
	O-Bank Co. Ltd.	1,279,000	386
	Sitronix Technology Corp.	60,000	379
	Shinkong Insurance Co. Ltd.	117,000	370
	CyberPower Systems Inc.	35,000	369
	Taiwan PCB Techvest Co. Ltd.	359,000	368
	Materials Analysis Technology Inc.	49,000	363
	Kenmec Mechanical Engineering Co. Ltd.	140,000	356
	Shinfox Energy Co. Ltd.	102,093	352
	Wah Lee Industrial Corp.	100,260	351
	Sunonwealth Electric Machine Industry Co. Ltd.	118,000	346
	Pan-International Industrial Corp.	283,000	346
	AcBel Polytech Inc.	370,449	342
	Formosa Taffeta Co. Ltd.	596,000	342
	Kindom Development Co. Ltd.	219,700	339
*	Unitech Printed Circuit Board Corp.	367,453	338
*	Lung Yen Life Service Corp.	209,000	336
*	EirGenix Inc.	137,000	335
	Marketech International Corp.	74,000	334
	Forcecon Tech Co. Ltd.	80,747	334
	Formosan Rubber Group Inc.	422,101	333
*	Microbio Co. Ltd.	344,629	331
	Pegavision Corp.	29,457	330
	Taiwan Cogeneration Corp.	260,585	324
	Taiwan Paiho Ltd.	159,000	323
[2]	ADATA Technology Co. Ltd.	139,688	323
	Fulgent Sun International Holding Co. Ltd.	75,906	323
	Scientech Corp.	29,000	323
	Quanta Storage Inc.	105,000	320
	Greatek Electronics Inc.	170,000	318
	Cheng Loong Corp.	538,000	317
	C Sun Manufacturing Ltd.	55,000	316
	Hotai Finance Co. Ltd.	128,260	313
*	RichWave Technology Corp.	51,518	310
[2]	Solomon Technology Corp.	73,471	310
	Brighton-Best International Taiwan Inc.	295,000	307
	Ability Enterprise Co. Ltd.	174,000	306
*	TPK Holding Co. Ltd.	267,958	305
*	TaiMed Biologics Inc.	118,018	303
	Sampo Corp.	353,600	302
	Taiwan Sakura Corp.	118,994	301
	EVERGREEN Steel Corp.	112,000	300
	ChipMOS Technologies Inc.	312,682	299
[2]	United Microelectronics Corp. ADR	51,487	298
	FLEXium Interconnect Inc.	153,154	297
	Yungshin Construction & Development Co. Ltd.	77,726	296
	Hu Lane Associate Inc.	53,889	295

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Pan Jit International Inc.	202,800	294
	M31 Technology Corp.	15,358	294
	Chong Hong Construction Co. Ltd.	115,152	293
	Hsin Kuang Steel Co. Ltd.	204,000	292
	Orient Semiconductor Electronics Ltd.	290,605	292
	Syncmold Enterprise Corp.	99,750	289
	YungShin Global Holding Corp.	181,350	289
	Allied Supreme Corp.	33,000	289
	Chang Wah Electromaterials Inc.	215,000	285
*	HannStar Display Corp.	1,170,265	285
	Delpha Construction Co. Ltd.	237,000	283
	Machvision Inc.	25,404	282
	BES Engineering Corp.	887,000	281
	Johnson Health Tech Co. Ltd.	49,105	281
	Cleanaway Co. Ltd.	51,000	278
	JSL Construction & Development Co. Ltd.	99,956	276
[2]	Dynamic Holding Co. Ltd.	157,760	275
*	Taiwan TEA Corp.	469,000	274
	Tainan Spinning Co. Ltd.	650,543	271
	Advanced Wireless Semiconductor Co.	94,437	270
	Thinking Electronic Industrial Co. Ltd.	54,000	267
	FocalTech Systems Co. Ltd.	115,655	267
	Chunghwa Precision Test Tech Co. Ltd.	11,000	265
*	Sunplus Technology Co. Ltd.	310,000	264
	Ambassador Hotel	157,000	258
	Radium Life Tech Co. Ltd.	807,978	257
	Kenda Rubber Industrial Co. Ltd.	319,203	257
	Nichidenbo Corp.	126,000	255
*	United Renewable Energy Co. Ltd.	838,502	255
	Chang Wah Technology Co. Ltd.	245,000	254
	Standard Foods Corp.	236,400	252
	UPI Semiconductor Corp.	38,000	252
[2]	Nuvoton Technology Corp.	91,000	251
	Sinon Corp.	185,000	250
	YC INOX Co. Ltd.	404,573	249
	Altek Corp.	222,727	248
	D-Link Corp.	348,475	246
	Evergreen International Storage & Transport Corp.	269,000	246
	Channel Well Technology Co. Ltd.	103,892	246
	China Steel Chemical Corp.	87,000	245
	Soft-World International Corp.	65,000	244
	Elite Semiconductor Microelectronics Technology Inc.	134,000	244
*	Andes Technology Corp.	21,000	244
*	Polaris Group	179,502	244
	Sporton International Inc.	39,446	243
	Infortrend Technology Inc.	258,000	242
[2]	Co-Tech Development Corp.	148,000	242
	Kuo Toong International Co. Ltd.	148,374	240
	Chung Hung Steel Corp.	409,000	240
	ITEQ Corp.	108,244	239
	Chenbro Micom Co. Ltd.	30,000	237
	Oriental Union Chemical Corp.	528,000	237
	SDI Corp.	85,000	237
	Kung Long Batteries Industrial Co. Ltd.	51,000	235
	Shiny Chemical Industrial Co. Ltd.	50,000	235
	Chin-Poon Industrial Co. Ltd.	214,000	234
	Global Mixed Mode Technology Inc.	34,000	233
	Hannstar Board Corp.	146,334	232
	Taiwan Semiconductor Co. Ltd.	145,000	232
	Global Brands Manufacture Ltd.	115,640	231
*	Shining Building Business Co. Ltd.	730,915	231
*	Phihong Technology Co. Ltd.	214,603	230
	Wowprime Corp.	33,716	230
	ASROCK Inc.	33,000	230
	Adlink Technology Inc.	100,584	229
	IEI Integration Corp.	96,605	225
	USI Corp.	635,645	225
*,2	Episil Technologies Inc.	167,334	225
	Cathay Real Estate Development Co. Ltd.	319,200	223
	Holy Stone Enterprise Co. Ltd.	84,210	223

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	OBI Pharma Inc.	127,686	223
	Anpec Electronics Corp.	44,000	223
	TSRC Corp.	357,925	222
*	Egis Technology Inc.	47,000	219
	CMC Magnetics Corp.	739,855	219
	Universal Vision Biotechnology Co. Ltd.	34,927	218
	Zyxel Group Corp.	186,467	217
	Topkey Corp.	35,000	217
*	RDC Semiconductor Co. Ltd.	36,690	217
	Formosa International Hotels Corp.	36,058	216
	Xxentria Technology Materials Corp.	125,895	216
*	Medigen Vaccine Biologics Corp.	142,287	213
[2]	Hota Industrial Manufacturing Co. Ltd.	116,940	211
	Flytech Technology Co. Ltd.	74,853	211
	JPC connectivity Inc.	51,750	210
	St. Shine Optical Co. Ltd.	36,000	207
	Innodisk Corp.	33,312	206
	Taiwan-Asia Semiconductor Corp.	245,312	203
	Wafer Works Corp.	268,992	201
	Universal Cement Corp.	233,580	201
	Huang Hsiang Construction Corp.	105,000	200
	Evergreen Aviation Technologies Corp.	63,000	199
	TCI Co. Ltd.	56,022	197
	Mercuries & Associates Holding Ltd.	397,414	194
	KMC Kuei Meng International Inc.	50,000	193
	Weikeng Industrial Co. Ltd.	188,000	193
	TTY Biopharm Co. Ltd.	83,541	192
	Wei Chuan Foods Corp.	354,000	192
	Synmosa Biopharma Corp.	187,757	192
	China Metal Products	209,000	191
	China Bills Finance Corp.	416,000	191
	Genesys Logic Inc.	36,000	188
*	General Interface Solution Holding Ltd.	118,000	187
*	Foresee Pharmaceuticals Co. Ltd.	79,109	186
	Kuo Yang Construction Co. Ltd.	293,000	184
	Ho Tung Chemical Corp.	748,141	183
	Chia Hsin Cement Corp.	347,820	182
	Taiflex Scientific Co. Ltd.	132,630	182
	Rich Development Co. Ltd.	611,820	181
*	Grand Pacific Petrochemical	524,183	180
	Continental Holdings Corp.	200,000	180
*	Etron Technology Inc.	184,634	179
	Ton Yi Industrial Corp.	389,000	178
	Chief Telecom Inc.	13,200	177
	Dimerco Express Corp.	71,892	177
	TYC Brother Industrial Co. Ltd.	90,000	174
*	Adimmune Corp.	251,485	171
*	Ritek Corp.	417,257	169
	AmTRAN Technology Co. Ltd.	308,579	168
	Nantex Industry Co. Ltd.	164,000	166
	TaiDoc Technology Corp.	38,000	165
*	CSBC Corp. Taiwan	355,001	163
	ZillTek Technology Corp.	17,621	163
	Great Tree Pharmacy Co. Ltd.	35,917	163
	TSEC Corp.	314,543	162
	Brogent Technologies Inc.	36,529	159
	Taiwan Mask Corp.	105,158	154
	Ichia Technologies Inc.	138,000	153
	Sinyi Realty Inc.	177,358	151
	Bank of Kaohsiung Co. Ltd.	425,253	150
	Dyaco International Inc.	151,922	145
	91APP Inc.	54,000	145
	Gamania Digital Entertainment Co. Ltd.	62,000	143
	Motech Industries Inc.	229,929	143
	Namchow Holdings Co. Ltd.	92,000	140
	Globe Union Industrial Corp.	320,141	136
	Bioteque Corp.	36,000	135
	Elitegroup Computer Systems Co. Ltd.	201,000	135
*	CyberTAN Technology Inc.	148,000	135
	Darfon Electronics Corp.	101,000	134

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Actron Technology Corp.	28,132	134
	Hong Pu Real Estate Development Co. Ltd.	140,000	133
	Chun Yuan Steel Industry Co. Ltd.	244,000	133
[2]	Darwin Precisions Corp.	347,000	132
*	Career Technology MFG. Co. Ltd.	293,547	132
	Hung Sheng Construction Ltd.	181,912	131
	Advanced Ceramic X Corp.	27,000	130
	Sensortek Technology Corp.	18,000	127
*	Lealea Enterprise Co. Ltd.	488,800	126
*	International CSRC Investment Holdings Co.	323,447	125
	Tyntek Corp.	194,000	124
	Nidec Chaun-Choung Technology Corp.	23,000	124
	Waffer Technology Corp.	68,592	124
	Formosa Sumco Technology Corp.	44,000	120
	Firich Enterprises Co. Ltd.	126,880	119
*	China Man-Made Fiber Corp.	516,602	118
*	Longchen Paper & Packaging Co. Ltd.	349,309	118
*	Yeong Guan Energy Technology Group Co. Ltd.	105,453	118
	Weltrend Semiconductor	70,599	117
	PharmaEngine Inc.	40,038	117
	AGV Products Corp.	327,440	116
	Alpha Networks Inc.	107,772	114
	China Electric Manufacturing Corp.	246,360	112
	Cub Elecparts Inc.	35,854	112
	Savior Lifetec Corp.	182,096	111
	Everlight Chemical Industrial Corp.	170,240	110
	Zeng Hsing Industrial Co. Ltd.	33,304	108
	FSP Technology Inc.	54,000	107
	Advanced International Multitech Co. Ltd.	46,000	105
	Sunny Friend Environmental Technology Co. Ltd.	41,604	105
	WUS Printed Circuit Co. Ltd.	73,457	103
	T3EX Global Holdings Corp.	44,000	102
	Rechi Precision Co. Ltd.	120,000	98
	Taiyen Biotech Co. Ltd.	100,000	97
*	Federal Corp.	170,612	95
*	Apex International Co. Ltd.	91,372	94
[2]	Sincere Navigation Corp.	124,790	93
	UPC Technology Corp.	344,265	93
	Tong-Tai Machine & Tool Co. Ltd.	106,560	92
	KEE TAI Properties Co. Ltd.	215,180	91
	ScinoPharm Taiwan Ltd.	133,245	91
*	First Steamship Co. Ltd.	419,936	90
	Gourmet Master Co. Ltd.	28,245	89
	Holtek Semiconductor Inc.	60,000	88
	Kaimei Electronic Corp.	42,400	88
	Panion & BF Biotech Inc.	35,023	87
	Iron Force Industrial Co. Ltd.	30,076	85
*,2	Fittech Co. Ltd.	27,094	85
	Amazing Microelectronic Corp.	33,290	84
*	Taiwan Styrene Monomer	271,450	83
	Swancor Holding Co. Ltd.	32,000	83
	CHC Healthcare Group	60,268	81
	Cenra Inc.	71,500	81
	Sonix Technology Co. Ltd.	65,000	80
	Senao International Co. Ltd.	80,893	80
	Lingsen Precision Industries Ltd.	151,000	79
*	Chung Hwa Pulp Corp.	152,421	76
	Chlitina Holding Ltd.	23,076	76
	VIA Labs Inc.	21,000	76
	Tung Thih Electronic Co. Ltd.	28,600	73
	Asia Polymer Corp.	163,556	72
	Speed Tech Corp.	46,000	72
	China General Plastics Corp.	184,895	71
	Rexon Industrial Corp. Ltd.	69,000	66
*	Medigen Biotechnology Corp.	65,000	64
	Ultra Chip Inc.	29,000	63
	TA-I Technology Co. Ltd.	45,750	62
	Basso Industry Corp.	48,200	61
*	Gigastorage Corp.	141,195	58
*	PChome Online Inc.	43,630	56

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	ALI Corp.	52,086	52
*	Li Peng Enterprise Co. Ltd.	240,600	52
*	HannsTouch Holdings Co.	200,133	51
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	48
	Sheng Yu Steel Co. Ltd.	54,760	40
*	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	37
*	Newmax Technology Co. Ltd.	47,000	36
	Cyberlink Corp.	11,000	32
	Nan Liu Enterprise Co. Ltd.	16,000	32
*	Gigasolar Materials Corp.	14,349	31
	Yulon Nissan Motor Co. Ltd.	9,000	19
*	Zinwell Corp.	40,000	18
	Lian HWA Food Corp.	4,000	18
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			1,116,259
Thailand (0.2%)
	PTT PCL	8,635,180	8,056
	Delta Electronics Thailand PCL	1,736,800	6,445
	CP ALL PCL	3,823,400	5,886
	Advanced Info Service PCL	697,600	5,864
	Kasikornbank PCL	1,058,735	5,034
	Bangkok Dusit Medical Services PCL Class F	7,149,300	4,979
	Airports of Thailand PCL	2,598,650	4,247
	SCB X PCL	1,000,500	3,707
	Central Pattana PCL	2,056,200	3,220
	Gulf Energy Development PCL	1,864,480	3,180
	PTT Exploration & Production PCL	810,681	3,052
*,2	True Corp. PCL	6,235,576	2,158
	Krung Thai Bank PCL	3,053,575	2,071
	Bumrungrad Hospital PCL	360,300	1,919
	Central Retail Corp. PCL	1,861,100	1,825
	Charoen Pokphand Foods PCL	2,790,000	1,818
	Bangkok Bank PCL (Registered)	367,148	1,676
	Minor International PCL	2,355,332	1,672
	TMBThanachart Bank PCL	28,330,970	1,662
	Intouch Holdings PCL Class F	562,531	1,621
	Siam Cement PCL (Registered)	349,306	1,591
	Tisco Financial Group PCL	364,500	1,076
*	BTS Group Holdings PCL	5,730,846	1,041
	Krungthai Card PCL	689,000	1,035
	Home Product Center PCL	3,260,298	842
	Bangkok Expressway & Metro PCL	4,180,457	835
	Thai Union Group PCL Class F	2,336,580	830
	Banpu PCL (Registered)	5,408,304	799
	CP AXTRA PCL	981,060	775
	Siam Cement PCL NVDR	162,800	741
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	710
	PTT Global Chemical PCL	1,072,115	681
	Indorama Ventures PCL	986,000	670
	Srisawad Corp. PCL	569,145	621
	Plan B Media PCL Class F	2,889,416	617
	Bangchak Corp. PCL	599,500	610
	AP Thailand PCL	2,560,000	602
	Electricity Generating PCL	168,600	557
	Muangthai Capital PCL	427,500	552
	Thanachart Capital PCL	371,200	547
	Land & Houses PCL (Registered)	3,947,025	537
	WHA Corp. PCL	3,748,102	527
	CPN Retail Growth Leasehold REIT	1,442,400	517
	Kiatnakin Bank PCL	331,900	512
	PTT Oil & Retail Business PCL	1,456,000	500
	Ratch Group PCL	575,824	486
	Thai Oil PCL	610,732	470
	Siam Global House PCL	1,564,668	462
	Sansiri PCL	9,041,700	458
	Hana Microelectronics PCL	625,400	434
	KCE Electronics PCL	668,700	433
	Carabao Group PCL Class F	206,500	431
	Krung Thai Bank PCL NVDR	633,000	429

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Osotspa PCL	868,400	416
	Thai Life Insurance PCL	1,314,300	408
	Asset World Corp. PCL	4,257,800	398
	Berli Jucker PCL	602,984	397
	Amata Corp. PCL	527,249	391
	BCPG PCL	2,016,814	386
	Com7 PCL Class F	589,600	383
	Global Power Synergy PCL Class F	421,593	382
	Ngern Tid Lor PCL	738,769	362
	SCG Packaging PCL	670,100	327
	3BB Internet Infrastructure Fund Class F	2,076,500	323
	Central Plaza Hotel PCL	383,700	321
	Supalai PCL	616,000	307
	Thaicom PCL	912,400	307
	CH Karnchang PCL	575,000	281
*	VGI PCL	3,130,323	280
	Thailand Future Fund	1,480,400	277
*	Jasmine Technology Solution PCL	173,400	276
	Banpu Power PCL	1,045,600	267
	Bangkok Airways PCL	457,000	253
	Taokaenoi Food & Marketing PCL Class F	1,027,300	251
	Bangkok Chain Hospital PCL	566,200	240
	Quality Houses PCL	4,710,983	239
	TTW PCL	870,200	231
	B Grimm Power PCL	507,800	228
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	227
	Pruksa Holding PCL	1,194,700	227
	Sri Trang Agro-Industry PCL	466,196	216
[2]	Jaymart Group Holdings PCL	664,500	214
	JMT Network Services PCL	472,664	205
	CK Power PCL	2,330,445	200
	TPI Polene Power PCL	2,253,400	197
	I-TAIL Corp. PCL	391,500	197
	TOA Paint Thailand PCL	546,500	196
	Betagro PCL	369,700	191
	Major Cineplex Group PCL	448,400	186
	IRPC PCL	5,512,400	184
	BEC World PCL	1,509,700	183
	Thonburi Healthcare Group PCL	451,600	182
	SPCG PCL	739,800	177
	Energy Absolute PCL (XBKK)	1,898,000	173
	Dhipaya Group Holdings PCL	288,000	173
	Mega Lifesciences PCL	176,300	165
	GFPT PCL	584,200	159
	Star Petroleum Refining PCL	1,003,500	157
	Chularat Hospital PCL Class F	2,340,180	151
	Dohome PCL (XBKK)	678,873	148
	Stecon Group PCL	850,400	148
	Bangkok Land PCL	9,266,000	143
	Thoresen Thai Agencies PCL	1,064,852	141
	Gunkul Engineering PCL	2,366,799	139
	Sri Trang Gloves Thailand PCL	578,400	139
	Tipco Asphalt PCL	257,200	138
	Bangchak Sriracha PCL	819,400	130
	AEON Thana Sinsap Thailand PCL	36,100	124
	MK Restaurants Group PCL	228,200	119
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	648,858	116
	Thai Vegetable Oil PCL	181,840	113
*	Jasmine International PCL	1,925,499	111
	Bangkok Life Assurance PCL NVDR	201,780	108
	MBK PCL	201,158	108
	Precious Shipping PCL	533,800	96
	Ratchthani Leasing PCL	2,406,470	93
	LPN Development PCL	1,212,221	79
*	Singer Thailand PCL (Registered)	372,900	74
	TQM Alpha PCL	123,600	70
	Forth Corp. PCL	241,400	64
	Thaifoods Group PCL Class F	649,700	61
	Thanachart Capital PCL NVDR	38,600	57
	SCB X PCL NVDR	14,100	52

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Bangkok Life Assurance PCL	83,760	45
	PTG Energy PCL	190,400	42
*	BTS Group Holdings PCL NVDR	222,000	40
	TPI Polene PCL	1,011,469	30
*	Beyond Securities PCL	1,248,351	27
*,3	Thai Airways International PCL	300,774	23
	Land & Houses PCL NVDR	146,275	20
	Pruksa Real Estate PCL	210,700	20
	Kasikornbank PCL NVDR	2,990	14
*	SKY ICT PCL	22,343	14
	Siam City Cement PCL	2,500	12
	WHA Premium Growth Freehold & Leasehold REIT Class F	27,320	8
	Ratch Group PCL NVDR	9,776	8
*	Super Energy Corp. PCL	716,700	5
			106,790
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	273,283	4,193
	Akbank TAS	1,951,478	3,527
*	Turk Hava Yollari AO	334,557	2,954
	KOC Holding A/S	542,268	2,571
	Haci Omer Sabanci Holding A/S	831,160	2,315
	Turkcell Iletisim Hizmetleri A/S	760,109	2,286
	Turkiye Petrol Rafinerileri A/S	527,762	2,076
	Turkiye Is Bankasi A/S Class C	4,694,253	1,851
	Yapi ve Kredi Bankasi A/S	2,099,098	1,796
	Aselsan Elektronik Sanayi Ve Ticaret A/S	706,977	1,748
[2]	Eregli Demir ve Celik Fabrikalari TAS	2,655,562	1,660
	Enka Insaat ve Sanayi A/S	1,016,217	1,378
	Turkiye Garanti Bankasi A/S	356,414	1,265
	Coca-Cola Icecek A/S	646,206	1,026
[2]	Turkiye Sise ve Cam Fabrikalari A/S	906,294	959
	Ford Otomotiv Sanayi A/S	36,954	958
	Migros Ticaret A/S	54,425	887
*	Pegasus Hava Tasimaciligi A/S	128,311	838
*	TAV Havalimanlari Holding A/S	103,367	801
[2]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	207,635	681
*,2	Sasa Polyester Sanayi A/S	6,126,408	625
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	599,896	585
*,1	MLP Saglik Hizmetleri A/S	52,339	573
	AG Anadolu Grubu Holding A/S	66,673	558
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	549
*,2	Turk Telekomunikasyon A/S	352,454	496
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	899,712	476
[2]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	102,639	462
*	Gubre Fabrikalari TAS	59,033	440
*	Oyak Cimento Fabrikalari A/S	633,890	429
*,2	Arcelik A/S	118,554	419
[2]	Tofas Turk Otomobil Fabrikasi A/S	66,237	411
*	Anadolu Anonim Turk Sigorta Sirketi	125,693	387
	Is Yatirim Menkul Degerler A/S	279,695	349
[1]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	172,830	342
*	Turk Altin Isletmeleri A/S	539,784	339
*,2	Petkim Petrokimya Holding A/S	692,904	338
	Turkiye Sigorta A/S	655,182	328
*,2	Ulker Biskuvi Sanayi A/S	96,625	325
*	Ral Yatirim Holding A/S	27,751	312
*	Turkiye Vakiflar Bankasi TAO Class D	395,515	302
	Turk Traktor ve Ziraat Makineleri A/S	15,648	299
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	523,107	281
	Dogus Otomotiv Servis ve Ticaret A/S	50,702	266
	Nuh Cimento Sanayi A/S	34,418	265
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	259
	Aksa Akrilik Kimya Sanayii A/S	802,740	258
	EGE Endustri VE Ticaret A/S	964	254
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	554,479	247
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	109,703	238
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	223
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	222
	Sok Marketler Ticaret A/S	201,164	218

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	284,459	216
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	213
	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	208
*,2	Hektas Ticaret TAS	2,005,851	202
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	199
[1]	Enerjisa Enerji A/S	116,815	199
*	BatiSoke Soke Cimento Sanayii TAS	534,243	197
	Alarko Holding A/S	79,397	191
*	Albaraka Turk Katilim Bankasi A/S	959,185	191
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,567,577	191
	Borusan Yatirim ve Pazarlama A/S	3,742	188
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	185
	Anadolu Hayat Emeklilik A/S	65,848	183
	Yeni Gimat Gayrimenkul Ortakligi A/S	91,144	176
*	YEO Teknoloji Enerji VE Endustri A/S	109,328	167
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	255,164	164
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,292	162
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	161
*	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	153
	Aksa Enerji Uretim A/S	132,529	152
	Dogan Sirketler Grubu Holding A/S	389,279	147
*	Bera Holding A/S	308,280	147
	Enerya Enerji A/S	23,106	146
[2]	Kontrolmatik Enerji Ve Muhendislik A/S	142,853	142
	AKIS Gayrimenkul Yatirimi A/S	711,348	142
*	MIA Teknoloji A/S	136,914	142
	CW Enerji Muhendislik Ticaret VE Sanayi A/S	253,760	141
	Aygaz A/S	31,182	138
*	Turkiye Halk Bankasi A/S	242,994	138
	Escar Turizm Tasimacilik Ticaret A/S	108,232	137
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	136
*	Investco Holding A/S	22,977	135
*	Konya Cimento Sanayii A/S	751	133
*	Akfen Yenilenebilir Enerji A/S	265,928	133
*	Tekfen Holding A/S	74,320	132
	LDR Turizm AS	30,310	130
	Akcansa Cimento A/S	20,940	122
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	239,434	122
*	Kiler Holding AS	147,065	119
*	NET Holding A/S	95,198	118
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	116
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	115
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	79,344	113
	Kocaer Celik Sanayi Ve Ticaret AS	331,249	111
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,363	110
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	55,246	108
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	107
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	107
	Alfa Solar Enerji Sanayi VE Ticaret AS	51,880	106
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	102,963	106
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,219,069	103
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	102
	Global Yatirim Holding A/S	208,100	102
*,2	Zorlu Enerji Elektrik Uretim A/S	820,667	93
*	Can2 Termik A/S	2,162,603	92
*	Tukas Gida Sanayi ve Ticaret A/S	515,719	90
*	Politeknik Metal Sanayi ve Ticaret A/S	465	88
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	309,810	87
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	112,925	86
	Sekerbank Turk A/S	724,834	82
*	Izmir Demir Celik Sanayi A/S	559,166	82
	Iskenderun Demir ve Celik A/S	77,436	81
*	Tumosan Motor ve Traktor Sanayi A/S	25,411	79
*	Izdemir Enerji Elektrik Uretim A/S	633,033	78
*	Aksigorta A/S	330,403	74
	Bursa Cimento Fabrikasi A/S	316,197	74
	Katilimevim Tasarruf Finansman A/S	44,261	73
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	72
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	71
	Kervan Gida Sanayi Ve Ticaret A/S	1,175,337	70

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Galata Wind Enerji A/S	87,783	70
*	Kayseri Seker Fabrikasi A/S	137,098	69
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	466,685	68
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	211	65
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	103,480	64
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	62
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	62
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	60
*	Qua Granite Hayal	627,176	60
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	60
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	4,164	56
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	55
*	Oyak Yatirim Menkul Degerler A/S	58,742	55
*	Is Finansal Kiralama A/S	144,080	52
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	52
	Ebebek Magazacilik A/S	30,888	52
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	51
	Celebi Hava Servisi A/S	940	50
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	50
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	47
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	298,984	43
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	43
	Aydem Yenilenebilir Enerji A/S	68,323	42
	Polisan Holding A/S	134,933	41
	Kimteks Poliuretan Sanayi VE Ticaret AS	76,036	39
*	Europen Endustri Insaat Sanayi VE Ticaret AS	294,643	35
*	Tat Gida Sanayi A/S	94,870	33
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	31
*	Peker Gayrimenkul Yatirim Ortakligi A/S	816,788	31
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	27
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	26
*	Kordsa Teknik Tekstil A/S	12,974	25
*	Fenerbahce Futbol A/S	14,144	21
*	Imas Makina Sanayi AS	250,972	19
*	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	11
			58,648
United Arab Emirates (0.2%)
	Emaar Properties PJSC	4,167,374	15,296
	First Abu Dhabi Bank PJSC	2,732,378	10,809
	Emirates Telecommunications Group Co. PJSC	2,166,587	10,082
	Emirates NBD Bank PJSC	1,103,789	6,265
	Abu Dhabi Commercial Bank PJSC	1,707,411	5,564
	Aldar Properties PJSC	2,371,204	4,933
	Abu Dhabi Islamic Bank PJSC	922,349	3,915
	Dubai Electricity & Water Authority PJSC	5,533,370	3,857
	Dubai Islamic Bank PJSC	1,785,834	3,736
	Alpha Dhabi Holding PJSC	878,159	2,725
	ADNOC Drilling Co. PJSC	1,457,116	2,142
*	Modon Holding PSC	2,026,401	1,879
	Emaar Development PJSC	517,192	1,847
*	Multiply Group PJSC	2,945,610	1,691
	Abu Dhabi National Oil Co. for Distribution PJSC	1,711,235	1,675
	Salik Co. PJSC	1,164,013	1,534
*	Pure Health Holding PJSC	1,539,937	1,476
	Borouge plc	1,930,468	1,298
	Air Arabia PJSC	1,415,726	1,190
	Americana Restaurants International plc - Foreign Co. (XADS)	1,848,145	1,181
	ADNOC Logistics & Services	837,300	1,180
*	Talabat Holding plc	2,799,850	1,082
*	Dana Gas PJSC	4,488,120	928
*	Apex Investments Co. PSC	693,308	881
	National Marine Dredging Co.	123,532	848
*	Abu Dhabi Ports Co. PJSC	557,493	751
	Dubai Investments PJSC	1,234,573	729
	Emirates Central Cooling Systems Corp.	1,421,237	676
	GFH Financial Group BSC	2,066,688	658
	Agility Global plc	1,805,702	649
	Parkin Co. PJSC	425,358	511
*	Aramex PJSC	656,426	505

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Fertiglobe plc	727,424	491
	Amanat Holdings PJSC	1,424,927	419
	Dubai Financial Market PJSC	886,014	354
*	Lulu Retail Holdings plc	713,657	354
	RAK Properties PJSC	1,028,872	338
*	Phoenix Group plc	1,020,255	335
	Agthia Group PJSC	186,549	313
*	Ajman Bank PJSC	669,009	309
*	Space42 plc	511,968	284
	Burjeel Holdings plc	446,772	243
*	AL Seer Marine Supplies & Equipment Co. LLC	181,709	187
*	Ghitha Holding PJSC	20,925	141
*	Gulf Navigation Holding PJSC	67,884	98
	Abu Dhabi National Hotels	334,230	54
*,3	Arabtec Holding PJSC	245,437	—
			96,413
United Kingdom (3.4%)
	AstraZeneca plc	931,797	130,802
	Shell plc (XLON)	3,854,468	126,560
	HSBC Holdings plc	11,295,993	117,977
	Unilever plc (XLON)	1,527,780	87,507
	RELX plc	1,156,697	57,437
	BP plc	10,063,572	52,062
	British American Tobacco plc	1,235,038	49,001
	London Stock Exchange Group plc	307,530	45,763
	GSK plc	2,479,813	43,197
	CRH plc (SGMX)	423,473	41,899
	Diageo plc	1,380,528	41,126
	Rio Tinto plc	659,659	39,726
*	Rolls-Royce Holdings plc	5,289,824	39,442
	National Grid plc	3,027,815	36,731
	Compass Group plc	1,057,733	36,444
	Barclays plc	9,048,461	33,163
	Glencore plc	7,558,306	32,655
*	Flutter Entertainment plc	110,026	29,506
	Lloyds Banking Group plc	38,163,477	29,343
	Reckitt Benckiser Group plc	434,908	28,760
	BAE Systems plc	1,882,058	28,450
	Experian plc	575,383	28,343
	3i Group plc	574,993	27,625
	Haleon plc	5,117,073	23,852
	NatWest Group plc	4,352,618	23,207
	Ferguson Enterprises Inc.	125,999	22,821
	Anglo American plc	777,407	22,763
	Tesco plc	4,294,171	19,763
	Ashtead Group plc	274,501	17,890
	Imperial Brands plc	521,543	17,590
	Standard Chartered plc	1,266,116	17,029
	Smurfit WestRock plc	320,245	16,975
	Prudential plc (XLON)	1,689,481	14,060
	SSE plc	678,967	13,678
	InterContinental Hotels Group plc	100,777	13,438
	Vodafone Group plc	13,139,567	11,194
	Legal & General Group plc	3,647,145	10,891
	Aviva plc	1,690,399	10,715
	Sage Group plc	639,909	10,635
	Next plc	75,351	9,261
	Halma plc	243,166	9,109
	Bunzl plc	213,788	9,100
	Informa plc	849,545	9,065
	Rentokil Initial plc	1,577,069	7,724
	Segro plc	857,900	7,585
	Smith & Nephew plc	571,426	7,246
	Pearson plc	434,495	7,209
[2]	BT Group plc	3,960,051	6,941
	WPP plc	694,370	6,601
	Intertek Group plc	103,926	6,554
*	Wise plc Class A	465,529	6,414
	Melrose Industries plc (XLON)	825,047	6,227

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	DS Smith plc	860,121	6,168
	Admiral Group plc	182,999	6,114
	Smiths Group plc	230,499	5,871
	International Consolidated Airlines Group SA	1,403,577	5,853
	Centrica plc	3,261,666	5,732
	United Utilities Group plc	450,876	5,697
[1]	Auto Trader Group plc	576,532	5,615
	Marks & Spencer Group plc	1,284,867	5,323
	Severn Trent plc	169,021	5,279
	Intermediate Capital Group plc	174,354	5,080
	Barratt Redrow plc	896,058	5,019
	Spirax Group plc	48,415	4,814
	Weir Group plc	157,416	4,696
	Antofagasta plc	218,988	4,644
	Mondi plc	295,273	4,596
	Associated British Foods plc	193,259	4,535
	Diploma plc	79,350	4,443
	St. James's Place plc	335,729	4,360
	Rightmove plc	526,842	4,335
	Coca-Cola HBC AG	122,121	4,239
	Whitbread plc	120,588	4,183
	Beazley plc	393,682	4,065
	DCC plc	57,778	3,984
	IMI plc	158,299	3,917
	Croda International plc	91,429	3,766
	M&G plc	1,428,910	3,681
	Kingfisher plc	1,209,675	3,675
	Howden Joinery Group plc	363,170	3,671
	J Sainsbury plc	1,133,227	3,559
	Taylor Wimpey plc	2,365,975	3,504
	Games Workshop Group plc	19,336	3,476
	Phoenix Group Holdings plc	509,747	3,285
	Entain plc	377,695	3,279
	Land Securities Group plc	451,459	3,256
	Burberry Group plc	222,273	3,249
	Berkeley Group Holdings plc	66,289	3,172
	Hargreaves Lansdown plc	228,096	3,108
[1]	ConvaTec Group plc	995,226	3,034
	Persimmon plc	192,843	3,011
	British Land Co. plc	608,365	2,830
	LondonMetric Property plc	1,228,760	2,827
	IG Group Holdings plc	215,655	2,721
	Hikma Pharmaceuticals plc	94,011	2,665
	Direct Line Insurance Group plc	791,656	2,623
	Tritax Big Box REIT plc	1,432,825	2,590
	UNITE Group plc	242,074	2,564
	Rotork plc	590,864	2,548
	Hiscox Ltd.	188,363	2,541
	Spectris plc	66,155	2,473
	Investec plc	372,311	2,392
	Endeavour Mining plc	117,549	2,391
*	Carnival plc	94,864	2,378
	Schroders plc	540,861	2,362
	RS Group plc	291,311	2,344
	Bellway plc	71,726	2,315
	Abrdn plc	1,162,793	2,224
	B&M European Value Retail SA	556,920	2,223
	ITV plc	2,358,529	2,163
	Johnson Matthey plc	115,371	2,040
	Cranswick plc	32,568	2,028
	Tate & Lyle plc	238,073	1,941
	International Distribution Services plc	409,257	1,847
	Drax Group plc	235,947	1,818
	Balfour Beatty plc	313,400	1,804
	Inchcape plc	216,464	1,802
	Man Group plc	681,142	1,800
	JD Sports Fashion plc	1,606,756	1,763
	Plus500 Ltd.	48,084	1,686
*	Playtech plc	183,704	1,673
[1]	Quilter plc	804,144	1,610

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Greggs plc	60,314	1,609
	Derwent London plc	64,339	1,564
	Softcat plc	76,702	1,521
	TP ICAP Group plc	449,469	1,520
	easyJet plc	224,093	1,415
	Big Yellow Group plc	119,607	1,410
*	Vistry Group plc	189,077	1,392
	QinetiQ Group plc	300,301	1,379
	Shaftesbury Capital plc	895,490	1,373
*	Ocado Group plc	367,214	1,360
[2]	Pennon Group plc	181,562	1,298
	Morgan Sindall Group plc	28,045	1,275
	WH Smith plc	78,666	1,273
	Grafton Group plc GDR	110,181	1,261
[1]	Airtel Africa plc	702,613	1,251
	Bank of Georgia Group plc	21,219	1,246
*,1	Deliveroo plc	766,046	1,244
	4imprint Group plc	16,592	1,228
	TBC Bank Group plc	29,570	1,224
	Baltic Classifieds Group plc	286,798	1,216
	Just Group plc	590,632	1,210
	Serco Group plc	630,026	1,206
[1]	JTC plc	97,924	1,201
	Hill & Smith plc	48,854	1,197
*,1	Trainline plc	270,092	1,186
	Computacenter plc	41,054	1,183
[1]	Bridgepoint Group plc	250,909	1,173
	OSB Group plc	223,375	1,162
	Paragon Banking Group plc	114,753	1,144
	Savills plc	85,366	1,127
	Lancashire Holdings Ltd.	139,966	1,126
	Mitie Group plc	779,578	1,116
	Safestore Holdings plc	145,869	1,108
	Travis Perkins plc	125,625	1,105
	SSP Group plc	487,479	1,098
	Harbour Energy plc	375,765	1,085
	Coats Group plc	902,039	1,070
	Grainger plc	401,129	1,055
	AJ Bell plc	188,707	1,036
	Renishaw plc	22,664	1,008
	Dunelm Group plc	80,992	990
	Energean plc	85,843	984
*,1	Watches of Switzerland Group plc	136,495	966
	Fresnillo plc	109,812	940
	Breedon Group plc	173,872	936
	Babcock International Group plc	139,818	931
*	Canal & France SA (XLON)	405,631	924
	Hammerson plc	261,457	923
	International Workplace Group plc	426,290	906
	Telecom Plus plc	43,417	899
	Sirius Real Estate Ltd.	899,333	891
*	Indivior plc	75,198	887
*	Oxford Nanopore Technologies plc	486,768	878
	Hays plc	927,829	876
	Clarkson plc	16,544	875
	Genus plc	35,791	857
	Premier Foods plc	360,487	839
	Bodycote plc	106,208	837
	Domino's Pizza Group plc	224,866	836
	Primary Health Properties plc	711,324	830
	Firstgroup plc	408,106	823
	Oxford Instruments plc	31,568	817
*,1	Trustpilot Group plc	197,632	811
	Keller Group plc	47,802	808
	Bytes Technology Group plc (XLON)	141,771	807
*	Spirent Communications plc	339,577	775
	Rathbones Group plc	35,877	772
	Pets at Home Group plc	275,415	772
	Future plc	68,165	771
	Great Portland Estates plc	214,909	768

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Assura plc	1,643,261	767
*	Helios Towers plc	631,559	738
	Pagegroup plc	181,484	734
	IntegraFin Holdings plc	161,795	725
*	Currys plc	621,377	719
	Elementis plc	368,189	713
	Chemring Group plc	178,853	704
	Volution Group plc	106,024	696
	Genuit Group plc	141,475	685
	MONY Group plc	280,455	672
	Greencore Group plc	274,277	657
	Supermarket Income REIT plc	777,045	648
*	Moonpig Group plc	226,667	638
	Dowlais Group plc	709,624	628
	Ashmore Group plc	294,449	619
	Kainos Group plc	60,384	615
	Victrex plc	49,122	602
	AG Barr plc	77,949	588
	Pan African Resources plc	1,150,562	577
[1]	Spire Healthcare Group plc	188,279	546
	Vesuvius plc	105,248	535
	Hilton Food Group plc	48,855	535
*	Frasers Group plc	66,118	519
	Marshalls plc	155,110	501
	Morgan Advanced Materials plc	142,816	482
*	Molten Ventures plc	121,550	476
*	Auction Technology Group plc	61,115	466
	Rhi Magnesita NV	10,453	452
[1]	TI Fluid Systems plc	183,305	443
	Senior plc	213,364	435
	Zigup plc	112,792	427
*	Mitchells & Butlers plc	145,120	415
[1]	Petershill Partners plc	121,657	414
	Workspace Group plc	70,681	410
[1]	Ibstock plc	192,672	402
	J D Wetherspoon plc	50,210	387
[2]	Diversified Energy Co. plc	24,091	387
	Ninety One plc	208,119	385
*	John Wood Group plc	424,164	379
*,2	Alphawave IP Group plc	214,478	378
	C&C Group plc	209,451	377
	Wickes Group plc	163,541	374
	NCC Group plc	202,648	361
*	Hochschild Mining plc	158,826	345
*	IP Group plc	521,288	339
*	Close Brothers Group plc	83,578	330
	Crest Nicholson Holdings plc	147,185	326
*,2	THG plc	544,316	275
	Dr. Martens plc	288,620	256
	Picton Property Income Ltd.	307,086	247
*	Mobico Group plc	268,836	244
	Essentra plc	156,794	242
[1]	Bakkavor Group plc	145,599	240
*	AO World plc	187,807	229
*	PureTech Health plc	123,993	229
	Halfords Group plc	124,590	219
*,1,2	Aston Martin Lagonda Global Holdings plc	160,219	208
	Liontrust Asset Management plc	33,946	188
*	Evoke plc	214,674	187
*,2	ASOS plc	33,993	178
	Jupiter Fund Management plc	173,949	172
*,2	Tullow Oil plc	619,593	138
[1]	CMC Markets plc	46,417	128
	FDM Group Holdings plc	41,177	120
	Rank Group plc	100,345	111
	PZ Cussons plc	110,790	107
	Ithaca Energy plc	61,004	94
*,3	Home REIT plc	383,901	91
*	Synthomer plc	35,383	68
*	Raspberry PI Holdings plc	5,432	51

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Helical plc	22,164	49
	CLS Holdings plc	44,055	39
*	SIG plc	210,507	38
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,1,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			1,891,613
United States (64.1%)
	Apple Inc.	8,898,001	2,099,928
	Microsoft Corp.	4,623,986	1,919,232
	NVIDIA Corp.	14,549,141	1,746,915
*	Amazon.com Inc.	5,835,850	1,387,065
	Meta Platforms Inc. Class A	1,362,252	938,837
	Alphabet Inc. Class A	3,660,018	746,717
*	Tesla Inc.	1,727,957	699,131
	Broadcom Inc.	2,827,151	625,564
	Alphabet Inc. Class C	3,010,553	618,970
	JPMorgan Chase & Co.	1,746,770	466,912
*	Berkshire Hathaway Inc. Class B	970,370	454,783
	Eli Lilly & Co.	497,722	403,692
	Visa Inc. Class A	979,369	334,748
	UnitedHealth Group Inc.	571,694	310,138
	Exxon Mobil Corp.	2,789,041	297,953
	Mastercard Inc. Class A	506,826	281,506
	Costco Wholesale Corp.	275,554	270,010
	Walmart Inc.	2,697,546	264,791
*	Netflix Inc.	265,999	259,817
	Home Depot Inc.	616,428	253,956
	Procter & Gamble Co.	1,465,592	243,274
	Johnson & Johnson	1,498,562	228,006
	AbbVie Inc.	1,100,641	202,408
	Salesforce Inc.	574,086	196,165
	Bank of America Corp.	4,139,930	191,679
	Oracle Corp.	976,493	166,062
	Wells Fargo & Co.	2,070,460	163,152
	Chevron Corp.	1,070,006	159,634
	Merck & Co. Inc.	1,575,640	155,705
	Coca-Cola Co.	2,410,201	153,000
	Cisco Systems Inc.	2,478,991	150,227
	Accenture plc Class A	389,627	149,987
	International Business Machines Corp.	569,687	145,669
	Thermo Fisher Scientific Inc.	236,606	141,431
	Abbott Laboratories	1,073,715	137,360
	General Electric Co.	669,146	136,218
	Linde plc	298,591	133,207
*	ServiceNow Inc.	127,644	129,990
	McDonald's Corp.	447,872	129,301
	PepsiCo Inc.	853,679	128,641
	Walt Disney Co.	1,127,936	127,524
	Philip Morris International Inc.	965,833	125,751
*	Intuitive Surgical Inc.	219,425	125,485
	Goldman Sachs Group Inc.	190,683	122,113
*	Adobe Inc.	275,690	120,601
	QUALCOMM Inc.	693,970	120,008
*	Advanced Micro Devices Inc.	1,000,942	116,059
	Caterpillar Inc.	303,914	112,886
	American Express Co.	348,076	110,497
	RTX Corp.	825,162	106,405
	AT&T Inc.	4,452,606	105,660
	Texas Instruments Inc.	565,630	104,421
*	Palantir Technologies Inc. Class A	1,249,648	103,083
	Verizon Communications Inc.	2,613,775	102,957
	Intuit Inc.	169,622	102,029
	S&P Global Inc.	194,350	101,336
	Morgan Stanley	721,681	99,902
	Blackrock Inc.	91,700	98,623
	Booking Holdings Inc.	20,562	97,414
	Citigroup Inc.	1,177,782	95,907

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Amgen Inc.	332,409	94,876
	Union Pacific Corp.	378,764	93,854
*	Boston Scientific Corp.	911,599	93,311
	Applied Materials Inc.	517,284	93,292
	Pfizer Inc.	3,515,769	93,238
	Lowe's Cos. Inc.	355,419	92,423
	NextEra Energy Inc.	1,277,076	91,388
	Honeywell International Inc.	404,506	90,496
	Progressive Corp.	363,391	89,554
	Danaher Corp.	399,092	88,894
	Stryker Corp.	224,603	87,885
	TJX Cos. Inc.	703,696	87,814
*	Uber Technologies Inc.	1,263,830	84,487
	Eaton Corp. plc	245,537	80,153
	ConocoPhillips	805,670	79,624
	Blackstone Inc.	448,392	79,415
	Comcast Corp. Class A	2,358,190	79,377
*	Berkshire Hathaway Inc. Class A	111	77,990
*	Boeing Co.	440,345	77,730
	Automatic Data Processing Inc.	254,227	77,033
	Charles Schwab Corp.	926,129	76,609
*	Fiserv Inc.	353,998	76,478
	Starbucks Corp.	704,228	75,831
	Gilead Sciences Inc.	776,012	75,428
	Deere & Co.	156,792	74,721
*	Palo Alto Networks Inc.	403,871	74,482
	Bristol-Myers Squibb Co.	1,257,135	74,108
*	Vertex Pharmaceuticals Inc.	160,329	74,021
*	Arista Networks Inc.	640,334	73,786
	Medtronic plc	796,622	72,349
	KKR & Co. Inc.	417,847	69,810
	T-Mobile US Inc.	297,409	69,287
	Chubb Ltd.	251,098	68,269
	Prologis Inc.	571,713	68,177
	Marsh & McLennan Cos. Inc.	305,594	66,277
	Analog Devices Inc.	307,412	65,138
	Lam Research Corp.	802,602	65,051
	GE Vernova Inc.	169,102	63,055
	Micron Technology Inc.	684,210	62,427
	KLA Corp.	83,645	61,750
	Lockheed Martin Corp.	130,913	60,606
	Marvell Technology Inc.	533,548	60,216
*	AppLovin Corp. Class A	162,837	60,183
	Constellation Energy Corp.	195,769	58,727
*	Crowdstrike Holdings Inc. Class A	143,188	56,999
	Elevance Health Inc.	143,878	56,933
	Southern Co.	677,850	56,906
	NIKE Inc. Class B	735,806	56,583
	Intercontinental Exchange Inc.	351,985	56,258
*	MercadoLibre Inc.	29,199	56,126
	Parker-Hannifin Corp.	79,165	55,974
	Apollo Global Management Inc.	324,811	55,536
*	PayPal Holdings Inc.	624,406	55,310
	Altria Group Inc.	1,049,635	54,822
	Waste Management Inc.	248,373	54,707
	Equinix Inc.	59,808	54,644
	American Tower Corp.	290,491	53,726
	Duke Energy Corp.	477,396	53,464
	CME Group Inc.	223,023	52,749
	Welltower Inc.	381,818	52,111
	Sherwin-Williams Co.	145,083	51,963
	Amphenol Corp. Class A	733,440	51,913
	United Parcel Service Inc. Class B (XNYS)	452,142	51,648
	3M Co.	338,274	51,485
	Intel Corp.	2,646,438	51,420
	Trane Technologies plc	139,987	50,780
*	Cadence Design Systems Inc.	169,263	50,376
*	Spotify Technology SA	91,188	50,021
	Cigna Group	169,979	50,010
*	Synopsys Inc.	94,631	49,727

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc.	848,312	49,499
	PNC Financial Services Group Inc.	245,010	49,235
	Moody's Corp.	98,081	48,986
	Zoetis Inc.	284,002	48,536
	Mondelez International Inc. Class A	828,334	48,035
	McKesson Corp.	80,333	47,778
	Capital One Financial Corp.	234,513	47,773
	Motorola Solutions Inc.	101,667	47,707
	Illinois Tool Works Inc.	181,489	47,035
*	O'Reilly Automotive Inc.	35,865	46,424
	Air Products & Chemicals Inc.	137,762	46,186
	US Bancorp	966,038	46,157
	Arthur J Gallagher & Co.	152,499	46,027
	Emerson Electric Co.	353,193	45,897
	TransDigm Group Inc.	33,748	45,673
	Aon plc Class A (XNYS)	121,903	45,204
	EOG Resources Inc.	354,456	44,587
	Becton Dickinson & Co.	178,478	44,191
	CVS Health Corp.	782,348	44,187
*	Regeneron Pharmaceuticals Inc.	64,745	43,572
	Colgate-Palmolive Co.	502,141	43,536
	General Dynamics Corp.	167,955	43,161
	Cintas Corp.	214,268	42,976
	Williams Cos. Inc.	756,189	41,916
*	Autodesk Inc.	133,728	41,635
*	DoorDash Inc. Class A	219,839	41,512
	Northrop Grumman Corp.	85,179	41,505
	Marriott International Inc. Class A	141,915	41,239
*	Fortinet Inc.	393,150	39,661
	Target Corp.	287,014	39,582
	CSX Corp.	1,203,221	39,550
	Royal Caribbean Cruises Ltd.	147,828	39,411
	Truist Financial Corp.	825,974	39,333
	Bank of New York Mellon Corp.	455,957	39,180
	Ecolab Inc.	154,461	38,645
	Hilton Worldwide Holdings Inc.	148,913	38,132
	HCA Healthcare Inc.	115,245	38,020
	Roper Technologies Inc.	65,902	37,936
	FedEx Corp.	140,210	37,137
	Aflac Inc.	344,480	36,990
*	Coinbase Global Inc. Class A	125,936	36,689
	Norfolk Southern Corp.	140,478	35,864
*	Snowflake Inc. Class A	196,857	35,732
	Schlumberger NV	884,488	35,627
*	Airbnb Inc. Class A	271,599	35,626
	Vistra Corp.	211,211	35,490
	PACCAR Inc.	318,071	35,268
*	AutoZone Inc.	10,510	35,211
	ONEOK Inc.	360,772	35,056
	Simon Property Group Inc.	200,013	34,774
	Travelers Cos. Inc.	141,403	34,669
*	Workday Inc. Class A	131,525	34,467
*	MicroStrategy Inc. Class A	102,296	34,248
	Carrier Global Corp.	521,328	34,084
	General Motors Co.	681,643	33,714
	Digital Realty Trust Inc.	205,700	33,706
	NXP Semiconductors NV	159,333	33,229
*	Trade Desk Inc. Class A	277,929	32,985
	Kinder Morgan Inc.	1,199,131	32,952
	Ameriprise Financial Inc.	60,533	32,891
	Johnson Controls International plc	414,092	32,299
	American Electric Power Co. Inc.	325,737	32,039
	Sempra	385,706	31,987
	Howmet Aerospace Inc.	252,501	31,962
	Freeport-McMoRan Inc.	891,010	31,943
*	Block Inc. (XNYS)	346,579	31,476
	MetLife Inc.	363,401	31,438
	Discover Financial Services	156,172	31,405
*	Copart Inc.	540,437	31,308
	Allstate Corp.	162,593	31,272

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Cheniere Energy Inc.	139,436	31,185
	United Rentals Inc.	40,860	30,974
	Ross Stores Inc.	203,129	30,583
	Marathon Petroleum Corp.	209,084	30,466
*	Atlassian Corp. Ltd. Class A	99,122	30,409
*	Lululemon Athletica Inc.	73,366	30,388
	Phillips 66	257,479	30,349
	Cummins Inc.	84,834	30,222
	American International Group Inc.	402,277	29,632
	Realty Income Corp.	536,776	29,329
	Paychex Inc.	198,296	29,282
	Public Storage	97,601	29,132
*	Axon Enterprise Inc.	44,508	29,027
	WW Grainger Inc.	27,123	28,823
	Baker Hughes Co.	622,192	28,733
	Dominion Energy Inc.	516,026	28,686
	Corteva Inc.	436,161	28,468
	MSCI Inc.	47,684	28,456
	TE Connectivity plc	190,204	28,144
	Quanta Services Inc.	90,259	27,765
	Fidelity National Information Services Inc.	339,793	27,683
*	Fair Isaac Corp.	14,722	27,583
*	CBRE Group Inc. Class A	190,468	27,568
	Republic Services Inc.	126,023	27,331
	Agilent Technologies Inc.	179,736	27,234
	Kimberly-Clark Corp.	208,768	27,134
*	Edwards Lifesciences Corp.	371,583	26,921
	Prudential Financial Inc.	221,720	26,775
	Targa Resources Corp.	135,618	26,690
*	Datadog Inc. Class A	186,419	26,604
	Cencora Inc.	103,944	26,424
	AMETEK Inc.	142,574	26,313
*	NU Holdings Ltd. Class A	1,978,753	26,199
	Valero Energy Corp.	196,563	26,143
	Fastenal Co.	355,485	26,036
	Vertiv Holdings Co. Class A	222,142	25,995
	DR Horton Inc.	182,455	25,890
	Cognizant Technology Solutions Corp. Class A	313,283	25,880
*	Cloudflare Inc. Class A	186,017	25,745
*	Gartner Inc.	47,241	25,644
	Public Service Enterprise Group Inc.	306,689	25,621
	Kenvue Inc.	1,190,698	25,350
	Kroger Co.	410,079	25,277
	Newmont Corp. (XNYS)	586,857	25,071
	Verisk Analytics Inc.	87,185	25,060
	Corning Inc.	480,865	25,043
	GE HealthCare Technologies Inc.	282,041	24,904
	L3Harris Technologies Inc.	116,969	24,799
	Ford Motor Co.	2,459,172	24,788
	Exelon Corp.	615,333	24,613
	Hess Corp.	173,486	24,120
	Xcel Energy Inc.	356,972	23,989
	Crown Castle Inc.	268,653	23,985
	Otis Worldwide Corp.	248,677	23,729
*	HubSpot Inc.	30,438	23,727
	Ingersoll Rand Inc. (XYNS)	252,892	23,721
*	Roblox Corp. Class A	327,202	23,254
*	IQVIA Holdings Inc.	113,152	22,784
	Vulcan Materials Co.	83,002	22,755
	Yum! Brands Inc.	173,536	22,646
	Ares Management Corp. Class A	113,837	22,565
	Sysco Corp.	308,368	22,486
	Old Dominion Freight Line Inc.	121,031	22,465
	Keurig Dr Pepper Inc.	694,882	22,306
	Westinghouse Air Brake Technologies Corp.	106,839	22,214
	Humana Inc.	75,273	22,072
*	Alnylam Pharmaceuticals Inc.	80,563	21,858
*	Robinhood Markets Inc. Class A	420,506	21,845
*	Monster Beverage Corp.	446,069	21,728
	ResMed Inc.	91,019	21,497

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	IDEXX Laboratories Inc.	50,736	21,413
*	Veeva Systems Inc. Class A	91,764	21,405
	Entergy Corp.	262,013	21,244
	PG&E Corp.	1,354,785	21,202
*	DexCom Inc.	244,029	21,189
	Equifax Inc.	76,807	21,105
	Willis Towers Watson plc	63,404	20,896
	M&T Bank Corp.	103,720	20,873
	General Mills Inc.	347,037	20,871
	Nasdaq Inc.	253,438	20,868
	Arch Capital Group Ltd.	223,979	20,846
	Martin Marietta Materials Inc.	38,262	20,819
	Garmin Ltd.	95,257	20,561
	Electronic Arts Inc.	165,850	20,385
*	Centene Corp.	316,329	20,255
	Hartford Financial Services Group Inc.	181,229	20,216
	eBay Inc.	299,268	20,195
*	Charter Communications Inc. Class A	58,236	20,120
	Extra Space Storage Inc.	130,509	20,098
	DuPont de Nemours Inc.	261,663	20,096
*	Take-Two Interactive Software Inc.	107,386	19,921
	Rockwell Automation Inc.	71,525	19,915
	Lennar Corp. Class A	151,665	19,905
	Consolidated Edison Inc.	210,856	19,766
*	Keysight Technologies Inc.	109,920	19,604
	AvalonBay Communities Inc.	87,971	19,486
	HP Inc.	599,323	19,478
	Raymond James Financial Inc.	115,048	19,383
	Occidental Petroleum Corp.	414,276	19,326
*	CoStar Group Inc.	252,105	19,311
	Diamondback Energy Inc.	117,228	19,268
	WEC Energy Group Inc.	193,529	19,210
*	ANSYS Inc.	54,764	19,195
	VICI Properties Inc.	644,457	19,185
	Nucor Corp.	148,566	19,080
	Cardinal Health Inc.	154,094	19,055
	Fifth Third Bancorp	430,028	19,055
	EQT Corp.	365,040	18,661
	Monolithic Power Systems Inc.	29,210	18,618
	State Street Corp.	183,094	18,606
*	GoDaddy Inc. Class A	87,302	18,565
	Xylem Inc.	149,405	18,532
	Iron Mountain Inc.	181,091	18,393
	Tractor Supply Co.	337,255	18,333
	Constellation Brands Inc. Class A	99,836	18,050
*	Mettler-Toledo International Inc.	13,214	18,030
	Microchip Technology Inc.	331,782	18,016
	Fortive Corp.	220,101	17,901
	Global Payments Inc.	158,187	17,851
	Broadridge Financial Solutions Inc.	74,223	17,681
*	Carnival Corp.	636,354	17,608
	Dell Technologies Inc. Class C	169,005	17,509
	Dover Corp.	85,805	17,477
	Hewlett Packard Enterprise Co.	811,335	17,192
	LPL Financial Holdings Inc.	46,821	17,178
	Dow Inc.	436,493	17,045
*	Coupang Inc.	724,439	17,032
[2]	PPG Industries Inc.	146,461	16,899
	Synchrony Financial	244,977	16,899
	CDW Corp.	84,492	16,826
*	Deckers Outdoor Corp.	94,172	16,702
	Williams-Sonoma Inc.	78,489	16,590
*	Carvana Co.	66,912	16,559
	Equity Residential	234,111	16,535
	First Citizens BancShares Inc. Class A	7,446	16,416
	Kraft Heinz Co.	549,212	16,388
	Church & Dwight Co. Inc.	153,572	16,205
	T Rowe Price Group Inc.	137,834	16,116
*	Corpay Inc.	42,239	16,072
*	Tyler Technologies Inc.	26,624	16,018

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Veralto Corp.	153,987	15,921
*	Warner Bros Discovery Inc.	1,516,471	15,832
	Brown & Brown Inc.	150,215	15,722
	NetApp Inc.	128,628	15,705
	Huntington Bancshares Inc.	910,637	15,663
	Ventas Inc.	259,219	15,662
	West Pharmaceutical Services Inc.	45,837	15,656
*	Waters Corp.	37,175	15,445
	Ameren Corp.	163,098	15,364
	DTE Energy Co.	127,359	15,268
	Archer-Daniels-Midland Co.	297,297	15,231
	Texas Pacific Land Corp.	11,734	15,221
	PPL Corp.	451,213	15,161
*	Teledyne Technologies Inc.	29,205	14,933
	American Water Works Co. Inc.	119,548	14,900
	PulteGroup Inc.	129,389	14,722
	Halliburton Co.	562,521	14,637
	Darden Restaurants Inc.	73,966	14,441
*	PTC Inc.	74,621	14,438
	Expand Energy Corp.	142,036	14,431
*	NVR Inc.	1,794	14,381
*	Zoom Communications Inc.	165,124	14,356
*	Markel Group Inc.	7,849	14,354
	Interactive Brokers Group Inc. Class A	65,937	14,337
*	Live Nation Entertainment Inc.	99,027	14,327
	Hubbell Inc.	33,725	14,266
	Regions Financial Corp.	576,405	14,203
*	Western Digital Corp.	217,407	14,160
*	Twilio Inc. Class A	96,108	14,088
	Northern Trust Corp.	125,083	14,046
	Weyerhaeuser Co.	458,569	14,041
	International Flavors & Fragrances Inc.	160,529	13,980
*	ON Semiconductor Corp.	265,657	13,904
	FirstEnergy Corp.	348,612	13,875
	Zimmer Biomet Holdings Inc.	125,218	13,709
	STERIS plc	61,871	13,652
	Hershey Co.	91,008	13,583
	Atmos Energy Corp.	94,908	13,525
	Kellanova	165,306	13,510
	Cboe Global Markets Inc.	65,657	13,416
	Devon Energy Corp.	392,260	13,376
	SBA Communications Corp.	67,684	13,372
*	Expedia Group Inc.	77,958	13,327
	Citizens Financial Group Inc.	279,828	13,311
	Cincinnati Financial Corp.	97,061	13,302
	Labcorp Holdings Inc.	53,027	13,246
*	Illumina Inc.	99,395	13,194
*	Biogen Inc.	91,335	13,146
	NRG Energy Inc.	127,550	13,066
*	Pure Storage Inc. Class A	191,842	13,005
	Eversource Energy	222,317	12,823
	EMCOR Group Inc.	28,572	12,802
	CenterPoint Energy Inc.	392,487	12,783
*	Liberty Media Corp.-Liberty Formula One Class C	133,356	12,762
	Coterra Energy Inc.	459,565	12,739
*	Natera Inc.	71,584	12,665
*	Zebra Technologies Corp. Class A	32,245	12,638
	Edison International	233,183	12,592
	Clorox Co.	79,313	12,585
	McCormick & Co. Inc.	159,968	12,354
*	Pinterest Inc. Class A	374,242	12,335
*	DocuSign Inc.	126,964	12,281
	CMS Energy Corp.	185,881	12,268
*	Ulta Beauty Inc.	29,675	12,231
*	MongoDB Inc.	44,716	12,222
	Estee Lauder Cos. Inc. Class A	145,325	12,124
*	Insulet Corp.	43,518	12,115
*	Builders FirstSource Inc.	72,343	12,102
	LyondellBasell Industries NV Class A	159,091	12,043
	Invitation Homes Inc.	385,944	12,022

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	TransUnion	121,066	12,016
	International Paper Co.	214,861	11,953
*	Cooper Cos. Inc.	123,507	11,925
	Lennox International Inc.	20,098	11,906
	Principal Financial Group Inc.	144,006	11,873
	Leidos Holdings Inc.	83,501	11,860
*	DraftKings Inc. Class A	282,361	11,845
	Packaging Corp. of America	55,678	11,840
	Snap-on Inc.	33,135	11,768
	Steel Dynamics Inc.	91,316	11,707
	Seagate Technology Holdings plc	120,456	11,607
*	Trimble Inc.	154,776	11,602
*	Zscaler Inc.	57,222	11,593
	Best Buy Co. Inc.	134,222	11,524
	Quest Diagnostics Inc.	70,316	11,469
*	Toast Inc. Class A	280,257	11,468
*	VeriSign Inc.	53,257	11,450
	FactSet Research Systems Inc.	24,049	11,409
	Essex Property Trust Inc.	39,889	11,351
	Jabil Inc.	69,891	11,351
	Teradyne Inc.	97,812	11,326
*	Burlington Stores Inc.	39,603	11,244
	AerCap Holdings NV	117,092	11,194
*	First Solar Inc.	66,449	11,132
*	Molina Healthcare Inc.	35,845	11,127
	Mid-America Apartment Communities Inc.	72,816	11,110
	SS&C Technologies Holdings Inc.	136,646	11,061
	Carlisle Cos. Inc.	28,399	11,060
	Masco Corp.	139,012	11,021
	Jacobs Solutions Inc.	78,609	11,015
*	Guidewire Software Inc.	52,079	11,003
	Pentair plc	106,000	10,990
	Equitable Holdings Inc.	201,706	10,977
*	F5 Inc.	36,908	10,971
	NiSource Inc.	293,338	10,942
*	Check Point Software Technologies Ltd.	49,943	10,889
	IDEX Corp.	48,183	10,808
	W R Berkley Corp.	183,151	10,775
	Tapestry Inc.	147,232	10,739
*	Dynatrace Inc.	185,725	10,726
	HEICO Corp.	44,734	10,689
	Omnicom Group Inc.	122,428	10,626
	Alexandria Real Estate Equities Inc.	108,782	10,590
	Watsco Inc.	22,064	10,560
*	Nutanix Inc. Class A	153,361	10,546
	KeyCorp.	583,693	10,495
*	SoFi Technologies Inc.	664,476	10,485
*	Flex Ltd.	250,865	10,449
*	US Foods Holding Corp.	147,061	10,431
	Baxter International Inc.	319,599	10,406
*	Align Technology Inc.	47,257	10,354
	Ball Corp.	185,472	10,331
	Expeditors International of Washington Inc.	90,715	10,303
*	Hologic Inc.	142,785	10,301
	RPM International Inc.	80,608	10,205
	Tyson Foods Inc. Class A	180,114	10,175
*	ICON plc	51,059	10,165
	Booz Allen Hamilton Holding Corp.	78,588	10,138
	Owens Corning	54,714	10,097
	Genuine Parts Co.	86,577	10,065
	CF Industries Holdings Inc.	109,044	10,055
	Las Vegas Sands Corp.	218,492	10,013
*	Sprouts Farmers Market Inc.	62,657	9,921
	Domino's Pizza Inc.	22,061	9,908
*	Affirm Holdings Inc.	161,887	9,886
	Revvity Inc.	78,297	9,876
	Sun Communities Inc.	78,000	9,867
	Coca-Cola Europacific Partners plc	125,453	9,854
	Reliance Inc.	33,918	9,819
	Entegris Inc.	96,276	9,776

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Casey's General Stores Inc.	23,170	9,772
*	CyberArk Software Ltd.	26,266	9,744
	Dollar General Corp.	136,846	9,724
*	United Therapeutics Corp.	27,504	9,659
	Comfort Systems USA Inc.	22,103	9,653
	Reinsurance Group of America Inc.	42,251	9,627
*	Avantor Inc.	431,340	9,610
*	Okta Inc.	101,945	9,605
*	Neurocrine Biosciences Inc.	63,144	9,587
	Alliant Energy Corp.	161,819	9,528
	Fidelity National Financial Inc.	163,455	9,508
*	XPO Inc.	71,077	9,501
*	Akamai Technologies Inc.	94,948	9,485
	Everest Group Ltd.	27,259	9,473
	Kimco Realty Corp.	420,323	9,436
	Tradeweb Markets Inc. Class A	73,933	9,382
*	Aptiv plc	149,735	9,346
*	On Holding AG Class A	155,739	9,326
	Avery Dennison Corp.	50,053	9,296
*	Dollar Tree Inc.	126,519	9,280
	Loews Corp.	108,017	9,230
	Gen Digital Inc. (XNGS)	342,585	9,219
	Healthpeak Properties Inc.	443,056	9,154
	Textron Inc.	119,550	9,147
	Evergy Inc.	141,566	9,084
	East West Bancorp Inc.	88,098	9,071
	Graco Inc.	106,896	8,997
	AECOM	85,273	8,991
	JB Hunt Transport Services Inc.	52,131	8,926
	Skyworks Solutions Inc.	100,221	8,896
*	EPAM Systems Inc.	34,632	8,795
*	Super Micro Computer Inc. (XNGS)	306,780	8,749
*	Performance Food Group Co.	96,765	8,739
	Stanley Black & Decker Inc.	98,241	8,652
	UDR Inc.	206,485	8,619
	Unum Group	112,873	8,607
	Curtiss-Wright Corp.	24,769	8,593
	Toll Brothers Inc.	63,119	8,572
	Jefferies Financial Group Inc.	111,382	8,564
	Blue Owl Capital Inc.	326,772	8,499
*	CarMax Inc.	98,890	8,469
*	Jones Lang LaSalle Inc.	29,913	8,459
	Viatris Inc.	748,397	8,442
	Dick's Sporting Goods Inc.	35,151	8,438
*	Tenet Healthcare Corp.	59,514	8,385
	Rollins Inc.	168,769	8,354
	Regency Centers Corp.	115,726	8,314
*	Insmed Inc.	108,071	8,276
*	Duolingo Inc.	22,628	8,236
*	BJ's Wholesale Club Holdings Inc.	83,004	8,222
*	Intra-Cellular Therapies Inc.	64,540	8,202
	ITT Inc.	54,000	8,155
*	Manhattan Associates Inc.	38,705	8,073
	Jack Henry & Associates Inc.	46,341	8,068
	Pool Corp.	23,379	8,048
	TechnipFMC plc	267,613	8,042
*	Zillow Group Inc. Class C	97,691	8,032
	Nordson Corp.	36,271	7,988
*	Saia Inc.	16,602	7,971
*	Ciena Corp.	91,224	7,949
*	Moderna Inc.	200,916	7,920
	Credicorp Ltd.	43,112	7,894
	Carlyle Group Inc.	140,448	7,888
	Royalty Pharma plc Class A	249,272	7,872
	Conagra Brands Inc.	303,155	7,849
	Gaming & Leisure Properties Inc.	162,124	7,845
*	Norwegian Cruise Line Holdings Ltd.	276,027	7,825
	Equity LifeStyle Properties Inc.	119,045	7,791
	Texas Roadhouse Inc.	42,444	7,687
*	Wix.com Ltd.	31,808	7,599

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Clean Harbors Inc.	32,585	7,592
	WP Carey Inc.	135,649	7,584
*	BioMarin Pharmaceutical Inc.	119,566	7,576
	Eastman Chemical Co.	75,286	7,502
	Camden Property Trust	65,926	7,496
	American Homes 4 Rent Class A	215,647	7,468
	Allegion plc	56,212	7,461
	News Corp. Class A	265,104	7,455
*	TKO Group Holdings Inc.	47,963	7,444
	First Horizon Corp.	339,426	7,430
	RenaissanceRe Holdings Ltd.	31,820	7,401
	Fox Corp. Class B	152,244	7,399
	Host Hotels & Resorts Inc.	442,290	7,391
*	Incyte Corp.	99,083	7,348
	BXP Inc.	99,851	7,303
	Bio-Techne Corp.	98,701	7,259
	CH Robinson Worldwide Inc.	72,825	7,245
	Juniper Networks Inc.	207,123	7,220
*	Grab Holdings Ltd. Class A	1,575,334	7,215
*	Coherent Corp.	78,673	7,119
	Woodward Inc.	38,381	7,110
	Stifel Financial Corp.	61,286	7,100
	J M Smucker Co.	66,084	7,064
	Lincoln Electric Holdings Inc.	35,380	7,033
	Ovintiv Inc. (XNYS)	166,142	7,015
	Assurant Inc.	32,460	6,985
*	Vaxcyte Inc.	79,007	6,978
	Service Corp. International	89,268	6,974
	Universal Health Services Inc. Class B	36,649	6,911
	Delta Air Lines Inc.	102,387	6,888
	Globe Life Inc.	56,412	6,887
*	Astera Labs Inc.	67,779	6,874
	Annaly Capital Management Inc.	336,334	6,865
*	Core & Main Inc. Class A	121,518	6,858
	Tempur Sealy International Inc.	108,190	6,831
	TD SYNNEX Corp.	47,819	6,815
	CNH Industrial NV	528,954	6,813
	nVent Electric plc	104,642	6,811
	Lamar Advertising Co. Class A	53,608	6,777
	Interpublic Group of Cos. Inc.	235,765	6,759
*	Globus Medical Inc. Class A	72,492	6,721
	Paycom Software Inc.	32,307	6,706
*	Monday.com Ltd.	26,149	6,680
*	Dayforce Inc.	94,131	6,659
	Regal Rexnord Corp.	41,925	6,655
	Bunge Global SA	87,351	6,650
*	TopBuild Corp.	19,385	6,643
	Ally Financial Inc.	170,057	6,627
	Webster Financial Corp.	109,557	6,600
*	Rivian Automotive Inc. Class A	524,967	6,594
*	Floor & Decor Holdings Inc. Class A	65,857	6,592
	BWX Technologies Inc.	58,170	6,569
*	GameStop Corp. Class A	244,078	6,566
	Crown Holdings Inc.	74,512	6,547
*	Antero Resources Corp.	174,561	6,515
	AptarGroup Inc.	41,328	6,495
*	Sarepta Therapeutics Inc.	57,090	6,492
	Evercore Inc. Class A	22,281	6,490
	Aramark	166,468	6,477
	American Financial Group Inc.	47,379	6,470
*	Roku Inc.	78,149	6,468
*	Cava Group Inc.	47,843	6,461
	SouthState Corp.	60,815	6,421
	Acuity Brands Inc.	19,231	6,392
*	Exact Sciences Corp.	113,905	6,384
*	Henry Schein Inc.	79,781	6,382
	Pinnacle West Capital Corp.	73,369	6,380
	FTAI Aviation Ltd.	62,908	6,324
	Corebridge Financial Inc.	187,128	6,317
*	Skechers USA Inc. Class A	83,699	6,306

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Lithia Motors Inc.	16,764	6,305
*	Solventum Corp.	84,794	6,280
	Amdocs Ltd.	71,114	6,272
*	BellRing Brands Inc.	80,708	6,243
	Encompass Health Corp.	62,682	6,222
*	Rocket Lab USA Inc.	213,927	6,215
	Allison Transmission Holdings Inc.	52,631	6,186
*	Elastic NV	54,927	6,184
*	Credo Technology Group Holding Ltd.	88,289	6,182
	LKQ Corp.	164,888	6,165
	Omega Healthcare Investors Inc.	165,941	6,150
	Tetra Tech Inc.	166,909	6,142
*	Penumbra Inc.	22,893	6,112
	Albemarle Corp.	72,508	6,104
	Permian Resources Corp.	415,381	6,085
	Kinsale Capital Group Inc.	13,758	6,080
	Primerica Inc.	20,948	6,078
*	Onto Innovation Inc.	29,604	6,062
*	Bill Holdings Inc.	62,577	6,056
	Ralph Lauren Corp.	24,150	6,030
*	Repligen Corp.	36,153	6,009
	CubeSmart	143,996	6,005
*	Samsara Inc. Class A	116,373	5,993
*	HealthEquity Inc.	54,210	5,986
	Applied Industrial Technologies Inc.	22,911	5,958
	Royal Gold Inc.	42,376	5,925
*	RBC Bearings Inc.	16,957	5,914
	Western Alliance Bancorp	67,272	5,911
*	Middleby Corp.	34,517	5,907
	Molson Coors Beverage Co. Class B	107,688	5,896
	DTE Midstream LLC	58,138	5,877
	Pinnacle Financial Partners Inc.	47,035	5,869
	Rexford Industrial Realty Inc.	143,041	5,816
*	Planet Fitness Inc. Class A	53,758	5,814
*	Exelixis Inc.	175,292	5,811
	Murphy USA Inc.	11,458	5,762
*	MasTec Inc.	39,700	5,760
*	Paylocity Holding Corp.	27,995	5,754
*	Chart Industries Inc.	27,167	5,748
	Match Group Inc.	160,355	5,725
	Fortune Brands Innovations Inc.	79,433	5,693
	Wynn Resorts Ltd.	65,518	5,690
	Newmont Corp. GDR	133,934	5,677
	Wintrust Financial Corp.	43,268	5,660
	VF Corp.	217,535	5,649
	Houlihan Lokey Inc.	31,056	5,643
	Knight-Swift Transportation Holdings Inc.	98,360	5,615
	Carpenter Technology Corp.	28,971	5,593
*	Gitlab Inc. Class A	76,698	5,581
*	Medpace Holdings Inc.	15,965	5,574
	Mosaic Co.	199,329	5,559
*	Globant SA	26,031	5,553
	Churchill Downs Inc.	44,885	5,547
	Wingstop Inc.	18,590	5,538
	Chemed Corp.	9,839	5,530
*	Frontier Communications Parent Inc.	154,634	5,530
	Federal Realty Investment Trust	50,693	5,507
	Eagle Materials Inc.	21,432	5,502
	Mueller Industries Inc.	69,868	5,502
	Toro Co.	66,009	5,497
	HEICO Corp. Class A	28,650	5,453
	Essential Utilities Inc.	153,521	5,447
*	Kyndryl Holdings Inc.	143,399	5,443
*	Generac Holdings Inc.	36,444	5,442
	Lamb Weston Holdings Inc.	90,696	5,436
	Hormel Foods Corp.	180,799	5,420
	Ingredion Inc.	39,725	5,420
	Cullen/Frost Bankers Inc.	38,832	5,413
	Genpact Ltd.	110,402	5,375
	Teleflex Inc.	29,683	5,350

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Alcoa Corp.	151,286	5,343
*	Charles River Laboratories International Inc.	32,405	5,339
	Comerica Inc.	79,300	5,338
	Advanced Drainage Systems Inc.	44,091	5,331
*	United Airlines Holdings Inc.	50,167	5,310
	Zions Bancorp NA	91,704	5,306
	Graphic Packaging Holding Co.	192,880	5,291
	EastGroup Properties Inc.	31,168	5,287
	Old Republic International Corp.	144,353	5,280
*	Liberty Broadband Corp. Class C	68,633	5,261
	New York Times Co. Class A	96,661	5,249
	A O Smith Corp.	77,871	5,241
	United States Steel Corp.	141,905	5,229
	Morningstar Inc.	15,900	5,225
	MarketAxess Holdings Inc.	23,651	5,218
*	DaVita Inc.	29,606	5,217
	MKS Instruments Inc.	46,025	5,214
	Bath & Body Works Inc.	138,200	5,198
	Range Resources Corp.	139,810	5,179
	SEI Investments Co.	59,748	5,173
	AGNC Investment Corp.	518,872	5,173
	OGE Energy Corp.	122,092	5,156
*	API Group Corp.	135,150	5,156
	Commerce Bancshares Inc.	76,996	5,143
*	Procore Technologies Inc.	64,392	5,123
	Celanese Corp.	72,047	5,118
*	Enphase Energy Inc.	82,143	5,116
	Hasbro Inc.	88,350	5,110
	Donaldson Co. Inc.	71,618	5,098
	Berry Global Group Inc.	75,008	5,095
*	Qorvo Inc.	61,265	5,084
	Ensign Group Inc.	36,371	5,080
	Huntington Ingalls Industries Inc.	25,670	5,064
*	MGM Resorts International	146,573	5,054
	Synovus Financial Corp.	89,566	5,053
	Wyndham Hotels & Resorts Inc.	48,111	5,053
*	CACI International Inc. Class A	13,063	5,046
	Albertsons Cos. Inc. Class A	251,563	5,044
	Coca-Cola Consolidated Inc.	3,679	5,031
*	Lattice Semiconductor Corp.	88,147	5,026
*	Light & Wonder Inc.	57,117	5,021
*	Maplebear Inc.	103,814	5,012
	WESCO International Inc.	27,027	5,000
	Old National Bancorp	208,944	4,983
	Popular Inc.	48,399	4,982
	Crane Co.	29,222	4,977
	Flowserve Corp.	79,279	4,964
	AES Corp.	450,947	4,960
	APA Corp.	226,159	4,960
*	Trex Co. Inc.	67,937	4,948
*	Fluor Corp.	101,433	4,890
*	IonQ Inc.	123,392	4,873
	AAON Inc.	41,803	4,865
*	Axalta Coating Systems Ltd.	134,913	4,849
*	Fabrinet	22,313	4,824
*	Brinker International Inc.	26,491	4,821
*	Caesars Entertainment Inc.	132,618	4,781
	Campbell's Co.	122,831	4,762
*	Jazz Pharmaceuticals plc	38,278	4,761
	Southern Copper Corp.	51,955	4,760
	Prosperity Bancshares Inc.	59,461	4,757
*	Dropbox Inc. Class A	147,759	4,750
*	WEX Inc.	25,769	4,739
*	Glaukos Corp.	30,237	4,730
*	Masimo Corp.	27,095	4,721
	Oshkosh Corp.	40,326	4,694
*	MACOM Technology Solutions Holdings Inc.	35,486	4,693
*	ExlService Holdings Inc.	93,218	4,685
	KBR Inc.	86,084	4,685
	Simpson Manufacturing Co. Inc.	27,852	4,679

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Beacon Roofing Supply Inc.	39,506	4,675
	H&R Block Inc.	84,238	4,659
*	Confluent Inc. Class A	156,950	4,658
	Chord Energy Corp.	41,293	4,643
*	Freshpet Inc.	28,976	4,635
	Vornado Realty Trust	107,017	4,630
*	SharkNinja Inc.	40,919	4,575
	BorgWarner Inc. (XNYS)	143,130	4,566
*	SPS Commerce Inc.	24,641	4,551
	Louisiana-Pacific Corp.	38,618	4,517
	Brixmor Property Group Inc.	172,867	4,505
*	NEXTracker Inc. Class A	89,153	4,495
*	Doximity Inc. Class A	75,841	4,482
*	Commvault Systems Inc.	28,053	4,468
*	Shift4 Payments Inc. Class A	37,159	4,454
	Walgreens Boots Alliance Inc.	432,772	4,449
*	Aspen Technology Inc.	16,707	4,403
*	AZEK Co. Inc.	85,470	4,379
*	Hims & Hers Health Inc.	117,400	4,377
	Esab Corp.	35,329	4,375
	First Industrial Realty Trust Inc.	81,862	4,371
*	REVOLUTION Medicines Inc.	101,660	4,366
	Agree Realty Corp.	60,075	4,360
*	Ollie's Bargain Outlet Holdings Inc.	39,056	4,355
	Jackson Financial Inc. Class A	46,118	4,346
*	Bio-Rad Laboratories Inc. Class A	12,017	4,337
	Invesco Ltd.	224,975	4,326
	Robert Half Inc.	66,646	4,318
*	Blueprint Medicines Corp.	38,350	4,316
*	Unity Software Inc.	194,173	4,311
	Matador Resources Co.	74,289	4,309
	NNN REIT Inc.	109,267	4,304
	Voya Financial Inc.	60,550	4,298
	UFP Industries Inc.	37,149	4,296
	Universal Display Corp.	28,639	4,294
*	Taylor Morrison Home Corp.	66,488	4,286
	Ryder System Inc.	26,807	4,273
*	Bright Horizons Family Solutions Inc.	34,773	4,263
	MGIC Investment Corp.	166,476	4,252
	Ryan Specialty Holdings Inc.	63,855	4,251
*	Halozyme Therapeutics Inc.	75,037	4,250
*	ATI Inc.	74,373	4,246
	FMC Corp.	76,047	4,242
*	Dutch Bros Inc. Class A	67,812	4,240
	UGI Corp.	137,723	4,232
*	Mattel Inc.	226,476	4,222
	Autoliv Inc.	43,653	4,219
*	SentinelOne Inc. Class A	175,900	4,213
*	WillScot Holdings Corp.	113,646	4,212
*	SiteOne Landscape Supply Inc.	29,535	4,203
	Cognex Corp.	104,726	4,179
*	FTI Consulting Inc.	21,364	4,173
	Starwood Property Trust Inc.	214,389	4,148
	Axis Capital Holdings Ltd.	45,548	4,146
	Hyatt Hotels Corp. Class A	26,137	4,136
	Paramount Global Class B	378,403	4,117
	Cadence Bank	116,954	4,117
*	Aurora Innovation Inc.	600,091	4,081
*	Kirby Corp.	36,928	4,031
	Bentley Systems Inc. Class B	86,483	4,026
*	SPX Technologies Inc.	27,074	4,021
*	Rambus Inc.	65,012	4,006
*	Casella Waste Systems Inc. Class A	37,224	4,003
	First American Financial Corp.	63,230	3,997
	STAG Industrial Inc.	116,941	3,997
	Littelfuse Inc.	16,743	3,991
	Americold Realty Trust Inc.	182,360	3,985
	Armstrong World Industries Inc.	26,342	3,978
	Vail Resorts Inc.	23,311	3,966
*	Lantheus Holdings Inc.	42,803	3,960

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Arcadium Lithium plc	687,611	3,947
*	Summit Materials Inc. Class A	75,129	3,930
	Valmont Industries Inc.	11,847	3,930
*	Mohawk Industries Inc.	32,016	3,916
	Home BancShares Inc.	129,666	3,915
*	Mr. Cooper Group Inc.	37,681	3,912
*	Arrow Electronics Inc.	33,417	3,895
*	Global-e Online Ltd.	64,975	3,891
	FNB Corp.	246,162	3,862
	AGCO Corp.	36,971	3,861
	MSA Safety Inc.	23,389	3,853
	Essent Group Ltd.	65,569	3,819
*	UiPath Inc. Class A	268,102	3,812
*	Etsy Inc.	69,372	3,809
*	RH	9,086	3,808
	Fox Corp. Class A	74,376	3,807
*	Altair Engineering Inc. Class A	34,435	3,800
	Bruker Corp.	65,330	3,799
	JBT Marel Corp.	28,562	3,799
	Franklin Resources Inc.	170,642	3,795
	Lazard Inc.	69,316	3,769
	Healthcare Realty Trust Inc.	224,946	3,768
*	Lumentum Holdings Inc.	44,229	3,762
*	Abercrombie & Fitch Co. Class A	31,474	3,757
*	Crocs Inc.	36,671	3,743
	OneMain Holdings Inc.	67,216	3,733
	NOV Inc.	258,273	3,732
	National Fuel Gas Co.	53,203	3,726
	Gentex Corp.	143,444	3,718
*	Merit Medical Systems Inc.	34,099	3,713
	Affiliated Managers Group Inc.	19,541	3,673
*	Darling Ingredients Inc.	97,901	3,667
	Landstar System Inc.	22,199	3,655
	SLM Corp.	130,921	3,654
*	Madrigal Pharmaceuticals Inc.	10,896	3,648
	Badger Meter Inc.	17,050	3,647
	RLI Corp.	49,322	3,618
	Hamilton Lane Inc. Class A	22,689	3,612
	Terreno Realty Corp.	55,196	3,611
	Ryman Hospitality Properties Inc.	34,313	3,597
*	Elanco Animal Health Inc. (XNYS)	297,866	3,583
	Group 1 Automotive Inc.	7,830	3,574
	HF Sinclair Corp.	98,748	3,563
*	Asbury Automotive Group Inc.	12,005	3,562
*	MakeMyTrip Ltd.	32,545	3,556
	Commercial Metals Co.	73,238	3,551
	TPG Inc.	52,480	3,529
	Rithm Capital Corp.	306,537	3,528
	Lincoln National Corp.	100,084	3,519
*	Knife River Corp.	33,856	3,507
	Element Solutions Inc.	135,621	3,500
	Columbia Banking System Inc.	125,031	3,488
	ChampionX Corp.	121,724	3,486
	Vontier Corp.	90,387	3,484
*	Cytokinetics Inc.	70,215	3,473
	Glacier Bancorp Inc.	69,715	3,463
	UMB Financial Corp.	29,213	3,444
*	Novanta Inc.	23,004	3,443
	Brown-Forman Corp. Class B	104,218	3,440
	GATX Corp.	20,719	3,428
	Moog Inc. Class A	18,867	3,427
*	GXO Logistics Inc.	75,211	3,418
	Federal Signal Corp.	34,685	3,410
*	Guardant Health Inc.	72,589	3,410
*	Inspire Medical Systems Inc.	17,600	3,406
*	Viking Holdings Ltd.	67,282	3,406
	Herc Holdings Inc.	16,632	3,392
	United Bankshares Inc.	88,088	3,391
	XP Inc. Class A	247,241	3,375
*	Cirrus Logic Inc.	33,519	3,367

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	IDACORP Inc.	30,524	3,356
	Piper Sandler Cos.	10,582	3,356
*	Q2 Holdings Inc.	35,153	3,346
	Whirlpool Corp.	31,760	3,335
	Janus Henderson Group plc	74,113	3,330
*	ACI Worldwide Inc.	62,064	3,324
	Meritage Homes Corp.	42,530	3,312
*	Gates Industrial Corp. plc	159,832	3,307
	Sirius XM Holdings Inc.	137,564	3,303
*	e.l.f. Beauty Inc.	33,021	3,299
	Science Applications International Corp.	30,456	3,298
	Lear Corp.	34,980	3,291
*	Dycom Industries Inc.	17,386	3,289
	Watts Water Technologies Inc. Class A	15,874	3,282
*	Modine Manufacturing Co.	32,334	3,280
	CSW Industrials Inc.	9,942	3,279
*	Corcept Therapeutics Inc.	48,800	3,266
*	MARA Holdings Inc.	178,073	3,266
	Kontoor Brands Inc.	35,458	3,257
	Zurn Elkay Water Solutions Corp.	82,505	3,254
	Hanover Insurance Group Inc.	21,150	3,238
*	Appfolio Inc. Class A	13,761	3,219
	Essential Properties Realty Trust Inc.	100,267	3,219
	Viper Energy Inc.	68,555	3,215
	PVH Corp.	35,823	3,210
	Moelis & Co. Class A	40,952	3,206
	Sonoco Products Co.	66,981	3,191
	First Financial Bankshares Inc.	85,310	3,179
	Bank OZK	62,532	3,176
	Boise Cascade Co.	25,040	3,159
	Gap Inc.	130,737	3,147
*	Upstart Holdings Inc.	48,584	3,146
*	Qualys Inc.	22,561	3,145
	CareTrust REIT Inc.	118,630	3,144
*	Option Care Health Inc.	101,693	3,144
*	Five Below Inc.	33,477	3,139
	Thor Industries Inc.	30,479	3,134
	Radian Group Inc.	92,041	3,131
	Antero Midstream Corp.	195,024	3,128
*	Lumen Technologies Inc.	633,235	3,128
*	Alkermes plc	99,044	3,123
*	Post Holdings Inc.	29,231	3,103
	Hexcel Corp.	47,540	3,100
*	Lyft Inc. Class A	228,597	3,095
*	Workiva Inc.	31,490	3,093
	Brunswick Corp.	45,739	3,085
	Boyd Gaming Corp.	40,038	3,069
	Sealed Air Corp.	88,005	3,065
*	CCC Intelligent Solutions Holdings Inc.	275,608	3,062
	Selective Insurance Group Inc.	36,311	3,055
*	AeroVironment Inc.	16,945	3,053
	Cousins Properties Inc.	100,016	3,053
*	Grand Canyon Education Inc.	17,371	3,051
*	Boot Barn Holdings Inc.	18,932	3,045
*	Semtech Corp.	45,444	3,043
	Primo Brands Corp.	93,903	3,040
*	Ionis Pharmaceuticals Inc.	95,046	3,032
*	HashiCorp Inc. Class A	88,246	3,018
	Macerich Co.	145,074	3,015
	Assured Guaranty Ltd.	31,836	3,012
*	Varonis Systems Inc.	66,138	3,000
*	Tenable Holdings Inc.	69,540	2,996
*	Cleveland-Cliffs Inc.	291,835	2,988
	Franklin Electric Co. Inc.	29,810	2,981
	Balchem Corp.	18,609	2,977
	Timken Co.	37,075	2,976
	Weatherford International plc	47,193	2,971
	Core Natural Resources Inc.	32,772	2,961
	U-Haul Holding Co.	45,701	2,959
	Civitas Resources Inc.	58,093	2,949

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Kratos Defense & Security Solutions Inc.	88,202	2,943
*	Bridgebio Pharma Inc.	85,975	2,941
	Hancock Whitney Corp.	49,206	2,940
	Cabot Corp.	33,962	2,937
*	Itron Inc.	27,354	2,937
	KB Home	43,765	2,937
	Archrock Inc.	104,520	2,936
*	AutoNation Inc.	15,532	2,929
*	Bloom Energy Corp. Class A	124,095	2,926
	White Mountains Insurance Group Ltd.	1,512	2,922
	Southwest Gas Holdings Inc.	39,079	2,918
*	Champion Homes Inc.	31,597	2,917
	Air Lease Corp.	63,115	2,916
	SL Green Realty Corp.	43,193	2,911
	Installed Building Products Inc.	14,611	2,905
	Nexstar Media Group Inc.	18,962	2,905
	Dolby Laboratories Inc. Class A	34,630	2,900
*	Insight Enterprises Inc.	16,666	2,879
*	Valvoline Inc.	77,507	2,876
*	Wayfair Inc. Class A	59,302	2,868
*	Roivant Sciences Ltd.	256,866	2,859
	Kite Realty Group Trust	123,342	2,855
	Pegasystems Inc.	26,295	2,847
	Arcosa Inc.	28,050	2,841
*	Box Inc. Class A	85,005	2,838
	New Jersey Resources Corp.	58,998	2,829
	Valley National Bancorp	274,928	2,826
	Belden Inc.	24,246	2,824
*	frontdoor Inc.	47,140	2,823
	Magnolia Oil & Gas Corp. Class A	117,726	2,790
	Southwest Airlines Co.	90,853	2,790
	InterDigital Inc.	15,194	2,780
	SM Energy Co.	73,230	2,780
	Kadant Inc.	7,355	2,743
*	Integer Holdings Corp.	19,204	2,731
	Avient Corp.	63,643	2,730
	Kilroy Realty Corp.	69,730	2,721
	Silgan Holdings Inc.	49,244	2,709
	ServisFirst Bancshares Inc.	29,845	2,706
*	CNX Resources Corp.	98,624	2,700
	Exponent Inc.	29,444	2,699
*	Celsius Holdings Inc.	107,538	2,686
*	RXO Inc.	104,704	2,686
*	Shake Shack Inc. Class A	22,710	2,683
	Phillips Edison & Co. Inc.	73,779	2,680
*	Euronet Worldwide Inc.	27,156	2,675
*	TG Therapeutics Inc.	83,843	2,658
	Noble Corp. plc	82,677	2,650
*	Silicon Laboratories Inc.	19,537	2,649
	Advanced Energy Industries Inc.	22,910	2,636
*	Inari Medical Inc.	33,060	2,634
	Macy's Inc.	168,744	2,629
*	Sanmina Corp.	31,306	2,621
	Maximus Inc.	34,805	2,620
	First Hawaiian Inc.	94,665	2,615
	Avnet Inc.	50,195	2,593
*	Madison Square Garden Sports Corp.	11,794	2,593
*	RadNet Inc.	39,585	2,592
	Cal-Maine Foods Inc.	24,002	2,590
	Murphy Oil Corp.	97,239	2,589
*	Sterling Infrastructure Inc.	18,106	2,579
*	GEO Group Inc.	81,296	2,562
	Newell Brands Inc.	256,360	2,553
*	Verra Mobility Corp.	96,480	2,546
	Independence Realty Trust Inc.	132,145	2,539
*	Plexus Corp.	17,878	2,533
*	GLOBALFOUNDRIES Inc.	60,749	2,519
*	Adtalem Global Education Inc.	23,481	2,516
[2]	Choice Hotels International Inc.	17,064	2,514
	Sensata Technologies Holding plc	92,473	2,512

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Portland General Electric Co.	60,988	2,509
*	Axsome Therapeutics Inc.	23,475	2,499
	Brink's Co.	26,777	2,499
*	Acadia Healthcare Co. Inc.	55,373	2,498
	Northwestern Energy Group Inc.	46,332	2,498
	Golar LNG Ltd.	61,169	2,493
	Black Hills Corp.	42,374	2,489
	Rayonier Inc.	95,209	2,489
	Dentsply Sirona Inc.	125,453	2,479
	TXNM Energy Inc.	51,137	2,472
*	Cavco Industries Inc.	4,859	2,471
	Associated Banc-Corp.	98,223	2,469
*	Spirit AeroSystems Holdings Inc. Class A	72,362	2,461
	Ameris Bancorp	37,337	2,451
	PotlatchDeltic Corp.	54,799	2,451
*	Enstar Group Ltd.	7,495	2,451
	FirstCash Holdings Inc.	22,457	2,451
	Kemper Corp.	36,449	2,449
	Six Flags Entertainment Corp.	55,426	2,444
	CNO Financial Group Inc.	61,140	2,442
*	Ultragenyx Pharmaceutical Inc.	56,758	2,442
	Lineage Inc.	40,658	2,439
	Primoris Services Corp.	31,573	2,424
*	Sitime Corp.	11,848	2,419
	Spire Inc.	33,963	2,410
	Organon & Co.	153,468	2,388
*	Krystal Biotech Inc.	14,911	2,382
*	DXC Technology Co.	109,475	2,378
*	ASGN Inc.	26,941	2,376
*	Akero Therapeutics Inc.	43,803	2,369
*	CBIZ Inc.	27,127	2,328
*	Zillow Group Inc. Class A	29,045	2,300
*	Blackline Inc.	35,997	2,298
*	Brighthouse Financial Inc.	37,186	2,295
*	Prestige Consumer Healthcare Inc.	29,853	2,292
	Granite Construction Inc.	25,944	2,287
*	Axos Financial Inc.	32,666	2,284
	Mueller Water Products Inc. Class A	99,253	2,283
	Enpro Inc.	12,272	2,279
	Academy Sports & Outdoors Inc.	43,334	2,267
	ALLETE Inc.	34,458	2,261
	HB Fuller Co.	35,817	2,261
	Sabra Health Care REIT Inc.	135,273	2,260
	ONE Gas Inc.	31,964	2,258
*	Liberty Global Ltd. Class C	191,695	2,249
	EnerSys	23,155	2,248
	Avista Corp.	61,278	2,244
*	Freshworks Inc. Class A	120,655	2,244
	United Community Banks Inc.	67,482	2,238
*	Avidity Biosciences Inc.	67,919	2,237
	Cactus Inc. Class A	37,124	2,217
*	C3.ai Inc. Class A	70,447	2,209
*	Urban Outfitters Inc.	39,657	2,198
*	Remitly Global Inc.	93,189	2,190
	Travel & Leisure Co.	40,269	2,189
	Iridium Communications Inc.	76,092	2,188
	MDU Resources Group Inc.	122,663	2,186
*	Resideo Technologies Inc.	96,835	2,181
	Westlake Corp.	19,080	2,180
	Dun & Bradstreet Holdings Inc.	177,202	2,180
*	PTC Therapeutics Inc.	47,473	2,178
*	Viking Therapeutics Inc.	66,017	2,162
*	Envista Holdings Corp.	105,305	2,161
*	Parsons Corp.	27,133	2,151
*	Liberty Media Corp.-Liberty Live Class C	29,202	2,149
	Western Union Co.	208,045	2,147
*	Biohaven Ltd.	56,055	2,144
*	Crinetics Pharmaceuticals Inc.	52,970	2,135
*	Veracyte Inc.	46,864	2,131
	Korn Ferry	30,092	2,128

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	ICU Medical Inc.	12,913	2,122
*	iRhythm Technologies Inc.	19,412	2,113
	Power Integrations Inc.	33,900	2,113
*	Cargurus Inc.	53,606	2,101
	HA Sustainable Infrastructure Capital Inc.	75,014	2,101
	Northern Oil & Gas Inc.	58,432	2,101
	Telephone & Data Systems Inc.	59,263	2,095
	Rush Enterprises Inc. Class A	34,449	2,093
	Eastern Bankshares Inc.	113,842	2,090
	Flowers Foods Inc.	106,634	2,085
	Fulton Financial Corp.	102,505	2,085
*	Everus Construction Group Inc.	30,257	2,082
	MSC Industrial Direct Co. Inc. Class A	25,798	2,074
	Ormat Technologies Inc. (XNYS)	32,307	2,072
	BGC Group Inc. Class A	216,404	2,064
	EPR Properties	44,736	2,062
	Perrigo Co. plc	82,781	2,062
*	GMS Inc.	24,356	2,054
*	Riot Platforms Inc.	172,856	2,054
*	Texas Capital Bancshares Inc.	25,980	2,051
	Olin Corp.	69,874	2,047
*	Synaptics Inc.	24,013	2,039
*	Haemonetics Corp.	29,516	2,038
	Tanger Inc.	61,634	2,023
	Towne Bank	56,414	2,018
*	Simply Good Foods Co.	53,049	2,016
*	IAC Inc.	47,633	2,016
*	CRISPR Therapeutics AG	48,431	2,014
	First BanCorp (XNYS)	96,555	2,004
	Hecla Mining Co.	352,144	2,000
	TEGNA Inc.	109,728	1,999
	Apple Hospitality REIT Inc.	129,214	1,995
	COPT Defense Properties	67,621	1,991
	Harley-Davidson Inc.	73,291	1,983
	ESCO Technologies Inc.	14,908	1,979
	International Bancshares Corp.	29,998	1,977
	NewMarket Corp.	3,969	1,977
	California Resources Corp.	40,096	1,973
	Community Financial System Inc.	30,068	1,970
*	Dorman Products Inc.	14,960	1,964
*	Zeta Global Holdings Corp. Class A	106,975	1,963
	Atlantic Union Bankshares Corp.	51,672	1,952
	American States Water Co.	26,187	1,951
	CVB Financial Corp.	93,442	1,947
	Cogent Communications Holdings Inc.	25,828	1,946
*	Tri Pointe Homes Inc.	52,473	1,934
*	Cinemark Holdings Inc.	67,495	1,932
*	Blackbaud Inc.	25,030	1,931
*	M/I Homes Inc.	15,343	1,930
	Highwoods Properties Inc.	64,711	1,928
*	FormFactor Inc.	48,077	1,925
	WSFS Financial Corp.	34,375	1,925
	ABM Industries Inc.	36,017	1,922
	Terex Corp.	39,935	1,920
*	YETI Holdings Inc.	51,437	1,917
	Columbia Sportswear Co.	21,698	1,916
	Virtu Financial Inc. Class A	47,708	1,911
*	ZoomInfo Technologies Inc.	185,752	1,911
	Alight Inc. Class A	278,402	1,907
*	Hilton Grand Vacations Inc.	46,223	1,904
	Lancaster Colony Corp.	11,268	1,901
*	Genworth Financial Inc.	262,372	1,897
*	JFrog Ltd.	54,524	1,895
	Blackstone Mortgage Trust Inc. Class A	104,472	1,880
	MGE Energy Inc.	20,925	1,880
	Crane NXT Co.	29,396	1,880
	WD-40 Co.	7,997	1,879
	Patterson-UTI Energy Inc.	232,647	1,877
*	Apellis Pharmaceuticals Inc.	64,637	1,875
*	Cushman & Wakefield plc	135,407	1,867

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Penn Entertainment Inc.	90,293	1,860
	First Merchants Corp.	41,823	1,859
*	Credit Acceptance Corp.	3,657	1,857
*	Teradata Corp.	58,137	1,855
*	CorVel Corp.	15,993	1,853
	Bread Financial Holdings Inc.	29,097	1,843
	Trinity Industries Inc.	48,636	1,840
	Ashland Inc.	28,923	1,836
	Otter Tail Corp.	23,838	1,836
	UniFirst Corp.	8,568	1,836
	Minerals Technologies Inc.	23,914	1,834
	Cathay General Bancorp	38,607	1,833
*	LivaNova plc	36,649	1,831
*	OSI Systems Inc.	9,315	1,830
*	Azenta Inc.	33,777	1,826
*	Twist Bioscience Corp.	34,660	1,815
	Flagstar Financial Inc.	153,429	1,815
	Huntsman Corp.	107,806	1,814
*	Braze Inc. Class A	39,394	1,811
	Marriott Vacations Worldwide Corp.	20,838	1,808
	PBF Energy Inc. Class A	61,563	1,801
	Advance Auto Parts Inc.	37,084	1,799
	Walker & Dunlop Inc.	18,696	1,796
	Penske Automotive Group Inc.	10,828	1,793
	McGrath RentCorp.	14,606	1,792
	Scotts Miracle-Gro Co.	25,258	1,792
	Sensient Technologies Corp.	23,722	1,791
*	Hanesbrands Inc.	220,341	1,789
*	Allegro MicroSystems Inc.	73,991	1,782
*	Nuvalent Inc. Class A	20,747	1,780
*	Five9 Inc.	43,335	1,776
*	Xenon Pharmaceuticals Inc.	44,411	1,776
*	Alarm.com Holdings Inc.	29,147	1,768
	Patrick Industries Inc.	18,184	1,766
*	Victoria's Secret & Co.	48,362	1,758
*	Tidewater Inc.	31,886	1,757
*	Impinj Inc.	13,837	1,756
	Liberty Energy Inc.	95,925	1,756
	Griffon Corp.	23,052	1,747
*	American Airlines Group Inc.	102,968	1,742
	First Financial Bancorp	62,079	1,739
	BOK Financial Corp.	15,734	1,737
*	MP Materials Corp.	79,009	1,735
	American Eagle Outfitters Inc.	107,189	1,730
	ManpowerGroup Inc.	28,690	1,728
	Atkore Inc.	21,192	1,726
	TriNet Group Inc.	18,447	1,723
*	Denali Therapeutics Inc.	73,820	1,720
*	Valaris Ltd.	35,858	1,719
*	Amedisys Inc.	18,553	1,716
	BankUnited Inc.	41,724	1,715
*	DoubleVerify Holdings Inc.	83,190	1,715
	LCI Industries	16,348	1,713
[2]	Medical Properties Trust Inc.	365,138	1,712
	Innospec Inc.	15,097	1,711
*	Palomar Holdings Inc.	15,853	1,710
	Chemours Co.	89,946	1,708
	National Storage Affiliates Trust	45,836	1,703
	Douglas Emmett Inc.	92,659	1,701
*	Amentum Holdings Inc.	81,127	1,701
	Sylvamo Corp.	21,227	1,700
*	Transocean Ltd. (XNYS)	431,100	1,690
	Helmerich & Payne Inc.	53,474	1,689
*	RingCentral Inc. Class A	48,362	1,684
*	Peloton Interactive Inc. Class A	217,144	1,683
	Graham Holdings Co. Class B	1,808	1,679
*	Diodes Inc.	28,457	1,678
*	DigitalOcean Holdings Inc.	40,452	1,678
*	Capri Holdings Ltd.	67,434	1,671
*	NMI Holdings Inc.	43,198	1,668

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Coty Inc. Class A	227,398	1,667
*	nCino Inc.	48,937	1,664
	H&E Equipment Services Inc.	18,752	1,663
	News Corp. Class B	52,508	1,662
*	Lucid Group Inc.	601,617	1,660
*	Amicus Therapeutics Inc.	172,932	1,657
	Amkor Technology Inc.	67,190	1,654
*	Ambarella Inc.	21,555	1,654
	Steven Madden Ltd.	40,211	1,651
*	Cleanspark Inc.	157,438	1,644
*	QuidelOrtho Corp.	37,621	1,635
*	Novocure Ltd.	66,578	1,632
	PennyMac Financial Services Inc.	15,565	1,629
	National Health Investors Inc.	23,679	1,613
	Park Hotels & Resorts Inc.	119,199	1,608
	Bank of Hawaii Corp.	21,459	1,599
*	StoneCo. Ltd. Class A	174,418	1,599
	Artisan Partners Asset Management Inc. Class A	35,727	1,597
	Independent Bank Corp. (XNGS)	23,744	1,595
	Cheesecake Factory Inc.	28,386	1,594
	Broadstone Net Lease Inc.	100,742	1,586
	Warrior Met Coal Inc.	30,017	1,584
*	Loar Holdings Inc.	19,925	1,584
	Hub Group Inc. Class A	35,462	1,582
	Outfront Media Inc.	85,055	1,565
	Spectrum Brands Holdings Inc.	18,469	1,562
	Insperity Inc.	20,758	1,557
*	Merus NV	37,951	1,554
	Polaris Inc.	32,441	1,547
*	Coeur Mining Inc.	233,430	1,541
*	Oceaneering International Inc.	61,963	1,540
*	Enovis Corp.	32,732	1,538
	Chesapeake Utilities Corp.	12,547	1,534
	Simmons First National Corp. Class A	67,434	1,532
	Signet Jewelers Ltd.	25,858	1,532
*	Leonardo DRS Inc.	43,388	1,525
*	Tandem Diabetes Care Inc.	41,133	1,524
	First Interstate BancSystem Inc. Class A	46,225	1,523
*	Alaska Air Group Inc.	20,646	1,512
	Heartland Financial USA Inc.	23,359	1,511
	Nordstrom Inc.	62,456	1,511
*	SpringWorks Therapeutics Inc.	40,189	1,507
	Wendy's Co.	101,452	1,505
*,2	Trump Media & Technology Group Corp.	47,204	1,504
	Four Corners Property Trust Inc.	54,742	1,502
	Premier Inc. Class A	66,142	1,499
	Urban Edge Properties	73,703	1,499
*	TTM Technologies Inc.	60,930	1,498
*	Seadrill Ltd.	41,358	1,496
	California Water Service Group	32,955	1,493
	Dana Inc.	93,553	1,491
*	Howard Hughes Holdings Inc.	19,469	1,487
*	Yelp Inc.	37,124	1,483
*	Neogen Corp.	129,117	1,480
	Enerpac Tool Group Corp.	32,660	1,476
	Curbline Properties Corp.	60,329	1,476
[2]	Arbor Realty Trust Inc.	109,701	1,469
	Concentrix Corp.	28,065	1,467
	Nomad Foods Ltd.	81,833	1,462
*	Goodyear Tire & Rubber Co.	164,645	1,460
*	CoreCivic Inc.	71,217	1,457
	Sunstone Hotel Investors Inc.	128,281	1,453
	Interparfums Inc.	10,281	1,450
	Albany International Corp. Class A	17,813	1,438
	Progress Software Corp.	25,060	1,437
	AZZ Inc.	16,743	1,436
	Patterson Cos. Inc.	46,403	1,436
	Retail Opportunity Investments Corp.	82,064	1,434
	Park National Corp.	8,435	1,432
	Renasant Corp.	36,784	1,430

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Extreme Networks Inc.	90,357	1,429
	Cohen & Steers Inc.	16,089	1,426
*	Viavi Solutions Inc.	118,378	1,425
*	Privia Health Group Inc.	62,371	1,425
*	Laureate Education Inc.	75,816	1,419
*	Boston Beer Co. Inc. Class A	5,658	1,418
	ADT Inc.	184,241	1,415
*	U-Haul Holding Co. (XNYS)	19,357	1,411
*	Rapid7 Inc.	36,602	1,410
*,2	Freedom Holding Corp.	10,014	1,410
	Seacoast Banking Corp. of Florida	49,520	1,409
*	Arrowhead Pharmaceuticals Inc.	70,797	1,407
	Pacific Premier Bancorp Inc.	54,292	1,406
*	Flywire Corp.	72,620	1,404
	BancFirst Corp.	11,786	1,403
*	Calix Inc.	35,272	1,400
	Kulicke & Soffa Industries Inc.	31,492	1,397
	Energizer Holdings Inc.	41,068	1,396
*	Visteon Corp.	16,609	1,396
	Red Rock Resorts Inc. Class A	28,384	1,392
	Peabody Energy Corp.	76,048	1,380
*	Ziff Davis Inc.	25,566	1,378
*	Birkenstock Holding plc	23,302	1,378
	Acadia Realty Trust	59,645	1,374
*	NCR Atleos Corp.	42,793	1,363
*	AAR Corp.	19,983	1,354
	Provident Financial Services Inc.	72,853	1,353
	Hillenbrand Inc.	39,423	1,340
	City Holding Co.	11,294	1,334
*	Mercury Systems Inc.	31,849	1,328
	ArcBest Corp.	13,854	1,325
*	Hayward Holdings Inc.	87,813	1,322
*	TransMedics Group Inc.	19,498	1,317
	HNI Corp.	26,375	1,315
*	Clarivate plc	242,192	1,313
*	Agios Pharmaceuticals Inc.	38,153	1,312
	Banner Corp.	18,562	1,312
*	OPENLANE Inc.	64,580	1,312
*	Huron Consulting Group Inc.	10,335	1,310
*	Axcelis Technologies Inc.	19,203	1,306
*	Atlanta Braves Holdings Inc. Class C	33,554	1,300
*	Alpha Metallurgical Resources Inc.	7,082	1,297
	Scorpio Tankers Inc.	27,218	1,296
*	Omnicell Inc.	28,785	1,295
	Phinia Inc.	25,363	1,291
	LXP Industrial Trust	154,925	1,289
*	LiveRamp Holdings Inc.	37,843	1,287
*	Masterbrand Inc.	73,725	1,277
	Werner Enterprises Inc.	35,263	1,273
*	ACADIA Pharmaceuticals Inc.	68,178	1,272
	CONMED Corp.	17,690	1,270
*	Informatica Inc. Class A	49,372	1,268
	PriceSmart Inc.	13,822	1,257
*	Magnite Inc.	72,914	1,254
	Century Communities Inc.	16,405	1,253
	Clear Secure Inc. Class A	52,913	1,252
*	Sotera Health Co.	91,070	1,249
	Westamerica BanCorp	24,109	1,248
	Select Medical Holdings Corp.	63,110	1,241
	Standex International Corp.	6,750	1,233
*	Waystar Holding Corp.	30,641	1,231
*	Enovix Corp.	100,978	1,218
	WaFd Inc.	40,974	1,216
*	Recursion Pharmaceuticals Inc. Class A	167,647	1,214
	Strategic Education Inc.	12,125	1,191
	Trustmark Corp.	31,772	1,191
	J & J Snack Foods Corp.	8,670	1,190
	Innovative Industrial Properties Inc.	16,564	1,187
*	IPG Photonics Corp.	16,159	1,185
*	Sunrun Inc.	130,810	1,184

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	AtriCure Inc.	29,500	1,176
*	LGI Homes Inc.	13,177	1,176
*	Surgery Partners Inc.	46,048	1,174
*	Under Armour Inc. Class C	155,939	1,174
	NBT Bancorp Inc.	24,602	1,172
*	Progyny Inc.	50,484	1,170
	Materion Corp.	11,578	1,169
	La-Z-Boy Inc.	24,602	1,161
*	Ligand Pharmaceuticals Inc.	9,941	1,159
*	Beam Therapeutics Inc.	44,660	1,158
*	Green Brick Partners Inc.	19,127	1,157
	Vishay Intertechnology Inc.	67,518	1,143
*	Paycor HCM Inc.	51,518	1,140
	Kennametal Inc.	47,559	1,139
	Stock Yards Bancorp Inc.	15,398	1,135
	Greenbrier Cos. Inc.	17,081	1,132
	International Game Technology plc	66,417	1,130
	Clearway Energy Inc. Class C	43,451	1,127
*	Supernus Pharmaceuticals Inc.	29,367	1,127
	EVERTEC Inc.	34,686	1,126
*	Amer Sports Inc.	35,179	1,125
	Carter's Inc.	20,846	1,124
*	NeoGenomics Inc.	78,582	1,124
*	Lemonade Inc.	33,612	1,117
*	QuantumScape Corp.	215,589	1,115
*	Pilgrim's Pride Corp.	23,919	1,113
	PROG Holdings Inc.	25,911	1,108
	Vestis Corp.	79,191	1,107
*	Upwork Inc.	69,965	1,103
*	Kymera Therapeutics Inc.	27,710	1,097
*	United Parks & Resorts Inc.	20,717	1,089
*	Harmony Biosciences Holdings Inc.	28,014	1,086
	Two Harbors Investment Corp.	85,165	1,086
	Universal Corp.	20,317	1,079
*	Joby Aviation Inc.	130,403	1,077
	Quaker Chemical Corp.	7,623	1,076
*	Sprout Social Inc. Class A	32,712	1,069
	Acushnet Holdings Corp.	16,284	1,064
	CSG Systems International Inc.	18,080	1,063
*	TripAdvisor Inc.	60,520	1,063
	Edgewell Personal Care Co.	31,788	1,059
*	Iovance Biotherapeutics Inc.	181,007	1,059
*	Trupanion Inc.	22,238	1,055
	Star Bulk Carriers Corp.	68,611	1,055
*	Rogers Corp.	11,329	1,054
*	Asana Inc. Class A	49,397	1,054
	DigitalBridge Group Inc.	95,879	1,052
	Newmark Group Inc. Class A	74,316	1,050
*	NCR Voyix Corp.	85,250	1,048
*	Marqeta Inc. Class A	269,186	1,036
	WesBanco Inc.	29,512	1,034
*	Life Time Group Holdings Inc.	35,574	1,031
*	BioCryst Pharmaceuticals Inc.	129,392	1,022
	Cable One Inc.	3,363	1,022
*	O-I Glass Inc.	85,585	1,022
*	Triumph Financial Inc.	13,229	1,019
*	Liberty Media Corp.-Liberty Live Class A	14,069	1,013
*	Integra LifeSciences Holdings Corp.	38,531	1,006
	First Commonwealth Financial Corp.	60,090	1,002
	Ubiquiti Inc.	2,473	998
*	Teladoc Health Inc.	97,908	995
*	DNOW Inc.	66,829	994
	Bank of NT Butterfield & Son Ltd.	27,051	993
*	Knowles Corp.	52,304	990
*	Foot Locker Inc.	49,177	986
	DiamondRock Hospitality Co.	112,212	985
*	Gibraltar Industries Inc.	16,042	984
*,2	Plug Power Inc.	527,201	981
*	NetScout Systems Inc.	40,951	976
	Xenia Hotels & Resorts Inc.	64,863	970

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[2]	ZIM Integrated Shipping Services Ltd.	54,203	965
*	Comstock Resources Inc.	51,950	964
	Dillard's Inc. Class A	2,055	962
*	Sonos Inc.	69,737	962
*	Liberty Media Corp.-Liberty Formula One Class A	10,897	959
*	Alignment Healthcare Inc.	62,107	956
	World Kinect Corp.	33,704	953
*	Verint Systems Inc.	37,522	952
*	10X Genomics Inc. Class A	63,436	952
*	TreeHouse Foods Inc.	27,431	947
	Tennant Co.	11,014	942
	St. Joe Co.	19,549	940
	Cracker Barrel Old Country Store Inc.	14,396	935
*	Certara Inc.	65,219	928
	Leggett & Platt Inc.	87,717	926
*	PagerDuty Inc.	49,922	925
*	Central Garden & Pet Co. Class A	29,630	924
*	Hawaiian Electric Industries Inc.	99,893	913
*	Liberty Broadband Corp. Class A	11,957	909
*	Phreesia Inc.	31,922	909
*	Grocery Outlet Holding Corp.	56,082	908
	John Wiley & Sons Inc. Class A	22,173	908
*	Ingevity Corp.	19,988	906
	Cannae Holdings Inc.	45,790	905
*	Adient plc	51,904	905
	MillerKnoll Inc.	40,252	903
[2]	New Fortress Energy Inc.	60,116	902
*	Fortrea Holdings Inc.	53,547	900
	Buckle Inc.	18,855	898
	Horace Mann Educators Corp.	23,238	898
	Schneider National Inc. Class B	29,984	892
*	Avis Budget Group Inc.	9,922	890
	Nelnet Inc. Class A	8,072	889
*	Kosmos Energy Ltd.	277,808	883
	Upbound Group Inc.	30,007	880
	Getty Realty Corp.	28,240	876
	MFA Financial Inc.	83,311	875
	JBG SMITH Properties	56,021	869
	Benchmark Electronics Inc.	20,340	868
	Virtus Investment Partners Inc.	4,348	867
*,3,4	Millrose Properties Inc. Class A	78,368	867
	SJW Group	17,125	860
*	MaxLinear Inc.	47,923	856
	Apollo Commercial Real Estate Finance Inc.	96,351	854
	Pebblebrook Hotel Trust	64,134	842
	RLJ Lodging Trust	86,206	841
*	Madison Square Garden Entertainment Corp.	23,110	840
*	Fastly Inc. Class A	79,980	837
	Lindsay Corp.	6,230	836
	Northwest Bancshares Inc.	62,829	830
*	Schrodinger Inc.	33,099	830
*	SiriusPoint Ltd.	56,988	830
	Adeia Inc.	64,618	830
	CTS Corp.	16,235	829
*	Inmode Ltd.	48,165	829
*	Helen of Troy Ltd.	13,390	827
*	Amphastar Pharmaceuticals Inc.	23,504	820
	Elme Communities	53,608	818
	Apartment Investment & Management Co. Class A	90,237	816
*	Matterport Inc.	156,608	816
	Kohl's Corp.	61,401	811
	Veris Residential Inc.	50,610	807
*	PagSeguro Digital Ltd. Class A	108,222	806
*	Sabre Corp.	239,106	801
	S&T Bancorp Inc.	20,199	797
	Employers Holdings Inc.	16,198	796
	LTC Properties Inc.	23,148	796
	Helios Technologies Inc.	17,768	793
	PennyMac Mortgage Investment Trust	58,260	792
	Greif Inc. Class A	12,895	789

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Mercury General Corp.	15,539	774
*	Appian Corp. Class A	21,838	766
*	Immunovant Inc.	35,131	764
	Global Net Lease Inc.	105,586	759
	Northwest Natural Holding Co.	19,007	759
	Reynolds Consumer Products Inc.	27,487	759
	Winnebago Industries Inc.	15,851	758
*	STAAR Surgical Co.	31,286	757
	ARMOUR Residential REIT Inc.	40,054	754
	Hilltop Holdings Inc.	24,955	753
*	American Woodmark Corp.	9,636	750
	Worthington Enterprises Inc.	17,905	750
	Sandy Spring Bancorp Inc.	22,079	747
	Papa John's International Inc.	18,718	741
*	Sphere Entertainment Co.	15,722	733
*	Evolent Health Inc. Class A	70,014	732
*	Gentherm Inc.	19,104	729
	Empire State Realty Trust Inc. Class A	76,195	728
*	MoonLake Immunotherapeutics	15,825	728
*	Constellium SE	73,167	727
	Live Oak Bancshares Inc.	20,379	723
	Tronox Holdings plc	70,425	723
	Stepan Co.	11,384	722
*	Under Armour Inc. Class A	86,291	721
*	Cimpress plc	10,793	718
*	Legalzoom.com Inc.	79,666	716
	Chimera Investment Corp.	47,951	714
	WisdomTree Inc.	72,856	713
*	Innoviva Inc.	38,167	711
*	Pacira BioSciences Inc.	26,715	703
	Navient Corp.	51,355	702
*	ViaSat Inc.	72,661	699
*	AdaptHealth Corp.	64,605	699
*	Sally Beauty Holdings Inc.	63,979	695
*	G-III Apparel Group Ltd.	22,021	687
*	Dyne Therapeutics Inc.	48,294	687
*,2	Dlocal Ltd.	51,770	683
*	Fox Factory Holding Corp.	24,917	681
	Ladder Capital Corp.	60,561	679
	Hope Bancorp Inc.	58,146	678
*	Jamf Holding Corp.	44,724	676
*	AMC Entertainment Holdings Inc. Class A	216,687	674
	Deluxe Corp.	28,989	672
*	Myriad Genetics Inc.	52,975	671
*	Xencor Inc.	36,732	671
*	Arvinas Inc.	38,058	670
	Oxford Industries Inc.	7,794	654
*	Vicor Corp.	12,760	653
	Kennedy-Wilson Holdings Inc.	71,907	651
*	IMAX Corp.	27,661	651
	Fresh Del Monte Produce Inc.	20,959	639
	Weis Markets Inc.	9,412	636
*	Air Transport Services Group Inc.	28,409	631
	Bloomin' Brands Inc.	50,152	630
	SFL Corp. Ltd.	59,677	630
*	Century Aluminum Co.	34,095	623
	Steelcase Inc. Class A	54,228	623
	Alexander & Baldwin Inc.	34,669	619
*	Topgolf Callaway Brands Corp.	78,687	618
	Delek US Holdings Inc.	34,551	617
	CNA Financial Corp.	12,477	612
*	Array Technologies Inc.	83,508	612
*	Owens & Minor Inc.	42,932	611
*	agilon health Inc.	182,853	611
	Berkshire Hills Bancorp Inc.	20,730	610
*	LifeStance Health Group Inc.	75,929	605
	Worthington Steel Inc.	20,788	604
	Clearway Energy Inc. Class A	24,569	603
*	SolarEdge Technologies Inc.	45,826	600
	WK Kellogg Co.	36,111	599

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Apogee Enterprises Inc.	11,679	596
*	AMN Healthcare Services Inc.	21,671	596
	1st Source Corp.	9,494	595
*	Intellia Therapeutics Inc.	57,644	595
*	Encore Capital Group Inc.	11,915	590
	eXp World Holdings Inc.	51,497	586
	Kaiser Aluminum Corp.	8,370	586
	Lennar Corp. Class B	4,648	585
*	PROS Holdings Inc.	24,621	582
	National Beverage Corp.	13,663	575
*	Fiverr International Ltd.	18,434	569
	Piedmont Office Realty Trust Inc. Class A	64,527	564
*	Coursera Inc.	72,838	562
*	Dave & Buster's Entertainment Inc.	21,134	561
	Centerspace	9,201	559
*,2	Tilray Brands Inc.	529,941	556
	American Assets Trust Inc.	22,751	552
	TriMas Corp.	22,469	546
*	ScanSource Inc.	12,784	535
	Xerox Holdings Corp.	62,127	531
	Matson Inc.	3,700	525
*	Driven Brands Holdings Inc.	31,744	524
*	National Vision Holdings Inc.	45,747	522
	Safety Insurance Group Inc.	6,602	522
*	Opendoor Technologies Inc.	371,662	513
	Core Laboratories Inc.	28,855	490
	Sempra Energy	5,597	482
	Safehold Inc.	29,718	482
	Jack in the Box Inc.	12,176	477
*	Relay Therapeutics Inc.	106,224	475
*	ODP Corp.	20,983	474
*	Bumble Inc. Class A	58,280	473
*	Vir Biotechnology Inc.	44,740	465
	Paramount Group Inc.	93,677	458
*	Fluence Energy Inc.	34,970	455
*	Wolfspeed Inc.	74,037	454
*	Shoals Technologies Group Inc. Class A	94,052	450
*	PACS Group Inc.	30,811	448
	F&G Annuities & Life Inc.	9,738	447
*	Mister Car Wash Inc.	55,650	446
*	Rocket Pharmaceuticals Inc.	40,826	438
*	Lions Gate Entertainment Corp. Class B	62,313	437
	Marcus & Millichap Inc.	11,387	435
	Republic Bancorp Inc. Class A	6,430	421
*	Ameresco Inc. Class A	18,505	419
*	JELD-WEN Holding Inc.	46,686	416
	Orion SA	28,976	404
	Krispy Kreme Inc.	44,341	402
*	N-able Inc.	40,920	397
	SolarWinds Corp.	26,159	389
*	Avanos Medical Inc.	22,265	383
	SITE Centers Corp.	25,116	376
	Shutterstock Inc.	12,488	369
*	Arcus Biosciences Inc.	28,112	363
	TFS Financial Corp.	26,397	362
*	JetBlue Airways Corp.	52,977	349
*,2	Sigma Lithium Corp.	32,429	349
	MGP Ingredients Inc.	9,292	336
*	OPKO Health Inc.	220,125	335
	CVR Energy Inc.	17,535	332
*	Lions Gate Entertainment Corp. Class A	42,143	331
*	Prothena Corp. plc	23,174	330
*	E2open Parent Holdings Inc.	117,335	309
*	Herbalife Ltd.	55,447	303
*	Hertz Global Holdings Inc.	73,316	303
	Scholastic Corp.	15,298	297
*	Liberty Latin America Ltd. Class C	47,071	289
*	Liberty Latin America Ltd. Class A	46,654	288
*	Maravai LifeSciences Holdings Inc. Class A	58,501	288
	Heartland Express Inc.	24,180	277

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Mativ Holdings Inc.	27,549	263
*,2	Sana Biotechnology Inc.	79,060	255
*	TechTarget Inc.	14,031	239
*	Columbia Financial Inc.	16,116	238
	Gen Digital Inc.	8,363	225
	Alexander's Inc.	1,178	224
	Guess? Inc.	17,200	222
	Ormat Technologies Inc.	3,442	220
	Ardagh Metal Packaging SA	76,458	212
	Saul Centers Inc.	5,132	187
*	USANA Health Sciences Inc.	5,489	179
*	Ironwood Pharmaceuticals Inc.	73,711	172
*	Atlanta Braves Holdings Inc. Class A	3,936	168
*	Liberty Global Ltd. Class A	8,832	102
*,5	Scilex Holding Co. (Acquired 1/6/23, Cost $320)	30,534	11
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
*,3	GCI Liberty Inc.	36,533	—
			35,868,265
Total Common Stocks (Cost $35,928,270)			55,344,895
Preferred Stocks (0.2%)
	Petroleo Brasileiro SA Preference Shares	2,982,392	19,234
	Samsung Electronics Co. Ltd. Preference Shares	518,324	15,213
	Itau Unibanco Holding SA Preference Shares	2,292,861	13,265
	Volkswagen AG Preference Shares	113,645	11,588
	Henkel AG & Co. KGaA Preference Shares	116,412	10,173
	Itausa SA Preference Shares	3,501,146	5,709
	Sartorius AG Preference Shares	16,247	4,688
	Banco Bradesco SA Preference Shares	2,123,589	4,393
	Hyundai Motor Co. Preference Shares (XKRX)	27,339	3,111
	Bayerische Motoren Werke AG Preference Shares	37,408	2,842
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	69,487	2,743
	Gerdau SA Preference Shares	673,614	1,985
	Cia Energetica de Minas Gerais Preference Shares	963,664	1,807
	FUCHS SE Preference Shares	33,354	1,516
	Cia Paranaense de Energia - Copel Preference Shares Class B	757,000	1,256
*	Telecom Italia SpA Preference Shares	3,542,778	1,131
*	Grifols SA Preference Shares Class B (XMAD)	147,589	1,011
	Centrais Eletricas Brasileiras SA Preference Shares Class B	123,250	837
	Embotelladora Andina SA Preference Shares Class B	232,930	778
	Hyundai Motor Co. Preference Shares	6,607	728
	Isa Energia Brasil SA Preference Shares	168,342	686
	Bradespar SA Preference Shares	220,959	630
	Samsung SDI Co. Ltd. Preference Shares	6,600	614
	Sixt SE Preference Shares	9,946	610
	Marcopolo SA Preference Shares	376,571	537
	Metalurgica Gerdau SA Preference Shares	319,700	526
*	LG Chem Ltd. Preference Shares	5,241	499
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	399
	Danieli & C Officine Meccaniche SpA Preference Shares	17,324	349
	Daishin Securities Co. Ltd. Preference Shares	31,405	345
	LG Electronics Inc. Preference Shares	11,659	324
	Cia de Saneamento do Parana Preference Shares	328,900	289
	Amorepacific Corp. (XKRX) Preference Shares	10,116	268
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	252
	Banco Pan SA Preference Shares	204,700	242
*	LG H&H Co. Ltd. Preference Shares	2,662	237
	Unipar Carbocloro SA Preference Shares Class B	27,309	229
*	Braskem SA Preference Shares Class A	96,180	227
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	206
	Raizen SA Preference Shares	614,403	200
	Randon SAImplementos E Participacoes Preference Shares	124,764	194
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	177
	Banco ABC Brasil SA Preference Shares	46,900	162
*	Alpargatas SA Preference Shares	146,361	155
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	54,755	153
	Bancolombia SA Preference Shares	14,574	143
*	Azul SA Preference Shares	164,136	129

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Hanwha Corp. Preference Shares	10,942	116
	Corem Property Group AB Preference Shares	4,687	103
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	93
	Taurus Armas SA Preference Shares	29,900	41
	CJ CheilJedang Corp. Preference Shares	91	8
*,3	Mechel PJSC Preference Shares	45,248	—
Total Preferred Stocks (Cost $132,619)			113,151
Rights (0.0%)
*,2,3	AHL Strom-Munksjo OYJ	4,033	74
*	ACS Actividades de Construccion y Servicios SA Exp. 2/7/25	123,265	61
*,3	Hyundai Bioscience Co. Ltd. Exp. 2/6/25	4,046	9
*	Gimv NV Exp. 2/6/25	8,579	8
*	Equatorial Energia SA Exp. 2/13/25	2,040	2
*,3	Smartfit Escola de Ginastica e Danca SA Exp. 2/4/25	1,109	1
*	Trinity Industries Inc. Exp. 4/10/25	532,426	—
Total Rights (Cost $122)			155
Warrants (0.0%)
*	VGI PCL Exp. 9/3/25	313,032	13
*,2,3	Webuild SpA Exp. 8/2/30	12,600	11
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	95,161	2
*	VGI PCL Exp. 5/23/27 (XBKK)	722,382	1
*	BTS Group Holdings PCL Exp. 11/20/26	44,400	—
*	Energy Absolute PCL Exp. 2/28/28	316,333	—
*,3	Constellation Software Inc. Exp. 3/31/40	10,339	—
Total Warrants (Cost $—)			27
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[6,7]	Vanguard Market Liquidity Fund, 4.371% (Cost $575,407)	5,755,115	575,454
Total Investments (100.1%) (Cost $36,636,418)			56,033,682
Other Assets and Liabilities—Net (-0.1%)			(54,346)
Net Assets (100%)			55,979,336
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $554,722,000, representing 1.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $101,281,000.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
5	Restricted securities totaling $11,000, representing 0.0% of net assets.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $133,039,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	355	40,743	(811)
E-mini S&P 500 Index	March 2025	1,008	305,789	(901)
MSCI EAFE Index	March 2025	1,006	119,236	1,831
MSCI Emerging Markets Index	March 2025	1,056	57,573	(601)
S&P TSX 60 Index	March 2025	70	14,858	218
				(264)

Vanguard® Total World Stock Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	3/19/25	CAD	4,787	USD	3,394	—	(94)
Citibank, N.A.	3/19/25	INR	3,729,384	USD	43,790	—	(914)
Citibank, N.A.	3/19/25	JPY	1,073,583	USD	7,159	—	(199)
State Street Bank & Trust Co.	3/19/25	JPY	630,978	USD	4,037	54	—
State Street Bank & Trust Co.	3/19/25	USD	2,861	AUD	4,470	81	—
Bank of America, N.A.	3/19/25	USD	2,758	BRL	17,025	—	(127)
State Street Bank & Trust Co.	3/19/25	USD	13,990	CHF	12,172	553	—
UBS AG	3/19/25	USD	3,484	DKK	24,524	66	—
Bank of Montreal	3/19/25	USD	5,755	EUR	5,441	98	—
State Street Bank & Trust Co.	3/19/25	USD	3,913	GBP	3,070	108	—
Bank of America, N.A.	3/19/25	USD	3,386	HKD	26,298	7	—
Toronto-Dominion Bank	3/19/25	USD	27,546	JPY	4,137,775	721	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	6,471	KRW	9,229,921	125	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	2,674	TWD	86,328	51	—
						1,864	(1,334)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,099,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Total World Stock Index Fund
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	37,623,425	41,345	867	37,665,637
Common Stocks—Other	153,714	17,523,516	2,028	17,679,258
Preferred Stocks	53,427	59,724	—	113,151
Rights	71	—	84	155
Warrants	16	—	11	27
Temporary Cash Investments	575,454	—	—	575,454
Total	38,406,107	17,624,585	2,990	56,033,682
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,049	—	—	2,049
Forward Currency Contracts	—	1,864	—	1,864
Total	2,049	1,864	—	3,913
Liabilities
Futures Contracts[1]	(2,313)	—	—	(2,313)
Forward Currency Contracts	—	(1,334)	—	(1,334)
Total	(2,313)	(1,334)	—	(3,647)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.